JOHN HANCOCK FUNDS II

                                CLASS NAV SHARES

Active Bond Fund                           International Equity Index Fund                Small Cap Growth Fund
All Cap Core Fund                          International Growth Fund                      Small Cap Index Fund
All Cap Growth Fund                        International Opportunities Fund               Small Cap Opportunities Fund
All Cap Value Fund                         International Small Cap Fund                   Small Cap Value Fund
Blue Chip Growth Fund                      International Small Company Fund               Small Company Fund
Capital Appreciation Fund                  International Value Fund                       Small Company Growth Fund
Classic Value Fund                         Intrinsic Value Fund                           Small Company Value Fund
Core Bond Fund                             Investment Quality Bond Fund                   Special Value Fund
Core Equity Fund                           Large Cap Fund                                 Spectrum Income Fund
Dynamic Growth Fund                        Large Cap Value Fund                           Strategic Bond Fund
Emerging Growth Fund                       Managed Fund                                   Strategic Income Fund
Emerging Markets Value Fund                Mid Cap Index Fund                             Total Bond Market Fund
Emerging Small Company Fund                Mid Cap Intersection Fund                      Total Return Fund
Equity-Income Fund                         Mid Cap Stock Fund                             Total Stock Market Index Fund
Financial Services Fund                    Mid Cap Value Equity Fund                      U.S. Global Leaders Growth Fund
Fundamental Value Fund                     Mid Cap Value Fund                             U.S. Government Securities Fund
Global Allocation Fund                     Money Market Fund                              U.S. High Yield Bond Fund
Global Bond Fund                           Natural Resources Fund                         U.S. Multi-Sector Fund
Global Fund                                Pacific Rim Fund                               Utilities Fund
Global Real Estate Fund                    Quantitative All Cap Fund                      Value Fund
Growth Fund                                Quantitative Mid Cap Fund                      Value & Restructuring Fund
Growth & Income Fund                       Quantitative Value Fund                        Value Opportunities Fund
Growth Opportunities Fund                  Real Estate Equity Fund                        Vista Fund
Health Sciences Fund                       Real Estate Securities Fund
High Income Fund                           Real Return Bond Fund
High Yield Fund                            Science & Technology Fund
Income Fund                                Short-Term Bond Fund
Index 500 Fund                             Small Cap Fund

Neither the Securities and Exchange Commission (the "SEC") nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such information or representation is given, it should not be relied upon as having been authorized by John Hancock Funds II ("JHF II"), the adviser or any subadvisers to JHF II or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHF II in any state where such offer or sale would be prohibited.

                       Prospectus dated December 31, 2006

                      As Amended and Restated July 12, 2007

                                    CONTENTS

OVERVIEW...........................................................................4
SMALL CAP FUNDS...................................................................11
  EMERGING GROWTH FUND............................................................11
  EMERGING SMALL COMPANY FUND.....................................................12
  SMALL CAP GROWTH FUND...........................................................13
  SMALL CAP OPPORTUNITIES FUND....................................................15
  SMALL CAP FUND..................................................................17
  SMALL CAP VALUE FUND............................................................19
  SMALL COMPANY FUND..............................................................21
  SMALL COMPANY GROWTH FUND.......................................................23
  SMALL COMPANY VALUE FUND........................................................24
  SPECIAL VALUE FUND..............................................................26
  VALUE OPPORTUNITIES FUND........................................................27
MID CAP FUNDS.....................................................................28
  DYNAMIC GROWTH FUND.............................................................28
  GROWTH OPPORTUNITIES FUND.......................................................29
  MID CAP INTERSECTION FUND.......................................................30
  MID CAP STOCK FUND..............................................................31
  MID CAP VALUE EQUITY FUND.......................................................32
  MID CAP VALUE FUND..............................................................33
  QUANTITATIVE MID CAP FUND.......................................................34
  VALUE FUND......................................................................36
  VISTA FUND......................................................................37
LARGE CAP FUNDS...................................................................39
  ALL CAP CORE FUND...............................................................39
  ALL CAP GROWTH FUND.............................................................41
  ALL CAP VALUE FUND..............................................................42
  BLUE CHIP GROWTH FUND...........................................................43
  CAPITAL APPRECIATION FUND.......................................................45
  CLASSIC VALUE FUND..............................................................47
  CORE EQUITY FUND................................................................49
  EQUITY-INCOME FUND..............................................................50
  FUNDAMENTAL VALUE FUND..........................................................52
  GROWTH & INCOME FUND............................................................53
  GROWTH FUND.....................................................................54
  INTRINSIC VALUE FUND............................................................55
  LARGE CAP FUND..................................................................56
  LARGE CAP VALUE FUND............................................................57
  QUANTITATIVE ALL CAP FUND.......................................................59
  QUANTITATIVE VALUE FUND.........................................................60
  U.S. GLOBAL LEADERS GROWTH FUND.................................................61
  U.S. MULTI SECTOR FUND..........................................................62
  VALUE & RESTRUCTURING FUND......................................................63
INTERNATIONAL FUNDS...............................................................64
  EMERGING MARKETS VALUE FUND.....................................................64
  GLOBAL FUND.....................................................................67
  INTERNATIONAL GROWTH FUND.......................................................68
  INTERNATIONAL OPPORTUNITIES FUND................................................69
  INTERNATIONAL SMALL CAP FUND....................................................71
  INTERNATIONAL SMALL COMPANY FUND................................................72
  INTERNATIONAL VALUE FUND........................................................74
  PACIFIC RIM FUND................................................................75
FIXED-INCOME FUNDS................................................................77

  ACTIVE BOND FUND................................................................77
  CORE BOND FUND..................................................................79
  GLOBAL BOND FUND................................................................80
  HIGH INCOME FUND................................................................82
  HIGH YIELD FUND.................................................................83
  INCOME FUND.....................................................................84
  INVESTMENT QUALITY BOND FUND....................................................85
  MONEY MARKET FUND...............................................................87
  REAL RETURN BOND FUND...........................................................89
  SHORT-TERM BOND FUND............................................................91
  SPECTRUM INCOME FUND............................................................92
  STRATEGIC BOND FUND.............................................................94
  STRATEGIC INCOME FUND...........................................................96
  TOTAL RETURN FUND...............................................................97
  U.S. GOVERNMENT SECURITIES FUND.................................................99
  U.S. HIGH YIELD BOND FUND......................................................101
HYBRID FUNDS.....................................................................103
  GLOBAL ALLOCATION FUND.........................................................103
  MANAGED FUND...................................................................105
SPECIALTY FUNDS..................................................................107
  FINANCIAL SERVICES FUND........................................................107
  GLOBAL REAL ESTATE FUND........................................................109
  HEALTH SCIENCES FUND...........................................................111
  NATURAL RESOURCES FUND.........................................................113
  REAL ESTATE EQUITY FUND........................................................115
  REAL ESTATE SECURITIES FUND....................................................117
  SCIENCE & TECHNOLOGY FUND......................................................119
  UTILITIES FUND.................................................................121
INDEX FUNDS......................................................................123
  INDEX 500 FUND.................................................................123
  TOTAL BOND MARKET FUND.........................................................124
  INTERNATIONAL EQUITY INDEX FUND................................................125
  MID CAP INDEX FUND.............................................................126
  SMALL CAP INDEX FUND...........................................................127
  TOTAL STOCK MARKET INDEX FUND..................................................128
ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES..129
  Hedging and Other Strategic Transactions.......................................137
YOUR ACCOUNT.....................................................................140
  Class NAV Shares...............................................................140
  Transaction Policies...........................................................140
  Dividends and Account Policies.................................................142
FUND DETAILS.....................................................................144
  Business Structure.............................................................144
  Subadviser Information and Management Biographies..............................145
FINANCIAL HIGHLIGHTS.............................................................163
APPENDIX A - SCHEDULE OF MANAGEMENT FEES.........................................176
FOR MORE INFORMATION.............................................................183

                                    OVERVIEW

                              JOHN HANCOCK FUNDS II

John Hancock Funds II ("JHF II") is a series trust which is comprised of separate investment funds, (each a "Fund", and collectively the "Funds"). The Funds of JHF II offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, the Funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class NAV shares of the Funds listed above. Class NAV shares are sold to the Lifestyle Portfolios, Lifecycle Portfolios and Absolute Return Portfolio (each a "Portfolio" and collectively the "Portfolios"), which are other funds of the JHF II, and to certain institutional investors.

Investment Management

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II, the Funds and Portfolios. The Adviser administers the business and affairs of JHF II and retains and compensates the investment subadvisers which manage the assets of the Funds and Portfolios. The subadvisers formulate a continuous investment program for the Funds and Portfolios, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended, or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

Fund Information:

1.  Fees and Expenses for Each Fund

JHF II may issue the NAV Shares. The table below describes the fees and expenses for NAV Shares of each Fund offered through this Prospectus. NAV shares do not charge a sales load or surrender fee and are not subject to any Rule 12b-1 distribution and service fees.

Fund Annual Expenses
(as a percentage of Fund average net assets for the fiscal year ended August 31, 2006)

----------------------------------------------------------------------------------------------------------------
Class NAV Shares                                                                                      Total Fund
                                                                 Management           Other           Annual
                                                                 Fees                 Expenses(4)     Expense
----------------------------------------------------------------------------------------------------------------
Funds:
----------------------------------------------------------------------------------------------------------------
Index 500 Fund(5)                                                0.46%                0.04%            0.50%
----------------------------------------------------------------------------------------------------------------
Active Bond Fund                                                 0.60%                0.10%            0.70%
----------------------------------------------------------------------------------------------------------------
All Cap Core Fund(5)                                             0.78%                0.04%            0.82%
----------------------------------------------------------------------------------------------------------------
All Cap Growth Fund(2)                                           0.85%                0.09%            0.94%
----------------------------------------------------------------------------------------------------------------
All Cap Value Fund                                               0.83%                0.06%            0.89%
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund(1)                                         0.81%                0.04%            0.85%
----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund(2)                                     0.74%                0.05%            0.79%
----------------------------------------------------------------------------------------------------------------
Classic Value Fund(5)                                            0.80%                0.10%            0.90%
----------------------------------------------------------------------------------------------------------------
Core Bond Fund(2)                                                0.66%                0.16%            0.82%
----------------------------------------------------------------------------------------------------------------
Core Equity Fund                                                 0.79%                0.04%            0.83%
----------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund(2),(5)                                       0.95%                0.10%            1.05%
----------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                                             0.80%                0.13%            0.93%
----------------------------------------------------------------------------------------------------------------
Emerging Markets Value Fund                                      0.96%                0.16%            1.12%
----------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund(2),(7)                               0.97%                0.06%            1.03%
----------------------------------------------------------------------------------------------------------------
Equity-Income Fund(1)                                            0.81%                0.04%            0.85%
----------------------------------------------------------------------------------------------------------------
Financial Services Fund(5)                                       0.82%                0.10%            0.92%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                                           0.77%                0.04%               0.81%
----------------------------------------------------------------------------------------------------------------
Global Allocation Fund(5)                                        0.85%                0.15%               1.00%
----------------------------------------------------------------------------------------------------------------
Global Bond Fund                                                 0.70%                0.09%               0.79%
----------------------------------------------------------------------------------------------------------------
Global Fund(5)                                                   0.85%                0.15%               1.00%
----------------------------------------------------------------------------------------------------------------
Global Real Estate Fund(5)                                       0.94%                0.12%               1.06%
----------------------------------------------------------------------------------------------------------------
Growth & Income Fund(5)                                          0.67%                0.10%               0.77%
----------------------------------------------------------------------------------------------------------------
Growth Fund(5)                                                   0.80%                0.10%               0.90%
----------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund(5)                                     0.80%                0.10%               0.90%
----------------------------------------------------------------------------------------------------------------
Health Sciences Fund(1),(5)                                      1.05%                0.10%               1.15%
----------------------------------------------------------------------------------------------------------------
High Income Fund(5)                                              0.68%                0.06%               0.74%
----------------------------------------------------------------------------------------------------------------
High Yield Fund                                                  0.66%                0.05%               0.71%
----------------------------------------------------------------------------------------------------------------
Income Fund                                                      0.81%                0.08%               0.89%
----------------------------------------------------------------------------------------------------------------
International Equity Index Fund                                  0.53%                0.05%               0.58%
----------------------------------------------------------------------------------------------------------------
International Growth Fund(5)                                     0.90%                0.20%               1.10%
----------------------------------------------------------------------------------------------------------------
International Opportunities Fund(2)                              0.88%                0.12%               1.00%
----------------------------------------------------------------------------------------------------------------
International Small Cap Fund                                     0.92%                0.21%               1.13%
----------------------------------------------------------------------------------------------------------------
International Small Company Fund(5)                              0.99%                0.15%               1.14%
----------------------------------------------------------------------------------------------------------------
International Value Fund(3)                                      0.82%                0.14%               0.96%
----------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund(5)                                          0.78%                0.10%               0.88%
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund                                     0.60%                0.19%               0.79%
----------------------------------------------------------------------------------------------------------------
Large Cap Fund(2)                                                0.76%                0.06%               0.82%
----------------------------------------------------------------------------------------------------------------
Large Cap Value Fund(2)                                          0.82%                0.06%               0.88%
----------------------------------------------------------------------------------------------------------------
Managed Fund(5)                                                  0.69%                0.10%               0.79%
----------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                                               0.48%                0.08%               0.56%
----------------------------------------------------------------------------------------------------------------
Mid Cap Intersection Fund                                        0.87%                0.09%               0.96%
----------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                                               0.84%                0.07%               0.91%
----------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund(5)                                     0.88%                0.09%               0.97%
----------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                                               0.85%                0.07%               0.92%
----------------------------------------------------------------------------------------------------------------
Money Market Fund(5)                                             0.48%                0.10%               0.58%
----------------------------------------------------------------------------------------------------------------
Natural Resources Fund                                           1.00%                0.07%               1.07%
----------------------------------------------------------------------------------------------------------------
Pacific Rim Fund(5)                                              0.80%                0.20%               1.00%
----------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund(5),(8)                                 0.71%                0.68%               1.39%
----------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund                                        0.74%                0.06%               0.80%
----------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                                          0.69%                0.05%               0.74%
----------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund(5)                                       0.85%                0.04%               0.89%
----------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                                      0.70%                0.07%               0.77%
----------------------------------------------------------------------------------------------------------------
Real Return Bond Fund                                            0.70%                0.05%               0.75%
----------------------------------------------------------------------------------------------------------------
Science & Technology Fund(1),(5)                                 1.05%                0.10%               1.15%
----------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund(5)                                          0.59%                0.10%               0.69%
----------------------------------------------------------------------------------------------------------------
Small Cap Fund                                                   0.85%                0.06%               0.91%
----------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund(5)                                         1.07%                0.10%               1.17%
----------------------------------------------------------------------------------------------------------------
Small Cap Index Fund(9)                                          0.48%                0.08%               0.56%
----------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund                                     0.99%                0.06%               1.05%
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund(5)                                          1.07%                0.10%               1.17%
----------------------------------------------------------------------------------------------------------------
Small Company Fund                                               1.04%                0.25%               1.29%
----------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                                        1.01%                0.15%               1.16%
----------------------------------------------------------------------------------------------------------------
Small Company Value Fund(1)                                      1.02%                0.05%               1.07%
----------------------------------------------------------------------------------------------------------------
Special Value Fund(2),(10)                                       0.95%                0.09%               1.04%
----------------------------------------------------------------------------------------------------------------
Spectrum Income Fund(1)                                          0.75%                0.19%               0.94%
----------------------------------------------------------------------------------------------------------------
Strategic Bond Fund(2)                                           0.68%                0.09%               0.77%
----------------------------------------------------------------------------------------------------------------
Strategic Income Fund(5)                                         0.70%                0.10%               0.80%
----------------------------------------------------------------------------------------------------------------
Total Bond Market Fund(5),(6)                                    0.49%                0.08%               0.57%
----------------------------------------------------------------------------------------------------------------
Total Return Fund                                                0.70%                0.07%               0.77%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund(5)                                 0.49%                0.10%               0.59%
----------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund                                  0.70%                0.04%               0.74%
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund(2)                               0.61%                0.11%               0.72%
----------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                                        0.73%                0.09%               0.82%
----------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                                           0.77%                0.05%               0.82%
----------------------------------------------------------------------------------------------------------------
Utilities Fund(2),(5)                                            0.85%                0.10%               0.95%
----------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund(2)                                    0.84%                0.08%               0.92%
----------------------------------------------------------------------------------------------------------------
Value Fund(5)                                                    0.74%                0.24%               0.98%
----------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                                         0.80%                0.10%               0.90%
----------------------------------------------------------------------------------------------------------------
Vista Fund(2)                                                    0.89%                0.13%               1.02%
----------------------------------------------------------------------------------------------------------------

(1) T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee this waiver is based on the combined average daily net assets of the following funds that are managed by T. Rowe Price: for JHF II the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Mid Cap Value Fund, Mid Value Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund, Real Estate Equity Fund; for John Hancock Trust the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios"). Only that portion of the net assets of the Science & Technology Fund and the Science & Technology Fund that are managed by T. Rowe Price are included for purposes of determining the combined average daily net assets of the T. Rowe Portfolios. This waiver may be terminated at any time.

(2) The Advisory fees were changed during the previous fiscal year. Rates shown reflect these new advisory fees.

(3) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the Fund does not exceed 0.45% of the Fund's average net assets. If such reimbursement were reflected in the table, "Management fee" and "Total Fund operating expenses" would be, respectively, 0.80% and 0.99%. This reimbursement shall continue in effect until terminated by the Adviser on notice to JHF II.

(4) Except for the Funds noted in footnote 6, 7, 8, and 9, the Adviser has voluntarily agreed to reduce its advisory fee or make a payment to reimburse each Fund, in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds the expense limits set forth as a percentage of average net assets. These expense limits shall be as follows:
0.05% for the Index 500 Fund and the International Equity Index Fund; 0.075% for the Mid Cap Index Fund and Total Stock Market Index Fund; 0.35% for the Global Fund, Global Bond Fund, Global Real Estate Fund, International Opportunities Fund, International Small Cap Fund, International Small Company Fund, International Value Fund, Overseas Equity Fund, and Pacific Rim Fund; 0.25% for all other Funds except those noted above. This expense reimbursement shall continue in effect until terminated by the Adviser on notice to JHF II.

(5) For Funds that have not started operations or have operations of less than six months as of August 31, 2006, expenses are based on estimates which reflect what actual expenses are expected to be incurred over the next year.

(6) For the Total Bond Market Fund, the Adviser has contractually agreed to limit certain Other Expenses so that certain other Fund level expenses do not exceed 0.075%. If the Advisor did not limit expenses, Other Expenses would be 0.12% and Net Fund Operating Expenses would be 0.61%. This reimbursement shall continue in effect until December 31, 2007 and then after until terminated by the Adviser on notice to JHF II.

(7) For the Emerging Small Company Fund, the Adviser has contractually agreed to limit certain Other Expenses so that certain other Fund level expenses do not exceed 0.06%. If the Advisor did not limit expenses, Other Expenses would be 0.23% and Net Fund Operating Expenses would be 1.20%. This reimbursement shall continue in effect until December 31, 2007 and then after until terminated by the Adviser on notice to JHF II.

(8) The Adviser has contractually agreed to reduce its advisory fee or make a payment to reimburse the Quantitative All Cap Fund in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund's business, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds the 0.80% of the average net assets. This reimbursement shall continue in effect until December 31, 2007 and then after until terminated by the Adviser on notice to JHF II.

(9) For the Small Cap Index Fund, the Adviser has contractually agreed to limit certain Other Expenses so that certain other Fund level expenses do not exceed 0.075%. If the Advisor did not limit expenses, Other Expenses would be 0.10% and Net Fund Operating Expenses would be 0.58%. This reimbursement shall continue in effect until December 31, 2007 and then after until terminated by the Adviser on notice to JHF II.

(10) Effective April 30, 2007, John Hancock Investment Management Services, LLC has voluntarily agreed to reduce its advisory fee for each class of shares of the Special Value Fund in an amount by which the expenses of the class exceed the expense limit set forth below and, if necessary, to remit to that class an amount necessary to ensure that such expenses do not exceed the expense limit. "Expenses" means all the expenses of a class of the Special Value Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions,
(g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business of the Fund. The expense limit is 0.07% (of the average annual net assets of the Fund attributable to the class). This expense limit will continue in effect unless otherwise terminated by the adviser at any time upon notice to JHF II.

Example of Expenses for Each Fund

The Example is intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in a Fund for the times periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that a Fund's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any variable insurance contract or qualified plan that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

--------------------------------------------------------------------------------------------------------------------
Class NAV Shares                            1 Year               3 Years               5 Years              10 Years
--------------------------------------------------------------------------------------------------------------------
Funds:
--------------------------------------------------------------------------------------------------------------------
Index 500 Fund                                  51                   160                   280                   628
--------------------------------------------------------------------------------------------------------------------
Active Bond Fund                                72                   224                   390                   871
--------------------------------------------------------------------------------------------------------------------
All Cap Core Fund                               84                   262                   455                  1014
--------------------------------------------------------------------------------------------------------------------
All Cap Growth Fund                             96                   299                   520                  1154
--------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                              91                   284                   493                  1096
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                           87                   271                   471                  1049
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                       80                   251                   437                   974
--------------------------------------------------------------------------------------------------------------------
Classic Value Fund                              92                   287                   498                  1108
--------------------------------------------------------------------------------------------------------------------
Core Bond Fund                                  84                   262                   456                  1015
--------------------------------------------------------------------------------------------------------------------
Core Equity Fund                                85                   265                   460                  1025
--------------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund                            107                   334                   579                  1283
--------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                            95                   296                   515                  1143
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Fund                    114                   356                   N/A                   N/A
--------------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund                    105                   364                   642                  1437
--------------------------------------------------------------------------------------------------------------------
Equity-Income Fund                              87                   271                   471                  1049
--------------------------------------------------------------------------------------------------------------------
Financial Services Fund                         94                   293                   509                  1131
--------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                          83                   259                   450                  1002
--------------------------------------------------------------------------------------------------------------------
Global Allocation Fund                         102                   318                   552                  1225
--------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                81                   252                   439                   978
--------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Global Fund                                     102                   318                   552                  1225
---------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund                         108                   337                   585                  1294
---------------------------------------------------------------------------------------------------------------------
Growth & Income Fund                             79                   246                   428                   954
---------------------------------------------------------------------------------------------------------------------
Growth Fund                                      92                   287                   498                  1108
---------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                        92                   287                   498                  1108
---------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                            117                   365                   633                  1398
---------------------------------------------------------------------------------------------------------------------
High Income Fund                                 76                   237                   411                   918
---------------------------------------------------------------------------------------------------------------------
High Yield Fund                                  73                   227                   395                   883
---------------------------------------------------------------------------------------------------------------------
Income Fund                                      91                   284                   N/A                   N/A
---------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                  59                   186                   324                   726
---------------------------------------------------------------------------------------------------------------------
International Growth Fund                       112                   350                   606                  1340
---------------------------------------------------------------------------------------------------------------------
International Opportunities Fund                102                   318                   552                  1223
---------------------------------------------------------------------------------------------------------------------
International Small Cap Fund                    115                   359                   622                  1375
---------------------------------------------------------------------------------------------------------------------
International Small Company Fund                116                   362                   628                  1386
---------------------------------------------------------------------------------------------------------------------
International Value Fund                         98                   306                   531                  1178
---------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                             90                   281                   488                  1084
---------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund                     81                   252                   439                   978
---------------------------------------------------------------------------------------------------------------------
Large Cap Fund                                   84                   263                   457                  1017
---------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                             89                   280                   486                  1081
---------------------------------------------------------------------------------------------------------------------
Managed Fund                                     81                   252                   439                   978
---------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                               57                   179                   313                   701
---------------------------------------------------------------------------------------------------------------------
Mid Cap Intersection Fund                        98                   306                   N/A                   N/A
---------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                               93                   290                   504                  1120
---------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                        99                   309                   536                  1190
---------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                               94                   293                   509                  1131
---------------------------------------------------------------------------------------------------------------------
Money Market Fund                                59                   186                   324                   726
---------------------------------------------------------------------------------------------------------------------
Natural Resources Fund                          109                   340                   590                  1306
---------------------------------------------------------------------------------------------------------------------
Pacific Rim Fund                                102                   318                   552                  1225
---------------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund                       142                   440                   761                  1669
---------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund                        82                   255                   444                   990
---------------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                          76                   237                   411                   918
---------------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund                          91                   284                   493                  1096
---------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                      79                   246                   428                   954
---------------------------------------------------------------------------------------------------------------------
Real Return Bond Fund                            77                   240                   417                   930
---------------------------------------------------------------------------------------------------------------------
Science & Technology Fund                       117                   365                   633                  1398
---------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                             70                   221                   384                   859
---------------------------------------------------------------------------------------------------------------------
Small Cap Fund                                   93                   290                   504                  1120
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                           119                   372                   644                  1420
---------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                             57                   184                   322                   724
---------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund                    107                   334                   579                  1283
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                            119                   372                   644                  1420
---------------------------------------------------------------------------------------------------------------------
Small Company Fund                              131                   409                   708                  1556
---------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                       118                   368                   638                  1409
---------------------------------------------------------------------------------------------------------------------
Small Company Value Fund                        109                   340                   590                  1306
---------------------------------------------------------------------------------------------------------------------
Special Value Fund                              106                   330                   572                  1266
---------------------------------------------------------------------------------------------------------------------
Spectrum Income Fund                             96                   300                   520                  1155
---------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                              79                   246                   428                   954
---------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                            82                   255                   444                   990
---------------------------------------------------------------------------------------------------------------------
Total Bond Market Fund                           58                   191                   336                   758
---------------------------------------------------------------------------------------------------------------------
Total Return Fund                                79                   246                   428                   954
---------------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund                    60                   189                   329                   738
---------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund                  76                   237                   411                   918
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                  73                   229                   399                   891
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                        84                   262                   455                  1014
---------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                           84                   262                   455                  1014
---------------------------------------------------------------------------------------------------------------------
Utilities Fund                                   97                   303                   525                  1166
---------------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund                       94                   293                   509                  1131
---------------------------------------------------------------------------------------------------------------------
Value Fund                                      100                   312                   542                  1201
---------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                         92                   287                   498                  1108
---------------------------------------------------------------------------------------------------------------------
Vista Fund                                      104                   325                   564                  1250
---------------------------------------------------------------------------------------------------------------------

2.  Investment Objectives and Strategies

Each Fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See "Additional Information About the Funds' Risks and Investment Policies".

Temporary Defensive Investing. Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions". More complete descriptions of options, futures currency and other derivative transactions are set forth in the Statement of Additional Information (the "SAI").

More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest and of the options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the SAI. A more complete description of the debt security ratings used by the JHF II assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") is included in Appendix A of the SAI.

3.  Principal Risks of Investing in the Funds

Certain risks of investing in each Fund are set forth in the Fund's description. If these risks materialize, an investor could lose money in a Fund. The risks of investing in the following types of securities, as well as the definition of a non-diversified Fund and the risks associated with such a Fund, are more fully described below under "Additional Information About the Funds' Risks and Investment Policies".

-Active Management Risk                                           -Initial Public Offerings ("IPOs") Risk
-Arbitrage Securities and Distressed Companies Risk               -Investment Company Securities Risk
-Credit and Counterparty Risk                                     -Issuer Risk
-Derivative Risk                                                  -Liquidity Risk
-Equity Securities Risk                                           -Mortgage-Backed and Asset-Backed Securities Risk
-Exchange Traded Funds ("ETFs") Risk                              -Non-Diversified Fund Risk
-Fixed Income Securities Risk                                     -Real Estate Securities Risk
-Foreign Securities Risk                                          -Short Sale Risk
-High Portfolio Turnover Risk                                     -Small and Medium Size Companies Risk
-Index Management Risk                                            -Stripped Securities Risk
-Industry or Sector Investing Risk

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4.  Past Performance

These sections under each Fund would normally show how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Funds have less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

5.  Portfolio Managers

See "Subadviser Information and Management Biographies" for information relating to the Funds' portfolio managers.

                                 SMALL CAP FUNDS

EMERGING GROWTH FUND

Subadviser: MFC Global Investment Management (U.S.), LLC

Investment Objective:         To seek superior long-term rates of return through
                              capital appreciation.

Investment Strategies:        Under normal market conditions, the Fund seeks to
                              achieve its objective by investing, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S.
                              companies.

The Fund will focus on purchasing high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

The subadviser focuses on a universe of approximately 1000 leading emerging growth stocks (those with growth prospects that are expected to be better than average) derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospects and management interviews. The subadviser then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its net asset value ("NAV") and performance, include:
     o      Active Management Risk
     o      Equity Securities Risk
     o      Foreign Securities Risk
     o      High Portfolio Turnover Risk
     o      Issuer Risk
     o      Liquidity Risk
     o      Small and Medium Size Companies Risk

Fund Codes

CLASS NAV      Ticker                   JHEGX
               CUSIP                47803V846
               SEC number           811-21779

EMERGING SMALL COMPANY FUND

Subadviser: RCM Capital Management LLC

Investment Objective:      To seek long term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P
                           Small Cap 600 Index.

The subadviser seeks to create an investment portfolio of growth stocks across major industry groups. The portfolio managers evaluate individual stocks based on their growth, quality and valuation characteristics. Examples of growth characteristics include the potential for sustained earnings growth and the development of proprietary products or services; examples of quality characteristics include the integrity of management and a strong balance sheet; and examples of valuation characteristics include relative valuation and upside potential.

In addition to traditional research activities, the portfolio managers use Grassroots (SM) Research which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing and provides a "second look" at potential investments and checks market place assumptions about market demand for particular products and services. The subadviser sells securities it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
    o      Active Management Risk
    o      Equity Securities Risk
    o      High Portfolio Turnover Risk
    o      Issuer Risk
    o      Liquidity Risk
    o      Small and Medium Size Companies Risk

Fund Codes

CLASS NAV        Ticker                     JHESX
                 CUSIP                  47803V820
                 SEC number             811-21779

SMALL CAP GROWTH FUND

Subadviser: Wellington Management Company, LLP

Investment Objective:      To seek long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.75 billion as of February
                           28, 2007) or the S&P Small Cap 600 Index ($3.74 billion as of February 28, 2007).

The Fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the Fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

    o      Improving market shares and positive financial trends;
    o      Superior management with significant equity ownership; and
    o      Attractive valuations relative to earnings growth outlook.

The Fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The Fund's sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

Except as otherwise stated under "Additional Investment Policies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities).

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
    o      Active Management Risk
    o      Equity Securities Risk  (including growth investing risk)
    o      Foreign Securities Risk
    o      High Portfolio Turnover Risk
    o      IPOs Risk
    o      Issuer Risk
    o      Liquidity Risk
    o      Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                   Ticker                                --
                            CUSIP                                 --
                            SEC number                     811-21779

SMALL CAP OPPORTUNITIES FUND

Subadviser:  Munder Capital Management

Investment Objective:      To seek long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index
                           ($38 million to $3.75 billion as of February 28, 2007).

The Fund attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of domestic and foreign companies that the subadviser believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the subadviser considers these factors, among others, in choosing companies:

    o      A high level of profitability;
    o      Solid management;
    o      A strong, competitive market position; or
    o      Management interests that are aligned with shareholder interests.

The Fund may, but is not required to, use any or all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Fund may write covered call options during especially volatile markets. Even though the Fund will receive the option premium to help protect it against loss, a call option sold by the Fund will expose the Fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

The Fund may use ETFs to manage cash and may invest in other investment companies. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may invest in equity securities of larger capitalization companies in addition to small-capitalization companies. The Fund may invest in real estate investment trusts ("REITs").

The Fund's investments in foreign securities may include direct investments in non-U.S. dollar denominated securities traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S.as well as indirect investments, such as depositary receipts.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
    o      Active Management Risk
    o      Credit and Counterparty Risk
    o      Derivatives Risk
    o      Equity Securities Risk  (including value investing risk)
    o      ETFs Risk
    o      Foreign Securities Risk
    o      High Portfolio Turnover Risk
    o      Issuer Risk

    o      Liquidity Risk
    o      Real Estate Securities Risk
    o      Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                Ticker                                JHSOX
                         CUSIP                             47803X883
                         SEC number                        811-21779

SMALL CAP FUND

Subadviser: Independence Investments LLC

Investment Objective:      To seek maximum capital appreciation consistent with
                           reasonable risk to principal.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-cap companies whose market capitalizations, at the time of investment, do not exceed the greater of
                           (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($38 million to $3.75 billion as of February 28, 2007), and (c) the market capitalization of the companies in the S&P
                           Small Cap 600 Index ($61 million to $3.74 billion as of February 28, 2007).

The subadviser selects securities for the Fund using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of some of the catalysts the subadviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The Fund may sell a stock, for example, if it reaches the target price set by the subadviser; the subadviser decides, by using the same quantitative screens it analyzed in the selection process, that the stock is statistically overvalued; or the subadviser decides the earnings expectations or fundamental outlook for the company have deteriorated.

The Fund may invest in IPOs. The Fund may purchase other types of securities, for example: U.S. dollar denominated foreign securities and American Depositary Receipts (ADRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

As timing the market is not an important part of the subadviser's investment strategy, cash reserves will normally represent a small portion of the Fund's total assets (under 20%).

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
    o      Active Management Risk
    o      Credit and Counterparty Risk
    o      Derivatives Risk
    o      Equity Securities Risk
    o      ETFs Risk
    o      IPOs Risk
    o      Issuer Risk
    o      Liquidity Risk
    o      Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                              JHSPX
                           CUSIP                           47803X560
                           SEC number                      811-21779

SMALL CAP VALUE FUND

Subadviser: Wellington Management Company, LLP

Investment Objective:      To seek long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the Fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.75 billion as of February 28, 2007) or the S&P Small Cap 600 Index
                           ($3.74 billion as of February 28, 2007).

The Fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:
    o      Sustainable competitive advantages within a market niche;
    o      Strong profitability and free cash flows;
    o      Strong market share positions and trends;
    o      Quality of and share ownership by management; and
    o Financial structures that are more conservative than the relevant industry average.

The Fund's sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The Fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
    o      Active Management Risk
    o      Credit and Counterparty Risk
    o      Derivatives Risk
    o      Equity Securities Risk  (including value investing risk)
    o      ETFs Risk
    o      Foreign Securities Risk
    o      IPOs Risk
    o      Issuer Risk
    o      Real Estate Securities Risk
    o      Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                               --
                           CUSIP                                --
                           SEC number                    811-21779

SMALL COMPANY FUND

Subadviser: American Century Investment Management, Inc.

Investment Objective:      To seek long-term capital growth.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowing for investment purposes) in stocks of U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index. The market cap range of the Index as of February 28, 2007 was $61 million to $3.74 billion.

If the companies in which the Fund invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the subadviser determines that the availability of small-sized companies in which to invest is not adequate to meet the Fund's investment needs, the subadviser may invest up to 20% of the Fund's assets in medium- and larger-sized companies.

The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Fund. The Fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the subadviser ranks stocks, primarily smaller U.S. companies, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measure of its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the Fund essentially fully invested in stocks regardless of the movement of the stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index future contracts. The Fund limits its purchase of debt obligations to investment-grade obligations. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks.

The subadviser generally sells stocks from the Fund's portfolio when the subadviser believes:
    o      a stock becomes too expensive relative to other stock opportunities;
    o      a stock's risk parameters outweigh its return opportunity;
    o      more attractive alternatives are identified; or
    o      specific events alter a  stock's prospects.

The Fund may invest in IPOs. The Fund is authorized to use each of the investment strategies listed under "Additional Investment Policies" including, without limitation, investing in U.S. government securities and entering into short sales. The Fund may also purchase securities of other investment companies, including ETFs, and cash and cash equivalents. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
    o      Active Management Risk
    o      Credit and Counterparty Risk

    o      Derivatives Risk
    o      Equity Securities Risk
    o      ETFs Risk
    o      High Portfolio Turnover Risk
    o      IPOs Risk
    o      Issuer Risk
    o      Liquidity Risk
    o      Small and Medium Size Companies Risk

Fund Codes

CLASS  NAV                 Ticker                     JHSNX
                           CUSIP                      47803X552
                           SEC number                 811-21779

SMALL COMPANY GROWTH FUND

Subadviser: AIM Capital Management, Inc.

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowing for investment purposes) in securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
                           As of February 28, 2007, the capitalizations of companies included in the Russell 2000 Index ranged from $38 million to $3.75 billion.

The Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments and may include warrants, futures, options, ETFs and American Depositary Receipts
(ADRs). The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

In selecting investments, the subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The subadviser anticipates that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The subadviser allocates investments among fixed-income securities based on its view as to the best values then available in the marketplace. The subadviser considers whether to sell a particular security when any of these factors materially changes.

The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
    o      Active Management Risk
    o      Credit and Counterparty Risk
    o      Derivatives Risk
    o      Equity Securities Risk
    o      Foreign Securities Risk
    o      Issuer Risk
    o      Liquidity Risk
    o      Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                   JHSRX
                           CUSIP                    47803X545
                           SEC number               811-21779

SMALL COMPANY VALUE FUND

Subadviser:  T. Rowe Price Associates, Inc.

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($38 million to $3.75 billion as of February 28, 2007). The Fund invests in small companies whose common stocks are believed to be undervalued.

Reflecting a value approach to investing, the Fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser's in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:
    o Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;
    o      Low stock price relative to a company's underlying asset values;
    o Above-average dividend yield relative to a company's peers or its own historic norm;
    o      A plan to improve the business through restructuring; and/or
    o      A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities (up to 20% of its net total assets), futures, and options. The Fund may invest in fixed income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment grade fixed income securities ("junk bonds"). Since the Fund invests primarily in equity securities, the risks associated with fixed income securities will not affect the Fund as much as they would a fund that invests more of its assets in fixed income securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
    o      Active Management Risk
    o      Credit and Counterparty Risk
    o      Derivatives Risk
    o      Equity Securities Risk  (including value investing risk)
    o      Fixed Income Securities Risk
    o      Foreign Securities Risk
    o      Issuer Risk
    o      Liquidity Risk
    o      Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                         JHSVX
                           CUSIP                          47803X842
                           SEC number                     811-21779

SPECIAL VALUE FUND

Subadviser: Wellington Management Company, LLP

Investment Objective:      To seek long-term capital growth.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets in common stocks and other equity securities of small capitalization U.S.
                           companies. Small capitalized companies are defined as those whose market capitalization at the time of investment is no greater than (a) $5 billion or (b) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous
                           12 months, whichever is greater.

As of February 28, 2007, the market capitalization range of the Russell 2000 Index was $38 million to $3.75 billion. Securities of companies whose market capitalizations no longer meet the definition of smaller capitalized companies after purchase by the Fund still will be considered to be securities of small capitalization companies for the purpose of the Fund's 80% investment policy. The size of companies in the Index changes with market conditions and the composition of the Index. Equity securities include exchange-traded and over-the-counter common stocks and preferred shares; debt securities convertible into equity securities; warrants and rights relating to equity securities; American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs); and ETFs that represent or track small capitalized companies. The Fund may invest up to 20% of the value of its net assets in shares of companies with market capitalizations higher than smaller capitalization companies.

The subadviser emphasizes individual security selection while spreading the Fund's investments among industries and sectors. The subadviser uses both quantitative and fundamental methods to identify stocks of smaller capitalization companies it believes have a high probability of outperforming other stocks in the same industry or sector. (Quantitative methods are screening mechanisms to identify potential investments and include review of: (a) stock yields, (b) stock prices, (c) cash flow and (d) rankings).

The subadviser uses quantitative parameters to select a universe of smaller capitalized companies that fit the Fund's general investment criteria. (Quantitative parameters are the values used to evaluate investments). In selecting individual securities from within this range, the subadviser looks for "value" attributes, such as:
    o      Low stock price relative to earnings, book value and cash flow
    o      High return on invested capital

The subadviser also uses quantitative methods to identify catalysts and trends that might influence the Fund's industry or sector focus, or the subadviser's individual security selection.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
    o      Active Management Risk
    o      Credit and Counterparty Risk
    o      Equity Securities Risk  (including value investing risk)
    o      ETF Risk
    o      Issuer Risk
    o      Liquidity Risk
    o      Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                      JHPEX
                           CUSIP                       47803X826
                           SEC number                  811-21779

VALUE OPPORTUNITIES FUND

Subadviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:      To seek long-term capital growth.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its assets in securities of small- and mid-cap companies and the Fund seeks to achieve its objective by outperforming its benchmark, the Russell
                           2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with similar market capitalizations ("small- and mid-cap companies"). As of February 28, 2007, the average market capitalization of companies in the Russell 2500 Index ranged from $38 million to $8.76 billion. In addition, as of February 28, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.37 billion, and the median market capitalization was approximately $876 million.

The subadviser uses proprietary research and multiple quantitative models to identify small and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund's portfolios for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund's benchmark is the Russell 2500 Value Index, which measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
    o      Active Management Risk
    o      Credit and Counterparty Risk
    o      Derivatives Risk
    o      Equity Securities Risk  (including value investing risk)
    o      Issuer Risk
    o      Liquidity Risk
    o      Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                       --
                           CUSIP                        --
                           SEC number                   811-21779

                                  MID CAP FUNDS

DYNAMIC GROWTH FUND

Subadviser: Deutsche Investment Management Americas Inc.

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets in stocks and other equity securities of medium-sized U.S. companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell MidCap Growth Index. As of February 28,
                           2007, the average market capitalization of companies in the Russell MidCap Growth Index ranged from $1.29 billion to $20.77 billion.

The subadviser believes these medium-sized companies contain the greatest concentration of businesses with significant growth prospects.

The subadviser focuses on individual security selection rather than industry selection. The subadviser uses an active process which combines financial analysis with company visits to evaluate management and strategies. The subadviser may invest in internet related companies.

The Fund may invest in convertible securities when it is more advantageous than investing in a company's common stock. The Fund may also invest up to 20% of its net assets in stocks and other securities of foreign companies.

Company research lies at the heart of the subadviser's investment process. The subadviser uses a "bottom-up" approach to picking securities. This approach focuses on individual stock selection rather than industry selection.

The subadviser focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

The subadviser emphasizes individual selection of medium-sized stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

The subadviser generally seeks companies with leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                         --
                           CUSIP                          --
                           SEC number                     811-21779

GROWTH OPPORTUNITIES FUND

Subadviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:      To seek long-term capital growth.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets in small and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth
                           Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of February 28, 2007, the market capitalizations of companies in the Russell 2500
                           Index ranged from $38 million to $8.76 billion. In addition, as of February 28, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately
                           $1.37 billion, and the median market capitalization was approximately $876 million.

The subadviser uses proprietary research and multiple quantitative models to identify small - and mid-cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small and mid-cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund's benchmark is the Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                      --
                           CUSIP                       --
                           SEC number                  811-21779

MID CAP INTERSECTION FUND

Subadviser: Wellington Management Company, LLP

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, "medium-sized companies" are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell MidCap Index ($849 million to $20.77 billion as of February 28, 2007) or the S&P MidCap 400 Index ($589 million to $12.46 billion as of February 28, 2007).

The portfolio of the Fund is constructed stock by stock, an investment approach the subadviser refers to as "bottom-up." The Fund combines the subadviser's proprietary fundamental and quantitative research inputs to create a portfolio of holdings within a disciplined framework.

The Fund invests primarily in a diversified portfolio of equity securities based on the combined ratings of the subadviser's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon the subadviser's fundamental analysis. The subadviser's fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

The subadviser then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. The subadviser's assessment of "timeliness" focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

In constructing the portfolio of the Fund, the subadviser analyzes and monitors different sources of active management risk including stock-specific risk, industry risk and style risk. The goal of this analysis is that the portfolio remains well diversified, and does not take large industry and style positions relative to the portfolio's market benchmark, as an unintended consequence of bottom-up stock picking.

The Fund may invest in IPOs and ETFs.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk
o        ETFs Risk
o        IPOs Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Company Risk

Fund Codes

CLASS NAV                  Ticker                   JMIAX
                           CUSIP                    41015H612
                           SEC number               --

MID CAP STOCK FUND

Subadviser: Wellington Management Company, LLP

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the Fund, "medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index ($849 million to $20.77 billion as of February 28, 2007) or the S&P MidCap 400 Index ($589 million to $12.46 billion as of February 28, 2007).

The subadviser's investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk  (including growth investing risk)
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                     JHMSX
                           CUSIP                      47803X586
                           SEC number                 811-21779

MID CAP VALUE EQUITY FUND

Subadviser: RiverSource Investments, LLC

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. As of February 28, 2007, the range of this Index was between $849 million and $20.01 billion. The market capitalization range of the index is subject to change.

Up to 20% of the net assets of the Fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the Fund's objectives, the subadviser chooses equity investments by:
o Selecting companies that are undervalued based on a variety of measures, such as price to earnings ratios, price/book ratios, current and projected earnings, current and projected dividends, and historic price levels.
o        Identifying companies with growth potential based on:
o        effective management, as demonstrated by overall performance, and
o        financial strength.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:
o        The security is overvalued relative to alternative investments.
o        The security has reached the subadviser's price objective.
o The company has met the subadviser's earnings and/or growth expectations.
o The company or the security continues to meet the other standards described above.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Equity Securities Risk
o        Foreign Securities Risk
o        Industry and Sector Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  CUSIP                     41015E7866
                           SEC number                811-21779

MID CAP VALUE FUND

Subadviser: Lord, Abbett & Co. LLC

Investment Objective:      To seek capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations within the market capitalization range of companies in the Russell
                           MidCap Index ($849 million to $20.77 billion as of February 28, 2007). The Fund invests 65% of its total assets in equity securities which it believes to be undervalued in the marketplace.

The subadviser uses a value approach in managing the Fund. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify these companies, the subadviser looks for such factors as:
o        Changes in economic and financial environment
o        New or improved products or services
o Improved efficiencies resulting from new technologies or changes in distribution
o        New or rapidly expanding markets
o        Price increases for the company's products or services
o        Changes in management or company structure
o Changes in government regulations, political climate or competitive conditions

The Fund may invest up to 10% of its total assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. that are traded in the U.S. to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                      JHMVX
                           CUSIP                       47803V150
                           SEC number                  811-21779

QUANTITATIVE MID CAP FUND

Subadviser: MFC Global Investment Management (U.S.A.) Limited

Investment Objective:      To seek long-term capital growth.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. U.S. mid-cap stocks are defined by Morningstar as having a capitalization range of $1 billion to $8 billion as of February 28, 2007. The
                           Fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall Fund volatility and increase performance.

Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value or capitalization. Market capitalization is defined according to Morningstar as follows: rather than a fixed number of"large cap" or "small cap" stocks, Morningstar uses a flexible system that is not adversely affected by overall movements in the market. Large-cap stocks are defined as the group that accounts for the top 70% of the capitalization of the Morningstar domestic stock universe; mid-cap stocks represent the next 20%; and small-cap stocks represent the balance. The Morningstar stock universe represents approximately 99% of the U.S. market for actively traded stocks.

The subadviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and the subadviser's equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap companies' securities with strong industry positions, leading market shares, proven managements and strong balance sheets. The analysts then rank all such securities of such companies based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may also invest in fixed income securities including money market instruments.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Equity Securities Risk
o        Fixed Securities Income Risk
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                     JHQMX
                           CUSIP                      47803X107
                           SEC number                 811-21779

VALUE FUND

Subadviser: Morgan Stanley Investment Management Inc. doing business as
            Van Kampen

Investment Objective:      To realize an above-average total return over a
                           market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:     Under normal market conditions, the Fund invests in
                           equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap
                           Value Index ($849 million to $20.01 billion as of February 28, 2007).

The Fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and American Depositary Receipts
(ADRs). The Fund may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The Fund may invest up to 15% of its net assets in REITs.

The subadviser's approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell MidCap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The Fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the Fund's assets in companies with smaller or larger market capitalizations.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Equity Securities Risk (including value investing risk)
o        Issuer Risk
o        Liquidity Risk
o        Real Estate Securities Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                         --
                           CUSIP                          47804A833
                           SEC number                     811-21779

VISTA FUND

Subadviser: American Century Investment Management, Inc.

Investment Objective:      To seek long-term capital growth.

Investment Strategies:     Under normal market conditions, the Fund invests in
                           common stocks of companies that are medium-sized and smaller at the time of purchase, but the Fund may purchase other types of securities as well.

In managing the Fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the Fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser uses its extensive computer database, as well as other primary analytical research tools, to track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The subadviser's principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

Although the subadviser intends to invest the Fund's assets primarily in U.S. stocks, the Fund may invest in securities of foreign companies, including companies located in emerging markets. The Fund may also invest in IPOs.

The subadviser does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Fund generally limits its purchase of debt securities to investment grade obligations. Futures contracts, a type of derivative security can help the Fund's cash assets remain liquid while performing more like stocks.

In addition, the Fund may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the subadviser believes that this strategy provides substantial appreciation over the long term, in the short term it can create a significant amount of price volatility. This volatility may be greater than that of the average stock fund.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk
o        Foreign Securities Risk (including emerging market risk)
o        High Portfolio Turnover Risk
o        IPOs Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                   JHVTX
                           CUSIP                    47803X495
                           SEC number               811-21779

                                 LARGE CAP FUNDS

ALL CAP CORE FUND

Subadviser: Deutsche Investment Management Americas Inc.

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests in
                           common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index.

The Fund may invest in all types of equity securities including common stocks, preferred stocks and preferred and preference stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The Fund may also invest in U.S. Government securities.

The subadviser pursues an actively managed, quantitative investment process. The subadviser's investment philosophy is based on three central tenets:
o        Securities have an intrinsic value from which they deviate over time.
The subadviser believes that the best way to measure a security's fair value is relative to its peers within its own industry.
o Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.
o Quantitative investment models provide an improved framework for selecting miss priced stocks in an unbiased, consistent and repeatable manner.

The subadviser blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadviser's proprietary U.S. stock evaluation model, the Quantitative Investment Model, incorporates valuation and growth investment parameters and is used to select securities. The subadviser believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a "pure" stock selection process that seeks to add value in any market environment. The subadviser also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

The subadviser extensively screens the Russell 3000 Index universe using multiple investment parameters to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Equity Securities Risk
o        Fixed Income Securities Risk

o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                       --
                           CUSIP                        --
                           SEC number                   811-21779

ALL CAP GROWTH FUND

Subadviser: AIM Capital Management, Inc.

Investment Objective:      To seek long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests its
                           assets principally in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

The Fund's portfolio is comprised of securities of two basic categories of companies:
o "core" companies, which the subadviser considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and
o "earnings acceleration" companies which the subadviser believes are currently enjoying a dramatic increase in profits.

The Fund may also purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 20% of the total assets of the Fund. American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 25% limitation.

The Fund uses hedging and other strategic transactions and may:
o        purchase and sell stock index futures contracts,
o purchase options on stock index futures as a hedge against changes in market conditions,
o purchase and sell futures contracts and purchase related options in order to hedge the value of its portfolio against changes in market conditions,
o write (sell) covered call options (up to 25% of the value of its portfolio's net assets), or
o foreign exchange transactions to hedge against possible variations in foreign exchange rates between currencies of countries in which the Fund is invested including: the direct purchase or sale of foreign currency, the purchase or sale of options on futures contract with respect to foreign currency, the purchase or sale of forward contracts, exchange traded futures contracts and options of futures contracts.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                     JHCGX
                           CUSIP                      47803V309
                           SEC number                 811-21779

ALL CAP VALUE FUND

Subadviser: Lord, Abbett  & Co. LLC

Investment Objective:      To seek capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests in
                           equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($849 million to $410.66 billion as of February 28, 2007).
                           This range varies daily. The Fund will invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The Fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser's emphasis on large, seasoned company value stocks may limit the Fund's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The Fund may invest up to 10% of its net assets in foreign equity securities. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Equity Securities Risk (includes value investing risk)
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                     JHCVX
                           CUSIP                      47803V507
                           SEC number                 811-21779

BLUE CHIP GROWTH FUND

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective:      To provide long-term growth of capital. Current
                           income is a secondary objective.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser's view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. The subadviser's analysts will evaluate the depth and breadth of a company's management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The Fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the Fund but may include non-investment grade debt securities ("junk bonds"). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Equity Securities Risk (including growth investing risk)
o        Fixed Income Securities Risk
o        Foreign Securities Risk
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                     JHBCX
                           CUSIP                      47803V705
                           SEC number                 811-21779

CAPITAL APPRECIATION FUND

Subadviser: Jennison Associates LLC

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the Fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the Fund is not likely to receive significant dividend income on its securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the Fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) REITs; (v) IPOs and similar securities. (Convertible securities are securities -- like bonds, corporate notes and preferred stocks -- that the Fund can convert into the company's common stock, cash value of common stock, or some other equity security).

The Fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and favorably valued.

In addition to the principal strategies discussed above, the Fund may also use the following investment strategies to attempt to increase the Fund's return or protect its assets if market conditions warrant:
o The Fund may make short sales of a security including short sales "against the box."
o The Fund may invest up to 20% of the Fund's total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities).
o The Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
o The Fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.
o        The Fund may invest in fixed-income securities rated investment grade.
These include corporate debt and other debt obligations of U.S. and foreign issuers. The Fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
o        The Fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Equity Securities Risk (including value investing risk)
o        Fixed Income Securities Risk
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        IPO Risk
o        Issuer Risk
o        Liquidity Risk
o        Mortgage-Backed and Asset-Backed Securities Risk
o        Short Sale Risk

Fund Codes

CLASS NAV                  Ticker                     JHCPX
                           CUSIP                      47803V887
                           SEC number                 811-21779

CLASSIC VALUE FUND

Subadviser: Pzena Investment Management, LLC.

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its assets in domestic equity securities. The Fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S.
                           Exchange or the NASDAQ market.

In managing the Fund, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

In choosing individual securities, the subadviser screens a universe of the 500 largest U.S. listed companies to construct a portfolio of approximately 30 to 40 stocks that the subadviser believes generally have the following characteristics:
o cheap on the basis of current price to estimated normal level of earnings;
o        current earnings below normal levels;
o        a sound plan to restore earnings to normal; and
o        a sustainable business advantage.

Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team then focuses its research efforts on companies in the most undervalued 20% of the universe. After performing rigorous in-depth analysis that typically culminates in discussions with senior company management, the subadviser refines its earnings model and makes its final investment decision.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the Fund's investments avoid the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser automatically sells a security when it reaches fair value (i.e., the price fairly reflects the normal earnings power and the stock falls to the mid point in the subadviser's ranking system). The subadviser also will generally sell a security when there are more attractive opportunities or there is a change in company fundamentals.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The subadviser seeks to maintain a fully invested portfolio (generally at least 90% invested), but does not try to make investment decisions based on short-term trends in the stock market. Therefore, if attractively priced stocks cannot be found, the Fund's cash levels will increase. To the extent the Fund's cash levels increase, its ability to achieve its investment objective will be limited.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Equity Securities Risk
o        Foreign Securities Risk
o        Issuer Risk
o        Liquidity Risk
o        Non-Diversified Fund Risk

Fund Codes

CLASS NAV                  Ticker                    --
                           CUSIP                     --
                           SEC number                811-21779

CORE EQUITY FUND

Subadviser: Legg Mason Capital Management, Inc.

Investment Objective:      To seek long-term capital growth.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in equity securities that, in the subadviser's opinion, offer the potential for capital growth.

The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, its ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

The Fund may also invest in debt securities of companies having one or more of the above characteristics. The Fund may invest up to 20% of its net assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Equity Securities Risk
o        Fixed Income Securities Risk
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                 Ticker                     JHCRX
                          CUSIP                      47803X628
                          SEC number                 811-21779

EQUITY-INCOME FUND

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective:      To provide substantial dividend income and also
                           long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

The subadviser believes that income can contribute significantly to total return over time and expects the Fund's yield to exceed that of the S&P 500 Index. Dividends can also help reduce the Fund's volatility during periods of market turbulence and help offset losses when stock prices are falling.

The Fund employs a "value" approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock's intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company's underlying financial condition and prospects, and to assess the likelihood that a stock's underlying value will be recognized by the market and reflected in its price.

The Fund will generally consider companies with the following characteristics:
o        established operating histories;
o        above-average dividend yield relative to the S&P 500 Index;
o        low price/earnings ratios relative to the S&P 500 Index;
o        sound balance sheets and other financial characteristics; and
o low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

The Fund may also purchase other types of securities in keeping with its objective, including:
o U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
o        preferred stocks;
o        convertible stocks, bonds, and warrants; and
o        futures and options.

The Fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities ("junk bonds").

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains more complete description of such instruments and the risks associated therewith.

In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk (including value investing risk)
o        Fixed Income Securities Risk
o        Foreign Securities Risk
o        Issuer Risk
o        Liquidity Risk

The Fund's emphasis on stocks of established companies paying high dividends, and its potential investments in fixed income securities, may limit its potential appreciation in a broad market advance.

Fund Codes

CLASS NAV                  Ticker                     JHEIX
                           CUSIP                      47803V796
                           SEC number                 811-21779

FUNDAMENTAL VALUE FUND

Subadviser: Davis Selected Advisers, L.P.

Investment Objective:      To seek growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests in
                           common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the Fund's portfolio. The Davis Investment Discipline involves conducting extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.
o        Proven track record
o        Significant personal ownership in business
o        Strong balance sheet
o        Low cost structure
o        High after-tax returns on capital
o        High quality of earnings
o        Non-obsolescent products/services
o        Dominant or growing market share
o        Participation in a growing market
o        Global presence and brand names

The subadviser's goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The Fund may also invest up to 20% of total assets in foreign securities and fixed income securities.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk (including value investing risk)
o        Fixed Income Securities Risk
o        Foreign Securities Risk
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                      JHFLX
                           CUSIP                       47803V770
                           SEC number                  811-21779

GROWTH & INCOME FUND

Subadviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:      To seek income and long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 65% of its total assets in a diversified mix of common stocks of large U.S. companies.

The subadviser selects stocks that it believes have improving fundamentals and attractive valuations. Stocks are purchased that appear to be undervalued relative to their peers and to have improving earnings growth prospects. The subadviser seeks to maintain risk and sector characteristics similar to its market benchmark, the Russell 1000 Index. The Fund is a large cap stock portfolio. The subadviser normally invests at least 65% (usually higher) of the Funds's total assets in companies with market capitalizations that are within the range of capitalizations of the companies in the Russell 1000 Index ($849 million to $410.66 billion as of February 28, 2007) or the S&P 500 Index ($1.42 billion to $410.66 billion as of February 28, 2007).

The Fund may invest in initial public offerings (IPOs). The Fund may purchase other types of securities that are not primary investment vehicles, for example:
U.S. dollar denominated foreign securities and American Depositary Receipts
(ADRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities).

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk (including value investing risk)
o        Issuer Risk
o        Liquidity Risk
o        IPOs Risk

Fund Codes

CLASS NAV                  Ticker                    --
                           CUSIP                     --
                           SEC number                811-21779

GROWTH FUND

Subadviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:      To seek long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests in
                           equity securities of U.S. companies that, at the time of investment, are included in the Russell 1000
                           Index, or have size and growth characteristics similar to companies included in the Index. The Fund seeks to achieve its objective by outperforming its benchmark, Russell 1000 Growth Index. As of February
                           28, 2007 the market cap range of the Russell 1000
                           Index was $849 million to $410.66 billion.

The subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund's benchmark is the Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company. As of February 28, 2007, the market cap range of the Russell 1000 Growth Index was $1.29 billion to $410.66 billion.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk (including value investing risk)
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                     --
                           CUSIP                      --
                           SEC number                 811-21779

INTRINSIC VALUE FUND

Subadviser:  Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:      To seek long-term capital growth.

Investment Strategies:     Under normal market conditions, the Fund invests in
                           equity securities of U.S. companies whose stocks, at the time of investment, are included in the Russell
                           1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell
                           1000 Value Index. As of February 28, 2007, the market capitalization range of the Russell 1000 Index was $849 million to $410.66 billion.

The subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued or have improving fundamentals and positive sentiment. Generally, these stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund's benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company. As of February 28, 2007 the market cap range of the Russell 1000 Value Index was $849 million to $410.66 billion.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk (including value investing risk)
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                     --
                           CUSIP                      --
                           SEC number                 811-21779

LARGE CAP FUND

Subadviser:  UBS Global Asset Management (Americas) Inc.

Investment Objective:      To seek to maximize total return, consisting of
                           capital appreciation and current income.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S.
                           large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Fund's benchmark, the Russell
                           1000 Index. As of February 28, 2007, the market capitalization range of the Russell 1000 Index was $849 million to $410.66 billion.

In general, the Fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net asset in equity securities of small and intermediate capitalization companies. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, IPOs, ETFs, shares of investment companies, convertible securities, warrants and rights. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage Fund risks.

In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser will select a security whose estimated fundamental value is greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a Fund of stock with attractive relative price/value characteristics.

The Fund may invest a portion of its assets in securities outside its capitalization range as described above.

The subadviser actively manages the Fund which may, at times, result in a higher than average Fund turnover ratio.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk (including value investing risk)
o        ETFs Risk
o        High Portfolio Turnover Risk
o        IPOs Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                     JHLPX
                           CUSIP                      47803X594
                           SEC number                 811-21779

LARGE CAP VALUE FUND

Subadviser: BlackRock Investment Management, LLC

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value
                           Index. The Fund will seek to achieve this objective by investing in a diversified portfolio of equity securities of large cap companies located in the U.S.
                           The Fund will seek to outperform the Russell 1000
                           Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations. As of February 28, 2007, the capitalization range of the Russell 1000 Value Index was $849 million to $410.66 billion.

The subadviser selects from among companies that are, at the time of purchase, included in the Russell 1000Value Index. The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

In selecting securities for the Fund, the subadviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The subadviser looks for strong relative earnings growth, earnings quality and good relative valuation.A company's stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the Fund.

After the initial screening, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund will not hold all the stocks in the Russell 1000 Value Index and because the Fund's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an "index" fund. In seeking to outperform the Fund's benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:
o        Relative price to earnings and price to book ratios;
o        Stability and quality of earnings;
o        Earnings momentum and growth;
o        Weighted median market capitalization of the Fund;
o Allocation among the economic sectors of the Fund as compared to the benchmark index; and
o        Weighted individual stocks within the applicable index.

The Fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (ADRs).

The Fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk, (including value investing risk)
o        Fixed Income Securities Risk
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                     JHCLX
                           CUSIP                      47803V598
                           SEC number                 811-21779

QUANTITATIVE ALL CAP FUND

Subadviser: MFC Global Investment Management (U.S.A.) Limited

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 65% of its total assets in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

The subadviser ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data). The management team will then use fundamental analysis to identify large, mid and small cap companies with strong industry position, leading market share, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the Fund and as permitted by applicable securities legislation: buying futures and S&P Depositary Receipts. Such use would include the hedging of significant cash flows into or out of the Fund.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                     --
                           CUSIP                      --
                           SEC number                 811-21779

QUANTITATIVE VALUE FUND

Subadviser: MFC Global Investment Management (U.S.A.) Limited

Investment Objective:      To seek long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 65% of its total assets in large-cap U.S.
                           securities with the potential for long-term growth of capital.

The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The Fund may also invest in foreign securities.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk (including value investing risk)
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                    JHQVX
                           CUSIP                     47803X578
                           SEC number                811-21779

U.S. GLOBAL LEADERS GROWTH FUND

Subadviser: Sustainable Growth Advisers, L.P.

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests
                           least 80% of its net assets (plus any borrowing for investment purposes) in stocks of companies the subadviser regards, at the time of investment, as "U.S. Global Leaders." The Fund invests in common stocks of U.S. Global Leaders companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

As a result of its investment strategy, the Fund invests in large capitalization companies (companies in the capitalization range of the S&P 500 Index $1.42 billion to $410.66 billion as of February 28, 2007). The subadviser considers U.S. Global Leaders to be U.S. companies with multi-national operations that typically exhibit the following sustainable growth characteristics:
o Hold leading market share of their relevant industries that result in high profit margins and high investment returns.
o Supply consumable products or services so that their revenue streams are recurring.

The subadviser seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as the subadviser believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

The Fund may invest in other types of equities and foreign stocks.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk
o        Foreign Securities Risk
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                    JHGUX
                           CUSIP                     47803X727
                           SEC number                811-21779

U.S. MULTI SECTOR FUND

Subadviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:      To seek long term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowing for investment purposes) in investments that are tied economically to the U.S. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of February 28, 2007, the market capitalizations of companies included in the Russell 3000 Index ranged from $38 million to $410.66 billion.

In managing the Fund, the subadviser uses proprietary research and quantitative models to determine the Fund's selections of securities. These models use rolling multi-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small cap value, small cap growth, and real estate/ REIT) in which the Fund invests.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk
o        Issuer Risk
o        Liquidity Risk
o        Real Estate Securities Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                    JHUMX
                           CUSIP                     47803X487
                           SEC number                811-21779

VALUE & RESTRUCTURING FUND

Subadviser: UST Advisers, Inc.

Investment Objective:      To seek long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 65% of its total assets in common stocks of U.S. and foreign companies whose share price, in the opinion of the subadviser, does not reflect the economic value of the company's assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcings, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

In addition, the Fund's strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk
o        Foreign Securities Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                     JHVSX
                           CUSIP                      47803X511
                           SEC number                 811-21779

                               INTERNATIONAL FUNDS

EMERGING MARKETS VALUE FUND

Subadviser: Dimensional Fund Advisors

Investment Objective:      To seek long-term capital appreciation.

Investment Strategies:     Under normal circumstances, the Fund will invest at
                           least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

The Fund seeks long-term capital growth through investment primarily in emerging market equity securities. The Fund seeks to achieve its investment objective by investing in companies associated with emerging markets designated by the Investment Committee of the subadviser ("Approved Markets") from time to time. The Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (See below for a definition of Approved Market securities.) These exchanges may be either within or outside the issuer's domicile country. The securities may be listed or traded in the form of American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other types of depositary receipts.

The Fund seeks to achieve its objective by purchasing emerging market equity securities that are deemed by the subadviser to be value stocks at the time of purchase. The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The Fund's policy is to seek to achieve its investment objective by purchasing emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadviser to be value stocks at the time of purchase, as described in the paragraph above. The Fund may not invest in certain eligible companies or Approved Markets described above or achieve approximate market weights because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the Fund's policy to invest no more than 25% of its total assets in any one industry.

The Fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly-owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the Fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Fund and other affiliated funds.

The Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States.

The Fund's policy of seeking broad market diversification means the subadviser will not utilize "fundamental" securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadviser will prepare lists of value stocks that are eligible for investment. Such lists will be revised no less than semi-annually.

The Fund does not seek current income as an investment objective, and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

Approved Markets
As of the date of this Prospectus, the Fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the Fund and characteristics of each country's markets. The Investment Committee of the subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the Fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past.

         Brazil                       Israel                     Taiwan
         Chile                        Malaysia                   Thailand
         China                        Mexico                     Turkey
         Czech Republic               Philippines
         Hungary                      Poland
         India                        South Africa
         Indonesia                    South Korea

Approved Market Securities

"Approved Market securities" are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the Fund's benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk (including value investing risk)
o        Foreign Securities Risk (including emerging markets and currency risk)
o        Investment Company Securities Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                   JEMAX
                           CUSIP                    41015H711
                           SEC number               --


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

GLOBAL FUND

Subadviser: Templeton Global Advisors Limited

Investment Objective:      To seek long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests
                           primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the Fund generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The Fund may lend certain of its securities.

When choosing equity investments for the Fund, the subadviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/ earnings ratio, price/ cash flow ratio, profit margins and liquidation value.

The Fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Fund's total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk (including value risk investing)
o        Foreign Securities Risk (including emerging market risk)
o        Fixed Income Security Risk
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                    --
                           CUSIP                     --
                           SEC number                811-21779


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

INTERNATIONAL GROWTH FUND

Subadviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:      To seek high total return primarily through capital
                           appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its total assets in equity investments.
                           The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The Fund seeks to achieve its objective by outperforming its benchmark, the S&P/Citigroup Primary Market Europe, Pacific, Asia Composite Growth Style Index.

The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market's discount to their fundamental value. The subadviser maintains diversification across countries, and tilt the Fund's portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active over weighted and underweighted positions in particular currencies relative to its benchmark.

The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk (including growth investing risk)
o        Foreign Securities Risk
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                     --
                           CUSIP                      --
                           SEC number                 811-21779

INTERNATIONAL OPPORTUNITIES FUND

Subadviser: Marsico Capital Management, LLC

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund invests in companies of any size throughout the world. The Fund invests in issuers from at least three different countries not including the U.S. The Fund invests in common stocks of companies operating in emerging markets.

The Fund normally maintains a core position of between 35 and 50 common stocks. The Fund may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the subadviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the subadviser may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell a Fund's investments in portfolio companies if, in the opinion of the subadviser, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Fund's core investments generally are comprised of established companies and securities that exhibit growth characteristics. However, the portfolio also may typically include companies with more aggressive growth characteristics, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition.

Primarily for hedging purposes, the Fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the Fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds ("junk bonds") and mortgage and asset-backed securities. The Fund may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk (including growth inventory risk)
o        Foreign Securities Risk (including emerging markets risk)
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  Ticker                    JHIOX
                           CUSIP                     47803X610
                           SEC number                811-21779

INTERNATIONAL SMALL CAP FUND

Subadviser: Templeton Investment Counsel, LLC

Investment Objective:      To seek long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund will invest
                           at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies including emerging markets which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the Fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which are what they can be converted into).

The Fund may invest more than 25% of its total assets in the securities of issuers located in any one country. At least 65% of the Fund's total assets are normally invested in foreign securities representing a minimum of three countries (other than the United States).

When choosing equity investments for this Fund, the subadviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/earnings ratio, profits margins and liquidation value.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk (including value investing risk)
o        Foreign Securities Risk (including emerging market and currency risks)
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Companies Risk

Fund Codes

CLASS NAV                  Ticker                     JHISX
                           CUSIP                      47803V697
                           SEC number                 811-21779

INTERNATIONAL SMALL COMPANY FUND

Subadviser: Dimensional Fund Advisors

Investment Objective:      To seek long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the Fund invests. As of December 31, 2006, the maximum market capitalization range of eligible companies was approximately $590 million to $4.2 billion. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets but may also invest in emerging markets.

The Fund will primarily invest in a broad and diverse group of readily marketable stocks of small companies associated with developed markets but may also invest in emerging markets. The Fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadviser determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The Fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market Capitalization Weighted Approach" below. As a result, the weightings of certain countries in the Fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the Fund and characteristics of each country's market. The subadviser's Investment Committee may authorize other countries for investment in the future and the Fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment, including but not limited to, investments in securities associated with countries designated by the Investment Committee as emerging markets.

The Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

The Fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

Market Capitalization Weighted Approach

The Fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The Fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of the Fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may exclude the stock of a company that meets applicable market capitalization criterion if the subadviser determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

A more complete description of Market Capitalization Weighted Approach is set forth in the SAI.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk
o Foreign Securities Risk (including emerging market risk and currency risk)
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes

CLASS NAV                  CUSIP                     41015E882
                           SEC number                811-21779

INTERNATIONAL VALUE FUND

Subadviser: Templeton Investment Counsel, LLC

Investment Objective:      To seek long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The Fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Debt securities include bonds, notes and debentures.

The subadviser's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Equity Securities Risk (including value investing risk)
o        Fixed-Income Securities Risk
o        Foreign Securities Risk (including emerging market and currency risks)
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Company Risk

Fund Codes

CLASS NAV                  Ticker                     JHVIX
                           CUSIP                      47803V655
                           SEC number                 811-21779

PACIFIC RIM FUND

Subadviser:   MFC Global Investment Management (U.S.A.) Limited

Investment Objective:      To achieve long-term growth of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of Fund securities.

The countries of the Pacific Rim region are:
o        Australia
o        Pakistan
o        New Zealand
o        Taiwan
o        India
o        China
o        Philippines
o        Thailand
o        Hong Kong
o        Indonesia
o        South Korea
o        Singapore
o        Malaysia
o        Japan

Equity-related securities in which the Fund may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The Fund may also invest up to 20% of its net assets in countries outside the Pacific Rim region.

The subadviser's decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. The subadviser will shift investments among countries and the world's capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

Use of Hedging and Other Strategic Transactions

The Fund may also purchase and sell the following equity-related financial instruments:
o        exchange-listed call and put options on equity indices,
o        over-the-counter ("OTC") and exchange-listed equity index futures,
o OTC and exchange-listed call and put options on currencies in the Fund, and
o        OTC foreign currency futures contracts on currencies in the Fund.

A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk

o        Foreign Securities Risk (including emerging market risk)
o        Issuer Risk
o        Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                     --
                           CUSIP                      --
                           SEC number                 811-21779

                               FIXED-INCOME FUNDS

ACTIVE BOND FUND

Subadvisers: Declaration Management and Research LLC ("Declaration") and MFC Global Management (U.S.), LLC ("MFC Global (U.S.)")

Investment Objective:      To seek income and capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowing for investment purposes) in a diversified mix of debt securities and instruments.

The Fund invests its assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. The investments include, but are not limited to:
o        U.S. Treasury and agency securities;
o Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs");
o        Corporate bonds, both U.S. and foreign; and
o        Foreign government and agency securities.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

65%* Declaration
35%* MFC Global (U.S.)

* Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the Fund normally has no more than 10% of its total assets in high yield bonds ("junk bonds") and normally invests in foreign securities only if U.S. dollar denominated. This portion of the Fund normally has an average credit rating of "A" or "AA."

MFC Global (U.S.)

MFC Global (U.S.) uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. MFC Global (U.S.) tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the Fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as "junk bonds") and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the Fund normally has an average credit rating of "A" or "AA."

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody's). Under normal circumstances, no more than 15% of the total assets of the portion of the Fund managed by MFC Global (U.S.) will be invested in asset-backed securities rated less than A by both rating agency.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o Fixed Income Securities Risk (including low rated fixed-income securities risk)
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk
o        Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes

CLASS NAV                  Ticker                    JHADX
                           CUSIP                     47803V101
                           SEC number                811-21779

CORE BOND FUND

Subadviser:  Wells Capital Management, Incorporated

Investment Objective:      To seek total return consisting of income and capital
                           appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The Fund may also invest in unrated bonds that the subadviser believes are comparable to investment grade debt securities. The subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

The Fund may invest:
o Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
o Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
o        Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the Fund may enter into dollar rolls. The Fund may also enter into reverse repurchase agreements to enhance return. These strategies are further described under "Additional Investment Policies" in the SAI.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Fixed Income Securities Risk
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk
o        Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes

CLASS NAV                  Ticker                      JHCDX
                           CUSIP                       47803X636
                           SEC number                  811-21779

GLOBAL BOND FUND

Subadviser: Pacific Investment Management Company LLC

Investment Objective:      To seek maximum total return, consistent with
                           preservation of capital and prudent investment management.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts
                           (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:
o securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
o corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o        mortgage-backed and other asset-backed securities;
o        inflation-indexed bonds issued by both governments and corporations;
o structured notes, including hybrid or "indexed" securities and event-linked bonds;
o        loan participations and assignments;
o        delayed funding loans and revolving credit facilities;
o bank certificates of deposit, fixed time deposits and bankers' acceptances;
o debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
o        repurchase agreements and reverse repurchase agreements;
o obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
o        obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's total assets. The Fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The average Fund duration will normally vary within a three to seven year time frame.

The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:
o purchase and sell options on domestic and foreign securities, securities indexes and currencies,
o        purchase and sell futures and options on futures,
o        purchase and sell currency or securities on a forward basis, and
o enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Fixed Income Securities Risk
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk
o        Mortgage-Backed and Asset-Backed Securities Risk
o        Short Sale Risk

Fund Codes

CLASS NAV                  Ticker                    JHGDX
                           CUSIP                     47803V754
                           SEC number                811-21779

HIGH INCOME FUND

Subadviser: MFC Global Investment Management (U.S.), LLC

Investment Objective:      To seek high current income; capital appreciation is
                           a secondary goal.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents ("junk bonds"). These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.

No more than 10% of the Fund's total assets may be invested in securities that are rated in default by S&P's or by Moody's. There is no limit on the Fund's average maturity. The foreign securities in which the Fund may invest include both developed and emerging market securities.

In managing the Fund's portfolio, the subadviser concentrates on industry allocation and securities selection deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the subadviser uses bottom-up research to find securities that appear comparatively under-valued. The subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The Fund typically invests in a broad range of industries.

The Fund may invest in both investment grade and non-investment grade asset-backed securities, including asset-backed securities rated BB/Ba or lower and their unrated equivalents.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The Fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the SAI. In addition, the Fund may invest up to 20% of its net assets in U.S. and foreign common stocks of companies of any size. In abnormal circumstances, the Fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the Fund might not achieve its goal.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk
o        Fixed Income Securities Risk (including low rated fixed-income risk)
o        Foreign Securities Risk (including emerging market risk)
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk
o        Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes

CLASS NAV                  CUSIP                     41015E601
                           SEC number                811-21779

HIGH YIELD FUND

Subadviser:  Western Asset Management Company

Investment Objective:      To realize an above-average total return over a
                           market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

                           Corporate Bonds, Preferred Stocks and
                           Convertible Securities
                                                  Rating Agency
                           ----------------------------------------------------
                           Moody's                                 Ba through C
                           Standard & Poor's                       BB through D

Non-investment grade securities and are commonly referred to as "junk bonds." The Fund may also invest in investment grade securities.

The Fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the Fund may invest include emerging market securities. The Fund may invest up to 100% of its assets in foreign securities. The subadviser may utilize futures, swaps and other derivatives in managing the Fund.

The Fund may invest in fixed-and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund's portfolio to changes in interest rates.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Fixed Income Securities Risk
o        Foreign Securities Risk (including emerging market risk)
o        Issuer Risk
o        Liquidity Risk
o        Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes

CLASS NAV                  Ticker                     JHHDX
                           CUSIP                      47803V739
                           SEC number                 811-21779

INCOME FUND

Subadviser: Franklin Advisers, Inc.

Investment Objective:      To seek to maximize income while maintaining
                           prospects for capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests in a
                           diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

The Fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:
o the experience and managerial strength of the company;
o responsiveness to changes in interest rates and business conditions;
o debt maturity schedules and borrowing requirements;
o the company's changing financial condition and market recognition of the change; and
o a security's relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as "junk bonds"), but is not currently expected to invest more than 50% of its total assets in such securities. Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor's ("S&P") or Moody's Investors Service ("Moody's") are considered investment grade. Below investment grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody's, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment grade securities.

The Fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (ADRs).

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o Active Management Risk
o Credit and Counterparty Risk
o Equity Securities Risk
o Fixed Income Securities Risk (including interest rate risk and lower rated fixed income securities risk)
o Foreign Securities Risk
o Issuer Risk
o Liquidity Risk

Fund Codes

CLASS NAV                  Ticker                   JIMAX
                           CUSIP                    41015H46
                           SEC number               --

INVESTMENT QUALITY BOND FUND

Subadviser: Wellington Management Company, LLP

Investment Objective:      To provide a high level of current income consistent
                           with the maintenance of principal and liquidity.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

The subadviser's investment decisions derive from a three-pronged analysis, including:
o        sector analysis,
o        credit research, and
o        call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall Fund. Factors considered include:
o        relative valuation of available alternatives,
o        impact on portfolio yield, quality and liquidity, and
o        impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the Fund's net assets are invested in bonds and debentures, including:
o        marketable debt securities of U.S. and foreign issuers (payable in U.S.
dollars), rated as investment grade by Moody's or Standard & Poor's at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities and commercial mortgage-backed securities;
o        securities issued or guaranteed as to principal or interest by the U.S.
Government or its agencies or instrumentalities, including mortgage-backed securities; and
o cash and cash equivalent securities which are authorized for purchase by the Money Market Fund.

The balance (no more than 20%) of the Fund's net assets may be invested in below investment grade bonds and other securities including privately placed debt securities:
o        U.S. and foreign debt securities,
o        preferred stocks,
o        convertible securities (including those issued in the Euromarket),
o        securities carrying warrants to purchase equity securities, and
o non-investment grade and investment grade non-U.S. dollar fixed income securities, including up to 5% emerging market fixed income securities.

In pursuing its investment objective, the Fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by S&P's (or, if unrated, are deemed of comparable quality as determined by the subadviser). The high yield sovereign debt securities in which the Fund will invest are described below under "Strategic Bond Fund". No minimum rating standard is required for a purchase of high yield securities by the Fund. While the Fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the Fund to exceed this 20% maximum.

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund's portfolio to changes in interest rates.

The Fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o Fixed Income Securities Risk (including low rated fixed income securities risk)
o        Foreign Securities Risk
o        Issuer Risk
o        Liquidity Risk
o        Mortgage-Backed and Asset-Backed Securities Risk
o        Short Sale Risk

Fund Codes

CLASS NAV                  Ticker                     JHQBX
                           CUSIP                      47803V630
                           SEC number                 811-21779

MONEY MARKET FUND

Subadviser: MFC Global Investment Management (U.S.A.) Limited

Investment Objective:      To obtain maximum current income consistent with
                           preservation of principal and liquidity.

Investment Strategies:     Under normal market conditions, the Fund invests in
                           high quality, U.S. dollar denominated money market instruments.

The subadviser may invest the Fund's assets in high quality, U.S. dollar denominated money market instruments of the following types:

o obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Fund must be payable in U.S. dollars);
o certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
o commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Fund's Board of Trustees, has determined to be of minimal credit risk and comparable quality;
o corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Moody's or "AA" or higher by Standard & Poor's);
o        short-term obligations issued by state and local governmental issuers;
o securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
o        repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the Fund's investments will mature in 397 days or less and the Fund maintains a dollar-weighted average Fund maturity of 90 days or less. By limiting the maturity of their investments, the Fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Fund invests only in securities which the Fund's Board of Trustees determine to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund also intends to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Fund will be able to do so.

The Funds may invest up to 20% of their total assets in any of the U.S. dollar denominated foreign securities described above. The Funds are not authorized to enter into mortgage dollar rolls or warrants.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in this Fund. For example, the Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Fixed Income Securities Risk
o        Foreign Securities Risk

Fund Codes

CLASS NAV                  Ticker                    --
                           CUSIP                     --
                           SEC number                811-21779

REAL RETURN BOND FUND

Subadviser: Pacific Investment Management Company LLC

Investment Objective:      To seek maximum real return, consistent with
                           preservation of real capital and prudent investment management.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
                           governments, their agencies or instrumentalities and corporations.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:
--       securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
--       corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
--       mortgage-backed and other asset-backed securities;
--       inflation-indexed bonds issued by both governments and corporations;
--       structured notes, including hybrid or "indexed" securities and event-linked bonds;
--       loan participations and assignments;
--       delayed funding loans and revolving credit facilities;
--       bank certificates of deposit, fixed time deposits and bankers'
acceptances;
--       debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
--       repurchase agreements and reverse repurchase agreements;
--       obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
--       obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. The average Fund duration will normally vary within three years (plus or minus) of the duration of the Lehman Global Real U.S. TIPS Index.

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:
o purchase and sell options on domestic and foreign securities, securities indexes and currencies,
o        purchase and sell futures and options on futures,
o        purchase and sell currency or securities on a forward basis, and
o enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o Fixed Income Securities Risk (including low rated fixed income securities risk)
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk
o        Mortgage-Backed and Asset-Backed Securities Risk
o        Short Sale Risk

Fund Codes

CLASS NAV                  Ticker                     JHRRX
                           CUSIP                      47803X602
                           SEC number                 811-21779

SHORT-TERM BOND FUND

Subadviser: Declaration Management & Research, LLC

Investment Objective:      To seek income and capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments.
                           The securities and instruments will have an average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than 15% of the Fund's net assets will be invested in high yield bonds.

The Fund invests in a diversified mix of debt securities and instruments, including but not limited to:
o        U.S. Treasury and Agency securities;
o Asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage back securities and collateralized mortgage offerings;
o        Corporate bonds, both U.S. and foreign (if dollar-denominated); and
o        Foreign governmental and agency securities (if dollar denominated).

The subadviser evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The Fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity of the Fund. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Fixed Income Securities Risk
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Liquidity Risk
o        Issuer Risk
o        Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes

CLASS NAV                  Ticker                     --
                           CUSIP                      --
                           SEC number                 811-21779

SPECTRUM INCOME FUND

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective:      To seek a high level of current income with moderate
                           share price fluctuation.

Investment Strategies:     Under normal market conditions, the Fund diversifies
                           its assets widely among various fixed income and equity market segments. The Fund seeks to maintain broad exposure primarily to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The Fund invests in investment-grade corporate, high-yield, and foreign and emerging market fixed income securities, income-oriented stocks, short-term securities, asset-backed and mortgaged-related securities and U.S. government and agency securities. The Fund will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.

Fixed income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities with either fixed or floating interest rates. The Fund's fixed income investments will typically include investment grade corporate securities and asset-backed and mortgage-related securities, bank loan participations and assignments, and there is no limit on the Fund's investments in these securities. The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P, Moody's or Fitch). Under normal circumstances, no more than 15% of the asset-backed securities purchased for the Fund will be rated less than A- by the three rating agencies. The lowest rating would apply in the case of split-rated asset-backed securities rated by the three rating agencies. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations. The Fund may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by the subadviser), commonly known as "junk bonds." Junk bonds involve a higher degree of credit risk and price volatility than other, higher-rated fixed income securities. The Fund may invest in U.S. government securities and municipal securities (including Treasury Inflation- Protected Securities or "TIPs"), GNMAs, and other agency-related fixed income securities, and there is no limit on the Fund's investment in these securities. The Fund may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding Yankee bonds). Foreign currency forwards, options and futures may be used to protect the Fund's foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities.

Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm's fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors including the issuer's financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer's debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer's country.

The Fund's equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. The subadviser invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which the subadviser will invest in any particular type of fixed income security. In managing the Fund, the subadviser may vary the allocation of the Fund's assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, the subadviser rice may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another. Maturities of the Fund's fixed income investments reflect the manager's outlook for interest rates.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the Fund's normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk (including value investing risk)
o Fixed Income Securities Risk (including lower rated fixed income securities risk)
o        Foreign Securities Risk (including emerging market risk)
o        Issuer Risk
o        Liquidity Risk
o        Mortgage-Backed and Asset-Backed Securities Risk

The Fund is not the same fund as the T. Rowe Price Spectrum Income Fund which is not offered in this Prospectus and which invests in other T. Rowe Price mutual funds and not individual securities. The funds will have different performance because they hold different investments, charge different fees and expenses and the timing of their investments will vary with the size of cash flows into and out of the funds.

Fund Codes

CLASS NAV                  Ticker                    JHSTX
                           CUSIP                     47803X537
                           SEC number                811-21779

STRATEGIC BOND FUND

Subadviser: Western Asset Management Company

Investment Objective:      To seek a high level of total return consistent with
                           preservation of capital.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

The Fund's assets may be allocated among the following five sectors of the fixed income market:
o        U.S. government obligations,
o        investment grade domestic corporate fixed income securities,
o below investment grade or non-investment grade high yield corporate fixed income securities,
o        mortgage-backed and asset-backed securities and
o investment grade and below investment grade or non-investment grade high yield international fixed income securities.

The Fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as "junk bonds."

The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from the Fund which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser's analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions on both a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The Fund's assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the Fund's ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The Fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities and investment grade corporate and international fixed income securities purchased by the Fund are set forth in the section entitled "Other Instruments" in the SAI. The types and characteristics of the money market securities purchased by the Fund are similar to the investment objective to obtain maximum current income consistent with preservation of principal and liquidity. Potential investors should review these other discussions in considering an investment in shares of the Fund. The Fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the Fund's net assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

The high yield sovereign fixed income securities in which the Fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the Fund is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan.

Although the subadviser does not anticipate investing in excess of 75% of the Fund's net assets in domestic and developing country fixed income securities that are rated below investment grade, the Fund may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the Fund's assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the Fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated "C" by Moody's or "CCC" or lower by S&P).

In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

Corporate Debt Securities                                     Sovereign Debt Instruments
-------------------------                                     --------------------------
o    issuer's financial condition                             o    economic and political conditions within the issuer's country

o    issuer's sensitivity to economic conditions              o    issuer's external and overall debt levels, and its ability to pay
and trends                                                    principal and interest when due

o    issuer's operating history                               o    issuer's access to capital markets and other sources of funding

o    experience and track record of the issuer's management   o    issuer's debt service payment history

The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund's ability to achieve its investment objective may be more dependent on the subadviser's credit analysis than would be the case if it invested in higher quality debt securities.

The Fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o Active Management Risk
o Credit and Counterparty Risk
o Derivatives Risk
o Fixed Income Securities Risk (including lower rated fixed income securities risk)
o Foreign Securities Risk  (including emerging markets)
o High Portfolio Turnover Risk
o Issuer Risk
o Liquidity Risk
o Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes

CLASS NAV                  Ticker                     JHSBX
                           CUSIP                      47803X784
                           SEC number                 811-21779

STRATEGIC INCOME FUND

Subadviser: MFC Global Investment Management (U.S.), LLC

Investment Objective:      To seek a high level of current income.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its assets in foreign government and corporate debt securities from developed and emerging markets U.S. Government and agency securities and domestic high yield bonds.

The Fund may also invest in preferred stock and other types of debt securities, including domestic corporate debt securities and mortgage-backed securities.

Although the Fund may invest up to 10% of its total assets in securities rated as low as D (in default) by S&P or Moody's (and their unrated equivalents), it generally intends to keep its average credit quality in the investment grade. There is no limit on the Fund's average maturity.

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody's). Under normal circumstances, no more than 15% of the Fund's total assets will be invested in asset-backed securities rated less than A by both rating agencies.

In managing the Fund, the subadviser allocates assets among the three major types of securities based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the Fund's assets in any one sector.

Within each types of security, the subadviser looks for investments that are appropriate for the overall Fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the Fund may invest up to 10% of net assets in domestic or foreign stocks.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Fixed Income Securities Risk
o        Foreign Securities Risk (including emerging markets risk)
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk
o        Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes

CLASS NAV                  Ticker                    --
                           CUSIP                     --
                           SEC number                811-21779

TOTAL RETURN FUND

Subadviser: Pacific Investment Management Company LLC

Investment Objective:      To seek maximum total return, consistent with
                           preservation of capital and prudent investment management.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:
o securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
o corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o        mortgage-backed and other asset-backed securities;
o        inflation-indexed bonds issued by both governments and corporations;
o structured notes, including hybrid or "indexed" securities and event-linked bonds;
o        loan participations and assignments;
o        delayed funding loans and revolving credit facilities;
o bank certificates of deposit, fixed time deposits and bankers' acceptances;

o debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
o        repurchase agreements and reverse repurchase agreements;
o obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
o        obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The average Fund duration will normally vary within a three to six year time frame.

The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:
o purchase and sell options on domestic and foreign securities, securities indexes and currencies,
o        purchase and sell futures and options on futures,
o        purchase and sell currency or securities on a forward basis, and
o enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security , including short sales "against the box."

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Fixed Income Securities Risk
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk
o        Mortgage-Backed and Asset-Backed Securities Risk
o        Short Sale Risk

Fund Codes

CLASS NAV                  Ticker                     JHTRX
                           CUSIP                      47803X743
                           SEC number                 811-21779

U.S. GOVERNMENT SECURITIES FUND

Subadviser: Western Asset Management Company

Investment Objective:      To obtain a high level of current income consistent
                           with preservation of capital and maintenance of liquidity.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

The Fund invests in:
o mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;
o U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);
o obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);
o mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;
o        futures contracts or financial instruments and indices; and
o collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed
(i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

As noted above, the Fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Fixed Income Securities Risk
o        Issuer Risk
o        Liquidity Risk
o        Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes

CLASS NAV                  Ticker                     JHUSX
                           CUSIP                      47803X693
                           SEC number                 811-21779

U.S. HIGH YIELD BOND FUND

Subadviser:  Wells Capital Management, Incorporated

Investment Objective:    To seek total return with a high level of current
                         income.

Investment Strategies:   Under normal market conditions, the Fund invests at
                         least 80% of its net assets (plus any borrowing for investment purposes) in corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as "junk bonds" or high yield securities).
                         The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

The subadviser actively manages a diversified portfolio of below investment grade debt securities (often called "junk bonds" or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a "bottom-up" approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers' long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser's research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the Fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the Fund consists of income earned on the Fund's investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

Under normal circumstances, the subadviser invests:

o     Up to 15% of total assets in any one industry; and
o     Up to 5% of total assets in any one issuer.

The subadviser will generally invest in below investment grade debt securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the Fund's securities is expected to be at least B- as rated by S&P.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Active Management Risk
o     Credit and Counterparty Risk
o     Derivatives Risk
o Fixed Income Securities Risk (including lower rated fixed income securities risk)
o     High Portfolio Turnover Risk
o     Issuer Risk

o     Liquidity Risk

Fund Codes
CLASS NAV        Ticker                      JHHLX
                 CUSIP                       47803X529
                 SEC number                  811-21779

                                  HYBRID FUNDS

GLOBAL ALLOCATION FUND

Subadviser:  UBS Global Asset Management (Americas) Inc.

Investment Objective:   To seek total return, consisting of long-term capital
                        appreciation and current income.

Investment Strategies:  Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities and equity securities.

The Fund is a multi-asset fund and invests in each of the major asset classes:
U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser's assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the Fund, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

While the subadviser's investment decisions with respect to the equity portion of the portfolio are based primarily on price/value discrepancies as identified by its fundamental valuation process, under certain circumstances the subadviser may utilize growth-oriented strategies within the U.S. equity asset class for a portion of the allocation to manage risk exposures; but only after subjecting such strategies to a rigorous due diligence process to judge their suitability for the Fund.

To invest in growth equities, the subadviser will seek to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics.

In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. The Fund may invest in both investment grade and high yield (lower-rated) securities (sometimes referred to as "junk bonds").

The subadviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in one percent (1%) increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The Fund's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. The subadviser actively manages the Fund. As such, increased Fund turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock, preferred stock, IPOs and ETFs. The Fund may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent permitted by applicable law. In addition, the Fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Active Management Risk
o     Credit and Counterparty Risk
o     Derivatives Risk
o     Equity Securities Risk
o     ETFs Risk
o     Fixed Income Securities Risk
o     Foreign Securities Risk
o     IPOs Risk
o     Issuer Risk
o     Liquidity Risk

The subadviser allocates the Fund's assets among several asset categories. The risks associated with asset allocation include the risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be over weighted in equity securities when the stock market is falling and the fixed income market is rising.

Fund Codes
CLASS NAV        Ticker                     --
                 CUSIP                      --
                 SEC number                 811-21779

MANAGED FUND

Subadvisers: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") and Declaration Management and Research LLC ("Declaration")

Investment Objective:      To seek income and long-term capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund invests
                           primarily in a diversified mix of: (a) common stocks of large capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

60%* GMO
40%* Declaration

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

GMO

In managing its portion of the Fund, GMO seek to outperform its benchmark, currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

GMO typically invests its portion of the Fund in equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. GMO defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index ($1.42 billion to $410.66 billion as of February 28, 2007). Under normal circumstances, GMO invests at least 80% of its portion of the Fund in investments tied economically to the U.S.

GMO uses proprietary research and quantitative models to seek out stocks it believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what GMO believes to be their fundamental value. GMO also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by GMO and the models it uses may change over time.

GMO intends that its portion of the Fund will be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. GMO in managing its portion of the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

Declaration

Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bond and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of Treasury securities.

Declaration normally has no more than 10% of its bond total assets in high yield bonds (commonly known as "junk bonds") and normally invests in foreign securities only if U.S. dollar denominated.

Except as otherwise stated under "Temporary Defensive Investing" the portion of the Fund managed by Declaration normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Active Management Risk
o     Credit and Counterparty Risk
o     Derivatives Risk
o     Equity Securities Risk (including value investing risk)
o Fixed Income Securities Risk (including lower rated fixed income securities risk)
o     Foreign Securities Risk
o     High Portfolio Turnover Risk
o     Issuer Risk
o     Liquidity Risk

Fund Codes
CLASS NAV          Ticker                     --
                   CUSIP                      --
                   SEC number                 811-21779

SPECIALTY FUNDS

FINANCIAL SERVICES FUND

Subadviser:  Davis Selected Advisers, L.P.

Investment Objective:   To seek growth of capital.

Investment Strategies:  Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.

A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The Fund may also invest in other equity securities and in foreign and fixed income securities.

The subadviser uses the Davis Investment Discipline in managing the Fund's portfolio. The subadviser conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an approximate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

o     Proven track record
o     Significant personal ownership in business
o     Strong balance sheet
o     Low cost structure
o     High after-tax returns on capital
o     High quality of earnings
o     Non-obsolescent products/services
o     Dominant or growing market share
o     Participation in a growing market
o     Global presence and brand names

The subadviser's goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The Fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The Fund concentrates (that is invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Active Management Risk
o     Equity Securities Risk
o     Fixed Income Securities Risk
o     Foreign Securities Risk
o     High Portfolio Turnover Risk
o Industry or Sector Investing Risk (including financial services industry risk)
o     Issuer Risk
o     Liquidity Risk
o     Non-Diversified Fund Risk

Fund Codes
CLASS NAV       Ticker                     --
                CUSIP                      --
                SEC number                 811-21779

GLOBAL REAL ESTATE FUND

Subadviser: Deutsche Investment Management Americas Inc. ("DIMA")
-RREEF America ("DIMA RREEF") L.L.C. provides sub-subadvisory services to DIMA in its management of the Global Real Estate Fund

Investment Objective:   To seek a combination of long-term capital appreciation
                        and current income.

Investment Strategies:  Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different countries, including the U.S.

The Fund may also invest its assets in short-term debt securities, notes, bonds, securities of companies not principally engaged in real estate, stock index futures contracts and similar instruments and American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts
(GDRs).

A company is considered to be a real estate operating company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

The Fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

o     A security is not fulfilling its investment purpose;
o     A security has reached its optimum valuation; or
o     A particular company or general economic conditions have changed.

The subadviser's U.S. fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of the subadviser under common control with Deutsche Bank AG, the indirect parent company of the subadviser. All fund management teams will contribute to the global regional allocation process.

Description of REITs

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

Based on its recent practices, the subadviser expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar to REITs.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Active Management Risk
o     Equity Securities Risk
o     Fixed Income Securities Risk
o     Foreign Securities Risk
o     High Portfolio Turnover Risk
o     Industry or Sector Investing Risk
o     Issuer Risk
o     Liquidity Risk
o     Real Estate Securities Risk

Fund Codes
CLASS NAV        CUSIP                     41015E304
                 SEC number                811-21779

HEALTH SCIENCES FUND

Subadviser: T. Rowe Price Associates, Inc.

Investment Objective:   To seek long-term capital appreciation.

Investment Strategies:  Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

While the Fund may invest in companies of any size, the majority of its assets are expected to be invested in large-and mid-capitalization companies.

The subadviser's portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective.

The Fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the Fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the Fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

The Fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Active Management Risk
o     Credit and Counterparty Risk
o     Derivatives Risk
o     Equity Securities Risk

o     Fixed Income Securities Risk
o     Foreign Securities Risk (including emerging market risk)
o     Industry or Sector Investing Risk (including health sciences risk)
o     Issuer Risk
o     Liquidity Risk

Fund Codes
CLASS NAV         Ticker                   --
                  CUSIP                    --
                  SEC number               811-21779

NATURAL RESOURCES FUND

Subadviser:  Wellington Management Company LLP

Investment Objective:   To seek long-term total return.

Investment Strategies:  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The Fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The Fund invests in four major sectors: 1) energy, 2) metals and mining, 3) forest products and 4) other natural resource-based companies which are described below.

Energy. The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

The Fund's "normal" allocation across the natural resources sectors is approximately:

o     60% -- Energy and energy related
o     30% -- Metals and mining
o 10% -- Forest products, miscellaneous commodities companies, and non-ferrous metals.

The "normal" sector allocation reflects the subadviser's view on availability and relative attractiveness of investment opportunities within the natural resources area. The Fund's sector allocation might differ significantly from this "normal" allocation at any specific point in time.

The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions the Fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser's analysis is understanding the economic and political dynamics of each of these countries. The Fund may invest without limitation in foreign securities, including emerging markets. The Fund utilizes currency hedging to protect the value of the Fund's assets when the subadviser deems it advisable to do so.

The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Active Management Risk

o     Credit and Counterparty Risk
o     Derivatives Risk
o     Equity Securities Risk
o     Foreign Securities Risk (including emerging market risk)
o     Industry or Sector Investing Risk
o     Issuer Risk
o     Liquidity Risk

Fund Codes
CLASS NAV          Ticker                     JHNRX
                   CUSIP                      47803V135
                   SEC number                 811-21779

REAL ESTATE EQUITY FUND

Subadviser:  T. Rowe Price Associates, Inc.

Investment Objective:   To seek long-term growth through a combination of
                        capital appreciation and current income.

Investment Strategies:  Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

The Fund is likely to maintain a substantial portion of assets in REITs. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. "Equity" REITs invest primarily in real estate that produces income from rentals. "Mortgage" REITs invest primarily in mortgages and derive their income from interest payments. The Fund generally invests in equity REITs. Other investments in the real estate industry may include real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms, finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

The types of properties owned, and sometimes managed, by REITs include: office buildings, apartments and condominiums, retail properties, industrial and commercial sites, hotels and resorts, health care facilities, manufactured housing, self-storage facilities, leisure properties and special use facilities.

REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. For this reason and others, a fund investing in REITs provides investors with an efficient, low-cost means of diversifying among various types of property in different regions.

The Fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of the Fund's net assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms or in companies unrelated to the real estate business.

Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospect and income-producing potential. Factors considered by the subadviser in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company's real estate activities.

In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the Fund. The Fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The Fund may purchase up to 10% of its total assets in any type of non-investment grade debt securities (or "junk bond") including those in default. Fund investments in convertible securities are not subject to this limit. Below investment grade bonds or junk bonds can be more volatile and have greater risk of default than investment grade bonds.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Active Management Risk
o     Credit and Counterparty Risk
o     Derivatives Risk
o     Equity Securities Risk
o     Fixed Income Securities Risk
o     Foreign Securities Risk
o     Industry or Sector Investing Risk
o     Issuer Risk
o     Liquidity Risk
o     Real Estate Securities Risk
o     Small and Medium Size Companies Risk

Fund Codes
CLASS NAV           CUSIP                     41015E825
                    SEC number                811-21779

REAL ESTATE SECURITIES FUND

Subadviser: Deutsche Investment Management Americas, Inc. ("DIMA") -RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Fund ("DIMA RREEF")

Investment Objective:   To seek to achieve a combination of long-term capital
                        appreciation and current income.

Investment Strategies:  Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of DIMA RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

DIMA RREEF looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, DIMA RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DIMA RREEF believes will be the most profitable to the Fund. DIMA RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DIMA RREEF does not attempt to time the market.

A REIT invest primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The Fund may realize some short-term gains or losses if DIMA RREEF chooses to sell a security because it believes that one or more of the following is true:

o     A security is not fulfilling its investment purpose;
o     A security has reached its optimum valuation; or
o     A particular company or general economic conditions have changed.

Based on its recent practices, DIMA RREEF expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

When DIMA RREEF believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the Fund's cash assets remain liquid while performing more like stocks).

The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Active Management Risk
o     Credit and Counterparty Risk
o     Derivatives Risk
o     Equity Securities Risk
o     Industry or Sector Investing Risk
o     Issuer Risk
o     Liquidity Risk
o     Non-Diversified Fund Risk
o     Real Estate Securities Risk

Fund Codes
CLASS NAV          Ticker                     JHREX
                   CUSIP                      47803X404
                   SEC number                 811-21779

SCIENCE & TECHNOLOGY FUND

Subadviser: T. Rowe Price Associates, Inc. ("T. Rowe Price") and RCM Capital Management LLC ("RCM")

Investment Objective:   To seek long-term growth of capital. Current income is
                        incidental to the Fund's objective.

Investment Strategies:  Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:
50%* T. Rowe Price
50%* RCM

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

In managing its portion of the Fund, RCM may enter into short sales including short sales against the box.

Some industries likely to be represented in the Fund include:

o     Computers including hardware, software and electronic components
o     telecommunications
o     media and information services
o     environmental services
o     e-commerce
o life sciences and health care, including pharmaceuticals, medical devices, and biotechnology
o     chemicals and synthetic materials
o     defense and aerospace

While most of the Fund's assets are invested in U.S. common stocks, the Fund may also purchase other types of securities, including U.S. and non-U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.

Stock selection for the Fund generally reflects a growth approach based on an assessment of a company's fundamental prospects for above-average earnings, rather than on a company's size. As a result, Fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The Fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through IPOs.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risk associated therewith.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Active Management Risk
o     Credit and Counterparty Risk
o     Derivatives Risk
o     Equity Securities Risk (including growth investing risk)
o     Foreign Securities Risk
o     High Portfolio Turnover Risk
o Industry or Sector Investing Risk (including telecommunications, health sciences and technology related risks)
o     Issuer Risk
o     Liquidity Risk
o     Non-Diversified Fund Risk
o     Small and Medium Size Companies Risk

Fund Codes
CLASS NAV             Ticker                     --
                      CUSIP                      --
                      SEC number                 811-21779

UTILITIES FUND

Subadviser:  Massachusetts Financial Services Company

Investment Objective:   To seek capital growth and current income (income above
                        that available from the Fund invested entirely in equity securities).

Investment Strategies:  Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

The Fund invests in the following fixed income securities:

o corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities, including up to but not including 20% of its net assets in lower rated bonds, commonly known as junk bonds.
o     mortgage-backed securities and asset-backed securities.
o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities or a government sponsored enterprise. Certain U.S. Government securities in which the Fund may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the United States Government and ordinarily involve minimal credit risk. Other U.S. Government securities in which the Fund may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government sponsored enterprise, such as the Federal Home Loan Banks (FHLBs), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae). Although government sponsored enterprises such as FHLBs, Freddie Mac and Fannie Mae may be charted or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the United States Government.

The Fund may not exceed 35% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts) such as:

o     Equity securities of foreign companies in the utilities industry,
o     Fixed income securities of foreign companies in the utilities industry,
o     Fixed income securities issued by foreign governments.

The Fund may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Fund may also invest to a limited extent in: (a) municipal bonds, (b) variable and floating rate obligations, (c) zero coupon bonds, deferred interest bonds and PIK bonds, (d) investment companies, (e) restricted securities, (f) indexed/structured securities and (g) repurchase agreements, (h) short-term instruments and (i) when-issued securities. These investment techniques and practices are described further in the Prospectus under "Additional Investment Policies and Transactions" and in the SAI.

The subadviser considers a company to be in the utilities industry if, at the time of investment, the subadviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Fund invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular, telegraph, satellite, microwave, cable television and other communications media.

The subadviser uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The Fund may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

o     a fixed income stream, and
o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

The Fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Active Management Risk
o     Credit and Counterparty Risk
o     Derivatives Risk
o     Equity Securities Risk
o     Fixed Income Securities Risk
o     Foreign Securities Risk (including emerging markets risk)
o     High Portfolio Turnover Risk
o     Industry or Sector Investing Risk (including utilities risk)
o     Issuer Risk
o     Liquidity Risk
o     Mortgage-Backed and Asset-Backed Securities Risk
o     Non-Diversified Fund Risk

Fund Codes
CLASS NAV          Ticker                     --
                   CUSIP                      --
                   SEC number                 811-21779

                                   INDEX FUNDS

INDEX 500 FUND

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Investment Objective:   To approximate the aggregate total return of a
                        broad-based U.S. domestic equity market index.

Investment Strategies:  Under normal market conditions, the Fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the Index 500 Fund's investments in certain instruments, such as index futures, total return swaps and ETFs have similar economic characteristics as securities that are in the S&P 500 Index. As of August 31, 2006, the market capitalizations of companies included in the S&P 500 Index ranged from $1.412 billion to $409.425 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund's portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions

The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" in the SAI.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o     Credit and Counterparty Risk
o     Derivatives Risk
o     Index Management Risk
o     Issuer Risk

Fund Codes
CLASS NAV            Ticker                   --
                     CUSIP                    --
                     SEC number               811-21779

TOTAL BOND MARKET FUND

Subadviser:  Declaration Management & Research, LLC

Investment Objective:   Seeks to track the performance of the Lehman Brothers
                        Aggregate Bond Index (the "Lehman Index") (which represents the U.S. investment grade bond market).

Investment Strategies:  Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in securities listed in this index.

The Fund attempts to match the performance of the Lehman Index by holding a representative sample of the securities that comprise the Lehman Index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track the Lehman Index, typically will be unable to match the performance of the index exactly. The Lehman Index composition may change from time to time. The subadviser will reflect those changes in the composition of the Fund as soon as practicable.

The Fund is an intermediate term bond fund of high and medium credit quality.

The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million including:

o     U.S. Treasury and agency securities;
o Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");
o     Corporate bonds, both U.S. and foreign (if dollar denominated); and
o     Foreign government and agency securities (if dollar denominated).

The Fund may purchase other types of investments that are not in the Lehman Index. This would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

The Fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the SAI.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Credit and Counterparty Risk
o     Derivatives Risk
o     Fixed Income Securities Risk
o     Foreign Securities Risk
o     Foreign Securities Risk
o     Index Management Risk
o     Interest Rate Risk
o     Issuer Risk
o     Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes
CLASS  NAV             Ticker                   --
                       CUSIP                    47803M184
                       SEC number               811-21779

INTERNATIONAL EQUITY INDEX FUND

Subadviser:  SSgA Funds Management, Inc.

Investment Objective:      Seeks to track the performance of a broad-based
                           equity index of foreign companies, primarily in developed countries and, to a lesser extent, in emerging market countries.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in securities listed in the Morgan Stanley Capital
                           International All Country World Excluding U.S. Index
                           (the "MSCI ACW ex-US Index"). As of August 31, 2006, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $26.3 million to $277 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the MSCI ACW ex-US Index by holding all, or a representative sample, of the securities that comprise the index. However, an index Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes in the composition of the Fund as soon as practicable.

The Fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Credit and Counterparty Risk
o     Derivatives Risk
o     Equity Securities Risk
o     Foreign Securities Risk (including emerging markets risk)
o     Index Management Risk

Fund Codes
CLASS NAV             Ticker                     --
                      CUSIP                      --
                      SEC number                 811-21779

MID CAP INDEX FUND

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Investment Objective:      Seeks to approximate the aggregate total return of a
                           mid cap U.S. domestic equity market index.

Investment Strategies:     Under normal market conditions, the Fund invests at
                           least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 400
                           Mid Cap Index and (b) securities (which may or may not be included in the S&P Mid Cap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of October 31, 2006, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $570 million to
                           $11.11 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund's portfolio as soon as practicable.

The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" in the SAI.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Credit and Counterparty Risk
o     Derivatives Risk
o     Equity Securities Risk
o     Index Management Risk
o     Issuer Risk
o     Small and Medium Size Company Risk

Fund Codes
CLASS NAV              Ticker                   --
                       CUSIP                    --
                       SEC number               811-21779

SMALL CAP INDEX FUND

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Investment Objective:      Seeks to approximate the aggregate total return of a
                           small cap U.S. domestic equity market index.

Investment Strategies:     Under normal market conditions, the Fund invests, at
                           least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell
                           2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of October 31, 2006, the market capitalizations of companies included in the Russell 2000 Index ranged from $0.09 billion to $2.9 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund's portfolio as soon as practicable.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Credit and Counterparty Risk
o     Derivatives Risk
o     Equity Securities Risk
o     Index Management Risk
o     Issuer Risk
o     Small and Medium Size Companies Risk

Fund Codes
CLASS NAV             Ticker                     --
                      CUSIP                      --
                      SEC number                 811-21779

TOTAL STOCK MARKET INDEX FUND

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Investment Objective:      Seeks to approximate the aggregate total return of a
                           broad U.S. domestic equity market index.

Investment Strategies:     Under normal market conditions, the Fund invests, at
                           least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Dow Jones
                           Wilshire 5000 Index and (b) securities (which may or may not be included in the Dow Jones Wilshire 5000
                           Index) that the subadviser believes as a group will behave in a manner similar to the index. As of August
                           31, 2006, the market capitalizations of companies included in the Dow Jones Wilshire 5000 Index ranged from less than $50 million to $399 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Dow Jones Wilshire 5000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund's portfolio as soon as practicable.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o     Credit and Counterparty Risk
o     Derivatives Risk
o     Equity Securities Risk
o     Index Management Risk
o     Issuer Risk
o     Small and Medium Size Companies Risk

Fund Codes
CLASS NAV             Ticker                     --
                      CUSIP                      --
                      SEC number                 811-21779

 ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active Management Risk

The Funds that are not index funds are actively managed by their subadvisers. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a Fund's investment objective. If the subadvisers' investment strategies do not perform as expected, the Funds could underperform other mutual funds with similar investment objectives or lose money.

Arbitrage Securities and Distressed Companies Risk

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Credit and Counterparty Risk

Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's securities. Even if the subadviser only uses hedging and other Strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other Strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. See "Hedging and Other Strategic Transactions" below.

Equity Securities Risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Funds are invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

Value Investing Risk. The Funds may purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what the subadvisers believe to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A Fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth Investing Risk. The Funds may purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because the subadvisers believe that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A Fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Exchange Traded Funds ("ETFs") Risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed Income Securities Risk

Fixed income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund's investments. Funds that may invest in lower rated fixed income securities commonly referred to as "junk" securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment Grade Debt Securities

Investment grade debt securities are securities of issuers rated at the time of purchase in the four highest rating categories by a nationally recognized securities rating organization, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P's Division of The McGraw Hill Companies, Inc. (or, if unrated, of comparable quality as determined by the subadviser). Investment Grade Fixed Income Securities in the Lowest Rating Category Risk. Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed Income Securities Risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's), commonly known as "junk" bonds. The principal risks of investing in these securities are as follows:

o Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

o Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

o Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

o Dependence on Subadviser's Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

o Additional Risks Regarding Lower Rated Corporate Fixed Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

o Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under "Foreign Securities Risk". In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign Securities Risk

The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

o Currency Fluctuations. Investments in foreign securities may cause a Fund to lose money when converting investments from foreign currencies into U.S. dollars. A Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the lack of intervention) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

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o     Political and Economic Conditions. Investments in foreign securities subject a Fund to the political or economic conditions of the foreign country. These conditions could cause Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.

o Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

o Nationalization of Assets. Investments in foreign securities subject a Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

o Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

o Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.


High Portfolio Turnover Risk

A high Fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a Fund. The portfolio turnover rate of a Fund may vary from year to year, as well as within a year.

Index Management Risk

Certain factors may cause a Fund that is an index Fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the Fund's transaction expenses, and the size and timing of the its cash flows, may result in the Fund's performance being different than that of its index. Moreover, the Fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or Sector Investing Risk

When a Fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a Fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Banking Risk. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or

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profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk. A Fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

Health Sciences Risk. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

Insurance Risk. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk. A Fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described below under "Small and Medium Sized CompaniesRisk."

Utilities Risk. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity


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securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial Public Offerings ("IPOs") Risk

Certain Funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Investment Company Securities Risk

Each Fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. See "Risk Factors -- Fund of Funds Risk" in the SAI for further information regarding investments in other investments companies.

Issuer Risk

An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk

A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the Fund and not the purchase of shares of the Fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund's mortgage-backed securities will result in an unforeseen loss of interest income to the


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Fund as the Fund may be required to reinvest assets at a lower interest rate.
Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the Fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a Fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations. A Fund may invest in mortgage-backed securities called collateralized mortgage obligations ("CMOs"). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-Diversified Fund Risk

Definition of Non-Diversified. Any Fund that is non-diversified is limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the Fund's own investment restrictions and the diversification requirements of the Internal Revenue Code. In contrast, a diversified Fund may not, as to 75% of its assets, invest more than five percent of its total assets in the securities of one issuer, or own more than ten percent of the outstanding voting securities, of any one issuer.

Risks. Since a non-diversified Fund may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified Fund may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

Real Estate Securities Risk

Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

o     Declines in the value of real estate;
o     Risks related to general and local economic conditions;
o     Possible lack of availability of mortgage funds;
o     Overbuilding;
o     Extended vacancies of properties;


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o     Increased competition;
o     Increases in property taxes and operating expenses;
o     Changes in zoning laws;
o Losses due to costs resulting from the clean-up of environmental problems;
o Liability to third parties for damages resulting from environmental problems;
o     Casualty or condemnation losses;
o     Limitations on rents;
o     Changes in neighborhood values and the appeal of properties to tenants;
      and
o     Changes in interest rates.

Therefore, for a Fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a Fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies Risk" below for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short Sales Risk

See "Short Sales" under "Additional Information About the Funds' Principal Investment Policies".

Small and Medium Size Companies Risk

Small or Unseasoned Companies:

o Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

o Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

o Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

o Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

o Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security.

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Medium Size Companies:

o Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Stripped Securities Risk

Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Additional Information about the Funds' Principal Investment Policies

Subject to certain restrictions and except as noted below, a Fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A Fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Hedging and Other Strategic Transactions

The Funds are authorized to use a variety of hedging or other strategic investment strategies and transactions. These strategies and transactions will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Funds. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies and transactions may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used but are limited to the following:

o exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,
o financial futures contracts (including stock index and other securities futures),
o     interest rate transactions*,
o     currency transactions**,
o swap transactions (including but not limited to interest rate, index, equity, credit default, currency and commodity swaps, as well as other credit, equity and commodity derivatives),
o     caps, floors and collars, and
o     structured notes, and similar securities.

* A Fund's interest rate transactions may take the form of swaps, caps, floors, collars, futures and options, among other transactions.

**A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts, among other transactions.

Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the Funds.

Hedging and other strategic transactions may be used for the following purposes; among others:

o to attempt to protect against possible changes in the market value of securities held or to be purchased by the Funds resulting from securities markets or currency exchange rate fluctuations,
o     to protect a Fund's unrealized gains in the value of its securities,
o     to facilitate the sale of a Fund's securities for investment purposes,
o     to manage the effective maturity or duration of a Fund's securities,
o to establish a position in the derivatives markets as a method of gaining exposure to a particular market or market risk, or


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o     to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Illiquid Securities

Each Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

The Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. The Funds bear the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The Funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The Funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a Fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The Funds may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a Fund's NAV per share, the Funds will cover the transaction as described above.

Repurchase Agreements

The Funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a Fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal


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to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The Funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund's NAV per share, the Funds will cover the transaction as described above.

Short Sales

The Funds may make short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, a Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or
(ii) otherwise cover its short position.

U.S. Government Securities

The Funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

Warrants

The Funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued Securities/Forward Commitments

In order to help ensure the availability of suitable securities, a Fund may purchase debt or equity securities on a "when-issued" or on a "forward commitment" basis. These terms mean that the obligations will be delivered to the Fund at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a Fund will maintain on its records liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

                                  YOUR ACCOUNT

Class NAV Shares

The Class NAV shares of the Funds are sold without any front-end or deferred sales charges and are not subject to any Rule 12b-1 distribution and service fees.

Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other Funds of JHF II and JHF III. Class NAV shares are also sold to certain institutional investors.

Other classes of shares of the Funds, which have their own expense structures, may be offered in separate prospectuses.

Transaction Policies

Valuation of Shares. The NAV per share for the Funds and class of shares is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Securities held by a Fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Securities held by a Fund are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Board of Trustees of JHF II. The Trustees have delegated the responsibility to fair value securities to the Funds' Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

Generally, trading in (i) non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the NAV of a Fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is calculating its NAV. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, a Fund will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P Index or of certain "i-Share ETFs" ("i-Shares") which track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the S&P Index or of i-Shares, the pricing for all Funds that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the NAVs of such Funds will be recommended to the Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the NAV of a Fund's shares reflects the value of the Fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Money market instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis.

Purchase and Redemption Prices. When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of Requests. The Funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, any Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive Trading. The Funds are intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt Fund investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to Reject or Restrict Purchase and Exchange Orders. Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on Exchange Activity" described below if a Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund's portfolio or otherwise not be in a Fund's best interest in light of unusual trading activity related to your account. In the event a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the Fund's NAVs at the conclusion of the delay period. Each Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange Limitation Policies. The Board of Trustees has adopted the following policies and procedures by which the Funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on Exchange Activity. The Funds, through their agents, undertakes to use its best efforts to exercise their right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a Fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that Fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since Funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a Fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a Fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of a Fund to prevent excessive trading, there is no guarantee that a Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of a Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because a Fund will not always be able to detect frequent trading activity, investors should not assume that a Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a Fund. For example, the ability of a Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

Excessive Trading Risk. To the extent that a Fund or its agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of the Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in Fund transactions. Increased Fund transactions and use of the line of credit would correspondingly increase a Fund's operating costs and decrease the Fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any Fund, certain types of Funds are more likely than others to be targets of excessive trading. For example:

-A Fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

-A Fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. Each Fund may have significant investments in foreign securities.

-A Fund that invests a significant portion of its assets in below-investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities.

-Any frequent trading strategies may interfere with efficient management of a Fund's portfolio. A Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a Fund that invests in highly liquid securities. These risks would be less significant, for example, in a Fund that primarily invests in U.S. government securities, money market instruments, investment grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of a Fund shares held by other shareholders.

Dividends and Account Policies

Dividends. Dividends from the net investment income and the net capital gain, if any, for a Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of a Fund or paid in cash.

Taxability of Transactions. Dividends received by a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends from a Fund's long-term capital gains are taxable at a lower rate. Any time you redeem or exchange shares, it is considered a taxable event for you.

Account Statements. The Funds will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Disclosure of Fund portfolio holdings. The Funds' Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the Funds will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Funds. In addition, the ten largest holdings of the Funds will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the Funds files their Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The Funds' Form N-CSR and Form N-Q will contain the Funds' entire portfolio holdings as of the applicable calendar quarter end.

Broker Compensation and Revenue Sharing Arrangements

NAV shares of the Funds are sold to the JHF II Portfolios and may in the future be sold to other JHF II Portfolios.

John Hancock Funds, LLC, the distributor of the Portfolios (the "Distributor"), pays compensation to broker-dealers for the sale of shares of the Portfolios. The Distributor may also pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statement of additional information for the JHF II Portfolios. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through the Adviser's profit on the advisory fee on the Funds.

                                  FUND DETAILS

Business Structure

The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Funds.

The Trustees have the power to change the respective investment goal of each of the Funds without shareholder approval.

The Trustees have the power to change the focus of the investment policy of each of the Funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. Particular Funds will provide written notice to shareholders at least 60 days prior to a change in their 80% investment policy, as required under the 1940 Act and disclosed in the SAI.


                                             Shareholders

               Distribution and                                            Financial services firms and
             shareholder services                                             their representatives


                                                          Advise current and prospective shareholders on their Fund
                                                                       investments, often in the context
                                                                         of an overall financial plan.

              Principal distributor                                              Transfer agent

            John Hancock Funds, LLC                                           John Hancock Signature
                                                                                   Services, Inc.

   Markets the Funds and distributes shares                Handles shareholder services, including recordkeeping and
through selling brokers, financial planners             statements, distribution of dividends and processing of buy and
     and other financial representatives.                                         sell requests.



             Investment adviser                                                     Custodian

           John Hancock Investment                                      State Street Bank & Trust Company
           Management Services, LLC                                           2 Avenue de Lafayette
              601 Congress Street                                                 Boston, MA 02111
           Boston, MA 02210-2805

  Manages the Funds business and investment            Holds the Funds' assets, settles all portfolio trades and collects
                  activities.                            most of the valuation data required for calculating each Fund's
                                                                                       NAV.

                  Subadviser

  Provides portfolio management to the Funds

                                              Trustees
                                   Oversee the Funds' activities.

Management Fees. As full compensation for its services, the Adviser receives a fee from each Fund.

The fee for each Fund is calculated by applying to the net assets of the Fund an annual fee rate which is determined based on the application of the annual percentage rates for the Fund to the "aggregate net assets" of the Fund. "Aggregate net assets" of a Fund include the net assets of the Fund and the net assets of one or more other John

Hancock Fund Complex funds (or portions thereof) that have the same subadviser as the Fund. If a Fund and such other Fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for a Fund. The fee for each Fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of a Fund at the close of business on the previous business day of a Fund.

The schedule of the annual percentage rates of the management fees for the Funds are set forth in Appendix A hereto.

A discussion regarding the basis of the Board of Trustees' approving the investment advisory and subadvisory contracts of the Funds is available in the Funds' annual report to shareholders for the period ended August 31, 2006.

Subadviser Information and Management Biographies

The Adviser has entered into subadvisory agreements with the subadvisers to the Funds. Under these agreements, the subadvisers manage the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHF II. Each subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHF II with respect to the implementation of such programs.

Subadvisory Fees. Each subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or Funds which it subadvises.

Additional information about each portfolio manager including compensation, other accounts managed and Fund holdings is found in the SAI.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a Fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a Fund is able from time to time to change Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or a Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Funds, including a brief summary of the portfolio managers' business careers over the past five years. The SAI includes additional details about the Funds' portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities.

AIM Capital Management, Inc. ("AIM")

AIM is an indirect wholly owned subsidiary of AIM Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Management Group, Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

  Fund                                                  Portfolio Managers
  ----                                                  ------------------
  All Cap Growth Fund*.............................     Lanny H. Sachnowitz
                                                        Kirk L. Anderson
                                                        James G. Birdsall
                                                        Robert J. Lloyd

  Small Company Growth Fund**......................     Juliet S. Ellis
                                                        Juan R. Hartsfield

*The portfolio managers for the All Cap Growth Fund are assisted by the subadviser's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the subadviser. Team members provide research support and make securities recommendations, but do not have day-to-day management responsibilities, with respect to the Fund's portfolio.

**The portfolio managers for the Small Company Growth Fund are similarly assisted by the subadviser's Small Cap Core/ Growth Team.

o Kirk L. Anderson. Portfolio Manager; associated with AIM and/or its affiliates since 1994.

o James G. Birdsall. Portfolio Manager; associated with AIM and/or its affiliates since 1995.

o Juliet S. Ellis. Senior Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.

o Juan R. Hartsfield. Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.

o Robert J. Lloyd. Portfolio Manager, associated with AIM/and or its affiliates since 2000; formerly an employee of American Electric Power (1997-2000).

o Lanny H. Sachnowitz. Senior Portfolio Manager; associated with AIM/and or its affiliates since 1987. As the lead manager for the All Cap Growth Fund, Mr. Sachnowitz generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.


American Century Investment Management, Inc. ("American Century")

American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

  Fund                                                     Portfolio Managers
  ----                                                     ------------------
  Small Company Fund.................................      Wilhelmine von Turk
                                                           Thomas P. Vaiana
                                                           Brian Ertley

  Vista Fund.........................................      Glen A. Fogle
                                                           David M. Holland
                                                           Bradley J. Eixmann

o Bradley J. Eixmann. Portfolio Manager; joined American Century in 2002; a portfolio manager since 2007.

o Brian Ertley. Portfolio Manager and Senior Quantitative Analyst; joined American Century in 1998; a portfolio manager since 2006.

o Glenn A. Fogle. Senior Vice President and Senior Portfolio Manager; joined American Century in 1990; a portfolio manager since 1993.

o David M. Holland. Vice President and Portfolio Manager; joined American Century in 1998; a portfolio manager since 2004.

o Wilhelmine von Turk. Vice President and Senior Portfolio Manager; joined American Century in November 1995; a portfolio manager since 2000.

o Thomas P. Vaiana. Vice President and Portfolio Manager; joined American Century in February 1997; a portfolio manager since 2000.

BlackRock Investment Management, LLC ("BlackRock")

BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock's offices are located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. BlackRock, Inc. is owned approximately 49% by Merrill Lynch & Co. ("ML & Co."), approximately 34% by The PNC Financial Services Group, Inc. ("PNC") and approximately 17% by employees and public shareholders. PNC is a diversified financial services organization with headquarters at 249 Fifth Avenue, One PNC Plaza, Pittsburgh, Pennsylvania 15222. ML & Co. is a financial services holding company with offices at World Financial Center, North Tower, 250 Vesey Street, New York, NY

10080. ML & Co. and PNC may be deemed "controlling persons" (as defined in the 1940 Act) of BlackRock, Inc. because of their ownership of the voting securities of BlackRock or their power to exercise a controlling influence over its management or policies.

  Fund                                                       Portfolio Manager
  ----                                                       -----------------
  Large Cap Value Fund...................................    Robert Doll

o Robert Doll. Senior Portfolio Manager; Vice Chairman and Director of BlackRock, Inc., and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee since 2006; President of the funds advised by Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliates from 2005 to 2006; President and Chief Investment Officer of MLIM and Fund Asset Management, L.P. from 2001 to 2006.

Davis Selected Advisers, L.P. ("Davis")

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

  Fund                                                       Portfolio Managers
  ----                                                       ------------------
  Financial Services Fund..............................      Charles Cavanaugh
                                                             Kenneth Charles Feinberg

  Fundamental Value Fund...............................      Christopher C. Davis
                                                             Kenneth Charles Feinberg

o Charles Cavanaugh. Co-Portfolio Manager of Financial Services Fund since May 1, 2007; co-manages other equity funds advised by Davis Advisors and serves as a research analyst; joined Davis Advisors in March 2001.

o Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.

o Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

Declaration Management & Research, LLC ("Declaration")

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

  Fund                                                       Portfolio Managers
  ----                                                       ------------------
  Active Bond Fund...................................        Peter Farley
                                                             James E. Shallcross

  Managed Fund.......................................        Peter Farley
                                                             James E. Shallcross

  Short-Term Bond Fund...............................        Peter Farley
                                                             James E. Shallcross

  Total Bond Market Fund.............................        Peter Farley
                                                             James E. Shallcross

o Peter Farley, CFA (since 2005). Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research.

o James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff, sits on the Investment Committee and is a firm principal.

Deutsche Investment Management Americas Inc. ("DeAM")

DeAM, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

DeAM RREEF, located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DeAM RREEF has provided real estate investment management services to institutional investors since 1975.

RREEF Global Advisers Limited ("RREEF GA"), whose registered address is Winchester House, 1 Great Winchester Street, London, EC2N 2DB, is a wholly owned subsidiary of Deutsche Asset Management Group Limited, the holding company of the UK asset management businesses comprising, RREEF Limited, DB Absolute Return Strategies Limited and RREEF GA, It is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. The UK asset management business has provided real estate investment management services to institutional investors for over 20 years.

Deutsche Investments Australia Limited, an investment management affiliate of DeAM located atLevel 21, 83 Clarence Street, Sydney Australia, NSW 2000. Deutsche Investments Australia Limited has been a registered investment adviser since 2000.

Deutsche Asset Management (Hong Kong) Limited, an investment management affiliate of DeAM located at 55/F Cheung Kong Centre, 2 Queen's Road Central, Hong Kong. Deutsche Asset Management (Hong Kong) Limited has provided investment management services since 1999.

Deutsche Asset Management International GMBH, an investment management affiliate of DeAM located at Mainzer Landstrasse 178-190, Frankfurt AM Main, Germany, 60327. Deutsche Asset Management International GMBH has been a registered investment adviser since 1983.

  Fund                                                        Portfolio Managers
  ----                                                        ------------------
  All Cap Core Fund......................................     Julie Abbett
                                                              Jin Chen
                                                              Robert Wang

  Dynamic Growth Fund....................................     Robert Janis

  Global Real Estate Fund................................     John F. Robertson
                                                              Daniel Ekins
                                                              John Hammond
                                                              Kurt Klauditz
                                                              William Leung
                                                              John W. Vojticek

  Real Estate Securities Fund............................     Jerry W. Ehlinger
                                                              John F. Robertson
                                                              John W. Vojticek
                                                              Asad Kazim

o Julie Abbett. Director and Senior Portfolio Manager for Global Quantitative Equity; joined DIMA in 2000; previously a consultant with equity trading services for BARRA, Inc. and a product developer at FactSet Research.

o Jin Chen, CFA. Director and Senior Portfolio Manager for Global Quantitative Equity -- Joined DIMA in 1999 and has over 12 years of investment industry experience, previously a portfolio manager for Absolute Return Strategies, after four years of experience as a fundamental equity analyst and portfolio manager of various funds in U.S. large and small cap equities at Thomas White Asset Management.

o Daniel Ekins. Managing Director; joined DIMA in 1997 and has over 20 years of investment industry experience.

o Robert Wang. Managing Director and Global Head of Quantitative Strategies -- Joined DIMA in 1995 as senior fixed-income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed-income, derivatives and foreign exchange products.

o Jerry W. Ehlinger. Managing Director -- Joined DIMA in 2004 after 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.

o John Hammond. Managing Director; joined DIMA in 2004 and has over 13 years of industry experience.

o Robert Janis. Managing Director; joined DIMA in 2004; previously portfolio manager for 10 years at Credit Suisse Asset Management (or its predecessor, Warburg Pincus Asset Management).

o John F. Robertson, CFA. Managing Director, head of North American Real Estate Securities; joined DIMA in 1997.

o John W. Vojticek. Partner -- Re-joined DIMA in September 2004. Prior to that, Mr. Vojticek was a Principal at KG Redding and Associates and Managing Director of DIMA.

o Asad Kazim. Vice President -- Joined DIMA in 2002 and has over six years of industry experience, formerly as a Financial Analyst at Clarion CRA Securities.

o Kurt Klauditz. Director and Head of Liquid Assets and Financing; joined DIMA in 2000 and has over 15 years of industry experience.

o William Leung. Vice President; joined DIMA in 2000 after spending three years with Merrill Lynch and one year at UBS Warburg primarily focusing on equity research in Hong Kong and China.


Dimensional Fund Advisors ("Dimensional")

Dimensional was organized in May 1981 as "Dimensional Fund Advisors, Inc.", a Delaware corporation, and in November 2006, it converted its legal name and organizational form to "Dimensional Fund Advisors LP," a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 1299 Ocean Avenue, Santa Monica, CA 90401. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

Dimensional uses a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and other trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for Funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland coordinates the efforts of all other portfolio managers with respect to international equity portfolios. For this reason, Dimensional has identified Ms. Umland as primarily responsible for coordinating the day-to-day management of the Funds.

Fund                                                         Portfolio Manager
----                                                         -----------------
Emerging Markets Value.................................      Karen E. Umland
International Small Company Fund.......................      Karen E. Umland

-Karen E. Umland, Senior Portfolio Manager and Vice President of Dimensional and a member of Dimensional's Investment Committee. She joined Dimensional in 1993 and has been responsible as portfolio manager for management of the international equity funds at Dimensional since 1998. She has served as portfolio manager of the Fund since its inception.

Franklin Advisers

Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403. Franklin Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc.

Fund                                                       Portfolio Managers
----                                                       ------------------
Income Fund.........................................       Edward D. Perks, CFA
                                                           Charles B. Johnson

o Edward D. Perks is a senior vice president and director of Global Core/Hybrid Portfolio Management for Franklin Advisers. Mr. Perks is co-lead portfolio manager for the Fund. Mr. Perks joined Franklin Templeton Investments in 1992.

o Charles B. Johnson is Chairman of Franklin Resources, Inc. He joined Franklin Templeton Investments in 1957.


Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of December 31, 2006, GMO managed on a worldwide basis more than $127 billion for institutional investors such as pension plans, endowments and foundations.

  Fund                                                         Portfolio Managers
  ----                                                         ------------------
  Growth Fund..............................................    U.S. Quantitative Investment Division
  Growth & Income Fund.....................................    U.S. Quantitative Investment Division
  Growth Opportunities Fund................................    U.S. Quantitative Investment Division
  International Growth Fund................................    International Quantitative Investment Division
  Intrinsic Value Fund.....................................    U.S. Quantitative Investment Division
  Managed Fund.............................................    U.S. Quantitative Investment Division
  U.S. Multi Sector Fund...................................    U.S. Quantitative Investment Division
  Value Opportunities Fund.................................    U.S. Quantitative Investment Division

U.S. Quantitative Investment Division. Day-to-day management of the Fund is the responsibility of the Division. The Division's members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the Fund is:

o Sam Wilderman. Senior member of the division: joined GMO in 1996 and has served as co-director of U.S. equity management since 2005 and director of U.S. equity management since 2006.

Mr. Wilderman allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund's portfolios, and monitors cash flows.

International Quantitative Investment Division. Day-to-day management of the Fund is the responsibility of the Division. The Division's members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the fund is:

o Dr. Thomas Hancock. Director of international equity management; joined GMO in 1995. Dr. Hancock allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund's portfolio, and monitors cash flows.

Independence Investment LLC ("Independence")
Independence is located at 160 Federal Street, Boston, Massachusetts 02110 and is a subsidiary of Convergent Capital Management LLC ("Convergent"). Convergent is located at 190 South LaSalle Street, Chicago, Illinois, and is a subsidiary of City National Corporation, a publicly traded financial services company located at 555 South Flower Street, Los Angeles, California.

  Fund                                                        Portfolio Manager
  ----                                                        -----------------
  Small Cap Fund...........................................   Charles S. Glovsky

o Charles S. Glovsky. Senior Vice President and Director of Small Cap strategies; joined Independence in 2000; previously worked for Dewey Square Investors, Glovsky-Brown Capital Management, State Street Research & Management, Alex Brown & Sons, and Eppler, Guerin & Turner.

Jennison Associates LLC ("Jennison")

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2006, Jennison managed in excess of $77 billion in assets.

  Fund                                                         Portfolio Managers
  ----                                                         ------------------
  Capital Appreciation Fund ...............................    Michael A. Del Balso
                                                               Kathleen A. McCarragher
                                                               Spiros Segalas

o Michael A. Del Balso. Joined Jennison in May 1972 and is a Managing Director of Jennison. He is also Jennison's Director of Research for Growth Equity. He has managed the Fund since November 2000.

o Kathleen A. McCarragher. Joined Jennison in May 1998 and is a Managing Director of Jennison. She is also Jennison's Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the Fund since November 2000.

o Spiros "Sig" Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the Fund since November 2000.

Mr. Del Balso generally has final authority over all aspects of the Fund investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Legg Mason Capital Management, Inc. ("Legg Mason")

Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a global asset management firm structured as a holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

  Fund                                                        Portfolio Manager
  ----                                                        -----------------
  Core Equity Fund.......................................     Mary Chris Gay(*)

(*) Bill Miller, Chief Investment Officer of Legg Mason, manages a master portfolio that serves as a model for the Core Equity Fund. Ms. Gay, however, is solely responsible for the day-to-day management of the Fund and for implementing the investment strategies pursued by the master portfolio, subject to the Fund's investment objectives, restrictions, cash flows and other considerations.

o Mary Chris Gay. Ms. Gay has been employed by one or more subsidiaries of Legg Mason, Inc. since 1989. She is currently a Senior Vice President for Legg Mason and manages several domestic and international mutual funds and pooled investment vehicles.

Lord, Abbett & Co. LLC ("Lord Abbett")

Lord Abbett was founded in 1929 and manages one of America's oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

  Fund                                                          Portfolio Managers
  ----                                                          ------------------
  All Cap Value Fund.....................................       Robert P. Fetch
                                                                Howard E. Hansen

  Mid Cap Value Fund.....................................       Howard E. Hansen
                                                                Edward K. von der Linde

o Robert P. Fetch. Partner and Director -- Small-Cap Value; joined Lord Abbett in 1995.

o Howard E. Hansen. Partner and Portfolio Manager -- Mid Cap Value; joined Lord Abbett in 1995.

o Edward K. von der Linde. Partner and Director -- Mid Cap Value; joined Lord Abbett in 1988.

Marsico Capital Management, LLC ("Marsico")

Marsico, located at 1200 17th Street, Suite 1600, Denver, Colorado 80202, was organized in September 1997 as a registered investment adviser. Marsico provides investment management services to other mutual funds, institutional accounts and private accounts. Thomas F. Marsico is the founder and CEO of the firm. Marsico is an indirect, wholly-owned subsidiary of Bank of America Corporation.

  Fund                                                          Portfolio Manager
  ----                                                          -----------------
  International Opportunities Fund.......................       James G. Gendelman

o James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.

Massachusetts Financial Services Company ("MFS")

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Financial Inc. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

  Fund                                                           Portfolio Managers
  ----                                                           ------------------
  Utilities Fund..........................................       Robert.D..Persons
                                                                 Maura A. Shaughnessy

o Robert D. Persons. Vice President, focusing primarily on debt securities; joined MFS in 2000.

o Maura A. Shaughnessy. Senior Vice President, focusing primarily on equities; joined MFS in 1991.

MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)")

MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS") and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

   Fund                                                         Portfolio Manager
   ----                                                         -----------------
   Emerging Growth Fund................................         Henry E. Mehlman
                                                                Alan E. Norton

   Active Bond Fund....................................         Barry H. Evans
                                                                Howard C. Greene
                                                                Jeffrey N. Given

   Strategic Income Fund...............................         Daniel S. Janis, III
                                                                John F. Iles
                                                                Barry H. Evans

   High Income Fund....................................         Arthur N. Calavritinos

o Henry E. Mehlman. Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.

o Alan E. Norton. Senior Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.

o Howard C. Greene. Senior Vice President; joined John Hancock in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

o Daniel S. Janis, III. Vice President; joined John Hancock in 1999; previously a senior risk manager at BankBoston (1997 to 1999).

o John F. Iles. Vice President, joined MFC Global (U.S.) in December, 2005, previously a Vice President at John Hancock. He joined John Hancock in 1999.

o Barry H. Evans. Senior Vice President, joined MFC Global (U.S.) in 2005, he is Chief Fixed Income Officer, Chief Operating Officer and a member of the Senior Investment Policy Committee. Prior to joining MFC Global (U.S.), he was a Senior Vice President and Chief Income Officer of John Hancock. He joined John Hancock in 1986.

o Arthur N. Calavritinos, Vice President; joined MFC Global (U.S.) in 1988.

o Jeffrey N. Given, Vice President; joined MFC Global (U.S.) in 1993.

MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

  Fund                                                                Portfolio Managers
  ----                                                                ------------------
  Index 500 Fund..............................................        Carson Jen
                                                                      Narayan Ramani

  Money Market Fund...........................................        Maralyn Kobayashi
                                                                      Faisal Rahman

  Mid Cap Index Fund..........................................        Carson Jen
                                                                      Narayan Ramani

  Pacific Rim Fund............................................        Pauline Dan

  Quantitative All Cap Fund...................................        Harpreet Singh
                                                                      Chris Hensen
                                                                      Brett Hryb

  Quantitative Mid Cap Fund...................................        Norman Ali
                                                                      Rhonda Chang
                                                                      Harpreet Singh

  Quantitative Value Fund.....................................        Chris Hensen
                                                                      Brett Hryb
                                                                      Harpreet Singh

  Small Cap Index Fund........................................        Carson Jen
                                                                      Narayan Ramani

  Total Stock Market Index Fund...............................        Carson Jen
                                                                      Narayan Ramani

-Noman Ali. Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.

-Rhonda Chang. Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.

-Pauline Dan. Portfolio Manager, responsible for Greater China and Hong Kong equity portfolios; joined an affiliate of MFC Global (U.S.A.) in 2004; previously Director of Balanced Investments at AXA Investment Managers Hong Kong Limited (formerly Barclays Global Investors Hong Kong).

-Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

-Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.

-Carson Jen. Vice President, Index Operations, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.

- Maralyn Kobayashi, Vice President and Senior Portfolio Manager of Money Market Fund; joined MFC Global (U.S.A.) in 1981.

-Faisal Rahman CFA, Portfolio Manager joined MFC Global (U.S.A.) in 2001.

-Narayan Ramani. Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.

-Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

Morgan Stanley Investment Management Inc. doing business as Van Kampen ("Van Kampen")

Morgan Stanley Investment Management Inc. ("MSIM"), which does business in certain instances using the name "Van Kampen," has its principal offices at 1221 Avenue of the Americas, New York, New York. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM.

Fund                                                            Portfolio Managers
----                                                            ------------------
Value Fund................................................      James Gilligan (Lead Manager)
                                                                Thomas Bastian
                                                                Thomas R. Copper
                                                                James Roeder
                                                                Sergio Marcheli

o James Gilligan. Portfolio Manager; joined Van Kampen in 1985.

o Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio manager at Eagle Asset Management.

o Thomas R. Copper. Portfolio Manager; joined Van Kampen in 1986.

o James Roeder. Portfolio Manager; joined Van Kampen in 1999.

o Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.

o Mark Laskin. Portfolio Manger; joined Van Kampen in 2000.


Munder Capital Management ("Munder")

Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, Munder acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals. As of December 31, 2006, the ownership of Munder Capital Management was as follows:
Munder Capital employees own 19.1% with an opportunity to grow to approximately 35% within five years; Crestview Partners GP, L.P. and its affiliates own 69.8%; and two other minority interest equity investors own 5.55% each.

  Fund                                                         Portfolio Managers
  ----                                                         ------------------
  Small Cap Opportunities Fund............................     Robert E. Crosby
                                                               Julie R. Hollinshead
                                                               John P. Richardson

o Robert E. Crosby. Senior Portfolio Manager; joined Munder in 1993.

o Julie R. Hollinshead. Senior Portfolio Manager; joined Munder in 1995.

o John P. Richardson. Director, Small-Cap Equity, and Senior Portfolio Manager; one of the founders of Munder, having joined the firm shortly after its inception in 1985.

Pacific Investment Management Company LLC ("PIMCO")

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

   Fund                                                         Portfolio Managers
   ----                                                         ------------------
   Global Bond Fund........................................     Sudi Mariappa

   Real Return Bond Fund...................................     John B. Brynjolfsson

   Total Return Fund.......................................     William H. Gross

o John B. Brynjolfsson, CFA. Mr. Brynjolfsson is a Managing Director, portfolio manager and head of the PIMCO Real Return Bond Fund. He is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. Mr. Brynjolfsson joined PIMCO in 1989, previously having been associated with Charles River Associates and JP Morgan Securities.

o William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.

o Sudi Mariappa. Mr. Mariappa is a Managing Director and head of global portfolio management, with responsibility for overseeing PIMCO's global portfolio management efforts. Prior to joining PIMCO in 2000, he served as managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading. Mr. Mariappa's prior experience included positions at Sumitomo Finance International PLC, Long Term Capital Management, and Salomon Brothers in San Francisco and Tokyo, where he was Director of Fixed Income Arbitrage.


Pzena Investment Management, LLC ("Pzena")

Pzena, located at 120 West 45th Street, 20th Floor, New York, New York 10036, is an investment advisor to high net worth individuals, pension plans, foundations, endowments, mutual funds and other institutional accounts. As of January 1, 2007, the majority interest in Pzena was owned by the firm's four managing principals:

Richard S. Pzena                    Managing Principal, CEO, Co-Chief Investment Officer
John P. Goetz                       Managing Principal, Co-Chief Investment Officer
William L. Lipsey                   Managing Principal, Marketing & Client Services
A. Rama Krishna                     Managing Principal, Portfolio Manager


In addition, nineteen additional employees owned interests in the firm as of January 1, 2007. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of Pzena.

   Fund                                                        Portfolio Managers
   ----                                                        ------------------
   Classic Value Fund.....................................     Richard S. Pzena
                                                               John P. Goetz
                                                               Antonio DeSpirito, III

o Richard S. Pzena. Managing Principal, CEO, Co-Chief Investment Officer and Founder of Pzena; joined Pzena in 1995.

o John P. Goetz. Managing Principal & Co-Chief Investment Officer; joined Pzena in 1996.

o Antonio DeSpirito, III. Principal; joined Pzena in 1996 as a Senior Research Analyst.

RCM Capital Management LLC ("RCM")

RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970. RCM was formerly known as Dresdner RCM Global Investors LLC. RCM is wholly owned by RCM US Holdings LLC ("US Holdings"). US Holdings is a Delaware limited liability company that is wholly owned by Allianz Global Investors AG ("AGI"). AGI, in turn, is owned by Allianz SE ("Allianz").

   Fund                                                         Portfolio Managers
   ----                                                         ------------------
   Emerging Small Company Fund.............................     Thomas J. Ross
                                                                Louise M. Laufersweiler

   Science & Technology Fund...............................     Walter C. Price
                                                                Hauchen Chen

o Thomas J. Ross (since May 2006). Director, Chief Investment Officer and Senior Portfolio Manager of RCM. Mr. Ross has senior portfolio management responsibilities for both the U.S. and International Small Cap strategies. Prior to joining RCM in 2001, he was a senior analyst and portfolio manager with Dresdner Bank's dit-Deutscher Investment Trust subsidiary in Frankfurt, Germany for 10 years, managing a variety of global portfolios. He has over 22 years' experience encompassing equity research and portfolio management.

o Louise M. Laufersweiler, CFA (since May, 2006). Director, Deputy Chief Investment Officer and Senior Portfolio Manager of RCM. She has senior portfolio management responsibilities for both mid-cap and small-cap equity strategies and is Chief Investment Officer for RCM Mid-Cap and Deputy Chief Investment Officer for RCM U.S. Small Cap.

o Walter C. Price, CFA (since 2006). Managing Director, Senior Analyst and Co-Portfolio Manager. Mr. Price joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978. oHuachen Chen, CFA (since
2006). Senior Analyst and Co-Portfolio Manager. Mr Chen joined RCM in 1984 and since 1990 had extensive portfolio responsibilities for technology and capital goods stocks.

RiverSource Investments, LLC ("RiverSource Investments")

RiverSource Investments, located at 200 Ameriprise Financial Center, Minneapolis, Minnesota, 55474, is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). Ameriprise Financial is a financial planning and financial services company that has been offering services for clients' asset accumulation and income management and protection needs for over 110 years. RiverSource Investments manages investments for itself, the RiverSource Investments funds and other affiliates. For institutional clients, RiverSource and its affiliates provide investment management and related services, such as separate account asset management and institutional trust and custody,as well as other investments products.

Fund                                                          Portfolio Managers
----                                                          ------------------
Mid Cap Value Equity Fund..............................       Steve Schroll
                                                              Laton Spahr
                                                              Warren Spitz
                                                              Paul Stocking

o Steve Schroll, Portfolio Manager; joined RiverSource Investments in 1998 as a Senior Security Analyst.

o Laton Spahr, CFA, Portfolio Manager; joined RiverSource Investments in 2001 as a Security Analyst; previously worked as a Sector Analyst for Holland Capital Management from 2000 to 2001.

o Warren Spitz, Senior Portfolio Manager; joined RiverSource Investments in
2000.

o Paul Stocking, Associate Portfolio Manager, joined RiverSource Investments in 1995 as a Senior Equity Analyst.

SSgA Funds Management, Inc. ("SSgA FM")

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is registered as an investment advisor with the SEC. It is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As ofDecember 31, 2006, SSgA FM had over $122 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up SSgA, the investment management arm of State Street Corporation. With over $1.7 trillion under management as of December 31, 2006, SSgA FM provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

   Fund                                                            Portfolio Manager
   ----                                                            -----------------
   International Equity Index Fund...........................      Jeffrey Beach
                                                                   Thomas Coleman

o Jeffrey Beach.  Principal; joined SSgA FM in 1986.

o Thomas Coleman.  Principal; joined SSgA FM in 1998.


Sustainable Growth Advisers, L.P. ("SGA")

SGA is located at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901. It was founded in July, 2003 and is controlled by its founders, George P. Fraise, Gordon M. Marchand and Robert L. Rohn.

  Fund                                                             Portfolio Managers
  ----                                                             ------------------
  U.S. Global Leaders Growth Fund...........................       George P. Fraise
                                                                   Gordon M. Marchand
                                                                   Robert L. Rohn

o George P. Fraise. Principal; joined SGA in 2003; previously executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003) and a portfolio manager at Scudder Kemper Investments (1997-2000).

o Gordon M. Marchand. Principal; joined SGA in 2003; previously chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984-2003).

o Robert L. Rohn. Principal; joined SGA in 2003; previously an analyst and portfolio manager at W.P. Stewart & Co. ("W.P. Stewart") and held positions of Chairman of the Board and Chief Executive Officer of W.P. Stewart Inc., W.P. Stewart's core U.S. investment business, and Chairman of W.P. Stewart Inc.'s Management Committee (1992 to 2003). From 1988 through 1991 he was Vice President with Yeager, Wood and Marshall, Inc., where he was a member of the Investment Policy Committee.

Templeton Global Advisors Limited ("Templeton Global")

Templeton Global is located at Box N-7759, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of December 31, 2006, Templeton and its affiliates managed over $301 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

  Fund                                                            Portfolio Managers
  ----                                                            ------------------
  Global Fund...............................................      Jeffrey A. Everett
                                                                  Murdo Murchison
                                                                  Lisa Myers

o Jeffrey A. Everett. President; Chief Investment Officer -- Retail for the Templeton Global Equity Group; joined Templeton in 1989

o Murdo Murchison. Lead Portfolio Manager; Executive Vice President; joined Templeton in 1993.

o Lisa Myers. Vice President; joined Templeton in 1996.

Templeton Investment Counsel, LLC  ("Templeton")

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of December 31, 2006, Templeton and its affiliates managed over $301 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

  Fund                                                           Portfolio Managers
  ----                                                           ------------------
  International Small Cap Fund..............................     Tucker Scott
                                                                 Cindy Sweeting
                                                                 Peter Nori
                                                                 Neil Devlin

  International Value Fund..................................     Tucker Scott
                                                                 Cindy Sweeting
                                                                 Peter Nori
                                                                 Neil Devlin

o Tucker Scott. Senior Vice President; joined Templeton in 1996; previously worked at Aeltus Investment Management.

o Cindy Sweeting. Executive Vice President and Director of Research; joined Templeton in 1997.

o Peter Nori. Executive Vice President, joined Templeton in 1994; previously worked at Franklin since 1987.

o Neil Devlin. Senior Vice President, joined Templeton in 2006; previously worked at Boston Partners since 2000.

T. Rowe Price Associates, Inc. ("T. Rowe Price")

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2006, T. Rowe Price and its affiliates managed over $334.70 billion for over ten million individual and institutional investor accounts.

   Fund                                                              Portfolio Managers
   ----                                                              ------------------
   Blue Chip Growth Fund.....................................        Larry J. Puglia

   Equity-Income Fund........................................        Brian C. Rogers

   Health Sciences Fund......................................        Kris H. Jenner

   Science & Technology Fund.................................        Michael F. Sola

   Small Company Value Fund..................................        Preston G. Athey

   Spectrum Income Fund......................................        Team*

   Real Estate Equity Fund...................................        David Lee

o Preston G. Athey. Vice President; joined T. Rowe Price in 1978.

o Kris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School (1995-1997).

o Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.

o Brian C. Rogers. Vice President; joined T. Rowe Price in 1982.

o Michael F. Sola. Vice President; joined T. Rowe Price in 1995 as a technology analyst and has been managing investments since 1997.

o David Lee. Vice President; joined T. Rowe Price in 1993.

*Team. The Spectrum Income Fund is managed by an investment advisory committee that has day-to-day responsibility in managing the Fund's portfolio and developing and executing the Fund's investment program.

Edmund M. Notzon III is Chairman of the Spectrum Income Fund Investment Advisory Committee and is responsible for implementing and monitoring the Fund's overall investment strategy, as well as the allocation of the Fund's assets. Mr. Notzon joined T. Rowe Price in 1989 and is a Vice President and Senior Portfolio Manager.

The Committee members with the most significant responsibilities for managing the Fund's assets are:

o Daniel O. Shackelford. Vice President and chairman of the T. Rowe Price Fixed Income Strategy Committee; joined T. Rowe Price in 1999; responsible for the Fund's investment grade bond investments.

o Mark J. Vaselkiv. Vice President and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management; joined T. Rowe Price in 1988; responsible for the Fund's investments in high-yield debt securities.

o Ian Kelson. Vice President of T. Rowe Price International; responsible for the Fund's high-quality international bond investments joined T. Rowe Price in 2000; prior thereto was head of fixed income for Morgan Grenfell/DIMA.

o Brian Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the Fund's dividend-paying common stock and value stock investments.

o Connie Bavely. Vice President; joined T. Rowe Price in 1998; responsible for the Fund's mortgage-backed and mortgage-related investments.


UBS Global Asset Management (Americas) Inc. ("UBS")

UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

  Fund                                                        Portfolio Managers
  ----                                                        ------------------
  Global Allocation Fund..............................        Brian D. Singer

  Large Cap Fund......................................        John Leonard
                                                              Thomas Cole
                                                              Thomas Digenan
                                                              Scott Hazen

Brian D. Singer is the lead portfolio manager for the Global Allocation Fund. Mr. Singer has access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the Fund over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Singer, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Singer is provided below.

Brian D. Singer is the Chief Investment Officer, Americas, at UBS Global Asset Management. Mr. Singer has been a Managing Director of UBS Global Asset Management since 1990.

John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Large CapFund. Mr. Leonard as the head of the investment management team oversees the other members of the team, leads the portfolio construction process and reviews the overall composition of each Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Cole as the director of research for the investment management team oversees the analyst team that provides the investment research on the large cap markets that is used in making the security selections for each Fund's portfolio. Mr. Digenan and Mr. Hazen as the primary strategists for the investment management team provide cross-industry assessments and risk management assessments for portfolio construction for each Fund. Information about Messrs. Leonard, Cole, Digenan and Hazen is provided below.

John Leonard is the Head of North American Equities and Deputy Global Head of Equities at UBS Global Asset Management. Mr. Leonard is also a Managing Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1991.

Thomas M. Cole is Head of Research North American Equities and a Managing Director of UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1995.

Thomas Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is an Executive Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

Scott Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 to 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management.

JHF II's SAI provides additional information about the compensation, any other accounts managed, and any Fund shares held by Messrs. Singer, Leonard, Cole, Digenan and Hazen.


UST Advisers, Inc. ("USTAI")

USTAI is a wholly-owned subsidiary of United States Trust Company, National Association ("USTCNA"), a national banking association. USTCNA is a wholly-owned subsidiary of NB Holdings Corporation, which in turn is a wholly-owned subsidiary of Bank of America Corporation, both of which are financial holding companies. USTAI has its principal offices at 225 High Ridge Road, Stamford, Connecticut 06905.

   Fund                                                         Portfolio Managers
   ----                                                         ------------------
   Value & Restructuring Fund..........................         David J. Williams
                                                                Timothy Evnin
                                                                John McDermott

o David J. Williams. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987. Primarily responsible for the day-to-day management of the Fund.

o Timothy Evnin. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987.

o John McDermott. Managing Director and Portfolio Manager; joined U.S. Trust in 1996.

Wellington Management Company LLP ("Wellington Management")

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

  Fund                                                          Portfolio Managers
  ----                                                          ------------------
  Investment Quality Bond Fund........................          Thomas L. Pappas, CFA
                                                                Christopher L. Gootkind, CFA
                                                                Christopher A. Jones, CFA

  Mid Cap Intersection Fund...........................          Doris T. Dwyer
                                                                David J. Elliott

  Mid Cap Stock Fund..................................          Michael T. Carmen, CFA, CPA
                                                                Mario E. Abularach, CFA

  Natural Resources Fund..............................          Karl E. Bandtel
                                                                James A. Bevilacqua

  Small Cap Growth Fund...............................          Steven C. Angeli, CFA
                                                                Mario E. Abularach, CFA
                                                                Stephen Mortimer

  Small Cap Value Fund................................          Timothy J. McCormack, CFA
                                                                Stephen T. O'Brien, CFA
                                                                Shaun F. Pedersen

  Special Value Fund..................................          Timothy J. McCormack, CFA
                                                                Stephen T. O'Brien, CFA
                                                                Shaun F. Pedersen

o Mario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001.

o Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.

o Karl E. Bandtel. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1990.

o James A. Bevilacqua. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.

o Michael T. Carmen, CFA, CPA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999.

o Doris T. Dwyer. Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Mid Cap Intersection Fund since its inception in May 2007. Ms. Dwyer joined Wellington Management as an investment professional in 1998.

o David J. Elliott, CFA. Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Mid Cap Intersection Fund since its inception in May 2007. Mr. Elliott joined Wellington Management as an investment professional in 1995.

o Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 2000.

o Christopher A. Jones, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1994.

o Timothy J. McCormack, CFA. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2000.

o Stephen Mortimer. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2001.

o Stephen T. O'Brien, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1983.

o Thomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1987.

o Shaun F. Pedersen. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2004; previously an investment professional at Thomas Weisel Asset Management (2001-2004).

Wells Capital Management, Incorporated ("Wells Capital")

Wells Capital, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

  Fund                                                          Portfolio Managers
  ----                                                          ------------------
  Core Bond Fund......................................          William Stevens

  U.S. High Yield Bond Fund...........................          Phil Susser
                                                                Niklas Nordenfelt

o William Stevens. Senior Portfolio Manager and head of the Montgomery Fixed Income team at Wells Capital; joined Wells Capital in 2003; previously founded the Fixed Income team of Montgomery Asset Management in 1992.

o Phil Susser is a Portfolio Manager in the Sutter High Yield Fixed Income team at Wells Capital Management; joined Sutter as a research analyst in 2001; previously worked at Deutsche Bank Securities Inc. as an associate research analyst.

o Niklas Nordenfelt is currently senior portfolio manager and co-manager of the Sutter High Yield Fixed Income team at Wells Capital Management. Niklas joined the Sutter High Yield Fixed Income team of Wells Capital Management in February 2003 as investment strategist. Niklas began his investment career in 1991 and has managed portfolios ranging from quant-active and tactical asset allocation strategies to domestic and international index funds. Previous to joining Sutter, Niklas was at Barclays Global Investors from 1996-2002 where he was a principal working on their international and emerging markets equity strategies. Prior to this, Niklas was a quantitative analyst at Fidelity and a portfolio manager and group leader at Mellon Capital Management. He received his bachelor's degree in economics from the University of California, Berkeley and is a CFA charterholder.

Western Asset Management Company ("Western")

Western is one of the world's leading investment management firms. Its sole business is managing fixed-income portfolios for large institutional clients, an activity Western has pursued for over 30 years. From its offices in

Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore, and Tokyo, Western's 920 employees perform these services for a wide variety of global clients, including charitable, corporate, health care, insurance, mutual fund, public, and union, and across an equally wide variety of mandates, from money markets to emerging markets. As of 12/31/06, Western's current client base totals 739, representing 45 countries,1,402 accounts, and $574.6 billion in assets.

  Fund                                                          Portfolio Managers
  ----                                                          ------------------
  U.S. Government Securities Fund.....................          S. Kenneth Leech
                                                                Steven A. Walsh
                                                                Mark S. Lindbloom
                                                                Ronald D. Mass
                                                                Frederick R. Marki

  High Yield Fund.....................................          S. Kenneth Leech
                                                                Steven A. Walsh
                                                                Mike Buchanan
                                                                Timothy J. Settel
                                                                Ian R. Edmonds

  Strategic Bond Fund.................................          S. Kenneth Leech
                                                                Steven A. Walsh
                                                                Keith J. Gardner
                                                                Matthew C. Duda
                                                                Mike Buchanan

o S. Kenneth Leech. Chief Investment Officer, joined Western in 1990. Prior to joining Western, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988 and National Bank of Detroit Portfolio Manager, 1977-1980.

o Steven A. Walsh. Deputy Chief Investment Officer, joined Western in 1991. Prior to Western, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991 and Atlantic Richfield Company Portfolio Manager, 1981-1988.

o Mark S. Lindbloom. Portfolio Manager, joined Western in 2006. Prior to Western, Mr. Lindbloom worked for Citigroup Asset Management Portfolio Manager, 1986-2005; Brown Brothers Harriman & Co. Portfolio Manager, 1981-1986 and The New York Life Insurance Company Analyst, 1979-1981.

o Ronald D. Mass. Portfolio Manager/Research Analyst, joined Western in 1991. Prior to Western, Mr. Mass worked for The First Boston Corporation Research Associate, 1987-1990 and The First Boston Corporation Research Associate, 1987-1990.

o Frederick R. Marki. Senior Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Marki worked for Citigroup Asset Management Senior Portfolio Manager, 1991-2005; UBS Portfolio Manager, 1989-1991; Merrill Lynch Vice President, 1985-1989 and Federal Reserve Bank Assistant Economist, 1983-1985.

o Michael C. Buchanan. Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Buchanan worked for Credit Suisse Asset Management Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management Managing Director, Head of High Yield Trading, 1998-2003 and Conseco Capital Management Vice President, Portfolio Manager, 1990-1998.

o Timothy J. Settel. Portfolio Manager/Research Analyst, joined Western in 2001. Prior to Western, Mr. Settel worked for Lazard Freres & Co. Portfolio Manager, 1995-2001 and Bear Stearns Mortgage Analyst, 1993-1995.

o Ian R. Edmonds. Research Analyst, joined Western in 1994. Prior to Western Mr. Edmonds worked for Bacon & Woodrow Actuary, 1990-1994.

o Keith J. Gardner. Portfolio Manager/Research Analyst, joined Western in 1994. Prior to Western, Mr. Gardner worked for Legg Mason, Inc. Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. Portfolio Manager, 1985-1992 and Salomon Brothers, Inc. Research Analyst, 1983-1985.

o Matthew C. Duda. Research Analyst, joined Western in 2001. Prior to Western, Mr. Duda worked for Credit Suisse-First Boston Corporation Vice President and Investment Strategist, 1997-2001; Union Bank of Switzerland Investment Strategist and Research Associate, 1997-1997; Lehman Brothers Investment Strategist and Research Associate, 1996-1997; New York City Economic Development Corporation Graduate Research Associate, 1995-1996 and Merrill Lynch & Co. Emerging Markets Debt Analyst, 1993-1995.

                              FINANCIAL HIGHLIGHTS

John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a portfolio in operation for less than five years. Certain information reflects financial results for a single share of a Fund portfolio. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund portfolio (assuming reinvestment of all dividends and distributions).

The financial statements of the Fund as of August 31, 2006, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II's financial statements, in JHF II's annual report which has been incorporated by reference into the SAI and is available upon request.


------------------------------------------------------------------------------------------------------------------------------------
                                                                Active Bond                                         All Cap Core
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $9.58                                               $10.00
Net investment income (loss)(h)                                        0.35                                                 0.05
Net realized and unrealized gain (loss) on investments                (0.06)                                               (0.13)
Total from investment operations                                       0.29                                                (0.08)
Less distributions
From net investment income                                            (0.27)                                                  --
                                                                      (0.27)                                                  --
Net asset value, end of period                                        $9.60                                                $9.92
Total return(k) (%)                                                    3.09(m)                                             (0.80)(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $399                                                 $284
Ratio of net expenses to average net assets (%)                        0.70(r)                                              0.84(r)
Ratio of net investment income (loss) to
  average net assets(%)                                                4.30(r)                                              1.42(r)
Portfolio turnover (%)                                                  406(m)                                                86(m)


a Class NAV shares began operations on 10-27-05.                                 a Class NAV shares began operations on 4-28-06.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 m Not annualized.
m Not annualized.                                                                r Annualized.
r Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                             All Cap Growth                                        All Cap Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $15.51                                               $13.80
Net investment income (loss)(h)                                        0.02                                                 0.12
Net realized and unrealized gain (loss) on investments                 0.93                                                 1.91
Total from investment operations                                       0.95                                                 2.03
Less distributions
From net investment income                                            (0.01)                                               (0.03)
                                                                      (0.01)                                               (0.03)
Net asset value, end of period                                       $16.45                                               $15.80
Total return(k,l) (%)                                                  6.11(m)                                             14.69(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $123                                                 $195
Ratio of net expenses to average net assets (%)                        0.95(r)                                              0.89(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               0.14(r)                                              0.88(r)
Portfolio turnover (%)                                                  106(m)                                                48(m)


a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 k Assumes dividend reinvestment.
m Not annualized.                                                                l The Adviser/Subadviser voluntarily paid Class
r Annualized.                                                                      NAV $410,290 for a potential lost investment
                                                                                   opportunity. Excluding this payment, the total
                                                                                   return would have been 14.45%.
                                                                                 m Not annualized.
                                                                                 r Annualized.

John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                           Blue Chip Growth                                 Capital Appreciation
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $16.51                                                $9.20
Net investment income (loss)(h)                                        0.09                                                 0.01
Net realized and unrealized gain (loss) on investments                 1.22                                                 0.24
Total from investment operations                                       1.31                                                 0.25
Less distributions
From net investment income                                            (0.02)                                                  --
                                                                      (0.02)                                                  --
Net asset value, end of period                                       $17.80                                                $9.45
Total return(k,l) (%)                                                  7.90(m)                                              2.72(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $1,088                                                 $393
Ratio of net expenses to average net assets (%)                        0.83(r)                                              0.83(r)
Ratio of gross expenses to average net assets(p) (%)                   0.85(r)                                                --
Ratio of net investment income (loss) to
average net assets (%)                                                 0.58(r)                                              0.15(r)
Portfolio turnover (%)                                                   28(m)                                                57(m)

a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 m Not annualized.
l Total returns would have been lower had certain expenses not been reduced      r Annualized.
  during the period shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.


------------------------------------------------------------------------------------------------------------------------------------
                                                                  Core Bond                                          Core Equity
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $12.50                                               $13.77
Net investment income (loss)(h)                                        0.46                                                   --(j)
Net realized and unrealized gain (loss) on investments                (0.11)                                                0.50
Total from investment operations                                       0.35                                                 0.50
Less distributions
From net investment income                                            (0.34)                                                  --
                                                                      (0.34)                                                  --
Net asset value, end of period                                       $12.51                                               $14.27
Total return(k) (%)                                                    2.90(m)                                              3.63(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $197                                                 $584
Ratio of net expenses to average net assets (%)                        0.83(r)                                              0.83(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               4.24(r)                                             (0.01)(r)
Portfolio turnover (%)                                                  436(m)                                                13(m)


a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 j Less than $0.01 per share.
m Not annualized.                                                                m Not annualized.
r Annualized.                                                                    r Annualized.


John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                            Emerging Growth                               Emerging Small Company
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $16.35                                               $29.40
Net investment income (loss)(h)                                       (0.03)                                               (0.04)
Net realized and unrealized gain (loss) on investments                 2.02                                                (0.39)
Total from investment operations                                       1.99                                                (0.43)
Net asset value, end of period                                       $18.34                                               $28.97
Total return(l) (%)                                                   12.17(m)                                             (1.46)(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $51                                                   --(n)
Ratio of net expenses to average net assets (%)                        0.93(r)                                              1.08(r)
Ratio of gross expenses to average net assets(p) (%)                     --                                                 1.76(r)
Ratio of net investment income (loss) to
  average net assets (%)                                              (0.20)(r)                                            (0.71)(r)
Portfolio turnover (%)                                                  206(m)                                               207(m)


a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 6-26-06.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
m Not annualized.                                                                l Total returns would have been lower had certain
r Annualized.                                                                      expenses not been reduced during the period
                                                                                   shown.
                                                                                 m Not annualized.
                                                                                 n Less than $500,000.
                                                                                 p Does not take into consideration expense
                                                                                   reductions during the period shown.
                                                                                 r Annualized.


------------------------------------------------------------------------------------------------------------------------------------
                                                              Equity-Income                                    Fundamental Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $16.01                                               $14.31
Net investment income (loss)(h)                                        0.27                                                 0.13
Net realized and unrealized gain (loss) on investments                 1.89                                                 1.42
Total from investment operations                                       2.16                                                 1.55
Less distributions
From net investment income                                            (0.06)                                               (0.03)
                                                                      (0.06)                                               (0.03)
Net asset value, end of period                                       $18.11                                               $15.83
Total return(k,l) (%)                                                 13.54(m)                                             10.87(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $535                                                 $695
Ratio of net expenses to average net assets (%)                        0.84(r)                                              0.81(r)
Ratio of gross expenses to average net assets(p) (%)                   0.85(r)                                                --
Ratio of net investment income (loss) to
  average net assets (%)                                               1.75(r)                                              1.00(r)
Portfolio turnover (%)                                                   39(m)                                                 8(m)


a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 k Assumes dividend reinvestment.
l Total returns would have been lowered had certain expenses not been            m Not annualized.
  reduced during the period shown.                                               r Annualized.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                Global Bond                                   Global Real Estate
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $14.52                                               $10.00
Net investment income (loss)(h)                                        0.45                                                 0.06
Net realized and unrealized gain (loss) on investments                (0.09)                                                0.24
Total from investment operations                                       0.36                                                 0.30
Less distributions
From net investment income                                            (0.09)                                                  --
                                                                      (0.09)                                                  --
Net asset value, end of period                                       $14.79                                               $10.30
Total return(k) (%)                                                    2.48(m)                                              3.00(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $554                                                 $355
Ratio of net expenses to average net assets (%)                        0.79(r)                                              1.09(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               3.56(r)                                              1.65(r)
Portfolio turnover (%)                                                  248(m)                                                87(m)


a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 4-28-06.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 m Not annualized.
m Not annualized.                                                                r Annualized.
r Annualized.


------------------------------------------------------------------------------------------------------------------------------------
                                                                High Income                                           High Yield
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00                                               $10.06
Net investment income (loss)(h)                                        0.23                                                 0.66
Net realized and unrealized gain (loss) on investments                (0.25)                                               (0.03)
Total from investment operations                                      (0.02)                                                0.63
Less distributions
From net investment income                                            (0.11)                                               (0.61)
                                                                      (0.11)                                               (0.61)
Net asset value, end of period                                        $9.87                                               $10.08
Total return(k) (%)                                                   (0.14)(m)                                             6.49(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $289                                               $1,144
Ratio of net expenses to average net assets (%)                        0.77(r)                                              0.71(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               6.73(r)                                              7.36(r)
Portfolio turnover (%)                                                   76(m)                                                83(m)


a Class NAV shares began operations on 4-28-06.                                  a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 k Assumes dividend reinvestment.
m Not annualized.                                                                m Not annualized.
r Annualized.                                                                    r Annualized.

John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 International Equity Index                          International Opportunities
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(b)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $15.59                                               $13.72
Net investment income (loss)(h)                                        0.41                                                 0.10
Net realized and unrealized gain (loss) on investments                 3.17                                                 3.04
Total from investment operations                                       3.58                                                 3.14
Less distributions
From net investment income                                            (0.20)                                               (0.70)
                                                                      (0.20)                                               (0.70)
Net asset value, end of period                                       $18.97                                               $16.16
Total return(k,l) (%)                                                 23.16(m)                                             23.51(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $308                                                 $552
Ratio of net expenses to average net assets (%)                        0.58(r)                                              1.02(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               2.78(r)                                              0.73(r)
Portfolio turnover (%)                                                   11(m)                                                99(m)


b Class NAV shares began operations on 10-29-05.                                 a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 k Assumes dividend reinvestment.
m Not annualized.                                                                l The Adviser/Subadviser voluntarily paid Class
r Annualized.                                                                      NAV $3,937,220 for a potential lost investment
                                                                                   opportunity. Excluding this payment, the total
                                                                                   return would have been 22.62%.
                                                                                 m Not annualized.
                                                                                 r Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                    International Small Cap                          International Small Company
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $18.45                                               $10.00
Net investment income (loss)(h)                                        0.25                                                 0.04
Net realized and unrealized gain (loss) on investments                 2.29                                                (0.71)
Total from investment operations                                       2.54                                                (0.67)
Less distributions
From net investment income                                            (0.04)                                                  --
                                                                      (0.04)                                                  --
Net asset value, end of period                                       $20.95                                                $9.33
Total return(k) (%)                                                   13.80(m)                                             (6.70)(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $359                                                 $221
Ratio of net expenses to average net assets (%)                        1.13(r)                                              1.14(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               1.43(r)                                              1.37(r)
Portfolio turnover (%)                                                   89(m)                                                57(m)


a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 4-28-06.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 m Not annualized.
m Not annualized.                                                                r Annualized.
r Annualized.

John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                        International Value                              Investment Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $15.16                                               $11.83
Net investment income (loss)(h)                                        0.47                                                 0.46
Net realized and unrealized gain (loss) on investments                 2.30                                                (0.16)
Total from investment operations                                       2.77                                                 0.30
Less distributions
From net investment income                                            (0.05)                                               (0.38)
                                                                      (0.05)                                               (0.38)
Net asset value, end of period                                       $17.88                                               $11.75
Total return(k,l) (%)                                                 18.35(m)                                              2.68(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $836                                                  $93
Ratio of net expenses to average net assets (%)                        0.94(r)                                              0.79(r)
Ratio of gross expenses to average net assets(p) (%)                   0.96(r)                                                --
Ratio of net investment income (loss) to
  average net assets (%)                                               3.21(r)                                              4.51(r)
Portfolio turnover (%)                                                   59(m)                                                35(m)


a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not been reduced      m Not annualized.
  during the period shown.                                                       r Annualized.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Large Cap                                      Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $13.26                                               $20.33
Net investment income (loss)(h)                                        0.12                                                 0.17
Net realized and unrealized gain (loss) on investments                 1.31                                                 2.56
Total from investment operations                                       1.43                                                 2.73
Less distributions
From net investment income                                            (0.02)                                               (0.05)
                                                                      (0.02)                                               (0.05)
Net asset value, end of period                                       $14.67                                               $23.01
Total return(k) (%)                                                   10.79(m)                                             13.43(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $192                                                 $234
Ratio of net expenses to average net assets (%)                        0.88(r)                                              0.89(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               0.95(r)                                              0.89(r)
Portfolio turnover (%)                                                   24(m)                                                54(m)


a Class NAV shares began operations on 10-15-05.                            a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                           h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                            k Assumes dividend reinvestment.
m Not annualized.                                                           m Not annualized.
r Annualized.                                                               r Annualized.

John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                               Mid Cap Core                                        Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(b)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $15.90                                               $16.85
Net investment income (loss)(h)                                        0.14                                                 0.17
Net realized and unrealized gain (loss) on investments                 1.24                                                 1.38
Total from investment operations                                       1.38                                                 1.55
Less distributions
From net investment income                                            (0.02)                                               (0.03)
                                                                      (0.02)                                               (0.03)
Net asset value, end of period                                       $17.26                                               $18.37
Total return(k,l) (%)                                                  8.68(m)                                              9.20(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $294                                                 $172
Ratio of net expenses to average net assets (%)                        0.93(r)                                              0.56(r)
Ratio of gross expenses to average net assets(p) (%)                     --                                                 0.56(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               0.95(r)                                              1.14(r)
Portfolio turnover (%)                                                  115(m)                                                10(m)


a Class NAV shares began operations on 10-15-05.                            b Class NAV shares began operations on 10-29-05.
h Based on the average of the shares outstanding.                           h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                            k Assumes dividend reinvestment.
m Not annualized.                                                           l Total returns would have been lower had certain
r Annualized.                                                                 expenses not been reduced during the period shown.
                                                                            m Not annualized.
                                                                            p Does not take into consideration expense reductions
                                                                              during the period shown.
                                                                            r Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                              Mid Cap Stock                                        Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $13.87                                               $17.63
Net investment income (loss)(h)                                       (0.04)                                                0.12
Net realized and unrealized gain (loss) on investments                 2.02                                                 1.15
Total from investment operations                                       1.98                                                 1.27
Less distributions
From net investment income                                               --(j)                                             (0.03)
From net realized gain                                                (0.02)                                               (0.01)
                                                                      (0.02)                                               (0.04)
Net asset value, end of period                                       $15.83                                               $18.86
Total return(k,l) (%)                                                 14.27(m)                                              7.18(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $194                                                  $50
Ratio of net expenses to average net assets (%)                        0.91(r)                                              0.92(r)
Ratio of net investment income (loss) to
  average net assets (%)                                              (0.26)(r)                                             0.70(r)
Portfolio turnover (%)                                                  104(m)                                                74(m)


a Class NAV shares began operations on 10-15-05.                            a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                           h Based on the average of the shares outstanding.
j Less than $0.01 per share.                                                k Assumes dividend reinvestment.
k Assumes dividend reinvestment.                                            m Not annualized.
l The Adviser/Subadviser voluntarily paid Class NAV $847,342 for a          r Annualized.
  potential lost investment opportunity. Excluding this payment, the total return would have been 13.77%.
m Not annualized.
r Annualized.

John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       Mid Cap Value Equity                                    Natural Resources
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00                                               $28.60
Net investment income (loss)(h)                                        0.03                                                 0.33
Net realized and unrealized gain (loss) on investments                (0.38)                                                6.71
Total from investment operations                                      (0.35)                                                7.04
Less distributions
From net investment income                                               --                                                (0.04)
                                                                                                                           (0.04)
Net asset value, end of period                                        $9.65                                               $35.60
Total return(k) (%)                                                   (3.50)(m)                                            24.62(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $98                                                 $692
Ratio of net expenses to average net assets (%)                        1.02(r)                                              1.07(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               0.79(r)                                              1.11(r)
Portfolio turnover (%)                                                   24(m)                                                71(m)

a Class NAV shares began operations on 4-28-06.                             a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                           h Based on the average of the shares outstanding.
m Not annualized.                                                           k Assumes dividend reinvestment.
r Annualized.                                                               m Not annualized.
                                                                            r Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                       Quantitative Mid Cap                                   Quantitative Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $13.71                                               $14.09
Net investment income (loss)(h)                                        0.03                                                 0.24
Net realized and unrealized gain (loss) on investments                 0.59                                                 2.29
Total from investment operations                                       0.62                                                 2.53
Less distributions
From net investment income                                               --(j)                                             (0.06)
From net realized gain                                                (0.01)                                                  --(j)
                                                                      (0.01)                                               (0.06)
Net asset value, end of period                                       $14.32                                               $16.56
Total return(k) (%)                                                    4.51(m)                                             17.98(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $50                                                 $362
Ratio of net expenses to average net assets (%)                        0.80(r)                                              0.74(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               0.20(r)                                              1.73(r)
Portfolio turnover (%)                                                  119(m)                                               127(m)

a Class NAV shares began operations on 10-27-05.                            a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                           h Based on the average of the shares outstanding.
j Less than $0.01 per share.                                                j Less than $0.01 per share.
k Assumes dividend reinvestment.                                            k Assumes dividend reinvestment.
m Not annualized.                                                           m Not annualized.
r Annualized.                                                               r Annualized.

John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         Real Estate Equity                                     Real Return Bond
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00                                               $13.43
Net investment income (loss)(h)                                        0.08                                                 0.55
Net realized and unrealized gain (loss) on investments                 0.91                                                (0.26)
Total from investment operations                                       0.99                                                 0.29
Less distributions
From net investment income                                               --                                                (0.40)
From net realized gain                                                   --                                                   --(j)
                                                                         --                                                (0.40)
Net asset value, end of period                                       $10.99                                               $13.32
Total return (%)(l)                                                    9.90(m)                                              2.32(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $275                                                 $684
Ratio of net expenses to average net assets (%)                        0.90(r)                                              0.75(r)
Ratio of gross expenses to average net assets(p) (%)                   0.92(r)                                                --
Ratio of net investment income (loss) to
  average net assets (%)                                               2.29(r)                                              4.75(r)
Portfolio turnover (%)                                                   50(m)                                               216(m)


a Class NAV shares began operations on 4-28-06.                             a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                           h Based on the average of the shares outstanding.
l Total returns would have been lower had certain expenses not been         j Less than $0.01 per share.
  reduced during period shown.                                              k Assumes dividend reinvestment.
m Not annualized.                                                           m Not annualized.
p Does not take into consideration expense reductions during period shown.  r Annualized.
r Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Small Cap                                      Small Cap Index
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $13.61                                               $14.05
Net investment income (loss)(h)                                       (0.03)                                                0.12
Net realized and unrealized gain (loss) on investments                 0.46                                                 1.80
Total from investment operations                                       0.43                                                 1.92
Less distributions
From net investment income                                               --                                                (0.02)
                                                                         --                                                (0.02)
Net asset value, end of period                                       $14.04                                               $15.95
Total return(k,l) (%)                                                  3.16(m)                                             13.69(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $240                                                 $125
Ratio of net expenses to average net assets (%)                        0.91(r)                                              0.56(r)
Ratio of gross expenses to average net assets(p) (%)                     --                                                 0.58(r)
Ratio of net investment income (loss) to
  average net assets (%)                                              (0.27)(r)                                             0.92(r)
Portfolio turnover (%)                                                   53(m)                                                40(m)


a Class NAV shares began operations on 10-15-05.                            a Class NAV shares began operations on 10-29-05.
h Based on the average of the shares outstanding.                           h Based on the average of the shares outstanding.
m Not annualized.                                                           k Assumes dividend reinvestment.
r Annualized.                                                               l Total returns would have been lower had certain
                                                                              expenses not been reduced during the periods shown.
                                                                            m Not annualized.
                                                                            p Does not take into consideration expense reductions
                                                                              during the period shown.
                                                                            r Annualized.

John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                    Small Cap Opportunities                                        Small Company
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $21.26                                               $15.16
Net investment income (loss)(h)                                        0.22                                                (0.04)
Net realized and unrealized gain (loss) on investments                 1.71                                                 0.32
Total from investment operations                                       1.93                                                 0.28
Less distributions
From net investment income                                            (0.05)                                                  --
From net realized gain                                                   --(j)                                                --
                                                                      (0.05)                                                  --
Net asset value, end of period                                       $23.14                                               $15.44
Total return(k) (%)                                                    9.09(m)                                              1.85(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $217                                                  $87
Ratio of net expenses to average net assets (%)                        1.05(r)                                              1.29(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               1.05(r)                                             (0.31)(r)
Portfolio turnover (%)                                                   59(m)                                               110(m)


a Class NAV shares began operations on 10-15-05.                            a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                           h Based on the average of the shares outstanding.
j Less than $0.01 per share.                                                m Not annualized.
k Assumes dividend reinvestment.                                            r Annualized.
m Not annualized.
r Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                       Small Company Growth                                  Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00                                               $21.06
Net investment income (loss)(h)                                       (0.08)                                                0.11
Net realized and unrealized gain (loss) on investments                 1.17                                                 2.51
Total from investment operations                                       1.09                                                 2.62
Less distributions
From net investment income                                               --                                                (0.05)
                                                                         --                                                (0.05)
Net asset value, end of period                                       $11.09                                               $23.63
Total return(k,l) (%)                                                 10.90(m)                                             12.44(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $74                                                 $239
Ratio of net expenses to average net assets (%)                        1.16(r)                                              1.05(r)
Ratio of gross expenses to average net assets(p) (%)                     --                                                 1.07(r)
Ratio of net investment income (loss) to
  average net assets (%)                                              (0.83)(r)                                             0.53(r)
Portfolio turnover (%)                                                   49(m)                                                12(m)


a Class NAV shares began operations on 10-29-05.                            a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                           h Based on the average of the shares outstanding.
m Not annualized.                                                           k Assumes dividend reinvestment.
r Annualized.                                                               l Total returns would have been lower had certain
                                                                              expenses not been reduced during the period shown.
                                                                            m Not annualized.
                                                                            p Does not take into consideration expense reductions
                                                                              during the period shown.
                                                                            r Annualized.

John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                              Special Value                                      Spectrum Income
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $18.66                                               $10.00
Net investment income (loss)(h)                                        0.08                                                 0.35
Net realized and unrealized gain (loss) on investments                 1.80                                                 0.19
Total from investment operations                                       1.88                                                 0.54
Less distributions
From net investment income                                            (0.02)                                               (0.27)
                                                                      (0.02)                                               (0.27)
Net asset value, end of period                                       $20.52                                               $10.27
Total return(k,l) (%)                                                 10.06(m)                                              5.47(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $124                                                 $764
Ratio of net expenses to average net assets (%)                        1.07(r)                                              0.93(r)
Ratio of gross expenses to average net assets(p) (%)                     --                                                 0.94(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               0.44(r)                                              4.15(r)
Portfolio turnover (%)                                                   26(m)                                               123(m)

a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 10-29-05.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 k Assumes dividend reinvestment.
m Not annualized.                                                                l Total returns would have been lower had certain
r Annualized.                                                                      expenses not been reduced during the periods
                                                                                   shown.
                                                                                 m Not annualized.
                                                                                 p Does not take into consideration expense
                                                                                   reductions during the period shown.
                                                                                 r Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                             Strategic Bond                                     Strategic Income
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $11.83                                               $10.00
Net investment income (loss)(h)                                        0.51                                                 0.14
Net realized and unrealized gain (loss) on investments                (0.04)                                               (0.01)
Total from investment operations                                       0.47                                                 0.13
Less distributions
From net investment income                                            (0.53)                                               (0.07)
From net realized gain                                                   --(j)                                                --
                                                                      (0.53)                                               (0.07)
Net asset value, end of period                                       $11.77                                               $10.06
Total return(k) (%)                                                    4.22(m)                                              1.37(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $270                                                 $281
Ratio of net expenses to average net assets (%)                        0.77(r)                                              0.86(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               4.88(r)                                              4.18(r)
Portfolio turnover (%)                                                  192(m)                                                65(m)


a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 4-28-06.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
j Less than $0.01 per share.                                                     k Assumes dividend reinvestment.
k Assumes dividend reinvestment.                                                 m Not annualized.
m Not annualized.                                                                r Annualized.
r Annualized.

John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                            Strategic Value                                         Total Return
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                       8-31-06(a)                                            8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.25                                               $13.67
Net investment income (loss)(h)                                        0.10                                                 0.47
Net realized and unrealized gain (loss) on investments                 0.57                                                (0.05)
Total from investment operations                                       0.67                                                 0.42
Less distributions
From net investment income                                            (0.02)                                               (0.34)
                                                                      (0.02)                                               (0.34)
Net asset value, end of period                                       $10.90                                               $13.75
Total return(k) (%)                                                    6.52(m)                                              3.18(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $139                                               $1,041
Ratio of net expenses to average net assets (%)                        0.92(r)                                              0.77(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               1.10(r)                                              3.95(r)
Portfolio turnover (%)                                                   42(m)                                               398(m)

a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 k Assumes dividend reinvestment.
m Not annualized.                                                                m Not annualized.
r Annualized.                                                                    r Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                 U.S. Global Leaders Growth                           U.S. Government Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $12.80                                               $13.51
Net investment income (loss)(h)                                        0.06                                                 0.44
Net realized and unrealized gain (loss) on investments                (0.17)                                               (0.06)
Total from investment operations                                      (0.11)                                                0.38
Less distributions
From net investment income                                            (0.01)                                               (0.33)
From net realized gain                                                   --                                                   --(j)
                                                                      (0.01)                                               (0.33)
Net asset value, end of period                                       $12.68                                               $13.56
Total return(k) (%)                                                   (0.88)(m)                                             2.91(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $452                                                 $161
Ratio of net expenses to average net assets (%)                        0.74(r)                                              0.73(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               0.52(r)                                              3.75(r)
Portfolio turnover (%)                                                   17(m)                                               100(m)


a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 j Less than $0.01 per share.
m Not annualized.                                                                k Assumes dividend reinvestment.
r Annualized.                                                                    m Not annualized.
                                                                                 r Annualized.

John Hancock Funds II
Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       U.S. High Yield Bond                                    U.S. Multi Sector
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $12.74                                               $10.00
Net investment income (loss)(h)                                        0.80                                                 0.09
Net realized and unrealized gain (loss) on investments                 0.02                                                 0.33
Total from investment operations                                       0.82                                                 0.42
Less distributions
From net investment income                                            (0.51)                                               (0.01)
                                                                      (0.51)                                               (0.01)
Net asset value, end of period                                       $13.05                                               $10.41
Total return(k) (%)                                                    6.58(m)                                              4.25(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $288                                               $1,227
Ratio of net expenses to average net assets (%)                        0.82(r)                                              0.82(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               7.06(r)                                              1.01(r)
Portfolio turnover (%)                                                  108(m)                                               116(m)


a Class NAV shares began operations on 10-15-05.                                 a Class NAV shares began operations on 10-29-05.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 k Assumes dividend reinvestment.
m Not annualized.                                                                m Not annualized.
r Annualized.                                                                    r Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                      Value & Restructuring                                               Vista
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Class NAV                                            Class NAV
Period ended                                                        8-31-06(a)                                           8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00                                               $10.00
Net investment income (loss)(h)                                        0.12                                                (0.01)
Net realized and unrealized gain (loss) on investments                 0.99                                                 0.71
Total from investment operations                                       1.11                                                 0.70
Less distributions
From net investment income                                            (0.03)                                                  --
                                                                      (0.03)                                                  --
Net asset value, end of period                                       $11.08                                               $10.70
Total return(k) (%)                                                   11.07(m)                                              7.00(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $296                                                 $123
Ratio of net expenses to average net assets (%)                        0.92(r)                                              1.04(r)
Ratio of net investment income (loss) to
  average net assets (%)                                               1.33(r)                                             (0.15)(r)
Portfolio turnover (%)                                                   17(m)                                               205(m)


a Class NAV shares began operations on 10-29-05.                                 a Class NAV shares began operations on 10-29-05.
h Based on the average of the shares outstanding.                                h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                 m Not annualized.
m Not annualized.                                                                r Annualized.
r Annualized.

                    APPENDIX A - SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the Funds. As stated above, the advisory or management fee for each Fund is calculated by applying to the net assets of the Fund an annual fee rate which is determined based on the application of the annual percentage rates for the Fund to the "Aggregate Net Assets" of the Fund. Aggregate Net Assets of a Fund include the net assets of the Fund and in most cases the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Funds and Annual Percentage Rates of Aggregate Net Assets

Index 500 Fund: 0.470% -- first $500 million; and 0.460% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the 500 Index Trust, a series of John Hancock Trust)

Active Bond Fund: 0.600% -- at all asset levels

All Cap Core Fund: 0.800% -- first $500 million; and 0.750% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the All Cap Core Trust, a series of John Hancock Trust)

All Cap Growth Fund: 0.850% -- first $500 million; 0.825% -- between $500 million and $1 billion; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the All Cap Growth Trust, a series of John Hancock Trust)

All Cap Value Fund: 0.850% -- first $250 million; 0.800% -- next $250 million; and 0.750% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the All Cap Value Trust, a series of John Hancock Trust)

Blue Chip Growth Fund: 0.825% -- first $1 billion; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Blue Chip Growth Trust, a series of John Hancock Trust)

Capital Appreciation Fund: 0.850% -- first $300 million; 0.800% -- between $300 million and $500 million; 0.700% -- between $500 million and $1 billion; and 0.670% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Capital Appreciation Trust, a series of John Hancock Trust)

Classic Value Fund: 0.800% -- at all asset levels.

Core Bond Fund: 0.690% -- first $200 million; 0.640% -- next $200 million; and 0.570% -- excess over $400 million.
(Aggregate Net Assets include the net assets of the Fund and the Core Bond Trust, a series of John Hancock Trust)

Core Equity Fund: 0.850% -- first $350 million; and 0.750% -- excess over $350 million.
(Aggregate Net Assets include the net assets of the Fund and the Core Equity Trust, a series of John Hancock Trust)

Dynamic Growth Fund: 0.900% -- first $250 million; 0.850% -- next $250 million; 0.825% -- next $250 million; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Dynamic Growth Trust, a series of John Hancock Trust)

Emerging Growth Fund: 0.800% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and the Emerging Growth Trust, a series of John Hancock Trust)

Emerging Markets Value Fund: 1.00% - first $100 million; 0.950% - excess over $100 million.
(Aggregate Net Assets include the net assets of the Emerging Markets Value Fund, a series of JHF II, and the Emerging Markets Value Trust, a series of John Hancock Trust)

Emerging Small Company Fund: 0.970 % -- first $500 million; and 0.900% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Emerging Small Company Trust, a series of John Hancock Trust)

Equity-Income Fund: 0.825% -- first $1 billion; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Equity-Income Trust, a series of John Hancock Trust)

Financial Services Fund: 0.850% -- first $50 million; 0.800% -- next $450 million; and 0.750% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Financial Services Trust, a series of John Hancock Trust)

Fundamental Value Fund: 0.850% -- first $50 million; 0.800% -- next $450 million; and 0.750% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Fundamental Value Trust, a series of John Hancock Trust)

Global Allocation Fund: 0.850% -- first $500 million; and 0.800% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Global Allocation Trust, a series of John Hancock Trust)

Global Bond Fund: 0.700% -- at all asset levels.

Global Fund: 0.850% -- first $1 billion; and 0.800% -- excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund, the Global Trust, a series of John Hancock Trust, the International Value Fund, a series of JHF II and the International Value Trust, a series of John Hancock Trust)

Global Real Estate Fund: 0.950% -- first $500 million; 0.925% -- next $250 million; and 0.900% -- excess over $750 million.
(Aggregate Net Assets include the net assets of the Fund and the Global Real Estate Trust, a series of John Hancock Trust)

Growth & Income Fund: 0.675% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund, that portion of the Managed Fund of JHF II that is subadvised by GMO., the Growth & Income Trust, a series of John Hancock Trust, that portion of the Managed Trust, another series of John Hancock Trust, that is subadvised by GMO, and the U.S. Core Fund, a series of John Hancock Funds III)

Growth Fund: 0.800% -- first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the Fund, the Growth Trust, a series of John Hancock Trust, and the Growth Fund, a series of John Hancock Funds III)

Growth Opportunities Fund: 0.800% -- first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund, the Growth Opportunities Trust, a series of John Hancock Trust, and the Growth Opportunities Fund, a series of John Hancock Funds III)

Health Sciences Fund: 1.050% -- first $500 million; and 1.000% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Health Sciences Trust, a series of John Hancock Trust)

High Income Fund: 0.725% -- first $150 million; 0.675% -- between $150 million and $500 million; 0.650% -- between $500 million and $2.5 billion; and 0.600% -- excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of John Hancock Trust)

High Yield Fund: 0.700% -- first $500 million; and 0.650% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of John Hancock Trust)

International Equity Index Fund: 0.550% -- first $100 million; and 0.530% -- excess over $100 million.
(Aggregate Net Assets include the net assets of the Fund and the International Equity Index Trust A, a series of John Hancock Trust)

Income Fund: 0.95% - first $50 million; 0.915% - between $50 million and $200 million; 0.825% - between $200 million and $500 million; 0.800% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Income Fund, a series of JHF II, the Income Trust, a series of John Hancock Trust, the International Value Trust, a series of John Hancock Trust, the International Value Fund, a series of JHF II, the International Small Cap Trust, a series of John Hancock Trust, the International Small Cap Fund, a series of JHF II, the Global Trust, a series of John Hancock Trust, the Global Fund, a series of JHF II, the Mutual Shares Trust, a series of John Hancock Trust)

International Growth Fund: 0.920% -- first $100 million; 0.895% -- next $900 million; and 0.880% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund, the International Growth Trust, a series of John Hancock Trust, and the International Growth Fund, a series of John Hancock Funds III)

International Opportunities Fund: 0.900% -- first $750 million; 0.850% -- between $750 million and $1.5 billion; and 0.800% -- excess over $1.5 billion. (Aggregate Net Assets include the net assets of the International Opportunities Fund, a series of the Trust, and the International Opportunities Trust, a series of John Hancock Trust).

International Small Cap Fund: 1.050% -- first $200 million; 0.950% -- next $300 million; and 0.850% -- excess over $500 million
(Aggregate Net Assets include the net assets of the Fund and the International Small Cap Trust, a series of John Hancock Trust)

International Small Company Fund: 1.00% -- first $100 million; and 0.95% -- excess over $100 million.
(Aggregate Net Assets include the net assets of the Fund and the International Small Company Trust, a series of John Hancock Trust)

International Value Fund: 0.950% -- first $200 million; 0.850% -- next $300 million; and 0.800% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund, the International Value Trust, a series of John Hancock Trust, the Global Fund, a series of JHF II and the Global Trust, a series of John Hancock Trust)

Intrinsic Value Fund: 0.780% -- first $500 million; 0.760% -- next $500 million; 0.750% -- next $1.5 billion; and 0.740% -- excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the Fund, the Intrinsic Value Trust, a series of John Hancock Trust, and the Intrinsic Value Fund, a series of John Hancock Funds III)

Investment Quality Bond Fund: 0.600% -- first $500 million; and 0.550% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Investment Quality Bond Trust, a series of John Hancock Trust)

Large Cap Fund: 0.780% -- first $250 million; 0.730% -- next $250 million; 0.680% -- next $250 million; and 0.650% -- excess over $750 million. (Aggregate Net Assets include the net assets of the Fund, the Strategic Opportunities Trust and the Large Cap Trust, each a series of John Hancock Trust)

Large Cap Value Fund: 0.825% -- first $500 million; 0.800% -- next $500 million; 0.775% -- next $500 million; 0.720% -- next $500 million; and 0.700% -- excess over $2 billion.
(Aggregate Net Assets include the net assets of the Fund and the Large Cap Value Trust, a series of John Hancock Trust)

Managed Fund: 0.690% -- at all asset levels.

Mid Cap Index Fund: 0.490% -- first $250 million; 0.480% -- next $250 million; and 0.460% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Index Trust, a series of John Hancock Trust)

Mid Cap Intersection Fund: 0.875% - first $500 million; 0.850% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Mid Cap Intersection Fund, a series of JHF II, and the Mid Cap Intersection Trust, a series of John Hancock Trust)

Mid Cap Stock Fund: 0.875% -- first $200 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Stock Trust, a series of John Hancock Trust)

Mid Cap Value Equity Fund: 0.875% -- first $250 million; and 0.850% -- next $250 million; 0.825% -- next $500 million; and 0.800% -- excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Equity Trust, a series of John Hancock Trust)

Mid Cap Value Fund: 0.900% -- first $200 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Trust, a series of John Hancock Trust)

Money Market Fund: 0.500% -- first $500 million; and 0.470% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Money Market Trust, a series of John Hancock Trust)

Natural Resources Fund: 1.050% -- first $50 million; and 1.000% -- excess over $50 million.
(Aggregate Net Assets include the net assets of the Fund and the Natural Resources Trust, a series of John Hancock Trust)

Pacific Rim Fund: 0.800% -- first $500 million; and 0.700% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Pacific Rim Trust, a series of John Hancock Trust)

Quantitative All Cap Fund: 0.750% -- first $50 million; and 0.700% -- excess over $50 million.
(Aggregate Net Assets include the net assets of the Fund and the Quantitative All Cap Trust, a series of John Hancock Trust)

Quantitative Mid Cap Fund: 0.750% -- first $200 million; and 0.650% -- excess over $200 million.
(Aggregate Net Assets include the net assets of the Fund and the Quantitative Mid Cap Trust, a series of John Hancock Trust)

Quantitative Value Fund: 0.700% -- first $500 million; 0.650% -- next $500 million; and 0.600% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Quantitative Value Trust, a series of John Hancock Trust)

Real Estate Equity Fund: 0.875% -- first $250 million; 0.850% -- next $250 million; and 0.825% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Real Estate Trust, a series of John Hancock Trust)

Real Estate Securities Fund: 0.700% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and the Real Estate Securities Trust, a series of John Hancock Trust)

Real Return Bond Fund: 0.700% -- first $1 billion; and 0.650% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Real Return Bond Trust, a series of John Hancock Trust)

Science & Technology Fund: 1.050% -- first $500 million; and 1.000% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Science & Technology Trust, a series of John Hancock Trust)

Short-Term Bond Fund: 0.600% -- first $100 million; 0.575% -- next $150 million; and 0.550% -- excess over $250 million.
(Aggregate Net Assets include the net assets of the Fund and the Short-Term Bond Trust, a series of John Hancock Trust)

Small Cap Fund: 0.850% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Trust, a series of John Hancock Trust)

Small Cap Growth: 1.100% -- first $100 million; and 1.050% -- excess over $100 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Growth Trust, a series of John Hancock Trust)

Small Cap Index Fund: 0.490% -- first $250 million; 0.480% -- next $250 million; and 0.460% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Index Trust, a series of John Hancock Trust)

Small Cap Opportunities Fund: 1.000% -- first $500 million; and 0.950% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Opportunities Trust, a series of John Hancock Trust)

Small Cap Value Fund: 1.100% -- first $100 million; and 1.050% -- excess over $100 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Value Trust, a series of John Hancock Trust)

Small Company Fund: 1.050% -- first $125 million; and 1.000% -- excess over $125 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Company Trust, a series of John Hancock Trust)

Small Company Growth Fund: 1.050% -- first $250 million; and 1.000% -- excess over $250 million.
(Aggregate Net Assets include the net assets of the Fund. However, the applicable rate is 1.000% of all net assets of the Fund when the aggregate net assets of the following exceed $1 billion: the Fund and All Cap Growth Fund of the JHF II, and the Small Company Growth Trust and All Cap Growth Trust of John Hancock Trust.

Small Company Value Fund: 1.050% -- first $500 million; and 1.000% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Company Value Trust, a series of John Hancock Trust)

Special Value Fund: 0.950% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and the Special Value Trust, a series of John Hancock Trust)

Spectrum Income Fund: 0.800% -- first $250 million; and 0.725% -- excess over $250 million.
(Aggregate Net Assets include the net assets of the Fund and the Spectrum Income Trust, a series of John Hancock Trust)

Strategic Bond Fund: 0.700% -- first $500 million; and 0.650% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Strategic Bond Trust, a series of John Hancock Trust)

Strategic Income Fund: 0.725% -- first $500 million; and 0.650% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Strategic Income Trust, a series of John Hancock Trust)

Total Bond Market Fund: 0.490% -- first $500 million; and 0.470% -- excess over $500 million.

Total Return Fund: 0.700% -- at all asset levels.

Total Stock Market Index Fund: 0.490% -- first $250 million; 0.480% -- next $250 million; and 0.460% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Total Stock Market Index Trust, a series of John Hancock Trust)

U.S. Global Leaders Growth Fund: 0.7125% -- first $500 million; and 0.675% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the U.S. Global Leaders Growth Trust, a series of John Hancock Trust)

U.S. Government Securities Fund: 0.620% -- first $500 million; and 0.550% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the U.S. Government Securities Trust, a series of John Hancock Trust)

U.S. High Yield Bond Fund: 0.750% -- first $200 million; and 0.720% -- excess over $200 million.
(Aggregate Net Assets include the net assets of the Fund and the U.S. High Yield Bond Trust, a series of John Hancock Trust)

U.S. Multi Sector Fund: 0.780% -- first $500 million; 0.760% -- next $500 million; 0.750% -- next $1.5 billion; and 0.740% -- excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the U.S. Multi Sector Trust, a series of John Hancock Trust)

Utilities Fund: 0.825% -- first $300 million; 0.825% -- next $300 million; 0.800% -- next $300 million; 0.775% -- next $600 million; and 0.700% -- excess over $1.5 billion.
(Aggregate Net Assets include the net assets of the Fund and the Utilities Trust, a series of John Hancock Trust)

Value & Restructuring Fund: .825% -- first $500 million; 0.800% -- next $500 million; and 0.775% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Value & Restructuring Trust, a series of John Hancock Trust)

Value Fund: 0.750% -- first $200 million; 0.725% -- next $300 million; and 0.650% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Value Trust, a series of John Hancock Trust)

Value Opportunities Fund: 0.800% -- first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the Value Opportunities Trust, a series of John Hancock Trust, and the Value Opportunities Fund, a series of John Hancock Funds III)

Vista Fund: 0.900% -- first $200 million; 0.850% -- next $200 million; 0.825% --
next $600 million; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Vista Trust, a series of John Hancock Trust)

                              FOR MORE INFORMATION

 The following document is available that offers further information on JHF II:

                       Statement of Additional Information

Annual/Semi Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).


Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF II's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.


To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

                         By mail: John Hancock Funds II
                               601 Congress Street
                                Boston, MA 02210

                            By phone: 1-800-344-1029

                        On the Internet: www.jhfunds.com

               Or You May View or Obtain These Documents and Other
                    Information About the Fund from the SEC:

                        By mail: Public Reference Section
                       Securities and Exchange Commission
                            Washington, DC 20549-0102
                           (duplicating fee required)

         In person: at the SEC's Public Reference Room in Washington, DC
              For access to the Reference Room call 1-202-551-8090

                    By electronic request: publicinfo@sec.gov
                           (duplicating fee required)

                          On the Internet: www.sec.gov

                           1940 Act File No. 811-21779

                          [JOHN HANCOCK FUNDS II LOGO]

                              JOHN HANCOCK FUNDS II

                                 CLASS 1 SHARES

Active Bond Fund               International Equity Index Fund    Small Cap Growth Fund
All Cap Core Fund              International Growth Fund          Small Cap Index Fund
All Cap Growth Fund            International Opportunities Fund   Small Cap Opportunities Fund
All Cap Value Fund             International Small Cap Fund       Small Cap Value Fund
Blue Chip Growth Fund          International Small Company Fund   Small Company Fund
Capital Appreciation Fund      International Value Fund           Small Company Growth Fund
Classic Value Fund             Intrinsic Value Fund               Small Company Value Fund
Core Bond Fund                 Investment Quality Bond Fund       Special Value Fund
Core Equity Fund               Large Cap Fund                     Spectrum Income Fund
Dynamic Growth Fund            Large Cap Value Fund               Strategic Bond Fund
Emerging Growth Fund           Managed Fund                       Strategic Income Fund
Emerging Markets Value Fund    Mid Cap Index Fund                 Total Bond Market Fund
Emerging Small Company Fund    Mid Cap Intersection Fund          Total Return Fund
Equity-Income Fund             Mid Cap Stock Fund                 Total Stock Market Index Fund
Financial Services Fund        Mid Cap Value Equity Fund          U.S. Global Leaders Growth Fund
Fundamental Value Fund         Mid Cap Value Fund                 U.S. Government Securities Fund
Global Allocation Fund         Money Market Fund                  U.S. High Yield Bond Fund
Global Bond Fund               Natural Resources Fund             U.S. Multi-Sector Fund
Global Fund                    Pacific Rim Fund                   Utilities Fund
Global Real Estate Fund        Quantitative All Cap Fund          Value Fund
Growth Fund                    Quantitative Mid Cap Fund          Value & Restructuring Fund
Growth & Income Fund           Quantitative Value Fund            Value Opportunities Fund
Growth Opportunities Fund      Real Estate Equity Fund            Vista Fund
Health Sciences Fund           Real Estate Securities Fund
High Income Fund               Real Return Bond Fund
High Yield Fund                Science & Technology Fund
Income Fund                    Short-Term Bond Fund
                               Small Cap Fund

Neither the Securities and Exchange Commission (the "SEC") nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such information or representation is given, it should not be relied upon as having been authorized by John Hancock Funds II ("JHF II"), the adviser or any subadvisers to JHF II or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHF II in any state where such offer or sale would be prohibited.

                       Prospectus dated December 31, 2006

                      As Amended and Restated July 12, 2007

                                    CONTENTS

OVERVIEW..............................................................................4
SMALL CAP FUNDS......................................................................11
  EMERGING GROWTH FUND...............................................................11
  EMERGING SMALL COMPANY FUND........................................................12
  SMALL CAP GROWTH FUND..............................................................13
  SMALL CAP OPPORTUNITIES FUND.......................................................15
  SMALL CAP FUND.....................................................................17
  SMALL CAP VALUE FUND...............................................................19
  SMALL COMPANY FUND.................................................................21
  SMALL COMPANY GROWTH FUND..........................................................23
  SMALL COMPANY VALUE FUND...........................................................24
  SPECIAL VALUE FUND.................................................................26
  VALUE OPPORTUNITIES FUND...........................................................27
MID CAP FUNDS........................................................................28
  DYNAMIC GROWTH FUND................................................................28
  GROWTH OPPORTUNITIES FUND..........................................................29
  MID CAP INTERSECTION FUND..........................................................30
  MID CAP STOCK FUND.................................................................31
  MID CAP VALUE EQUITY FUND..........................................................32
  MID CAP VALUE FUND.................................................................33
  QUANTITATIVE MID CAP FUND..........................................................34
  VALUE FUND.........................................................................36
  VISTA FUND.........................................................................37
LARGE CAP FUNDS......................................................................39
  ALL CAP CORE FUND..................................................................39
  ALL CAP GROWTH FUND................................................................41
  ALL CAP VALUE FUND.................................................................42
  BLUE CHIP GROWTH FUND..............................................................43
  CAPITAL APPRECIATION FUND..........................................................45
  CLASSIC VALUE FUND.................................................................47
  CORE EQUITY FUND...................................................................49
  EQUITY-INCOME FUND.................................................................50
  FUNDAMENTAL VALUE FUND.............................................................52
  GROWTH & INCOME FUND...............................................................53
  GROWTH FUND........................................................................54
  INTRINSIC VALUE FUND...............................................................55
  LARGE CAP FUND.....................................................................56
  LARGE CAP VALUE FUND...............................................................57
  QUANTITATIVE ALL CAP FUND..........................................................59
  QUANTITATIVE VALUE FUND............................................................60
  U.S. GLOBAL LEADERS GROWTH FUND....................................................61
  U.S. MULTI SECTOR FUND.............................................................62
  VALUE & RESTRUCTURING FUND.........................................................63
INTERNATIONAL FUNDS..................................................................64
  EMERGING MARKETS VALUE FUND........................................................64
  GLOBAL FUND........................................................................67
  INTERNATIONAL GROWTH FUND..........................................................68
  INTERNATIONAL OPPORTUNITIES FUND...................................................69
  INTERNATIONAL SMALL CAP FUND.......................................................71
  INTERNATIONAL SMALL COMPANY FUND...................................................72
  INTERNATIONAL VALUE FUND...........................................................74
  PACIFIC RIM FUND...................................................................75
FIXED-INCOME FUNDS...................................................................77

  ACTIVE BOND FUND...................................................................77
  CORE BOND FUND.....................................................................79
  GLOBAL BOND FUND...................................................................80
  HIGH INCOME FUND...................................................................82
  HIGH YIELD FUND....................................................................83
  INCOME FUND........................................................................84
  INVESTMENT QUALITY BOND FUND.......................................................85
  MONEY MARKET FUND..................................................................87
  REAL RETURN BOND FUND..............................................................89
  SHORT-TERM BOND FUND...............................................................91
  SPECTRUM INCOME FUND...............................................................92
  STRATEGIC BOND FUND................................................................94
  STRATEGIC INCOME FUND..............................................................96
  TOTAL RETURN FUND..................................................................97
  U.S. GOVERNMENT SECURITIES FUND....................................................99
  U.S. HIGH YIELD BOND FUND.........................................................101
HYBRID FUNDS........................................................................103
  GLOBAL ALLOCATION FUND............................................................103
  MANAGED FUND......................................................................105
SPECIALTY FUNDS.....................................................................107
  FINANCIAL SERVICES FUND...........................................................107
  GLOBAL REAL ESTATE FUND...........................................................109
  HEALTH SCIENCES FUND..............................................................111
  NATURAL RESOURCES FUND............................................................113
  REAL ESTATE EQUITY FUND...........................................................115
  REAL ESTATE SECURITIES FUND.......................................................117
  SCIENCE & TECHNOLOGY FUND.........................................................119
  UTILITIES FUND....................................................................121
INDEX FUNDS.........................................................................123
  TOTAL BOND MARKET FUND............................................................124
  INTERNATIONAL EQUITY INDEX FUND...................................................125
  MID CAP INDEX FUND................................................................126
  SMALL CAP INDEX FUND..............................................................127
  TOTAL STOCK MARKET INDEX FUND.....................................................128
ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES.....129
  Hedging and Other Strategic Transactions..........................................137
YOUR ACCOUNT........................................................................140
  Class 1 Shares....................................................................140
  Transaction Policies..............................................................140
  Dividends and Account Policies....................................................143
FUND DETAILS........................................................................144
  Business Structure................................................................144
  Subadviser Information and Management Biographies.................................145
FINANCIAL HIGHLIGHTS................................................................163
APPENDIX A - SCHEDULE OF MANAGEMENT FEES............................................173
FOR MORE INFORMATION................................................................180

                                    OVERVIEW
                                    --------

                              JOHN HANCOCK FUNDS II

John Hancock Funds II ("JHF II") is a series trust which is comprised of separate investment funds, (each a "Fund", and collectively the "Funds"). The Funds of JHF II offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, the Funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class 1 shares of the Funds listed above. Class 1 shares are sold only to certain insurance company separate accounts.

The Funds listed below have commenced operations for Class 1 shares.

Active Bond Fund             High Yield Fund                   Real Estate Securities Fund
All Cap Growth Fund          International Opportunities Fund  Real Return Bond Fund
All Cap Value Fund           International Value Fund          Small Cap Fund
Blue Chip Growth Fund        Int'l Small Cap Fund              Small Cap Opportunities Fund
Capital Appreciation Fund    Investment Quality Bond Fund      Small Company Fund
Core Bond Fund               Large Cap Fund                    Small Company Value Fund
Core Equity Fund             Large Cap Value Fund              Special Value Fund
Emerging Growth Fund         Mid Cap Stock Fund                Strategic Bond Fund
Emerging Small Company Fund  Mid Cap Value Fund                Total Return Fund
Equity - Income Fund         Natural Resources Fund            US Global Leaders Growth Fund
Fundamental Value Fund       Quantitative Mid Cap Fund         US Government Securities Fund
Global Bond Fund             Quantitative Value Fund           US High Yield Bond Fund

Investment Management
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II, the Funds and Portfolios. The Adviser administers the business and affairs of JHF II and retains and compensates the investment subadvisers which manage the assets of the Funds and Portfolios. The subadvisers formulate a continuous investment program for the Funds and Portfolios, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended, or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

Fund Information:

1.   Fees and Expenses for Each Fund

JHF II may issue the Class 1 Shares. The table below describes the fees and expenses for Class 1 Shares of each Fund offered through this Prospectus.

Fund Annual Expenses
(as a percentage of Fund average net assets for the fiscal year ended August 31,
2006)

--------------------------------------------------------------------------------------------------------------------------
Class 1 Shares                              Management Fees       12B-1 Expenses    Other Expenses(4)   Total Fund Annual
                                                                                                                  Expense
--------------------------------------------------------------------------------------------------------------------------
Funds:
--------------------------------------------------------------------------------------------------------------------------
Active Bond Fund                                      0.60%                0.05%                0.10%               0.75%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
All Cap Core Fund(5)                                  0.78%                0.05%                0.04%               0.87%
--------------------------------------------------------------------------------------------------------------------------
All Cap Growth Fund(2)                                0.85%                0.05%                0.09%               0.99%
--------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                                    0.83%                0.05%                0.06%               0.94%
--------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund(1)                              0.81%                0.05%                0.04%               0.90%
--------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund(2)                          0.74%                0.05%                0.05%               0.84%
--------------------------------------------------------------------------------------------------------------------------
Classic Value Fund(5)                                 0.80%                0.05%                0.10%               0.95%
--------------------------------------------------------------------------------------------------------------------------
Core Bond Fund(2)                                     0.66%                0.05%                0.16%               0.87%
--------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                                      0.79%                0.05%                0.04%               0.88%
--------------------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund(2),(5)                            0.95%                0.05%                0.10%               1.10%
--------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                                  0.80%                0.05%                0.13%               0.98%
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Fund                           0.96%                0.05%                0.16%               1.17%
--------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund(2),(7)                    0.97%                0.05%                0.06%               1.08%
--------------------------------------------------------------------------------------------------------------------------
Equity-Income Fund(1)                                 0.81%                0.05%                0.04%               0.90%
--------------------------------------------------------------------------------------------------------------------------
Financial Services Fund(5)                            0.82%                0.05%                0.10%               0.97%
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                                0.77%                0.05%                0.04%               0.86%
--------------------------------------------------------------------------------------------------------------------------
Global Allocation Fund(5)                             0.85%                0.05%                0.15%               1.05%
--------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                      0.70%                0.05%                0.09%               0.84%
--------------------------------------------------------------------------------------------------------------------------
Global Fund(5)                                        0.85%                0.05%                0.15%               1.05%
--------------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund(5)                            0.94%                0.05%                0.12%               1.11%
--------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund(5)                               0.67%                0.05%                0.10%               0.82%
--------------------------------------------------------------------------------------------------------------------------
Growth Fund(5)                                        0.80%                0.05%                0.10%               0.95%
--------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund(5)                          0.80%                0.05%                0.10%               0.95%
--------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund(1),(5)                           1.05%                0.05%                0.10%               1.20%
--------------------------------------------------------------------------------------------------------------------------
High Income Fund(5)                                   0.68%                0.05%                0.06%               0.79%
--------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                       0.66%                0.05%                0.05%               0.76%
--------------------------------------------------------------------------------------------------------------------------
Income Fund                                           0.81%                0.05%                0.08%               0.94%
--------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                       0.53%                0.05%                0.05%               0.63%
--------------------------------------------------------------------------------------------------------------------------
International Growth Fund(5)                          0.90%                0.05%                0.20%               1.15%
--------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund(2)                   0.88%                0.05%                0.12%               1.05%
--------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund                          0.92%                0.05%                0.21%               1.18%
--------------------------------------------------------------------------------------------------------------------------
International Small Company Fund(5)                   0.99%                0.05%                0.15%               1.19%
--------------------------------------------------------------------------------------------------------------------------
International Value Fund(3)                           0.82%                0.05%                0.14%               1.01%
--------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund(5)                               0.78%                0.05%                0.10%               0.93%
--------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund                          0.60%                0.05%                0.19%               0.84%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Fund(2)                                     0.76%                0.05%                0.06%               0.87%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund(2)                               0.82%                0.05%                0.06%               0.93%
--------------------------------------------------------------------------------------------------------------------------
Managed Fund(5)                                       0.69%                0.05%                0.10%               0.84%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                                    0.48%                0.05%                0.08%               0.61%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Intersection Fund                             0.87%                0.05%                0.09%               1.01%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                                    0.84%                0.05%                0.07%               0.96%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund(5)                          0.88%                0.05%                0.09%               1.02%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                                    0.85%                0.05%                0.07%               0.97%
--------------------------------------------------------------------------------------------------------------------------
Money Market Fund(5)                                  0.48%                0.05%                0.10%               0.63%
--------------------------------------------------------------------------------------------------------------------------
Natural Resources Fund                                1.00%                0.05%                0.07%               1.12%
--------------------------------------------------------------------------------------------------------------------------
Pacific Rim Fund(5)                                   0.80%                0.05%                0.20%               1.05%
--------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund(5),(8)                      0.71%                0.05%                0.68%               1.44%
--------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund                             0.74%                0.05%                0.06%               0.85%
--------------------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                               0.69%                0.05%                0.05%               0.79%
--------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund(5)                            0.85%                0.05%                0.04%               0.94%
--------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                           0.70%                0.05%                0.07%               0.82%
--------------------------------------------------------------------------------------------------------------------------
Real Return Bond Fund                                 0.70%                0.05%                0.05%               0.80%
--------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund(1),(5)                      1.05%                0.05%                0.10%               1.20%
--------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund(5)                               0.59%                0.05%                0.10%               0.74%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                                        0.85%                0.05%                0.06%               0.96%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund(5)                              1.07%                0.05%                0.10%               1.22%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund(9)                               0.48%                0.05%                0.08%               0.61%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund                          0.99%                0.05%                0.06%               1.10%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund(5)                               1.07%                0.05%                0.10%               1.22%
--------------------------------------------------------------------------------------------------------------------------
Small Company Fund                                    1.04%                0.05%                0.25%               1.34%
--------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                             1.01%                0.05%                0.15%               1.21%
--------------------------------------------------------------------------------------------------------------------------
Small Company Value Fund(1)                           1.02%                0.05%                0.05%               1.12%
--------------------------------------------------------------------------------------------------------------------------
Special Value Fund(2),(10)                            0.95%                0.05%                0.09%               1.09%
--------------------------------------------------------------------------------------------------------------------------
Spectrum Income Fund(1)                               0.75%                0.05%                0.19%               0.99%
--------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund(2)                                0.68%                0.05%                0.09%               0.82%
--------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund(5)                              0.70%                0.05%                0.10%               0.85%
--------------------------------------------------------------------------------------------------------------------------
Total Bond Market Fund(5),(6)                         0.49%                0.05%                0.08%               0.62%
--------------------------------------------------------------------------------------------------------------------------
Total Return Fund                                     0.70%                0.05%                0.07%               0.82%
--------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund(5)                      0.49%                0.05%                0.10%               0.64%
--------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund                       0.70%                0.05%                0.04%               0.79%
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund(2)                    0.61%                0.05%                0.11%               0.77%
--------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                             0.73%                0.05%                0.09%               0.87%
--------------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                                0.77%                0.05%                0.05%               0.87%
--------------------------------------------------------------------------------------------------------------------------
Utilities Fund(2),(5)                                 0.85%                0.05%                0.10%               1.00%
--------------------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund(2)                         0.84%                0.05%                0.08%               0.97%
--------------------------------------------------------------------------------------------------------------------------
Value Fund(5)                                         0.74%                0.05%                0.24%               1.03%
--------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                              0.80%                0.05%                0.10%               0.95%
--------------------------------------------------------------------------------------------------------------------------
Vista Fund(2)                                         0.89%                0.05%                0.13%               1.07%
--------------------------------------------------------------------------------------------------------------------------

(1) T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee this waiver is based on the combined average daily net assets of the following funds that are managed by T. Rowe Price: for JHF II the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Mid Cap Value Fund, Mid Value Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund, Real Estate Equity Fund; for John Hancock Trust the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios"). Only that portion of the net assets of the Science & Technology Fund and the Science & Technology Trust that are managed by T. Rowe Price are included for purposes of determining the combined average daily net assets of the T. Rowe Portfolios. This waiver may be terminated at any time.

(2) The Advisory fees were changed during the previous fiscal year. Rates shown reflect these new advisory fees.

(3) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the Fund does not exceed 0.45% of the Fund's average net assets. If such reimbursement were reflected in the table, "Management fee" and "Total Fund operating expenses" would be, respectively, 0.85% and 1.04%. This reimbursement shall continue in effect until terminated by the Adviser on notice to JHF II.

(4) Except for the Funds noted in footnote 6, 7, 8 and 9, the Adviser has voluntarily agreed to reduce its advisory fee or make a payment to reimburse each Fund, in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds the expense limits set forth as a percentage of average net assets. These expense limits shall be as follows:
0.05% for the International Equity Index Fund; 0.075% for the Mid Cap Index Fund and Total Stock Market Index Fund; 0.35% for the Global Fund, Global Bond Fund, Global Real Estate Fund, International Opportunities Fund, International Small Cap Fund, International Small Company Fund, International Value Fund, Overseas Equity Fund, and Pacific Rim Fund; 0.25% for all other Funds except those noted above. This expense reimbursement shall continue in effect until terminated by the Adviser on notice to JHF II.

(5) For Funds that have not started operations or have operations of less than six months as of August 31, 2006, expenses are based on estimates which reflect what actual expenses are expected to be incurred over the next year.

(6) For the Total Bond Market Fund, the Adviser has contractually agreed to limit certain Other Expenses so that certain other Fund level expenses do not exceed 0.075%. If the Advisor did not limit expenses, Other Expenses would be 0.12% and Net Fund Operating Expenses would be 0.66%. This reimbursement shall continue in effect until December 31, 2007 and then after until terminated by the Adviser on notice to JHF II.

(7) For the Emerging Small Company Fund, the Adviser has contractually agreed to limit certain Other Expenses so that certain other Fund level expenses do not exceed 0.06%. If the Advisor did not limit expenses, Other Expenses would be 0.23% and Net Fund Operating Expenses would be 1.25%. This reimbursement shall continue in effect until December 31, 2007 and then after until terminated by the Adviser on notice to JHF II.

(8) The Adviser has contractually agreed to reduce its advisory fee or make a payment to reimburse the Quantitative All Cap Fund in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund's business, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds the 0.80% of the average net assets. This reimbursement shall continue in effect until December 31, 2007 and then after until terminated by the Adviser on notice to JHF II.

(9) For the Small Cap Index Fund, the Adviser has contractually agreed to limit certain Other Expenses so that certain other Fund level expenses do not exceed 0.075%. If the Advisor did not limit expenses, Other Expenses would be 0.10% and Net Fund Operating Expenses would be 0.63%. This reimbursement shall continue in effect until December 31, 2007 and then after until terminated by the Adviser on notice to JHF II.

(10) Effective April 30, 2007, John Hancock Investment Management Services, LLC has voluntarily agreed to reduce its advisory fee for each class of shares of the Special Value Fund in an amount by which the expenses of the class exceed the expense limit set forth below and, if necessary, to remit to that class an amount necessary to ensure that such expenses do not exceed the expense limit. "Expenses" means all the expenses of a class of the Special Value Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions,
(g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business of the Fund. The expense limit is 0.07% (of the average annual net assets of the Fund attributable to the class). This expense limit will continue in effect unless otherwise terminated by the adviser at any time upon notice to JHF II.

Example of Expenses for Each Fund

The Example is intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in a Fund for the times periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that a Fund's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any variable insurance contract or qualified plan that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

----------------------------------------------------------------------------------------------------------------------------------
Class 1 Shares                                1 Year               3 Years               5 Years              10 Years
----------------------------------------------------------------------------------------------------------------------------------
Funds:
----------------------------------------------------------------------------------------------------------------------------------
Active Bond Fund                                  77                   240                   417                   930
----------------------------------------------------------------------------------------------------------------------------------
All Cap Core Fund                                 89                   278                   482                  1073
----------------------------------------------------------------------------------------------------------------------------------
All Cap Growth Fund                              101                   315                   547                  1212
----------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                                96                   300                   520                  1155
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                             92                   287                   498                  1108
----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                         85                   267                   464                  1034
----------------------------------------------------------------------------------------------------------------------------------
Classic Value Fund                                97                   303                   525                  1166
----------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                                    89                   278                   483                  1074
----------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                                  90                   281                   488                  1084
----------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund                              112                   350                   606                  1340
----------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                             100                   312                   542                  1201
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Fund                      119                   372                   N/A                   N/A
----------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund                      110                   379                   669                  1494
----------------------------------------------------------------------------------------------------------------------------------
Equity-Income Fund                                92                   287                   498                  1108
----------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                           99                   309                   536                  1190
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                            88                   274                   477                  1061
----------------------------------------------------------------------------------------------------------------------------------
Global Allocation Fund                           107                   334                   579                  1283
----------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                  86                   268                   466                  1037
----------------------------------------------------------------------------------------------------------------------------------
Global Fund                                      107                   334                   579                  1283
----------------------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund                          113                   353                   612                  1352
----------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund                              84                   262                   455                  1014
----------------------------------------------------------------------------------------------------------------------------------
Growth Fund                                       97                   303                   525                  1166
----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                         97                   303                   525                  1166
----------------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                             122                   381                   660                  1455
----------------------------------------------------------------------------------------------------------------------------------
High Income Fund                                  81                   252                   439                   978
----------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                   78                   243                   422                   942
----------------------------------------------------------------------------------------------------------------------------------
Income Fund                                       96                   300                   N/A                   N/A
----------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                   64                   202                   351                   786
----------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                        117                   365                   633                  1398
----------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund                 107                   334                   579                  1281
----------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund                     120                   375                   649                  1432
----------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund                 121                   378                   654                  1443
----------------------------------------------------------------------------------------------------------------------------------
International Value Fund                         103                   322                   558                  1236
----------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                              95                   296                   515                  1143
----------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund                      86                   268                   466                  1037
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                                    89                   278                   484                  1076
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                              95                   295                   513                  1139
----------------------------------------------------------------------------------------------------------------------------------
Managed Fund                                      86                   268                   466                  1037
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                                62                   195                   340                   762
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Intersection Fund                        103                   322                   N/A                   N/A
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                                98                   306                   531                  1178
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                        104                   325                   563                  1248
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                                99                   309                   536                  1190
----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                 64                   202                   351                   786
----------------------------------------------------------------------------------------------------------------------------------
Natural Resources Fund                           114                   356                   617                  1363
----------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Fund                                 107                   334                   579                  1283
----------------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund                        147                   456                   787                  1724
----------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund                         87                   271                   471                  1049
----------------------------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                           81                   252                   439                   978
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund                           96                   300                   520                  1155
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                       84                   262                   455                  1014
----------------------------------------------------------------------------------------------------------------------------------
Real Return Bond Fund                             82                   255                   444                   990
----------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund                        122                   381                   660                  1455
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                              76                   237                   411                   918
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                                    98                   306                   531                  1178
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                            124                   387                   670                  1477
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                              62                   200                   349                   784
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund                     112                   350                   606                  1340
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                             124                   387                   670                  1477
----------------------------------------------------------------------------------------------------------------------------------
Small Company Fund                               136                   425                   734                  1613
----------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                        123                   384                   665                  1466
----------------------------------------------------------------------------------------------------------------------------------
Small Company Value Fund                         114                   356                   617                  1363
----------------------------------------------------------------------------------------------------------------------------------
Special Value Fund                               111                   345                   599                  1324
----------------------------------------------------------------------------------------------------------------------------------
Spectrum Income Fund                             101                   315                   547                  1213
----------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                               84                   262                   455                  1013
----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                             87                   271                   471                  1049
----------------------------------------------------------------------------------------------------------------------------------
Total Bond Market Fund                            63                   207                   364                   818
----------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                                 84                   262                   455                  1014
----------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund                     65                   205                   357                   798
----------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund                   81                   252                   439                   978
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                   78                   245                   426                   951
----------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                         89                   278                   482                  1073
----------------------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                            89                   278                   482                  1073
----------------------------------------------------------------------------------------------------------------------------------
Utilities Fund                                   102                   318                   552                  1225
----------------------------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund                        99                   309                   536                  1190
----------------------------------------------------------------------------------------------------------------------------------
Value Fund                                       105                   328                   569                  1259
----------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                          97                   303                   525                  1166
----------------------------------------------------------------------------------------------------------------------------------
Vista Fund                                       109                   341                   591                  1308
----------------------------------------------------------------------------------------------------------------------------------

2.   Investment Objectives and Strategies
Each Fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See "Additional Information About the Funds' Risks and Investment Policies".

Temporary Defensive Investing. Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions". More complete descriptions of options, futures currency and other derivative transactions are set forth in the Statement of Additional Information (the "SAI").

More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest and of the options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the SAI. A more complete description of the debt security ratings used by the JHF II assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") is included in Appendix A of the SAI.

3.   Principal Risks of Investing in the Funds
Certain risks of investing in each Fund are set forth in the Fund's description. If these risks materialize, an investor could lose money in a Fund. The risks of investing in the following types of securities, as well as the definition of a non-diversified Fund and the risks associated with such a Fund, are more fully described below under "Additional Information About the Funds' Risks and Investment Policies".

-Active Management Risk                               -Initial Public Offerings ("IPOs") Risk
-Arbitrage Securities and Distressed Companies Risk   -Investment Company Securities Risk
-Credit and Counterparty Risk                         -Issuer Risk
-Derivative Risk                                      -Liquidity Risk
-Equity Securities Risk                               -Mortgage-Backed and Asset-Backed Securities Risk
-Exchange Traded Funds ("ETFs") Risk                  -Non-Diversified Fund Risk
-Fixed Income Securities Risk                         -Real Estate Securities Risk
-Foreign Securities Risk                              -Short Sale Risk
-High Portfolio Turnover Risk                         -Small and Medium Size Companies Risk
-Index Management Risk                                -Stripped Securities Risk
-Industry or Sector Investing Risk

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4.   Past Performance
These sections under each Fund would normally show how the Fund's total return has varied from year to year, along with a broad-based market index for reference. Because the Funds have less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

5.   Portfolio Managers
See "Subadviser Information and Management Biographies" for information relating to the Funds' portfolio managers.

                                 SMALL CAP FUNDS
                                 ---------------

EMERGING GROWTH FUND

Subadviser:  MFC Global Investment Management (U.S.), LLC

Investment Objective:      To seek superior long-term rates of return through
                           capital appreciation.

Investment Strategies:     Under normal market conditions, the Fund seeks to
                           achieve its objective by investing, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

The Fund will focus on purchasing high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

The subadviser focuses on a universe of approximately 1000 leading emerging growth stocks (those with growth prospects that are expected to be better than average) derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospects and management interviews. The subadviser then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

         The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its net asset value ("NAV") and performance, include:

           o      Active Management Risk
           o      Equity Securities Risk
           o      Foreign Securities Risk
           o      High Portfolio Turnover Risk
           o      Issuer Risk
           o      Liquidity Risk
           o      Small and Medium Size Companies Risk

Fund Codes
  CLASS 1                  Ticker                                JIEGX
                           CUSIP                             47803V838
                           SEC number                        811-21779

EMERGING SMALL COMPANY FUND

Subadviser:  RCM Capital Management LLC

Investment Objective:       To seek long term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund
                            invests at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small Cap 600 Index.

The subadviser seeks to create an investment portfolio of growth stocks across major industry groups. The portfolio managers evaluate individual stocks based on their growth, quality and valuation characteristics. Examples of growth characteristics include the potential for sustained earnings growth and the development of proprietary products or services; examples of quality characteristics include the integrity of management and a strong balance sheet; and examples of valuation characteristics include relative valuation and upside potential.

In addition to traditional research activities, the portfolio managers use Grassroots (SM) Research which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Fund invests or contemplates investing and provides a "second look" at potential investments and checks market place assumptions about market demand for particular products and services. The subadviser sells securities it deems appropriate in accordance with sound investment practices and the Fund's investment objectives and as necessary for redemption purposes.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
           o      Active Management Risk
           o      Equity Securities Risk
           o      High Portfolio Turnover Risk
           o      Issuer Risk
           o      Liquidity Risk
           o      Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JIEOX
                           CUSIP                             47803V812
                           SEC number                        811-21779

SMALL CAP GROWTH FUND

Subadviser:  Wellington Management Company, LLP

Investment Objective:       To seek long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund
                            invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.75 billion as of February 28, 2007) or the S&P Small Cap 600 Index
                            ($3.74 billion as of February 28, 2007).

The Fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the Fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:
           o      Improving market shares and positive financial trends;
           o      Superior management with significant equity ownership; and
           o      Attractive valuations relative to earnings growth outlook.

The Fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The Fund's sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

Except as otherwise stated under "Additional Investment Policies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities).

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
           o      Active Management Risk
           o      Equity Securities Risk  (including growth investing risk)
           o      Foreign Securities Risk
           o      High Portfolio Turnover Risk
           o      IPOs Risk
           o      Issuer Risk
           o      Liquidity Risk
           o      Small and Medium Size Companies Risk

Fund Codes
  CLASS 1                  Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

  CLASS 1                  Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

SMALL CAP OPPORTUNITIES FUND

Subadviser:  Munder Capital Management

Investment Objective:       To seek long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund
                            invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies.
                            Small-capitalization companies are those companies with market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index ($38 million to $3.75 billion as of February 28, 2007).

The Fund attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The Fund will usually invest in equity securities of domestic and foreign companies that the subadviser believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the subadviser considers these factors, among others, in choosing companies:
           o      A high level of profitability;
           o      Solid management;
           o      A strong, competitive market position; or
           o Management interests that are aligned with shareholder interests.

The Fund may, but is not required to, use any or all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Fund may write covered call options during especially volatile markets. Even though the Fund will receive the option premium to help protect it against loss, a call option sold by the Fund will expose the Fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

The Fund may use ETFs to manage cash and may invest in other investment companies. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may invest in equity securities of larger capitalization companies in addition to small-capitalization companies. The Fund may invest in real estate investment trusts ("REITs").

The Fund's investments in foreign securities may include direct investments in non-U.S. dollar denominated securities traded outside of the U.S. and U.S. dollar-denominated securities of foreign issuers traded in the U.S.as well as indirect investments, such as depositary receipts.

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
           o      Active Management Risk
           o      Credit and Counterparty Risk
           o      Derivatives Risk
           o      Equity Securities Risk  (including value investing risk)
           o      ETFs Risk
           o      Foreign Securities Risk
           o      High Portfolio Turnover Risk
           o      Issuer Risk
           o      Liquidity Risk

           o      Real Estate Securities Risk
           o      Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JISOX
                           CUSIP                             47803X875
                           SEC number                        811-21779

SMALL CAP FUND

Subadviser:  Independence Investments LLC

Investment Objective:       To seek maximum capital appreciation consistent with
                            reasonable risk to principal.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-cap companies whose market capitalizations, at the time of investment, do not exceed the greater of (a)
                            $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($38 million to $3.75 billion as of February 28, 2007), and (c) the market capitalization of the companies in the S&P
                            Small Cap 600 Index ($61 million to $3.74 billion as of February 28, 2007).

The subadviser selects securities for the Fund using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of some of the catalysts the subadviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The Fund may sell a stock, for example, if it reaches the target price set by the subadviser; the subadviser decides, by using the same quantitative screens it analyzed in the selection process, that the stock is statistically overvalued; or the subadviser decides the earnings expectations or fundamental outlook for the company have deteriorated.

The Fund may invest in IPOs. The Fund may purchase other types of securities, for example: U.S. dollar denominated foreign securities and American Depositary Receipts (ADRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

As timing the market is not an important part of the subadviser's investment strategy, cash reserves will normally represent a small portion of the Fund's total assets (under 20%).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
           o      Active Management Risk
           o      Credit and Counterparty Risk
           o      Derivatives Risk
           o      Equity Securities Risk
           o      ETFs Risk
           o      IPOs Risk
           o      Issuer Risk
           o      Liquidity Risk
           o      Small and Medium Size Companies Risk

Fund Codes

CLASS 1                    Ticker                                JISPX
                           CUSIP                             47803X800

                           SEC number                        811-21779

SMALL CAP VALUE FUND

Subadviser:  Wellington Management Company, LLP

Investment Objective:       To seek long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the Fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.75 billion as of February 28, 2007) or the S&P Small Cap 600 Index
                            ($3.74 billion as of February 28, 2007).

The Fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:
           o      Sustainable competitive advantages within a market niche;
           o      Strong profitability and free cash flows;
           o      Strong market share positions and trends;
           o      Quality of and share ownership by management; and
           o Financial structures that are more conservative than the relevant industry average.

The Fund's sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The Fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
           o      Active Management Risk
           o      Credit and Counterparty Risk
           o      Derivatives Risk
           o      Equity Securities Risk  (including value investing risk)
           o      ETFs Risk
           o      Foreign Securities Risk
           o      IPOs Risk
           o      Issuer Risk
           o      Real Estate Securities Risk
           o      Small and Medium Size Companies Risk

Fund Codes

CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

SMALL COMPANY FUND

Subadviser:  American Century Investment Management, Inc.

Investment Objective:       To seek long-term capital growth.

Investment Strategies:      Under normal market conditions, the
                            Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in stocks of U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index. The market cap range of the Index as of February 28, 2007 was $61 million to $3.74 billion.

If the companies in which the Fund invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the subadviser determines that the availability of small-sized companies in which to invest is not adequate to meet the Fund's investment needs, the subadviser may invest up to 20% of the Fund's assets in medium- and larger-sized companies.

The subadviser uses quantitative, computer-driven models to construct the portfolio of stocks for the Fund. The Fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the subadviser ranks stocks, primarily smaller U.S. companies, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measure of its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk.

The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the Fund essentially fully invested in stocks regardless of the movement of the stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index future contracts. The Fund limits its purchase of debt obligations to investment-grade obligations. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks.

The subadviser generally sells stocks from the Fund's portfolio when the subadviser believes:
           o a stock becomes too expensive relative to other stock opportunities;
           o      a stock's risk parameters outweigh its return opportunity;
           o      more attractive alternatives are identified; or
           o      specific events alter a stock's prospects.

The Fund may invest in IPOs. The Fund is authorized to use each of the investment strategies listed under "Additional Investment Policies" including, without limitation, investing in U.S. government securities and entering into short sales. The Fund may also purchase securities of other investment companies, including ETFs, and cash and cash equivalents. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
           o      Active Management Risk
           o      Credit and Counterparty Risk

           o      Derivatives Risk
           o      Equity Securities Risk
           o      ETFs Risk
           o      High Portfolio Turnover Risk
           o      IPOs Risk
           o      Issuer Risk
           o      Liquidity Risk
           o      Small and Medium Size Companies Risk

Fund Codes
CLASS  1                   Ticker                                JISNX
                           CUSIP                             47803X867
                           SEC number                        811-21779

SMALL COMPANY GROWTH FUND

Subadviser: AIM Capital Management, Inc.

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowing for investment purposes) in securities of small capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 28, 2007, the capitalization of companies included in the Russell 2000 Index ranged from $38 million to $3.75 billion.

The Fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments and may include warrants, futures, options, ETFs and American Depositary Receipts
(ADRs). The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

In selecting investments, the subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The subadviser anticipates that the Fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The subadviser allocates investments among fixed-income securities based on its view as to the best values then available in the marketplace. The subadviser considers whether to sell a particular security when any of these factors materially changes.

The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
           o      Active Management Risk
           o      Credit and Counterparty Risk
           o      Derivatives Risk
           o      Equity Securities Risk
           o      Foreign Securities Risk
           o      Issuer Risk
           o      Liquidity Risk
           o      Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JISRX
                           CUSIP                             47803X859
                           SEC number                        811-21779

SMALL COMPANY VALUE FUND

Subadviser:  T. Rowe Price Associates, Inc.

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund
                            invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000
                            Index ($38 million to $3.75 billion as of February 28, 2007). The Fund invests in small companies whose common stocks are believed to be undervalued.

Reflecting a value approach to investing, the Fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser's in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:
        o Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;
        o Low stock price relative to a company's underlying asset values;
        o Above-average dividend yield relative to a company's peers or its own historic norm;
        o A plan to improve the business through restructuring; and/or
        o A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities (up to 20% of its net total assets), futures, and options. The Fund may invest in fixed income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment grade fixed income securities ("junk bonds"). Since the Fund invests primarily in equity securities, the risks associated with fixed income securities will not affect the Fund as much as they would a fund that invests more of its assets in fixed income securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
           o      Active Management Risk
           o      Credit and Counterparty Risk
           o      Derivatives Risk
           o      Equity Securities Risk  (including value investing risk)
           o      Fixed Income Securities Risk
           o      Foreign Securities Risk
           o      Issuer Risk
           o      Liquidity Risk
           o      Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JISVX
                           CUSIP                             47803X834
                           SEC number                        811-21779

SPECIAL VALUE FUND

Subadviser:  Wellington Management Company, LLP

Investment Objective:       To seek long-term capital growth.

Investment Strategies:      Under normal market conditions, the Fund
                            invests at least 80% of its net assets in common stocks and other equity securities of small capitalization U.S. companies. Small capitalized companies are defined as those whose market capitalization at the time of investment is no greater than (a) $5 billion or (b) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater.

As of February 28, 2007, the market capitalization range of the Russell 2000 Index was $38 million to $3.75 billion. Securities of companies whose market capitalizations no longer meet the definition of smaller capitalized companies after purchase by the Fund still will be considered to be securities of small capitalization companies for the purpose of the Fund's 80% investment policy. The size of companies in the Index changes with market conditions and the composition of the Index. Equity securities include exchange-traded and over-the-counter common stocks and preferred shares; debt securities convertible into equity securities; warrants and rights relating to equity securities; American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs); and ETFs that represent or track small capitalized companies. The Fund may invest up to 20% of the value of its net assets in shares of companies with market capitalizations higher than smaller capitalization companies.

The subadviser emphasizes individual security selection while spreading the Fund's investments among industries and sectors. The subadviser uses both quantitative and fundamental methods to identify stocks of smaller capitalization companies it believes have a high probability of outperforming other stocks in the same industry or sector. (Quantitative methods are screening mechanisms to identify potential investments and include review of: (a) stock yields, (b) stock prices, (c) cash flow and (d) rankings).

The subadviser uses quantitative parameters to select a universe of smaller capitalized companies that fit the Fund's general investment criteria. (Quantitative parameters are the values used to evaluate investments). In selecting individual securities from within this range, the subadviser looks for "value" attributes, such as:
           o      Low stock price relative to earnings, book value and cash flow
           o      High return on invested capital

The subadviser also uses quantitative methods to identify catalysts and trends that might influence the Fund's industry or sector focus, or the subadviser's individual security selection.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
           o      Active Management Risk
           o      Credit and Counterparty Risk
           o      Equity Securities Risk  (including value investing risk)
           o      ETF Risk
           o      Issuer Risk
           o      Liquidity Risk
           o      Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JIPEX
                           CUSIP                             47803X818
                           SEC number                        811-21779

VALUE OPPORTUNITIES FUND

Subadviser:  Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:       To seek long-term capital growth.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its assets in securities of small- and mid-cap companies and the Fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with similar market capitalizations
                            ("small- and mid-cap companies"). As of February 28, 2007, the average market capitalization of companies in the Russell 2500 Index ranged from $38 million to $8.76 billion. In addition, as of February 28, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $1.37 billion, and the median market capitalization was approximately $876 million.

The subadviser uses proprietary research and multiple quantitative models to identify small and mid-cap company stocks it believes have improving fundamentals and which trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund's portfolios for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

  The Fund's benchmark is the Russell 2500 Value Index, which measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
           o      Active Management Risk
           o      Credit and Counterparty Risk
           o      Derivatives Risk
           o      Equity Securities Risk  (including value investing risk)
           o      Issuer Risk
           o      Liquidity Risk
           o      Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

                       MID CAP FUNDS
                       -------------

DYNAMIC GROWTH FUND

Subadviser:  Deutsche Investment Management Americas Inc.

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets in stocks and other equity securities of medium-sized U.S. companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell MidCap Growth Index.
                            As of February 28, 2007, the average market capitalization of companies in the Russell
                            MidCap Growth Index ranged from $1.29 billion to $20.77 billion.

The subadviser believes these medium-sized companies contain the greatest concentration of businesses with significant growth prospects.

The subadviser focuses on individual security selection rather than industry selection. The subadviser uses an active process which combines financial analysis with company visits to evaluate management and strategies. The subadviser may invest in internet related companies.

The Fund may invest in convertible securities when it is more advantageous than investing in a company's common stock. The Fund may also invest up to 20% of its net assets in stocks and other securities of foreign companies.

  Company research lies at the heart of the subadviser's investment process. The subadviser uses a "bottom-up" approach to picking securities. This approach focuses on individual stock selection rather than industry selection.

The subadviser focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

The subadviser emphasizes individual selection of medium-sized stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

The subadviser generally seeks companies with leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

GROWTH OPPORTUNITIES FUND

Subadviser:  Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:       To seek long-term capital growth.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets in small and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth
                            Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index ("small- and mid-cap companies"). As of February 28, 2007, the market capitalizations of companies in the Russell 2500
                            Index ranged from $38 million to $8.76 billion. In addition, as of February 28, 2007, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately
                            $1.37 billion, and the median market capitalization was approximately $876 million.

The subadviser uses proprietary research and multiple quantitative models to identify small - and mid-cap company stocks the subadviser believes have improving fundamentals. The subadviser then narrows the selection to small and mid-cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund's benchmark is the Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

MID CAP INTERSECTION FUND

Subadviser: Wellington Management Company, LLP

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund, "medium-sized companies" are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell
                            MidCap Index ($849 million to $20.77 billion as of February 28, 2007) or the S&P MidCap 400
                            Index ($589 million to $12.46 billion as of February 28, 2007).

The portfolio of the Fund is constructed stock by stock, an investment approach the subadviser refers to as "bottom-up." The Fund combines the subadviser's proprietary fundamental and quantitative research inputs to create a portfolio of holdings within a disciplined framework.

The Fund invests primarily in a diversified portfolio of equity securities based on the combined ratings of the subadviser's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon the subadviser's fundamental analysis. The subadviser's fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

The subadviser then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. The subadviser's assessment of "timeliness" focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

In constructing the portfolio of the Fund, the subadviser analyzes and monitors different sources of active management risk including stock-specific risk, industry risk and style risk. The goal of this analysis is that the portfolio remains well diversified, and does not take large industry and style positions relative to the portfolio's market benchmark, as an unintended consequence of bottom-up stock picking.

The Fund may invest in IPOs and ETFs.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk
o        ETFs Risk
o        IPOs Risk
o        Issuer Risk
o        Liquidity Risk
o        Small and Medium Size Company Risk

Fund Codes
CLASS 1                    Ticker                                JMIOX
                           CUSIP                             41015H638
                           SEC number                               --

MID CAP STOCK FUND

Subadviser:  Wellington Management Company, LLP

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium- sized companies with significant capital appreciation potential. For the Fund, "medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell
                            MidCap Index ($849 million to $20.77 billion as of February 28, 2007) or the S&P MidCap 400
                            Index ($589 million to $12.46 billion as of February 28, 2007).

The subadviser's investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Equity Securities Risk  (including growth investing risk)
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JIMSX
                           CUSIP                             47803V168
                           SEC number                        811-21779

MID CAP VALUE EQUITY FUND

Subadviser:  RiverSource Investments, LLC

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell
                            MidCap Value Index. As of February 28, 2007, the range of this Index was between $849 million and $20.01 billion. The market capitalization range of the index is subject to change.

Up to 20% of the net assets of the Fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the Fund's objectives, the subadviser chooses equity investments by:
o Selecting companies that are undervalued based on a variety of measures, such as price to earnings ratios, price/book ratios, current and projected earnings, current and projected dividends, and historic price levels.
o       Identifying companies with growth potential based on:
o       effective management, as demonstrated by overall performance, and
o       financial strength.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:
o The security is overvalued relative to alternative investments.
o The security has reached the subadviser's price objective.
o The company has met the subadviser's earnings and/or growth expectations.
o The company or the security continues to meet the other standards described above.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Equity Securities Risk
o       Foreign Securities Risk
o       Industry and Sector Risk
o       Issuer Risk
o       Liquidity Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    CUSIP                            41015E7874
                           SEC number                        811-21779

MID CAP VALUE FUND

Subadviser:  Lord, Abbett & Co. LLC

Investment Objective:       To seek capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 80% of its net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations within the market capitalization range of companies in the Russell MidCap Index ($849 million to $20.77 billion as of February 28, 2007). The Fund invests 65% of its total assets in equity securities which it believes to be undervalued in the marketplace.

The subadviser uses a value approach in managing the Fund. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify these companies, the subadviser looks for such factors as:
o       Changes in economic and financial environment
o       New or improved products or services
o Improved efficiencies resulting from new technologies or changes in distribution
o       New or rapidly expanding markets
o       Price increases for the company's products or services
o       Changes in management or company structure
o Changes in government regulations, political climate or competitive conditions

The Fund may invest up to 10% of its total assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. that are traded in the U.S. to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Equity Securities Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JIMVX
                           CUSIP                             47803V143
                           SEC number                        811-21779

QUANTITATIVE MID CAP FUND

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Investment Objective:       To seek long-term capital growth.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.
                            mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. U.S. mid-cap stocks are defined by Morningstar as having a capitalization range of $1 billion to $8 billion as of February 28, 2007. The Fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall Fund volatility and increase performance.

Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value or capitalization. Market capitalization is defined according to Morningstar as follows: rather than a fixed number of"large cap" or "small cap" stocks, Morningstar uses a flexible system that is not adversely affected by overall movements in the market. Large-cap stocks are defined as the group that accounts for the top 70% of the capitalization of the Morningstar domestic stock universe; mid-cap stocks represent the next 20%; and small-cap stocks represent the balance. The Morningstar stock universe represents approximately 99% of the U.S. market for actively traded stocks.

The subadviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and the subadviser's equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap companies' securities with strong industry positions, leading market shares, proven managements and strong balance sheets. The analysts then rank all such securities of such companies based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may also invest in fixed income securities including money market instruments.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Equity Securities Risk
o       Fixed Securities Income Risk
o       Foreign Securities Risk
o       High Portfolio Turnover Risk
o       Issuer Risk
o       Liquidity Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JIQMX
                           CUSIP                             47803X206

                           SEC number                        811-21779

VALUE FUND

Subadviser:  Morgan Stanley Investment Management Inc. doing business as Van
Kampen

Investment Objective:       To realize an above-average total return over a
                            market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:      Under normal market conditions, the Fund invests
                            in equity securities of companies with
                            capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index
                            ($849 million to $20.01 billion as of February
                            28, 2007).

The Fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and American Depositary Receipts
(ADRs). The Fund may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The Fund may invest up to 15% of its net assets in REITs.

The subadviser's approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell MidCap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The Fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the Fund's assets in companies with smaller or larger market capitalizations.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Equity Securities Risk (including value investing risk)
o       Issuer Risk
o       Liquidity Risk
o       Real Estate Securities Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

VISTA FUND

Subadviser:  American Century Investment Management, Inc.

Investment Objective:       To seek long-term capital growth.

Investment                  Under normal market conditions, the Fund
                            invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell
                            MidCap Value Index ($849 million to $20.01 billion as of February 28, 2007).

In managing the Fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the Fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser uses its extensive computer database, as well as other primary analytical research tools, to track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The subadviser's principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

Although the subadviser intends to invest the Fund's assets primarily in U.S. stocks, the Fund may invest in securities of foreign companies, including companies located in emerging markets. The Fund may also invest in IPOs.

The subadviser does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the subadviser believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Fund generally limits its purchase of debt securities to investment grade obligations. Futures contracts, a type of derivative security can help the Fund's cash assets remain liquid while performing more like stocks.

In addition, the Fund may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the subadviser believes that this strategy provides substantial appreciation over the long term, in the short term it can create a significant amount of price volatility. This volatility may be greater than that of the average stock fund.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk
o       Foreign Securities Risk (including emerging market risk)
o       High Portfolio Turnover Risk
o       IPOs Risk
o       Issuer Risk
o       Liquidity Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JIVTX
                           CUSIP                             47803X651
                           SEC number                        811-21779

                                 LARGE CAP FUNDS
                                 ---------------
ALL CAP CORE FUND

Subadviser:   Deutsche Investment Management Americas Inc.

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests in
                            common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those within the Russell 3000 Index.

The Fund may invest in all types of equity securities including common stocks, preferred stocks and preferred and preference stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The Fund may also invest in U.S. Government securities.

The subadviser pursues an actively managed, quantitative investment process. The subadviser's investment philosophy is based on three central tenets:
o Securities have an intrinsic value from which they deviate over time. The subadviser believes that the best way to measure a security's fair value is relative to its peers within its own industry.
o Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.
o Quantitative investment models provide an improved framework for selecting miss priced stocks in an unbiased, consistent and repeatable manner.

The subadviser blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadviser's proprietary U.S. stock evaluation model, the Quantitative Investment Model, incorporates valuation and growth investment parameters and is used to select securities. The subadviser believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a "pure" stock selection process that seeks to add value in any market environment. The subadviser also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

The subadviser extensively screens the Russell 3000 Index universe using multiple investment parameters to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Equity Securities Risk
o       Fixed Income Securities Risk

o       High Portfolio Turnover Risk
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                             41015E775
                           SEC number                        811-21779

ALL CAP GROWTH FUND

Subadviser:  AIM Capital Management, Inc.

Investment Objective:       To seek long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests
                            its assets principally in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

The Fund's portfolio is comprised of securities of two basic categories of companies:
o "core" companies, which the subadviser considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and
o       "earnings acceleration" companies
which the subadviser believes are currently enjoying a dramatic increase in profits.

The Fund may also purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 20% of the total assets of the Fund. American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 25% limitation.

The Fund uses hedging and other strategic transactions and may:
o       purchase and sell stock index futures contracts,
o purchase options on stock index futures as a hedge against changes in market conditions,
o purchase and sell futures contracts and purchase related options in order to hedge the value of its portfolio against changes in market conditions,
o write (sell) covered call options (up to 25% of the value of its portfolio's net assets), or
o foreign exchange transactions to hedge against possible variations in foreign exchange rates between currencies of countries in which the Fund is invested including: the direct purchase or sale of foreign currency, the purchase or sale of options on futures contract with respect to foreign currency, the purchase or sale of forward contracts, exchange traded futures contracts and options of futures contracts.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o        Active Management Risk
o        Credit and Counterparty Risk
o        Derivatives Risk
o        Equity Securities Risk
o        Foreign Securities Risk
o        High Portfolio Turnover Risk
o        Issuer Risk
o        Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                JICGX
                           CUSIP                             47803V408
                           SEC number                        811-21779

ALL CAP VALUE FUND

Subadviser:  Lord, Abbett  & Co. LLC

Investment Objective:       To seek capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund
                            invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell
                            1000 Index ($849 million to $410.66 billion as of February 28, 2007). This range varies daily. The Fund will invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The Fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser's emphasis on large, seasoned company value stocks may limit the Fund's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The Fund may invest up to 10% of its net assets in foreign equity securities. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Equity Securities Risk (includes value investing risk)
o       Issuer Risk
o       Liquidity Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JICVX
                           CUSIP                             47803V606
                           SEC number                        811-21779

BLUE CHIP GROWTH FUND

Subadviser:  T. Rowe Price Associates, Inc.

Investment Objective:       To provide long-term growth of capital. Current
                            income is a secondary objective.

Investment Strategies:      Under normal market conditions, the Fund
                            invests at least 80% of its net assets
                            (plus any borrowing for investment
                            purposes) in the common stocks of large and medium-sized blue chip growth companies.
                            These are firms that, in the subadviser's view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. The subadviser's analysts will evaluate the depth and breadth of a company's management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The Fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the Fund but may include non-investment grade debt securities ("junk bonds"). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Equity Securities Risk (including growth investing risk)
o       Fixed Income Securities Risk
o       Foreign Securities Risk
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                JIBCX
                           CUSIP                             47803V804
                           SEC number                        811-21779

CAPITAL APPRECIATION FUND

Subadviser:  Jennison Associates LLC

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund
                            invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the Fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the Fund is not likely to receive significant dividend income on its securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the Fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) REITs; (v) IPOs and similar securities. (Convertible securities are securities -- like bonds, corporate notes and preferred stocks -- that the Fund can convert into the company's common stock, cash value of common stock, or some other equity security).

The Fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and favorably valued.

In addition to the principal strategies discussed above, the Fund may also use the following investment strategies to attempt to increase the Fund's return or protect its assets if market conditions warrant:
o      The Fund may make
short sales of a security including short sales "against the box."
o The Fund may invest up to 20% of the Fund's total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities).
o The Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
o The Fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.
o The Fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The Fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
o       The Fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Equity Securities Risk (including value investing risk)
o       Fixed Income Securities Risk
o       Foreign Securities Risk
o       High Portfolio Turnover Risk
o       IPO Risk
o       Issuer Risk
o       Liquidity Risk
o       Mortgage-Backed and Asset-Backed Securities Risk
o       Short Sale Risk

Fund Codes
CLASS 1                    Ticker                                JICPX
                           CUSIP                             47803V879
                           SEC number                        811-21779

CLASSIC VALUE FUND

Subadviser:  Pzena Investment Management, LLC.

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its assets in domestic equity securities. The Fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S.
                            Exchange or the NASDAQ market.

In managing the Fund, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

In choosing individual securities, the subadviser screens a universe of the 500 largest U.S. listed companies to construct a portfolio of approximately 30 to 40 stocks that the subadviser believes generally have the following characteristics:
o cheap on the basis of current price to estimated normal level of earnings;
o       current earnings below normal levels;
o       a sound plan to restore earnings to normal; and
o       a sustainable business advantage.

Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to the subadviser's estimate of normal long-term earnings power. The subadviser's management team then focuses its research efforts on companies in the most undervalued 20% of the universe. After performing rigorous in-depth analysis that typically culminates in discussions with senior company management, the subadviser refines its earnings model and makes its final investment decision.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the Fund's investments avoid the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser automatically sells a security when it reaches fair value (i.e., the price fairly reflects the normal earnings power and the stock falls to the mid point in the subadviser's ranking system). The subadviser also will generally sell a security when there are more attractive opportunities or there is a change in company fundamentals.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The subadviser seeks to maintain a fully invested portfolio (generally at least 90% invested), but does not try to make investment decisions based on short-term trends in the stock market. Therefore, if attractively priced stocks cannot be found, the Fund's cash levels will increase. To the extent the Fund's cash levels increase, its ability to achieve its investment objective will be limited.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Equity Securities Risk
o       Foreign Securities Risk
o       Issuer Risk
o       Liquidity Risk
o       Non-Diversified Fund Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

CORE EQUITY FUND

Subadviser:  Legg Mason Capital Management, Inc.

Investment Objective:       To seek long-term capital growth.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowings for investment purposes) in equity securities that, in the subadviser's opinion, offer the potential for capital growth.

The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, its ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

The Fund may also invest in debt securities of companies having one or more of the above characteristics. The Fund may invest up to 20% of its net assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

Principal Risks of Investing in this Fund

The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Equity Securities Risk
o       Fixed Income Securities Risk
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                JICRX
                           CUSIP                             47803V853
                           SEC number                        811-21779

EQUITY-INCOME FUND

Subadviser:  T. Rowe Price Associates, Inc.

Investment Objective:       To provide substantial dividend income and also
                            long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

The subadviser believes that income can contribute significantly to total return over time and expects the Fund's yield to exceed that of the S&P 500 Index. Dividends can also help reduce the Fund's volatility during periods of market turbulence and help offset losses when stock prices are falling.

The Fund employs a "value" approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock's intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company's underlying financial condition and prospects, and to assess the likelihood that a stock's underlying value will be recognized by the market and reflected in its price.

The Fund will generally consider companies with the following characteristics:
o       established operating histories;
o       above-average dividend yield relative to the S&P 500 Index;
o       low price/earnings ratios relative to the S&P 500 Index;
o       sound balance sheets and other financial characteristics; and
o low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

The Fund may also purchase other types of securities in keeping with its objective, including:
o U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
o       preferred stocks;
o       convertible stocks, bonds, and warrants; and
o       futures and options.

The Fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities ("junk bonds").

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains more complete description of such instruments and the risks associated therewith.

In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk (including value investing risk)
o       Fixed Income Securities Risk
o       Foreign Securities Risk
o       Issuer Risk
o       Liquidity Risk

The Fund's emphasis on stocks of established companies paying high dividends, and its potential investments in fixed income securities, may limit its potential appreciation in a broad market advance.

Fund Codes
CLASS 1                    Ticker                                JIEMX
                           CUSIP                             47803V788
                           SEC number                        811-21779

FUNDAMENTAL VALUE FUND

Subadviser:  Davis Selected Advisers, L.P.

Investment Objective:       To seek growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests in
                            common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the Fund's portfolio. The Davis Investment Discipline involves conducting extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.
o       Proven track record
o       Significant personal ownership in business
o       Strong balance sheet
o       Low cost structure
o       High after-tax returns on capital
o       High quality of earnings
o       Non-obsolescent products/services
o       Dominant or growing market share
o       Participation in a growing market
o       Global presence and brand names

The subadviser's goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The Fund may also invest up to 20% of total assets in foreign securities and fixed income securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Equity Securities Risk (including value investing risk)
o       Fixed Income Securities Risk
o       Foreign Securities Risk
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                JIFLX
                           CUSIP                             47803V762
                           SEC number                        811-21779

GROWTH & INCOME FUND

Subadviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:       To seek income and long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 65% of its total assets in a diversified mix of common stocks of large U.S. companies.

The subadviser selects stocks that it believes have improving fundamentals and attractive valuations. Stocks are purchased that appear to be undervalued relative to their peers and to have improving earnings growth prospects. The subadviser seeks to maintain risk and sector characteristics similar to its market benchmark, the Russell 1000 Index. The Fund is a large cap stock portfolio. The subadviser normally invests at least 65% (usually higher) of the Funds's total assets in companies with market capitalizations that are within the range of capitalizations of the companies in the Russell 1000 Index ($849 million to $410.66 billion as of February 28, 2007) or the S&P 500 Index ($1.42 billion to $410.66 billion as of February 28, 2007).

The Fund may invest in initial public offerings (IPOs). The Fund may purchase other types of securities that are not primary investment vehicles, for example:
U.S. dollar denominated foreign securities and American Depositary Receipts
(ADRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Equity Securities Risk (including value investing risk)
o       Issuer Risk
o       Liquidity Risk
o       IPOs Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

GROWTH FUND

Subadviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:       To seek long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests
                            in equity securities of U.S. companies that, at the time of investment, are included in the Russell 1000 Index, or have size and growth characteristics similar to companies included in the Index. The Fund seeks to achieve its objective by outperforming its benchmark, Russell 1000
                            Growth Index. As of February 28, 2007 the market cap range of the Russell 1000 Index was $849 million to $410.66 billion.

The subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund's benchmark is the Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company. As of February 28, 2007, the market cap range of the Russell 1000 Growth Index was $1.29 billion to $410.66 billion.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk (including value investing risk)
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

INTRINSIC VALUE FUND

Subadviser:  Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:       To seek long-term capital growth.

Investment Strategies:      Under normal market conditions, the Fund invests in
                            equity securities of U.S. compfanies whose stocks, at the time of investment, are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 1000 Value Index. As of February 28, 2007, the market capitalization range of the Russell 1000
                            Index was $849 million to $410.66 billion.

The subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued or have improving fundamentals and positive sentiment. Generally, these stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The Fund's benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company. As of February 28, 2007 the market cap range of the Russell 1000 Value Index was $849 million to $410.66 billion.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk (including value investing risk)
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

LARGE CAP FUND

Subadviser:  UBS Global Asset Management (Americas) Inc.

Investment Objective:       To seek to maximize total return, consisting of
                            capital appreciation and current income.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S.
                            large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Fund's benchmark, the Russell 1000 Index. As of February 28, 2007, the market capitalization range of the Russell 1000
                            Index was $849 million to $410.66 billion.

In general, the Fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net asset in equity securities of small and intermediate capitalization companies. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, IPOs, ETFs, shares of investment companies, convertible securities, warrants and rights. For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage Fund risks.

In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser will select a security whose estimated fundamental value is greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a Fund of stock with attractive relative price/value characteristics.

The Fund may invest a portion of its assets in securities outside its capitalization range as described above.

The subadviser actively manages the Fund which may, at times, result in a higher than average Fund turnover ratio.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk (including value investing risk)
o       ETFs Risk
o       High Portfolio Turnover Risk
o       IPOs Risk
o       Issuer Risk
o       Liquidity Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JILPX
                           CUSIP                             47803X614
                           SEC number                        811-21779

LARGE CAP VALUE FUND

Subadviser:  BlackRock Investment Management, LLC

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value
                            Index. The Fund will seek to achieve this objective by investing in a diversified portfolio of equity securities of large cap companies located in the U.S. The Fund will seek to outperform the Russell
                            1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations. As of February 28, 2007, the capitalization range of the Russell 1000 Value Index was $849 million to $410.66 billion.

The subadviser selects from among companies that are, at the time of purchase, included in the Russell 1000Value Index. The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

In selecting securities for the Fund, the subadviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The subadviser looks for strong relative earnings growth, earnings quality and good relative valuation.A company's stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the Fund.

After the initial screening, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund will not hold all the stocks in the Russell 1000 Value Index and because the Fund's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an "index" fund. In seeking to outperform the Fund's benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:
o       Relative price to earnings and price to book ratios;
o       Stability and quality of earnings;
o       Earnings momentum and growth;
o       Weighted median market capitalization of the Fund;
o Allocation among the economic sectors of the Fund as compared to the benchmark index; and
o       Weighted individual stocks within the applicable index.

The Fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (ADRs).

The Fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Equity Securities Risk, (including value investing risk)
o       Fixed Income Securities Risk
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                JICZX
                           CUSIP                             47803V580
                           SEC number                        811-21779

QUANTITATIVE ALL CAP FUND

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 65% of its total assets in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

The subadviser ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data). The management team will then use fundamental analysis to identify large, mid and small cap companies with strong industry position, leading market share, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the Fund.

The Fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The Fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the Fund and as permitted by applicable securities legislation: buying futures and S&P Depositary Receipts. Such use would include the hedging of significant cash flows into or out of the Fund.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk
o       Foreign Securities Risk
o       High Portfolio Turnover Risk
o       Issuer Risk
o       Liquidity Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

QUANTITATIVE VALUE FUND

Subadviser: MFC Global Investment Management (U.S.A.) Limited

Investment Objective:       To seek long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests  at
                            least 65% of its total assets in large-cap U.S.
                            securities with the potential for long-term growth of capital.

The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The Fund may also invest in foreign securities.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Equity Securities Risk (including value investing risk)
o       Foreign Securities Risk
o       High Portfolio Turnover Risk
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                JIQVX
                           CUSIP                             47803X305
                           SEC number                        811-21779

U.S. GLOBAL LEADERS GROWTH FUND

Subadviser:  Sustainable Growth Advisers, L.P.

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests
                            least 80% of its net assets (plus any borrowing for investment purposes) in stocks of companies the subadviser regards, at the time of investment, as "U.S. Global Leaders." The Fund invests in common stocks of U.S. Global Leaders companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

As a result of its investment strategy, the Fund invests in large capitalization companies (companies in the capitalization range of the S&P 500 Index $1.42 billion to $410.66 billion as of February 28, 2007). The subadviser considers U.S. Global Leaders to be U.S. companies with multi-national operations that typically exhibit the following sustainable growth characteristics:

o Hold leading market share of their relevant industries that result in high profit margins and high investment returns.
o Supply consumable products or services so that their revenue streams are recurring.

The subadviser seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as the subadviser believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

The Fund may invest in other types of equities and foreign stocks.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Equity Securities Risk
o       Foreign Securities Risk
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                JIGUX
                           CUSIP                             47803X719
                           SEC number                        811-21779

U.S. MULTI SECTOR FUND

Subadviser:  Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:       To seek long term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowing for investment purposes) in investments that are tied economically to the U.S. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of February 28, 2007, the market capitalizations of companies included in the Russell 3000 Index ranged from $38 million to $410.66 billion.

In managing the Fund, the subadviser uses proprietary research and quantitative models to determine the Fund's selections of securities. These models use rolling multi-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small cap value, small cap growth, and real estate/ REIT) in which the Fund invests.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Equity Securities Risk
o       Issuer Risk
o       Liquidity Risk
o       Real Estate Securities Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                             47803X644
                           SEC number                        811-21779

VALUE & RESTRUCTURING FUND

Subadviser: UST Advisers, Inc.

Investment Objective:       To seek long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 65% of its total assets in common stocks of U.S. and foreign companies whose share price, in the opinion of the subadviser, does not reflect the economic value of the company's assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcings, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.

In addition, the Fund's strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Equity Securities Risk
o       Foreign Securities Risk
o       Issuer Risk
o       Liquidity Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JIVSX
                           CUSIP                             47803X699
                           SEC number                        811-21779

                               INTERNATIONAL FUNDS
                               -------------------

EMERGING MARKETS VALUE FUND

Subadviser: Dimensional Fund Advisors

Investment Objective:       To seek long-term capital appreciation.

Investment Strategies:      Under normal circumstances, the Fund will invest at
                            least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

The Fund seeks long-term capital growth through investment primarily in emerging market equity securities. The Fund seeks to achieve its investment objective by investing in companies associated with emerging markets designated by the Investment Committee of the subadviser ("Approved Markets") from time to time. The Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (See below for a definition of Approved Market securities.) These exchanges may be either within or outside the issuer's domicile country. The securities may be listed or traded in the form of American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other types of depositary receipts.

The Fund seeks to achieve its objective by purchasing emerging market equity securities that are deemed by the subadviser to be value stocks at the time of purchase. The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The Fund's policy is to seek to achieve its investment objective by purchasing emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadviser to be value stocks at the time of purchase, as described in the paragraph above. The Fund may not invest in certain eligible companies or Approved Markets described above or achieve approximate market weights because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the Fund's policy to invest no more than 25% of its total assets in any one industry.

The Fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly-owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the Fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Fund and other affiliated funds.

The Fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States.

The Fund's policy of seeking broad market diversification means the subadviser will not utilize "fundamental" securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadviser will prepare lists of value stocks that are eligible for investment. Such lists will be revised no less than semi-annually.

The Fund does not seek current income as an investment objective, and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

Approved Markets
As of the date of this Prospectus, the Fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the Fund and characteristics of each country's markets. The Investment Committee of the subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the Fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past.

Brazil                         Israel                     Taiwan
Chile                          Malaysia                   Thailand
China                          Mexico                     Turkey
Czech Republic                 Philippines
Hungary                        Poland
India                          South Africa
Indonesia                      South Korea

Approved Market Securities
"Approved Market securities" are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the Fund's benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk

o       Derivatives Risk
o       Equity Securities Risk (including value investing risk)
o       Foreign Securities Risk (including emerging markets and currency risk)
o       Investment Company Securities Risk
o       Issuer Risk
o       Liquidity Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JEMBX
                           CUSIP                             41015H737
                           SEC number                               --

GLOBAL FUND

Subadviser:  Templeton Global Advisors Limited

Investment Objective:       To seek long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests
                            primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the Fund generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The Fund may lend certain of its securities.

When choosing equity investments for the Fund, the subadviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/ earnings ratio, price/ cash flow ratio, profit margins and liquidation value.

The Fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the Fund's total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk (including value risk investing)
o       Foreign Securities Risk (including emerging market risk)
o       Fixed Income Security Risk
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

INTERNATIONAL GROWTH FUND

Subadviser:   Grantham, Mayo, Van Otterloo & Co. LLC

Investment Objective:       To seek high total return primarily through capital
                            appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 80% of its total assets in equity investments. The Fund typically invests in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

The Fund seeks to achieve its objective by outperforming its benchmark, the S&P/Citigroup Primary Market Europe, Pacific, Asia Composite Growth Style Index.

The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks the subadviser believes have improving fundamentals and prices that reflect the relevant market's discount to their fundamental value. The subadviser maintains diversification across countries, and tilt the Fund's portfolio in favor of countries that the subadviser believes have the highest growth prospects or that the subadviser believes are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The Fund may also take active over weighted and underweighted positions in particular currencies relative to its benchmark.

The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk (including growth investing risk)
o       Foreign Securities Risk
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

INTERNATIONAL OPPORTUNITIES FUND

Subadviser:  Marsico Capital Management, LLC

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund invests in companies of any size throughout the world. The Fund invests in issuers from at least three different countries not including the U.S.
                            The Fund invests in common stocks of companies operating in emerging markets.

The Fund normally maintains a core position of between 35 and 50 common stocks. The Fund may hold a limited number of additional common stocks at times such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the subadviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the "top-down" analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the subadviser may visit with various levels of a company's management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell a Fund's investments in portfolio companies if, in the opinion of the subadviser, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Fund's core investments generally are comprised of established companies and securities that exhibit growth characteristics. However, the portfolio also may typically include companies with more aggressive growth characteristics, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition.

Primarily for hedging purposes, the Fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the Fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds ("junk bonds") and mortgage and asset-backed securities. The Fund may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk (including growth inventory risk)
o       Foreign Securities Risk (including emerging markets risk)
o       High Portfolio Turnover Risk
o       Issuer Risk
o       Liquidity Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    Ticker                                JIIOX
                           CUSIP                             47803V713
                           SEC number                        811-21779

INTERNATIONAL SMALL CAP FUND

Subadviser:  Templeton Investment Counsel, LLC

Investment Objective:       To seek long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund will
                            invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies including emerging markets which have total stock market capitalizations or annual revenues of $4 billion or less.

In some emerging markets, the Fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The Fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which are what they can be converted into).

The Fund may invest more than 25% of its total assets in the securities of issuers located in any one country. At least 65% of the Fund's total assets are normally invested in foreign securities representing a minimum of three countries (other than the United States).

When choosing equity investments for this Fund, the subadviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/earnings ratio, profits margins and liquidation value.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk (including value investing risk)
o       Foreign Securities Risk (including emerging market and currency risks)
o       Issuer Risk
o       Liquidity Risk
o       Small and Medium Companies Risk

Fund Codes
CLASS 1                    Ticker                                JIISX
                           CUSIP                             47803V689
                           SEC number                        811-21779

INTERNATIONAL SMALL COMPANY FUND

Subadviser:  Dimensional Fund Advisors

Investment Objective:       To seek long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the Fund invests. As of December 31, 2006, the maximum market capitalization range of eligible companies was approximately $590 million to $4.2 billion. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets but may also invest in emerging markets.

The Fund will primarily invest in a broad and diverse group of readily marketable stocks of small companies associated with developed markets but may also invest in emerging markets. The Fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual listed securities. Each of these securities may be traded within or outside the issuer's domicile country.

The subadviser determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the Fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The Fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market Capitalization Weighted Approach" below. As a result, the weightings of certain countries in the Fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the Fund and characteristics of each country's market. The subadviser's Investment Committee may authorize other countries for investment in the future and the Fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment, including but not limited to, investments in securities associated with countries designated by the Investment Committee as emerging markets.

The Fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the Fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The Fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

The Fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Fund do pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.

Market Capitalization Weighted Approach
The Fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The Fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum proportion of the assets of the Fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may exclude the stock of a company that meets applicable market capitalization criterion if the subadviser determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

A more complete description of Market Capitalization Weighted Approach is set forth in the SAI.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk
o Foreign Securities Risk (including emerging market risk and currency risk)
o       Issuer Risk
o       Liquidity Risk
o       Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    CUSIP                             41015E700
                           SEC number                        811-21779

INTERNATIONAL VALUE FUND

Subadviser:  Templeton Investment Counsel, LLC

Investment Objective:       To seek long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The Fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Debt securities include bonds, notes and debentures.

The subadviser's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Equity Securities Risk (including value investing risk)
o       Fixed-Income Securities Risk
o       Foreign Securities Risk (including emerging market and currency risks)
o       Issuer Risk
o       Liquidity Risk
o       Small and Medium Size Company Risk

Fund Codes
CLASS 1                    Ticker                                JIVIX
                           CUSIP                             47803V648
                           SEC number                        811-21779

PACIFIC RIM FUND

Subadviser:   MFC Global Investment Management (U.S.A.) Limited

Investment Objective:       To achieve long-term growth of capital.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S.
                            companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital.
                            Current income from dividends and interest will not be an important consideration in the selection of Fund securities.

The countries of the Pacific Rim region are:
o       Australia
o       Pakistan
o       New Zealand
o       Taiwan
o       India
o       China
o       Philippines
o       Thailand
o       Hong Kong
o       Indonesia
o       South Korea
o       Singapore
o       Malaysia
o       Japan

Equity-related securities in which the Fund may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The Fund may also invest up to 20% of its net assets in countries outside the Pacific Rim region.

The subadviser's decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. The subadviser will shift investments among countries and the world's capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

Use of Hedging and Other Strategic Transactions
The Fund may also purchase and sell the following equity-related financial instruments:
o       exchange-listed call and put options on equity indices,
o       over-the-counter ("OTC") and exchange-listed equity index futures,
o OTC and exchange-listed call and put options on currencies in the Fund, and
o       OTC foreign currency futures contracts on currencies in the Fund.

A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk

o       Foreign Securities Risk (including emerging market risk)
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                   --
                           CUSIP                                    --
                           SEC number                        811-21779

                               FIXED-INCOME FUNDS
                               ------------------

ACTIVE BOND FUND

Subadvisers: Declaration Management and Research LLC ("Declaration") and MFC Global Management (U.S.), LLC ("MFC Global (U.S.)")

Investment Objective:       To seek income and capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowing for investment purposes) in a diversified mix of debt securities and instruments.

The Fund invests its assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. The investments include, but are not limited to:
o       U.S. Treasury and agency securities;
o Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs");
o       Corporate bonds, both U.S. and foreign; and
o       Foreign government and agency securities.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

65%* Declaration
35%* MFC Global (U.S.)

* Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

Declaration
Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the Fund normally has no more than 10% of its total assets in high yield bonds ("junk bonds") and normally invests in foreign securities only if U.S. dollar denominated. This portion of the Fund normally has an average credit rating of "A" or "AA."

MFC Global (U.S.)
MFC Global (U.S.) uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. MFC
Global (U.S.) tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the Fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as "junk bonds") and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the Fund normally has an average credit rating of "A" or "AA."

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody's). Under normal circumstances, no more than 15% of the total assets of the portion of the Fund managed by MFC Global (U.S.) will be invested in asset-backed securities rated less than A by both rating agency.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o Fixed Income Securities Risk (including low rated fixed-income securities risk)
o       Foreign Securities Risk
o       High Portfolio Turnover Risk
o       Issuer Risk
o       Liquidity Risk
o       Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes
CLASS 1                    Ticker                                JIADX
                           CUSIP                             47803V200
                           SEC number                        811-21779

CORE BOND FUND

Subadviser:  Wells Capital Management, Incorporated

Investment Objective:       To seek total return consisting of income and
                            capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The Fund may also invest in unrated bonds that the subadviser believes are comparable to investment grade debt securities. The subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

The Fund may invest:
o Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
o Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
o       Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the Fund may enter into dollar rolls. The Fund may also enter into reverse repurchase agreements to enhance return. These strategies are further described under "Additional Investment Policies" in the SAI.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Fixed Income Securities Risk
o       Foreign Securities Risk
o       High Portfolio Turnover Risk
o       Issuer Risk
o       Liquidity Risk
o       Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes
CLASS 1                    Ticker                                JICDX
                           CUSIP                             47803V861
                           SEC number                        811-21779

GLOBAL BOND FUND

Subadviser:  Pacific Investment Management Company LLC

Investment Objective:       To seek maximum total return, consistent with
                            preservation of capital and prudent investment management.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:
o securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
o corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o       mortgage-backed and other asset-backed securities;
o       inflation-indexed bonds issued by both governments and corporations;
o structured notes, including hybrid or "indexed" securities and event-linked bonds;
o       loan participations and assignments;
o       delayed funding loans and revolving credit facilities;
o bank certificates of deposit, fixed time deposits and bankers' acceptances;
o debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
o       repurchase agreements and reverse repurchase agreements;
o obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
o       obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's total assets. The Fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The average Fund duration will normally vary within a three to seven year time frame.

The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:
o purchase and sell options on domestic and foreign securities, securities indexes and currencies,
o       purchase and sell futures and options on futures,
o       purchase and sell currency or securities on a forward basis, and
o enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Fixed Income Securities Risk
o       Foreign Securities Risk
o       High Portfolio Turnover Risk
o       Issuer Risk
o       Liquidity Risk
o       Mortgage-Backed and Asset-Backed Securities Risk
o       Short Sale Risk

Fund Codes
CLASS 1                    Ticker                                JIGDX
                           CUSIP                             47803V747
                           SEC number                        811-21779

HIGH INCOME FUND

Subadviser:  MFC Global Investment Management (U.S.), LLC

Investment Objective:       To seek high current income; capital appreciation is
                            a secondary goal.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents ("junk bonds"). These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.

No more than 10% of the Fund's total assets may be invested in securities that are rated in default by S&P's or by Moody's. There is no limit on the Fund's average maturity. The foreign securities in which the Fund may invest include both developed and emerging market securities.

In managing the Fund's portfolio, the subadviser concentrates on industry allocation and securities selection deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the subadviser uses bottom-up research to find securities that appear comparatively under-valued. The subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The Fund typically invests in a broad range of industries.

The Fund may invest in both investment grade and non-investment grade asset-backed securities, including asset-backed securities rated BB/Ba or lower and their unrated equivalents.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The Fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the SAI. In addition, the Fund may invest up to 20% of its net assets in U.S. and foreign common stocks of companies of any size. In abnormal circumstances, the Fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the Fund might not achieve its goal.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Equity Securities Risk
o       Fixed Income Securities Risk (including low rated fixed-income risk)
o       Foreign Securities Risk (including emerging market risk)
o       High Portfolio Turnover Risk
o       Issuer Risk
o       Liquidity Risk
o       Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes
CLASS 1                    CUSIP                             41015E403
                           SEC number                        811-21779

HIGH YIELD FUND

Subadviser:  Western Asset Management Company

Investment Objective:       To realize an above-average total return over a
                            market cycle of three to five years, consistent with reasonable risk.

Investment Strategies:      Under normal market conditions, the Fund invests
                            at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks,
                            U.S. Government and foreign securities,
                            mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

                            Corporate Bonds, Preferred Stocks and Convertible Securities
                                                      Rating Agency
                            ----------------------------------------------------------------
                            Moody's                                  Ba through C
                            Standard & Poor's                        BB through D

Non-investment grade securities and are commonly referred to as "junk bonds." The Fund may also invest in investment grade securities.

The Fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the Fund may invest include emerging market securities. The Fund may invest up to 100% of its assets in foreign securities. The subadviser may utilize futures, swaps and other derivatives in managing the Fund.

The Fund may invest in fixed-and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund's portfolio to changes in interest rates.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Derivatives Risk
o       Fixed Income Securities Risk
o       Foreign Securities Risk (including emerging market risk)
o       Issuer Risk
o       Liquidity Risk
o       Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes
CLASS 1                    Ticker                                JIHDX
                           CUSIP                             47803V689
                           SEC number                        811-21779

INCOME FUND

Subadviser: Franklin Advisers, Inc.

Investment Objective:       To seek to maximize income while maintaining
                            prospects for capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests
                            in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

The Fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:
o       the experience and managerial strength of the company;
o       responsiveness to changes in interest rates and business conditions;
o       debt maturity schedules and borrowing requirements;
o the company's changing financial condition and market recognition of the change; and
o a security's relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The Fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as "junk bonds"), but is not currently expected to invest more than 50% of its total assets in such securities. Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor's ("S&P") or Moody's Investors Service ("Moody's") are considered investment grade. Below investment grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody's, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment grade securities.

The Fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (ADRs).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Active Management Risk
o       Credit and Counterparty Risk
o       Equity Securities Risk
o Fixed Income Securities Risk (including interest rate risk and lower rated fixed income securities risk)
o       Foreign Securities Risk
o       Issuer Risk
o       Liquidity Risk

Fund Codes
CLASS 1                    Ticker                                JINBX
                           CUSIP                             41015H661
                           SEC number                               --

INVESTMENT QUALITY BOND FUND

Subadviser:  Wellington Management Company, LLP

Investment Objective:       To provide a high level of current income consistent
                            with the maintenance of principal and liquidity.

Investment Strategies:      Under normal  market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

The subadviser's investment decisions derive from a three-pronged analysis, including:
o    sector analysis,
o    credit research, and
o    call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall Fund. Factors considered include:

o    relative valuation of available alternatives,
o    impact on portfolio yield, quality and liquidity, and
o    impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the Fund's net assets are invested in bonds and debentures, including:
o marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody's or Standard & Poor's at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities and commercial mortgage-backed securities;
o securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and
o cash and cash equivalent securities which are authorized for purchase by the Money Market Fund.

The balance (no more than 20%) of the Fund's net assets may be invested in below investment grade bonds and other securities including privately placed debt securities:
o    U.S. and foreign debt securities,
o    preferred stocks,
o    convertible securities (including those issued in the Euromarket),
o    securities carrying warrants to purchase equity securities, and
o non-investment grade and investment grade non-U.S. dollar fixed income securities, including up to 5% emerging market fixed income securities.

In pursuing its investment objective, the Fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by S&P's (or, if unrated, are deemed of comparable quality as determined by the subadviser). The high yield sovereign debt securities in which the Fund will invest are described below under "Strategic Bond Fund". No minimum rating standard is required for a purchase of high yield securities by the Fund. While the Fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the Fund to exceed this 20% maximum.

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund's portfolio to changes in interest rates.

The Fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o Fixed Income Securities Risk (including low rated fixed income securities risk)
o    Foreign Securities Risk
o    Issuer Risk
o    Liquidity Risk
o    Mortgage-Backed and Asset-Backed Securities Risk
o    Short Sale Risk

Fund Codes
CLASS 1         Ticker         JIQBX
                CUSIP          47803V622
                SEC number     811-21779

MONEY MARKET FUND

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Investment Objective:         To obtain maximum current income consistent with
                              preservation of principal and liquidity.

Investment Strategies:        Under normal market conditions, the Fund invests
                              in high quality, U.S. dollar denominated money market instruments.

The subadviser may invest the Fund's assets in high quality, U.S. dollar denominated money market instruments of the following types:

o obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Fund must be payable in U.S. dollars);

o certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance
Fund);
o commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Fund's Board of Trustees, has determined to be of minimal credit risk and comparable quality;
o corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Moody's or "AA" or higher by Standard & Poor's);

o    short-term obligations issued by state and local governmental issuers;
o securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
o    repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the Fund's investments will mature in 397 days or less and the Fund maintains a dollar-weighted average Fund maturity of 90 days or less. By limiting the maturity of their investments, the Fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Fund invests only in securities which the Fund's Board of Trustees determine to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund also intends to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Fund will be able to do so.

The Funds may invest up to 20% of their total assets in any of the U.S. dollar denominated foreign securities described above. The Funds are not authorized to enter into mortgage dollar rolls or warrants.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in this Fund. For example, the Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o       Fixed Income Securities Risk
o       Foreign Securities Risk

Fund Codes
CLASS 1          Ticker                 --
                 CUSIP                  47803x271
                 SEC number             811-21779

REAL RETURN BOND FUND

Subadviser:  Pacific Investment Management Company LLC

Investment Objective:           To seek maximum real return, consistent with
                                preservation of real capital and prudent investment management.

Investment Strategies:          Under normal market conditions, the Fund invests
                                at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S.
                                and non-U.S governments, their agencies or instrumentalities and corporations.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

--   securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
-- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
--   mortgage-backed and other asset-backed securities;
--   inflation-indexed bonds issued by both governments and corporations;
--   structured notes, including hybrid or "indexed" securities and event-linked bonds;
--   loan participations and assignments;
--   delayed funding loans and revolving credit facilities;
--   bank certificates of deposit, fixed time deposits and bankers' acceptances;
--   debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
--   repurchase agreements and reverse repurchase agreements;
--   obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
--   obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. The average Fund duration will normally vary within three years (plus or minus) of the duration of the Lehman Global Real U.S. TIPS Index.

The Fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:
o purchase and sell options on domestic and foreign securities, securities indexes and currencies,
o    purchase and sell futures and options on futures,
o    purchase and sell currency or securities on a forward basis, and
o enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Fund The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o Fixed Income Securities Risk (including low rated fixed income securities risk)
o    Foreign Securities Risk
o    High Portfolio Turnover Risk
o    Issuer Risk
o    Liquidity Risk
o    Mortgage-Backed and Asset-Backed Securities Risk
o    Short Sale Risk

Fund Codes
CLASS 1       Ticker           JIRRX
              CUSIP            47803X701
              SEC number       811-21779

SHORT-TERM BOND FUND

Subadviser:  Declaration Management & Research, LLC

Investment Objective:         To seek income and capital appreciation.

Investment Strategies:        Under normal market conditions, the Fund invests
                              at least 80% of its net assets(plus any borrowing for investment purposes)at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have and average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than 15% of the Fund's net assets will be invested in high yield bonds.

The Fund invests in a diversified mix of debt securities and instruments, including but not limited to:
o    U.S. Treasury and Agency securities;
o Asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage back securities and collateralized mortgage offerings;
o    Corporate bonds, both U.S. and foreign (if dollar-denominated); and
o    Foreign governmental and agency securities (if dollar denominated).

The subadviser evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The Fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity of the Fund. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Fixed Income Securities Risk
o    Foreign Securities Risk
o    High Portfolio Turnover Risk
o    Liquidity Risk
o    Issuer Risk
o    Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes
CLASS 1        Ticker          --
               CUSIP           --
               SEC number      811-21779

SPECTRUM INCOME FUND

Subadviser:  T. Rowe Price Associates, Inc.

Investment Objective:          To seek a high level of current income with
                               moderate share price fluctuation.

Investment Strategies:         Under normal market conditions, the Fund
                               diversifies its assets widely among various fixed income and equity market segments. The Fund seeks to maintain broad exposure primarily to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The Fund invests in investment-grade corporate, high-yield, and foreign and emerging market fixed income securities, income-oriented stocks, short-term securities, asset-backed and mortgaged-related securities and U.S. government and agency securities. The Fund will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.

Fixed income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities with either fixed or floating interest rates. The Fund's fixed income investments will typically include investment grade corporate securities and asset-backed and mortgage-related securities, bank loan participations and assignments, and there is no limit on the Fund's investments in these securities. The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P, Moody's or Fitch). Under normal circumstances, no more than 15% of the asset-backed securities purchased for the Fund will be rated less than A- by the three rating agencies. The lowest rating would apply in the case of split-rated asset-backed securities rated by the three rating agencies. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations. The Fund may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by the subadviser), commonly known as "junk bonds." Junk bonds involve a higher degree of credit risk and price volatility than other, higher-rated fixed income securities. The Fund may invest in U.S. government securities and municipal securities (including Treasury Inflation- Protected Securities or "TIPs"), GNMAs, and other agency-related fixed income securities, and there is no limit on the Fund's investment in these securities. The Fund may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding Yankee bonds). Foreign currency forwards, options and futures may be used to protect the Fund's foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities.

Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm's fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors including the issuer's financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer's debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer's country.

The Fund's equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. The subadviser invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which the subadviser will invest in any particular type of fixed income security. In managing the Fund, the subadviser may vary the allocation of the Fund's assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, the subadviser rice may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another. Maturities of the Fund's fixed income investments reflect the manager's outlook for interest rates.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the Fund's normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk (including value investing risk)
o Fixed Income Securities Risk (including lower rated fixed income securities risk)
o    Foreign Securities Risk (including emerging market risk)
o    Issuer Risk
o    Liquidity Risk
o    Mortgage-Backed and Asset-Backed Securities Risk

The Fund is not the same fund as the T. Rowe Price Spectrum Income Fund which is not offered in this Prospectus and which invests in other T. Rowe Price mutual funds and not individual securities. The funds will have different performance because they hold different investments, charge different fees and expenses and the timing of their investments will vary with the size of cash flows into and out of the funds.

Fund Codes
CLASS 1          Ticker             JISTX
                 CUSIP              47803x792
                 SEC number         811-21779

STRATEGIC BOND FUND

Subadviser:  Western Asset Management Company

Investment Objective:          To seek a high level of total return consistent
                               with preservation of capital.

Investment Strategies:         Under normal market conditions, the Fund invests
                               at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

The Fund's assets may be allocated among the following five sectors of the fixed income market:
o    U.S. government obligations,
o    investment grade domestic corporate fixed income securities,
o below investment grade or non-investment grade high yield corporate fixed income securities,
o    mortgage-backed and asset-backed securities and
o investment grade and below investment grade or non-investment grade high yield international fixed income securities.

The Fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as "junk bonds."

The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from the Fund which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser's analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions on both a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The Fund's assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the Fund's ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The Fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities and investment grade corporate and international fixed income securities purchased by the Fund are set forth in the section entitled "Other Instruments" in the SAI. The types and characteristics of the money market securities purchased by the Fund are similar to the investment objective to obtain maximum current income consistent with preservation of principal and liquidity. Potential investors should review these other discussions in considering an investment in shares of the Fund. The Fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the Fund's net assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

The high yield sovereign fixed income securities in which the Fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the Fund is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan.

Although the subadviser does not anticipate investing in excess of 75% of the Fund's net assets in domestic and developing country fixed income securities that are rated below investment grade, the Fund may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the Fund's assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the Fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated "C" by Moody's or "CCC" or lower by S&P).

In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

Corporate Debt Securities                                Sovereign Debt Instruments
-------------------------                                --------------------------
o   issuer's financial condition                         o    economic and political conditions within the issuer's
                                                         country

o   issuer's sensitivity to economic conditions and      o    issuer's external and overall debt levels, and its ability to pay
trends                                                   to pay principal and interest when due

o   issuer's operating history                           o    issuer's access to capital markets and other sources of funding funding

o   experience and track record of the issuer's          o    issuer's debt service payment history
management

The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund's ability to achieve its investment objective may be more dependent on the subadviser's credit analysis than would be the case if it invested in higher quality debt securities.

The Fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk o Derivatives Risk
o Fixed Income Securities Risk (including lower rated fixed income securities risk)
o    Foreign Securities Risk (including emerging markets)
o    High Portfolio Turnover Risk
o    Issuer Risk
o    Liquidity Risk
o    Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes
CLASS 1         Ticker         JISBX
                CUSIP          47803X776
                SEC number     811-21779

STRATEGIC INCOME FUND

Subadviser:  MFC Global Investment Management (U.S.), LLC

Investment Objective:          To seek a high level of current income.

Investment Strategies:         Under normal market conditions, the Fund invests
                               at least 80% of its assets in foreign government and corporate debt securities from developed and emerging markets U.S. Government and agency securities and domestic high yield bonds.

The Fund may also invest in preferred stock and other types of debt securities, including domestic corporate debt securities and mortgage-backed securities.

Although the Fund may invest up to 10% of its total assets in securities rated as low as D (in default) by S&P or Moody's (and their unrated equivalents), it generally intends to keep its average credit quality in the investment grade. There is no limit on the Fund's average maturity.

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody's). Under normal circumstances, no more than 15% of the Fund's total assets will be invested in asset-backed securities rated less than A by both rating agencies.

In managing the Fund, the subadviser allocates assets among the three major types of securities based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the Fund's assets in any one sector.

Within each types of security, the subadviser looks for investments that are appropriate for the overall Fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the Fund may invest up to 10% of net assets in domestic or foreign stocks.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Fixed Income Securities Risk
o    Foreign Securities Risk (including emerging markets risk)
o    High Portfolio Turnover Risk
o    Issuer Risk
o    Liquidity Risk
o    Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes
CLASS 1       Ticker           --
              CUSIP            --
              SEC number       811-21779

TOTAL RETURN FUND

Subadviser:  Pacific Investment Management Company LLC

Investment Objective:          To seek maximum total return, consistent with
                               preservation of capital and prudent investment management.

Investment Strategies:         Under normal market conditions, the Fund invests
                               at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

o securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
o corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
o    mortgage-backed and other asset-backed securities;
o    inflation-indexed bonds issued by both governments and corporations;
o structured notes, including hybrid or "indexed" securities and event-linked bonds;
o    loan participations and assignments;
o    delayed funding loans and revolving credit facilities;
o    bank certificates of deposit, fixed time deposits and bankers' acceptances;

o debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
o    repurchase agreements and reverse repurchase agreements;
o obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

o    obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The average Fund duration will normally vary within a three to six year time frame.

The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:

o purchase and sell options on domestic and foreign securities, securities indexes and currencies,
o    purchase and sell futures and options on futures,
o    purchase and sell currency or securities on a forward basis, and
o enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security , including short sales "against the box."

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Fixed Income Securities Risk
o    Foreign Securities Risk
o    High Portfolio Turnover Risk
o    Issuer Risk
o    Liquidity Risk
o    Mortgage-Backed and Asset-Backed Securities Risk
o    Short Sale Risk

Fund Codes
CLASS 1         Ticker         JITRX
                CUSIP          47803X735
                SEC number     811-21779

U.S. GOVERNMENT SECURITIES FUND

Subadviser:  Western Asset Management Company

Investment Objective:        To obtain a high level of current income consistent
                             with preservation of capital and maintenance of liquidity.

Investment Strategies:       Under normal market conditions, the Fund invests at
                             least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The Fund may invest the balance of its assets in non-U.S.
                             government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

The Fund invests in:

o mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;
o U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);
o obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);
o mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;
o    futures contracts or financial instruments and indices; and
o collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

As noted above, the Fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Fixed Income Securities Risk
o    Issuer Risk
o    Liquidity Risk
o    Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes
CLASS 1       Ticker           JIUSX
              CUSIP            47803X685

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              SEC number       811-21779


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U.S. HIGH YIELD BOND FUND

Subadviser:  Wells Capital Management, Incorporated

Investment Objective:          To seek total return with a high level of current
                               income.

Investment Strategies:         Under normal market conditions, the Fund invests
                               at least 80% of its net assets (plus any borrowing for investment purposes) in corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities
                              (sometimes referred to as "junk bonds" or high
                               yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

The subadviser actively manages a diversified portfolio of below investment grade debt securities (often called "junk bonds" or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a "bottom-up" approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers' long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser's research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the Fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the Fund consists of income earned on the Fund's investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

Under normal circumstances, the subadviser invests:
o    Up to 15% of total assets in any one industry; and
o    Up to 5% of total assets in any one issuer.

The subadviser will generally invest in below investment grade debt securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the Fund's securities is expected to be at least B- as rated by S&P.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o Fixed Income Securities Risk (including lower rated fixed income securities risk)
o    High Portfolio Turnover Risk
o    Issuer Risk

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o    Liquidity Risk

Fund Codes
CLASS 1         Ticker         JIHLX
                CUSIP          47803X677
                SEC number     811-21779

                                      102
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                                  HYBRID FUNDS
                                  ------------
GLOBAL ALLOCATION FUND

Subadviser:  UBS Global Asset Management (Americas) Inc.

Investment Objective:       To seek total return, consisting of long-term
                            capital appreciation and current income.

Investment Strategies:      Under normal market conditions, the Fund invests in
                            equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities and equity securities.

The Fund is a multi-asset fund and invests in each of the major asset classes:
U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser's assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the Fund, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

While the subadviser's investment decisions with respect to the equity portion of the portfolio are based primarily on price/value discrepancies as identified by its fundamental valuation process, under certain circumstances the subadviser may utilize growth-oriented strategies within the U.S. equity asset class for a portion of the allocation to manage risk exposures; but only after subjecting such strategies to a rigorous due diligence process to judge their suitability for the Fund.

To invest in growth equities, the subadviser will seek to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics.

In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. The Fund may invest in both investment grade and high yield (lower-rated) securities (sometimes referred to as "junk bonds").

The subadviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security's price sensitivity to interest rates by indicating the approximate change in a fixed income security's price if interest rates move up or down in one percent (1%) increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

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The Fund's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. The subadviser actively manages the Fund. As such, increased Fund turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock, preferred stock, IPOs and ETFs. The Fund may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent permitted by applicable law. In addition, the Fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk
o    ETFs Risk
o    Fixed Income Securities Risk
o    Foreign Securities Risk
o    IPOs Risk
o    Issuer Risk
o    Liquidity Risk

The subadviser allocates the Fund's assets among several asset categories. The risks associated with asset allocation include the risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be over weighted in equity securities when the stock market is falling and the fixed income market is rising.

Fund Codes
CLASS 1         Ticker           --
                CUSIP            --
                SEC number       811-21779

                                      104
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MANAGED FUND

Subadvisers: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") and Declaration Management and Research LLC ("Declaration")

Investment Objective:         To seek income and long-term capital appreciation.

Investment Strategies:        Under normal market conditions, the Fund invests
                              primarily in a diversified mix of: (a) common stocks of large capitalization U.S. companies; and
                              (b) bonds with an overall intermediate term average maturity.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:
60%* GMO
40%* Declaration

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

GMO
In managing its portion of the Fund, GMO seek to outperform its benchmark, currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

GMO typically invests its portion of the Fund in equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. GMO defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index ($1.42 billion to $410.66 billion as of February 28, 2007). Under normal circumstances, GMO invests at least 80% of its portion of the Fund in investments tied economically to the U.S.

GMO uses proprietary research and quantitative models to seek out stocks it believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what GMO believes to be their fundamental value. GMO also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by GMO and the models it uses may change over time.

GMO intends that its portion of the Fund will be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. GMO in managing its portion of the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

Declaration
Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bond and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of Treasury securities.

Declaration normally has no more than 10% of its bond total assets in high yield bonds (commonly known as "junk bonds") and normally invests in foreign securities only if U.S. dollar denominated.

Except as otherwise stated under "Temporary Defensive Investing" the portion of the Fund managed by Declaration normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk (including value investing risk)
o Fixed Income Securities Risk (including lower rated fixed income securities risk)
o    Foreign Securities Risk
o    High Portfolio Turnover Risk
o    Issuer Risk
o    Liquidity Risk

Fund Codes
CLASS 1         Ticker          --
                CUSIP           --
                SEC number      811-21779

                                      106
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                                 SPECIALTY FUNDS
                                 ---------------
FINANCIAL SERVICES FUND

Subadviser: Davis Selected Advisers, L.P.

Investment Objective:                To seek growth of capital.

Investment Strategies:               Under normal market conditions, the
                                     Fund invests at least 80% of its net assets
                                    (plus any borrowings for investment
                                     purposes) in companies that, at the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.

A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The Fund may also invest in other equity securities and in foreign and fixed income securities.

The subadviser uses the Davis Investment Discipline in managing the Fund's portfolio. The subadviser conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an approximate mix of these characteristics, although there is no guarantee that it will be successful in doing so.
o    Proven track record
o    Significant personal ownership in business
o    Strong balance sheet
o    Low cost structure
o    High after-tax returns on capital
o    High quality of earnings
o    Non-obsolescent products/services
o    Dominant or growing market share
o    Participation in a growing market
o    Global presence and brand names

The subadviser's goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The Fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The Fund concentrates (that is invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its

                                      107
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investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Equity Securities Risk
o    Fixed Income Securities Risk
o    Foreign Securities Risk
o    High Portfolio Turnover Risk
o Industry or Sector Investing Risk (including financial services industry risk)
o    Issuer Risk
o    Liquidity Risk
o    Non-Diversified Fund Risk

Fund Codes
CLASS 1          Ticker           --
                 CUSIP            --
                 SEC number       811-21779

                                      108
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GLOBAL REAL ESTATE FUND

Subadviser: Deutsche Investment Management Americas Inc. ("DIMA")
-RREEF America ("DIMA RREEF") L.L.C. provides sub-subadvisory services to DIMA in its management of the Global Real Estate Fund

Investment Objective:       To seek a combination of long-term capital
                            appreciation and current income.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S.
                            REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different countries, including the U.S.

The Fund may also invest its assets in short-term debt securities, notes, bonds, securities of companies not principally engaged in real estate, stock index futures contracts and similar instruments and American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts
(GDRs).

A company is considered to be a real estate operating company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

The Fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

o    A security is not fulfilling its investment purpose;
o    A security has reached its optimum valuation; or
o    A particular company or general economic conditions have changed.

The subadviser's U.S. fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of the subadviser under common control with Deutsche Bank AG, the indirect parent company of the subadviser. All fund management teams will contribute to the global regional allocation process.

Description of REITs
A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

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

Based on its recent practices, the subadviser expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar to REITs.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o    Active Management Risk
o    Equity Securities Risk
o    Fixed Income Securities Risk
o    Foreign Securities Risk
o    High Portfolio Turnover Risk
o    Industry or Sector Investing Risk
o    Issuer Risk
o    Liquidity Risk
o    Real Estate Securities Risk

Fund Codes
CLASS 1                    CUSIP                     41015E106
                           SEC number                   811-21779

                                       110
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HEALTH SCIENCES FUND

Subadviser:  T. Rowe Price Associates, Inc.

Investment Objective:       To seek long-term capital appreciation.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

While the Fund may invest in companies of any size, the majority of its assets are expected to be invested in large-and mid-capitalization companies.

The subadviser's portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective.

The Fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the Fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the Fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

The Fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk

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o    Fixed Income Securities Risk
o    Foreign Securities Risk (including emerging market risk)
o    Industry or Sector Investing Risk (including health sciences risk)
o    Issuer Risk
o    Liquidity Risk

Fund Codes
CLASS 1                   Ticker                   --
                          CUSIP                    --
                          SEC number               811-21779

NATURAL RESOURCES FUND

Subadviser:  Wellington Management Company LLP

Investment Objective:       To seek long-term total return.

Investment Strategies:      Under normal market conditions, the Fund will invest
                            at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets.
                            Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The Fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The Fund invests in four major sectors: 1) energy, 2) metals and mining, 3) forest products and 4) other natural resource-based companies which are described below.

Energy. The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

The Fund's "normal" allocation across the natural resources sectors is approximately:

o    60% -- Energy and energy related
o    30% -- Metals and mining
o 10% -- Forest products, miscellaneous commodities companies, and non-ferrous metals.

The "normal" sector allocation reflects the subadviser's view on availability and relative attractiveness of investment opportunities within the natural resources area. The Fund's sector allocation might differ significantly from this "normal" allocation at any specific point in time.

The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions the Fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser's analysis is understanding the economic and political dynamics of each of these countries. The Fund may invest without limitation in foreign securities, including emerging markets. The Fund utilizes currency hedging to protect the value of the Fund's assets when the subadviser deems it advisable to do so.

The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the Fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk

o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk
o    Foreign Securities Risk (including emerging market risk)
o    Industry or Sector Investing Risk
o    Issuer Risk
o    Liquidity Risk

Fund Codes
CLASS 1                    Ticker                     JINRX
                           CUSIP                      47803V127
                           SEC number                 811-21779

REAL ESTATE EQUITY FUND
Subadviser:  T. Rowe Price Associates, Inc.

Investment Objective:       To seek long-term growth through a combination of
                            capital appreciation and current income.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowing for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

The Fund is likely to maintain a substantial portion of assets in REITs. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. "Equity" REITs invest primarily in real estate that produces income from rentals. "Mortgage" REITs invest primarily in mortgages and derive their income from interest payments. The Fund generally invests in equity REITs. Other investments in the real estate industry may include real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms, finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

The types of properties owned, and sometimes managed, by REITs include: office buildings, apartments and condominiums, retail properties, industrial and commercial sites, hotels and resorts, health care facilities, manufactured housing, self-storage facilities, leisure properties and special use facilities.

REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. For this reason and others, a fund investing in REITs provides investors with an efficient, low-cost means of diversifying among various types of property in different regions.

The Fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of the Fund's net assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms or in companies unrelated to the real estate business.

Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospect and income-producing potential. Factors considered by the subadviser in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company's real estate activities.

In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the Fund. The Fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The Fund may purchase up to 10% of its total assets in any type of non-investment grade debt securities (or "junk bond") including those in default. Fund investments in convertible securities are not subject to this limit. Below investment grade bonds or junk bonds can be more volatile and have greater risk of default than investment grade bonds.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk
o    Fixed Income Securities Risk
o    Foreign Securities Risk
o    Industry or Sector Investing Risk
o    Issuer Risk
o    Liquidity Risk
o    Real Estate Securities Risk
o    Small and Medium Size Companies Risk

Fund Codes
CLASS 1                    CUSIP                     41015E841
                           SEC number                811-21779

REAL ESTATE SECURITIES FUND

Subadviser: Deutsche Investment Management Americas, Inc. ("DIMA") -RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Fund ("DIMA RREEF")

Investment Objective:       To seek to achieve a combination of long-term
                            capital appreciation and current income.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of DIMA RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

DIMA RREEF looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, DIMA RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DIMA RREEF believes will be the most profitable to the Fund. DIMA RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DIMA RREEF does not attempt to time the market.

A REIT invest primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The Fund may realize some short-term gains or losses if DIMA RREEF chooses to sell a security because it believes that one or more of the following is true:

o    A security is not fulfilling its investment purpose;
o    A security has reached its optimum valuation; or
o    A particular company or general economic conditions have changed.

Based on its recent practices, DIMA RREEF expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

When DIMA RREEF believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the Fund's cash assets remain liquid while performing more like stocks).

The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk
o    Industry or Sector Investing Risk
o    Issuer Risk
o    Liquidity Risk
o    Non-Diversified Fund Risk
o    Real Estate Securities Risk

Fund Codes
CLASS 1                   Ticker                     JIREX
                          CUSIP                      47803X503
                          SEC number                 811-21779

SCIENCE & TECHNOLOGY FUND

Subadviser: T. Rowe Price Associates, Inc. ("T. Rowe Price") and RCM Capital Management LLC ("RCM")

Investment Objective:       To seek long-term growth of capital. Current income
                            is incidental to the Fund's objective.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.
                            For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:
50%* T. Rowe Price
50%* RCM

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

In managing its portion of the Fund, RCM may enter into short sales including short sales against the box.

Some industries likely to be represented in the Fund include:

o    Computers including hardware, software and electronic components
o    telecommunications
o    media and information services
o    environmental services
o    e-commerce
o life sciences and health care, including pharmaceuticals, medical devices, and biotechnology
o    chemicals and synthetic materials
o    defense and aerospace

While most of the Fund's assets are invested in U.S. common stocks, the Fund may also purchase other types of securities, including U.S. and non-U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.

Stock selection for the Fund generally reflects a growth approach based on an assessment of a company's fundamental prospects for above-average earnings, rather than on a company's size. As a result, Fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The Fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through IPOs.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risk associated therewith.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk (including growth investing risk)
o    Foreign Securities Risk
o    High Portfolio Turnover Risk
o Industry or Sector Investing Risk (including telecommunications, health sciences and technology related risks)
o    Issuer Risk
o    Liquidity Risk
o    Non-Diversified Fund Risk
o    Small and Medium Size Companies Risk

Fund Codes
CLASS 1                   Ticker                     --
                          CUSIP                      --
                          SEC number                 811-21779

UTILITIES FUND

Subadviser:  Massachusetts Financial Services Company

Investment Objective:       To seek capital growth and current income (income
                            above that available from the Fund invested entirely in equity securities).

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

The Fund invests in the following fixed income securities:

o corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities, including up to but not including 20% of its net assets in lower rated bonds, commonly known as junk bonds.

o    mortgage-backed securities and asset-backed securities.

o U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities or a government sponsored enterprise. Certain U.S. Government securities in which the Fund may invest, such as U.S. Treasury obligations (including bills, notes and bonds) and mortgage-backed securities guaranteed by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the United States Government and ordinarily involve minimal credit risk. Other U.S. Government securities in which the Fund may invest involve increased credit risk because they are backed only by the credit of a U.S. federal agency or government sponsored enterprise, such as the Federal Home Loan Banks (FHLBs), the Federal Home Loan Mortgage Corporation (Freddie Mac) or the Federal National Mortgage Association (Fannie Mae). Although government sponsored enterprises such as FHLBs, Freddie Mac and Fannie Mae may be charted or sponsored by Congress, they are not funded by Congressional appropriations and their securities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the United States Government.

The Fund may not exceed 35% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts) such as:

o    Equity securities of foreign companies in the utilities industry,
o    Fixed income securities of foreign companies in the utilities industry,
o    Fixed income securities issued by foreign governments.

The Fund may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Fund may also invest to a limited extent in: (a) municipal bonds, (b) variable and floating rate obligations, (c) zero coupon bonds, deferred interest bonds and PIK bonds, (d) investment companies, (e) restricted securities, (f) indexed/structured securities and (g) repurchase agreements, (h) short-term instruments and (i) when-issued securities. These investment techniques and practices are described further in the Prospectus under "Additional Investment Policies and Transactions" and in the SAI.

The subadviser considers a company to be in the utilities industry if, at the time of investment, the subadviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Fund invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular, telegraph, satellite, microwave, cable television and other communications media.

The subadviser uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The Fund may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

o    a fixed income stream, and

o the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

The Fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o    Active Management Risk
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk
o    Fixed Income Securities Risk
o    Foreign Securities Risk (including emerging markets risk)
o    High Portfolio Turnover Risk
o    Industry or Sector Investing Risk (including utilities risk)
o    Issuer Risk
o    Liquidity Risk
o    Mortgage-Backed and Asset-Backed Securities Risk
o    Non-Diversified Fund Risk

Fund Codes
CLASS 1                   Ticker                     --
                          CUSIP                      --
                          SEC number                 811-21779

                                   INDEX FUNDS
                                   -----------

TOTAL BOND MARKET FUND

Subadviser:  Declaration Management & Research, LLC

Investment Objective:       Seeks to track the performance of the Lehman
                            Brothers Aggregate Bond Index (the "Lehman Index")
                            (which represents the U.S. investment grade bond market).

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in securities listed in this index.

The Fund attempts to match the performance of the Lehman Index by holding a representative sample of the securities that comprise the Lehman Index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track the Lehman Index, typically will be unable to match the performance of the index exactly. The Lehman Index composition may change from time to time. The subadviser will reflect those changes in the composition of the Fund as soon as practicable.

The Fund is an intermediate term bond fund of high and medium credit quality.

The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million including:
o    U.S. Treasury and agency securities;
o Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");
o    Corporate bonds, both U.S. and foreign (if dollar denominated); and
o    Foreign government and agency securities (if dollar denominated).

The Fund may purchase other types of investments that are not in the Lehman Index. This would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

The Fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the SAI.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o    Credit and Counterparty Risk
o    Derivatives Risk
o    Fixed Income Securities Risk
o    Foreign Securities Risk
o    Foreign Securities Risk
o    Index Management Risk
o    Interest Rate Risk
o    Issuer Risk
o    Mortgage-Backed and Asset-Backed Securities Risk

Fund Codes
CLASS 1                     Ticker                   --
                            CUSIP                    47803M184
                            SEC number               811-21779

INTERNATIONAL EQUITY INDEX FUND

Subadviser:  SSgA Funds Management, Inc.

Investment Objective:       Seeks to track  the  performance  of a  broad-based
                            equity index of foreign companies, primarily in developed countries and, to a lesser extent, in emerging market countries.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in securities listed in the Morgan Stanley Capital
                            International All Country World Excluding U.S. Index
                            (the "MSCI ACW ex-US Index"). As of August 31, 2006, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $26.3 million to $277 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the MSCI ACW ex-US Index by holding all, or a representative sample, of the securities that comprise the index. However, an index Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes in the composition of the Fund as soon as practicable.

The Fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the Fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The Fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk
o    Foreign Securities Risk (including emerging markets risk)
o    Index Management Risk

Fund Codes
CLASS 1                   Ticker                     --
                          CUSIP                      47803X362
                          SEC number                 811-21779

MID CAP INDEX FUND

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Investment Objective:       Seeks to approximate the aggregate total return of a
                            mid cap U.S. domestic equity market index.

Investment Strategies:      Under normal market conditions, the Fund invests at
                            least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in
                            (a) the common stocks that are included in the S&P 400 Mid Cap Index and (b) securities (which may or may not be included in the S&P Mid Cap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of October 31, 2006, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $570 million to $11.11 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund's portfolio as soon as practicable.

The Fund may invest in futures contracts and Depository Receipts. The Fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" in the SAI.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk
o    Index Management Risk
o    Issuer Risk
o    Small and Medium Size Company Risk

Fund Codes
CLASS 1                   Ticker                   --
                          CUSIP                    47803X347
                          SEC number               811-21779

SMALL CAP INDEX FUND

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Investment Objective:       Seeks to approximate the aggregate total return of
                            a small cap U.S. domestic equity market index.

Investment Strategies:      Under normal market conditions, the Fund invests,
                            at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of October 31, 2006, the market capitalizations of companies included in the Russell 2000 Index ranged from $0.09 billion to $2.9 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund's portfolio as soon as practicable.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk
o    Index Management Risk
o    Issuer Risk
o    Small and Medium Size Companies Risk

Fund Codes
CLASS 1                   Ticker                     --
                          CUSIP                      47803X321
                          SEC number                 811-21779

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TOTAL STOCK MARKET INDEX FUND

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Investment Objective:       Seeks to approximate the aggregate total return of
                            a broad U.S. domestic equity market index.

Investment Strategies:      Under normal market conditions, the Fund invests, at
                            least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Dow Jones Wilshire 5000 Index and (b) securities
                            (which may or may not be included in the Dow Jones
                            Wilshire 5000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of August 31, 2006, the market capitalizations of companies included in the Dow
                            Jones Wilshire 5000 Index ranged from less than $50 million to $399 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The Fund attempts to match the performance of the Dow Jones Wilshire 5000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the Fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the Fund's portfolio as soon as practicable.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:
o    Credit and Counterparty Risk
o    Derivatives Risk
o    Equity Securities Risk
o    Index Management Risk
o    Issuer Risk
o    Small and Medium Size Companies Risk

Fund Codes
CLASS 1                   Ticker                     --
                          CUSIP                      47803X297
                          SEC number                 811-21779

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 ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES
 -------------------------------------------------------------------------------

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active Management Risk
The Funds that are not index funds are actively managed by their subadvisers. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a Fund's investment objective. If the subadvisers' investment strategies do not perform as expected, the Funds could underperform other mutual funds with similar investment objectives or lose money.

Arbitrage Securities and Distressed Companies Risk
A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Credit and Counterparty Risk
Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk
The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's securities. Even if the subadviser only uses hedging and other Strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other Strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. See "Hedging and Other Strategic Transactions" below.

Equity Securities Risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Funds are invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

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Value Investing Risk. The Funds may purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what the subadvisers believe to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A Fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Growth Investing Risk. The Funds may purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because the subadvisers believe that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A Fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Exchange Traded Funds ("ETFs") Risk
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed Income Securities Risk
Fixed income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund's investments. Funds that may invest in lower rated fixed income securities commonly referred to as "junk" securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment Grade Debt Securities
Investment grade debt securities are securities of issuers rated at the time of purchase in the four highest rating categories by a nationally recognized securities rating organization, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P's Division of The McGraw Hill Companies, Inc. (or, if unrated, of comparable quality as determined by the subadviser).

Investment Grade Fixed Income Securities in the Lowest Rating Category Risk. Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics

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as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed Income Securities Risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's), commonly known as "junk" bonds. The principal risks of investing in these securities are as follows:

o Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

o Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

o Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

o Dependence on Subadviser's Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

o Additional Risks Regarding Lower Rated Corporate Fixed Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

o Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under "Foreign Securities Risk". In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign Securities Risk
The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

o Currency Fluctuations. Investments in foreign securities may cause a Fund to lose money when converting investments from foreign currencies into U.S. dollars. A Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the lack of intervention) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

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o Political and Economic Conditions. Investments in foreign securities subject a
Fund to the political or economic conditions of the foreign country. These conditions could cause Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.

o Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

o Nationalization of Assets. Investments in foreign securities subject a Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

o Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

o Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

High Portfolio Turnover Risk
A high Fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a Fund. The portfolio turnover rate of a Fund may vary from year to year, as well as within a year.

Index Management Risk
Certain factors may cause a Fund that is an index Fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the Fund's transaction expenses, and the size and timing of the its cash flows, may result in the Fund's performance being different than that of its index. Moreover, the Fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or Sector Investing Risk
When a Fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a Fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Banking Risk. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or

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profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk. A Fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

Health Sciences Risk. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

Insurance Risk. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk. A Fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described below under "Small and Medium Sized CompaniesRisk."

Utilities Risk. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity

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securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial Public Offerings ("IPOs") Risk
Certain Funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Investment Company Securities Risk
Each Fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities. See "Risk Factors -- Fund of Funds Risk" in the SAI for further information regarding investments in other investments companies.

Issuer Risk
An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk
A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Mortgage-Backed and Asset-Backed Securities Risk
Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the Fund and not the purchase of shares of the Fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund's mortgage-backed securities will result in an unforeseen loss of interest income to the

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Fund as the Fund may be required to reinvest assets at a lower interest rate.
Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the Fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a Fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations. A Fund may invest in mortgage-backed securities called collateralized mortgage obligations ("CMOs"). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-Diversified Fund Risk
Definition of Non-Diversified. Any Fund that is non-diversified is limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the Fund's own investment restrictions and the diversification requirements of the Internal Revenue Code. In contrast, a diversified Fund may not, as to 75% of its assets, invest more than five percent of its total assets in the securities of one issuer, or own more than ten percent of the outstanding voting securities, of any one issuer.

Risks. Since a non-diversified Fund may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified Fund may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

Real Estate Securities Risk
Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:
o    Declines in the value of real estate;
o    Risks related to general and local economic conditions;
o    Possible lack of availability of mortgage funds;
o    Overbuilding;
o    Extended vacancies of properties;

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o    Increased competition;
o    Increases in property taxes and operating expenses;
o    Changes in zoning laws;
o    Losses due to costs resulting from the clean-up of environmental problems;
o Liability to third parties for damages resulting from environmental problems;
o    Casualty or condemnation losses;
o    Limitations on rents;
o    Changes in neighborhood values and the appeal of properties to tenants; and
o    Changes in interest rates.

Therefore, for a Fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a Fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies Risk" below for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short Sales Risk
See "Short Sales" under "Additional Information About the Funds' Principal Investment Policies".

Small and Medium Size Companies Risk
Small or Unseasoned Companies:

o Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

o Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

o Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

o Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

o Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies:
o Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Stripped Securities Risk
Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Additional Information about the Funds' Principal Investment Policies
---------------------------------------------------------------------

Subject to certain restrictions and except as noted below, a Fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements
A Fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Hedging and Other Strategic Transactions
The Funds are authorized to use a variety of hedging or other strategic investment strategies and transactions. These strategies and transactions will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Funds. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies and transactions may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used but are limited to the following:

o exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,

o financial futures contracts (including stock index and other securities futures),

o    interest rate transactions*,

o    currency transactions**,

o swap transactions (including but not limited to interest rate, index, equity, credit default, currency and commodity swaps, as well as other credit, equity and commodity derivatives),

o    caps, floors and collars, and

o    structured notes, and similar securities.

* A Fund's interest rate transactions may take the form of swaps, caps, floors, collars, futures and options, among other transactions.

** A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts, among other transactions.

Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the Funds.

Hedging and other strategic transactions may be used for the following purposes; among others:
o to attempt to protect against possible changes in the market value of securities held or to be purchased by the Funds resulting from securities markets or currency exchange rate fluctuations,
o    to protect a Fund's unrealized gains in the value of its securities,
o    to facilitate the sale of a Fund's securities for investment purposes,
o    to manage the effective maturity or duration of a Fund's securities,
o to establish a position in the derivatives markets as a method of gaining exposure to a particular market or market risk, or

o to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Illiquid Securities
Each Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities
The Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. The Funds bear the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities
Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations
The Funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls
The Funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a Fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The Funds may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a Fund's NAV per share, the Funds will cover the transaction as described above.

Repurchase Agreements
The Funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a Fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements
The Funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund's NAV per share, the Funds will cover the transaction as described above.

Short Sales
The Funds may make short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, a Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or
(ii) otherwise cover its short position.

U.S. Government Securities
The Funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

Warrants
The Funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued Securities/Forward Commitments
In order to help ensure the availability of suitable securities, a Fund may purchase debt or equity securities on a "when-issued" or on a "forward commitment" basis. These terms mean that the obligations will be delivered to the Fund at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a Fund will maintain on its records liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

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

                                  YOUR ACCOUNT
                                  ------------

Class 1 Shares
The Class 1 shares of the Funds are sold without any front-end or deferred sales charges. The share class has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

Class 1 Shares

Distribution and service (12b-1) fees of 0.05%.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use a Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the Funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer may receive a percentage of these fees. In addition, the John Hancock Funds, LLC (the "Distributor") may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Transaction Policies

Valuation of Shares. The NAV per share for the Funds and class of shares is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Securities held by a Fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Securities held by a Fund are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Board of Trustees of JHF II. The Trustees have delegated the responsibility to fair value securities to the Funds' Pricing Committee, and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

Generally, trading in (i) non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the NAV of a Fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is calculating its NAV. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, a Fund will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P Index or of certain "i-Share ETFs" ("i-Shares") which track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the S&P Index or of i-Shares, the pricing for all Funds that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the NAVs of such Funds will be recommended to the Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the NAV of a Fund's shares reflects the value of the Fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Money market instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis.

Purchase and Redemption Prices. When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of Requests. The Funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, any Fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive Trading. The Funds are intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Fund can disrupt Fund investment strategies and may increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to Reject or Restrict Purchase and Exchange Orders. Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on Exchange Activity" described below if a Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund's portfolio or otherwise not be in a Fund's best interest in light of unusual trading activity related to your account. In the event a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the Fund's NAVs at the conclusion of the delay period. Each Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange Limitation Policies. The Board of Trustees has adopted the following policies and procedures by which the Funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on Exchange Activity. The Funds, through their agents, undertakes to use its best efforts to exercise their right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a Fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that Fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since Funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a Fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a Fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of a Fund to prevent excessive trading, there is no guarantee that a Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of a Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because a Fund will not always be able to detect frequent trading activity, investors should not assume that a Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a Fund. For example, the ability of a Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

Excessive Trading Risk. To the extent that a Fund or its agents are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of the Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in Fund transactions. Increased Fund transactions and use of the line of credit would correspondingly increase a Fund's operating costs and decrease the Fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any Fund, certain types of Funds are more likely than others to be targets of excessive trading. For example:

-A Fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

-A Fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. Each Fund may have significant investments in foreign securities.

-A Fund that invests a significant portion of its assets in below-investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities.

-Any frequent trading strategies may interfere with efficient management of a Fund's portfolio. A Fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a Fund that invests in highly liquid securities. These risks would be less significant, for example, in a Fund that primarily invests in U.S. government securities, money market instruments, investment grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of a Fund shares held by other shareholders.

Dividends and Account Policies

Dividends. Dividends from the net investment income and the net capital gain, if any, for a Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of a Fund or paid in cash.

Account Statements. The Funds will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Disclosure of Fund portfolio holdings. The Funds' Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the Funds will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Funds. In addition, the ten largest holdings of the Funds will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the Funds files their Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The Funds' Form N-CSR and Form N-Q will contain the Funds' entire portfolio holdings as of the applicable calendar quarter end.

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                                  FUND DETAILS
                                  ------------

Business Structure

The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Funds.

The Trustees have the power to change the respective investment goal of each of the Funds without shareholder approval.

The Trustees have the power to change the focus of the investment policy of each of the Funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. Particular Funds will provide written notice to shareholders at least 60 days prior to a change in their 80% investment policy, as required under the 1940 Act and disclosed in the SAI.

                                                    Shareholders


             Distribution and                                  Financial services firms and
           shareholder services                                    their representatives


                                                 Advise current and prospective shareholders on their Fund
                                                             investments, often in the context
                                                               of an overall financial plan.

           Principal distributor                                       Transfer agent

          John Hancock Funds, LLC                                   John Hancock Signature
                                                                        Services, Inc.

 Markets the Funds and distributes shares           Handles shareholder services, including recordkeeping and
through selling brokers, financial planners      statements, distribution of dividends and processing of buy and
   and other financial representatives.                                  sell requests.

            Investment adviser                                              Custodian

          John Hancock Investment                                State Street Bank & Trust Company
         Management Services, LLC                                    2 Avenue de Lafayette
            601 Congress Street                                         Boston, MA 02111
           Boston, MA 02210-2805
                                                 Holds the Funds' assets, settles all portfolio trades and collects
 Manages the Funds business and investment         most of the valuation data required for calculating each Fund's
                activities.                                                     NAV.

                Subadviser


Provides portfolio management to the Funds


                                                      Trustees
                                           Oversee the Funds' activities.

Management Fees. As full compensation for its services, the Adviser receives a fee from each Fund.

The fee for each Fund is calculated by applying to the net assets of the Fund an annual fee rate which is determined based on the application of the annual percentage rates for the Fund to the "aggregate net assets" of the Fund. "Aggregate net assets" of a Fund include the net assets of the Fund and the net assets of one or more other John

Hancock Fund Complex funds (or portions thereof) that have the same subadviser as the Fund. If a Fund and such other Fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for a Fund. The fee for each Fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of a Fund at the close of business on the previous business day of a Fund.

The schedule of the annual percentage rates of the management fees for the Funds are set forth in Appendix A hereto.

A discussion regarding the basis of the Board of Trustees' approving the investment advisory and subadvisory contracts of the Funds is available in the Funds' annual report to shareholders for the period ended August 31, 2006.

Subadviser Information and Management Biographies
The Adviser has entered into subadvisory agreements with the subadvisers to the Funds. Under these agreements, the subadvisers manage the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHF II. Each subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHF II with respect to the implementation of such programs.

Subadvisory Fees. Each subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or Funds which it subadvises.

Additional information about each portfolio manager including compensation, other accounts managed and Fund holdings is found in the SAI.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a Fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a Fund is able from time to time to change Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or a Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Funds, including a brief summary of the portfolio managers' business careers over the past five years. The SAI includes additional details about the Funds' portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities.

AIM Capital Management, Inc. ("AIM")
AIM is an indirect wholly owned subsidiary of AIM Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Management Group, Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

Fund                                                        Portfolio Managers
----                                                        ------------------
All Cap Growth Fund*....................................    Lanny H. Sachnowitz
                                                            Kirk L. Anderson
                                                            James G. Birdsall
                                                            Robert J. Lloyd

Small Company Growth Fund**.............................    Juliet S. Ellis
                                                            Juan R. Hartsfield

*The portfolio managers for the All Cap Growth Fund are assisted by the subadviser's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the subadviser. Team members provide research support and make securities recommendations, but do not have day-to-day management responsibilities, with respect to the Fund's portfolio.

**The portfolio managers for the Small Company Growth Fund are similarly assisted by the subadviser's Small Cap Core/ Growth Team.

o Kirk L. Anderson. Portfolio Manager; associated with AIM and/or its affiliates since 1994.

o James G. Birdsall. Portfolio Manager; associated with AIM and/or its affiliates since 1995.

o Juliet S. Ellis. Senior Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.

o Juan R. Hartsfield. Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.

o Robert J. Lloyd. Portfolio Manager, associated with AIM/and or its affiliates since 2000; formerly an employee of American Electric Power (1997-2000).

o Lanny H. Sachnowitz. Senior Portfolio Manager; associated with AIM/and or its affiliates since 1987. As the lead manager for the All Cap Growth Fund, Mr. Sachnowitz generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

American Century Investment Management, Inc. ("American Century")
American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

Fund                                                     Portfolio Managers
----                                                     ------------------
Small Company Fund....................................   Wilhelmine von Turk
                                                         Thomas P. Vaiana
                                                         Brian Ertley

Vista Fund............................................   Glen A. Fogle
                                                         David M. Holland
                                                         Bradley J. Eixmann

o Bradley J. Eixmann. Portfolio Manager; joined American Century in 2002; a portfolio manager since 2007.
o Brian Ertley. Portfolio Manager and Senior Quantitative Analyst; joined American Century in 1998; a portfolio manager since 2006.
o Glenn A. Fogle. Senior Vice President and Senior Portfolio Manager; joined American Century in 1990; a portfolio manager since 1993.
o David M. Holland. Vice President and Portfolio Manager; joined American Century in 1998; a portfolio manager since 2004.
o Wilhelmine von Turk. Vice President and Senior Portfolio Manager; joined American Century in November 1995; a portfolio manager since 2000.
o Thomas P. Vaiana. Vice President and Portfolio Manager; joined American Century in February 1997; a portfolio manager since 2000.

BlackRock Investment Management, LLC ("BlackRock")
BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock's offices are located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. BlackRock, Inc. is owned approximately 49% by Merrill Lynch & Co. ("ML & Co."), approximately 34% by The PNC Financial Services Group, Inc. ("PNC") and approximately 17% by employees and public shareholders. PNC is a diversified financial services organization with headquarters at 249 Fifth Avenue, One PNC Plaza, Pittsburgh, Pennsylvania 15222. ML & Co. is a financial services holding company with offices at World Financial Center, North Tower, 250 Vesey Street, New York, NY

10080. ML & Co. and PNC may be deemed "controlling persons" (as defined in the 1940 Act) of BlackRock, Inc. because of their ownership of the voting securities of BlackRock or their power to exercise a controlling influence over its management or policies.

Fund                                                      Portfolio Manager
----                                                      -----------------
Large Cap Value Fund...................................   Robert Doll

oRobert Doll. Senior Portfolio Manager; Vice Chairman and Director of BlackRock, Inc., and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee since 2006; President of the funds advised by Merrill Lynch Investment Managers, L.P. ("MLIM") and its affiliates from 2005 to 2006; President and Chief Investment Officer of MLIM and Fund Asset Management, L.P. from 2001 to 2006.

Davis Selected Advisers, L.P. ("Davis")
Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Fund                                                   Portfolio Managers
----                                                   ------------------
Financial Services Fund..............................  Charles Cavanaugh
                                                       Kenneth Charles Feinberg

Fundamental Value Fund...............................  Christopher C. Davis
                                                       Kenneth Charles Feinberg

o Charles Cavanaugh. Co-Portfolio Manager of Financial Services Fund since May 1, 2007; co-manages other equity funds advised by Davis Advisors and serves as a research analyst; joined Davis Advisors in March 2001.

o Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.


o Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

Declaration Management & Research, LLC ("Declaration")
Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund                                                        Portfolio Managers
----                                                        ------------------
Active Bond Fund........................................    Peter Farley
                                                            James E. Shallcross

Managed Fund............................................    Peter Farley
                                                            James E. Shallcross

Short-Term Bond Fund....................................    Peter Farley
                                                            James E. Shallcross

Total Bond Market Fund..................................    Peter Farley
                                                            James E. Shallcross

o Peter Farley, CFA (since 2005). Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research.

o James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff, sits on the Investment Committee and is a firm principal.

Deutsche Investment Management Americas Inc. ("DeAM")
DeAM, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

DeAM RREEF, located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DeAM RREEF has provided real estate investment management services to institutional investors since 1975.

RREEF Global Advisers Limited ("RREEF GA"), whose registered address is Winchester House, 1 Great Winchester Street, London, EC2N 2DB, is a wholly owned subsidiary of Deutsche Asset Management Group Limited, the holding company of the UK asset management businesses comprising, RREEF Limited, DB Absolute Return Strategies Limited and RREEF GA, It is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. The UK asset management business has provided real estate investment management services to institutional investors for over 20 years.

Deutsche Investments Australia Limited, an investment management affiliate of DeAM located atLevel 21, 83 Clarence Street, Sydney Australia, NSW 2000. Deutsche Investments Australia Limited has been a registered investment adviser since 2000.

Deutsche Asset Management (Hong Kong) Limited, an investment management affiliate of DeAM located at 55/F Cheung Kong Centre, 2 Queen's Road Central, Hong Kong. Deutsche Asset Management (Hong Kong) Limited has provided investment management services since 1999.

Deutsche Asset Management International GMBH, an investment management affiliate of DeAM located at Mainzer Landstrasse 178-190, Frankfurt AM Main, Germany, 60327. Deutsche Asset Management International GMBH has been a registered investment adviser since 1983.

Fund                                                         Portfolio Managers
----                                                         ------------------
All Cap Core Fund......................................      Julie Abbett
                                                             Jin Chen
                                                             Robert Wang

Dynamic Growth Fund....................................      Robert Janis

Global Real Estate Fund................................      John F. Robertson
                                                             Daniel Ekins
                                                             John Hammond
                                                             Kurt Klauditz
                                                             William Leung
                                                             John W. Vojticek

Real Estate Securities Fund............................      Jerry W. Ehlinger
                                                             John F. Robertson
                                                             John W. Vojticek
                                                             Asad Kazim

o Julie Abbett. Director and Senior Portfolio Manager for Global Quantitative Equity; joined DIMA in 2000; previously a consultant with equity trading services for BARRA, Inc. and a product developer at FactSet Research.

o Jin Chen, CFA. Director and Senior Portfolio Manager for Global Quantitative Equity -- Joined DIMA in 1999 and has over 12 years of investment industry experience, previously a portfolio manager for Absolute Return Strategies, after four years of experience as a fundamental equity analyst and portfolio manager of various funds in U.S. large and small cap equities at Thomas White Asset Management.

o Daniel Ekins. Managing Director; joined DIMA in 1997 and has over 20 years of investment industry experience.

o Robert Wang. Managing Director and Global Head of Quantitative Strategies -- Joined DIMA in 1995 as senior fixed-income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed-income, derivatives and foreign exchange products.

o Jerry W. Ehlinger. Managing Director -- Joined DIMA in 2004 after 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.

o John Hammond. Managing Director; joined DIMA in 2004 and has over 13 years of industry experience.

o Robert Janis. Managing Director; joined DIMA in 2004; previously portfolio manager for 10 years at Credit Suisse Asset Management (or its predecessor, Warburg Pincus Asset Management).

o John F. Robertson, CFA. Managing Director, head of North American Real Estate Securities; joined DIMA in 1997.

o John W. Vojticek. Partner -- Re-joined DIMA in September 2004. Prior to that, Mr. Vojticek was a Principal at KG Redding and Associates and Managing Director of DIMA.

o Asad Kazim. Vice President -- Joined DIMA in 2002 and has over six years of industry experience, formerly as a Financial Analyst at Clarion CRA Securities.

o Kurt Klauditz. Director and Head of Liquid Assets and Financing; joined DIMA in 2000 and has over 15 years of industry experience.

o William Leung. Vice President; joined DIMA in 2000 after spending three years with Merrill Lynch and one year at UBS Warburg primarily focusing on equity research in Hong Kong and China.

Dimensional Fund Advisors ("Dimensional")
Dimensional was organized in May 1981 as "Dimensional Fund Advisors, Inc.", a Delaware corporation, and in November 2006, it converted its legal name and organizational form to "Dimensional Fund Advisors LP," a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 1299 Ocean Avenue, Santa Monica, CA 90401. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

Dimensional uses a team approach. The investment team includes the Investment Committee of Dimensional, portfolio managers and other trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for Funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland coordinates the efforts of all other portfolio managers with respect to international equity portfolios. For this reason, Dimensional has identified Ms. Umland as primarily responsible for coordinating the day-to-day management of the Funds.

Fund                                                      Portfolio Manager
----                                                      -----------------
Emerging Markets Value.........................           Karen E. Umland
International Small Company Fund...............           Karen E. Umland

-Karen E. Umland, Senior Portfolio Manager and Vice President of Dimensional and a member of Dimensional's Investment Committee. She joined Dimensional in 1993 and has been responsible as portfolio manager for management of the international equity funds at Dimensional since 1998. She has served as portfolio manager of the Fund since its inception.

Franklin Advisers
Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403. Franklin Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc.

Fund                                                    Portfolio Managers
----                                                    ------------------
Income Fund.........................................    Edward D. Perks, CFA
                                                        Charles B. Johnson

o Edward D. Perks is a senior vice president and director of Global Core/Hybrid Portfolio Management for Franklin Advisers. Mr. Perks is co-lead portfolio manager for the Fund. Mr. Perks joined Franklin Templeton Investments in 1992.
o Charles B. Johnson is Chairman of Franklin Resources, Inc. He joined Franklin Templeton Investments in 1957.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of December 31, 2006, GMO managed on a worldwide basis more than $127 billion for institutional investors such as pension plans, endowments and foundations.

Fund                                                       Portfolio Managers
----                                                       ------------------
Growth Fund..............................................  U.S. Quantitative Investment Division
Growth & Income Fund.....................................  U.S. Quantitative Investment Division
Growth Opportunities Fund................................  U.S. Quantitative Investment Division
International Growth Fund................................  International Quantitative Investment Division
Intrinsic Value Fund.....................................  U.S. Quantitative Investment Division
Managed Fund.............................................  U.S. Quantitative Investment Division
U.S. Multi Sector Fund...................................  U.S. Quantitative Investment Division
Value Opportunities Fund.................................  U.S. Quantitative Investment Division

U.S. Quantitative Investment Division. Day-to-day management of the Fund is the responsibility of the Division. The Division's members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the Fund is: oSam Wilderman. Senior member of the division: joined GMO in 1996 and has served as co-director of U.S. equity management since 2005 and director of U.S. equity management since 2006.

Mr. Wilderman allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund's portfolios, and monitors cash flows.

International Quantitative Investment Division. Day-to-day management of the Fund is the responsibility of the Division. The Division's members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the fund is:

o Dr. Thomas Hancock. Director of international equity management; joined GMO in 1995. Dr. Hancock allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund's portfolio, and monitors cash flows.

Independence Investment LLC ("Independence")
Independence is located at 160 Federal Street, Boston, Massachusetts 02110 and is a subsidiary of Convergent Capital Management LLC ("Convergent"). Convergent is located at 190 South LaSalle Street, Chicago, Illinois, and is a subsidiary of City National Corporation, a publicly traded financial services company located at 555 South Flower Street, Los Angeles, California.

Fund                                                       Portfolio Manager
----                                                       -----------------
Small Cap Fund...........................................  Charles S. Glovsky

o Charles S. Glovsky. Senior Vice President and Director of Small Cap strategies; joined Independence in 2000; previously worked for Dewey Square Investors, Glovsky-Brown Capital Management, State Street Research & Management, Alex Brown & Sons, and Eppler, Guerin & Turner.

Jennison Associates LLC ("Jennison")
Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2006, Jennison managed in excess of $77 billion in assets.

Fund                                                          Portfolio Managers
----                                                          ------------------
Capital Appreciation Fund ..................................  Michael A. Del Balso
                                                              Kathleen A. McCarragher
                                                              Spiros Segalas

o Michael A. Del Balso. Joined Jennison in May 1972 and is a Managing Director of Jennison. He is also Jennison's Director of Research for Growth Equity. He has managed the Fund since November 2000.
o Kathleen A. McCarragher. Joined Jennison in May 1998 and is a Managing Director of Jennison. She is also Jennison's Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the Fund since November 2000.
o Spiros "Sig" Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the Fund since November 2000.

Mr. Del Balso generally has final authority over all aspects of the Fund investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Legg Mason Capital Management, Inc. ("Legg Mason")
Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a global asset management firm structured as a holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

Fund                                                    Portfolio Manager
----                                                    -------------------
Core Equity Fund....................................... Mary Chris Gay(*)

(*)Bill Miller, Chief Investment Officer of Legg Mason, manages a master portfolio that serves as a model for the Core Equity Fund. Ms. Gay, however, is solely responsible for the day-to-day management of the Fund and for implementing the investment strategies pursued by the master portfolio, subject to the Fund's investment objectives, restrictions, cash flows and other considerations.

o Mary Chris Gay. Ms. Gay has been employed by one or more subsidiaries of Legg Mason, Inc. since 1989. She is currently a Senior Vice President for Legg Mason and manages several domestic and international mutual funds and pooled investment vehicles.

Lord, Abbett & Co. LLC ("Lord Abbett")
Lord Abbett was founded in 1929 and manages one of America's oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Fund                                                      Portfolio Managers
----                                                      ------------------
All Cap Value Fund.....................................   Robert P. Fetch
                                                          Howard E. Hansen

Mid Cap Value Fund.....................................   Howard E. Hansen
                                                          Edward K. von der Linde

o Robert P. Fetch. Partner and Director -- Small-Cap Value; joined Lord Abbett in 1995.
o Howard E. Hansen. Partner and Portfolio Manager -- Mid Cap Value; joined Lord Abbett in 1995.
o Edward K. von der Linde. Partner and Director -- Mid Cap Value; joined Lord Abbett in 1988.

Marsico Capital Management, LLC ("Marsico")
Marsico, located at 1200 17th Street, Suite 1600, Denver, Colorado 80202, was organized in September 1997 as a registered investment adviser. Marsico provides investment management services to other mutual funds, institutional accounts and private accounts. Thomas F. Marsico is the founder and CEO of the firm. Marsico is an indirect, wholly-owned subsidiary of Bank of America Corporation.

Fund                                                    Portfolio Manager
----                                                    -----------------
International Opportunities Fund....................... James G. Gendelman

o James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.

Massachusetts Financial Services Company ("MFS")
MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Financial Inc. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

Fund                                                         Portfolio Managers
----                                                         ------------------
Utilities Fund.......................................        Robert.D..Persons
                                                             Maura A. Shaughnessy

o Robert D. Persons. Vice President, focusing primarily on debt securities; joined MFS in 2000.
o Maura A. Shaughnessy. Senior Vice President, focusing primarily on equities; joined MFS in 1991.

MFC Global Investment Management (U.S.), LLC ("MFC Global (U.S.)")
MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS") and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund                                                    Portfolio Manager
----                                                    -----------------
Emerging Growth Fund................................    Henry E. Mehlman
                                                        Alan E. Norton

Active Bond Fund....................................    Barry H. Evans
                                                        Howard C. Greene
                                                        Jeffrey N. Given

Strategic Income Fund...............................    Daniel S. Janis, III
                                                        John F. Iles
                                                        Barry H. Evans

High Income Fund....................................    Arthur N. Calavritinos

o Henry E. Mehlman. Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.

o Alan E. Norton. Senior Vice President; joined MFC Global (U.S.) in 2002, previously a Senior Portfolio Manager at The Colony Group.
o Howard C. Greene. Senior Vice President; joined John Hancock in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.
o Daniel S. Janis, III. Vice President; joined John Hancock in 1999; previously a senior risk manager at BankBoston (1997 to 1999).
o John F. Iles. Vice President, joined MFC Global (U.S.) in December, 2005, previously a Vice President at John Hancock. He joined John Hancock in 1999.
o Barry H. Evans. Senior Vice President, joined MFC Global (U.S.) in 2005, he is Chief Fixed Income Officer, Chief Operating Officer and a member of the Senior Investment Policy Committee. Prior to joining MFC Global (U.S.), he was a Senior Vice President and Chief Income Officer of John Hancock. He joined John Hancock in 1986.
o Arthur N. Calavritinos, Vice President; joined MFC Global (U.S.) in 1988.
o Jeffrey N. Given, Vice President; joined MFC Global (U.S.) in 1993.

MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")
MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

   Fund                                                                          Portfolio Managers
   ----                                                                          ------------------
   Money Market Fund...........................................................  Maralyn Kobayashi
                                                                                 Faisal Rahman

   Mid Cap Index Fund..........................................................  Carson Jen
                                                                                 Narayan Ramani

   Pacific Rim Fund............................................................  Pauline Dan

   Quantitative All Cap Fund...................................................  Harpreet Singh
                                                                                 Chris Hensen
                                                                                 Brett Hryb

   Quantitative Mid Cap Fund...................................................  Norman Ali
                                                                                 Rhonda Chang
                                                                                 Harpreet Singh

   Quantitative Value Fund.....................................................  Chris Hensen
                                                                                 Brett Hryb
                                                                                 Harpreet Singh

   Small Cap Index Fund........................................................  Carson Jen
                                                                                 Narayan Ramani

   Total Stock Market Index Fund...............................................  Carson Jen
                                                                                 Narayan Ramani

- Noman Ali. Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.
- Rhonda Chang. Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.

-Pauline Dan. Portfolio Manager, responsible for Greater China and Hong Kong equity portfolios; joined an affiliate of MFC Global (U.S.A.) in 2004; previously Director of Balanced Investments at AXA Investment Managers Hong Kong Limited (formerly Barclays Global Investors Hong Kong).
-Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.
-Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.
-Carson Jen. Vice President, Index Operations, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.
- Maralyn Kobayashi, Vice President and Senior Portfolio Manager of Money Market Fund; joined MFC Global (U.S.A.) in 1981.
-Faisal Rahman CFA, Portfolio Manager joined MFC Global (U.S.A.) in 2001. -Narayan Ramani. Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998. -Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

Morgan Stanley Investment Management Inc. doing business as Van Kampen ("Van Kampen")
Morgan Stanley Investment Management Inc. ("MSIM"), which does business in certain instances using the name "Van Kampen," has its principal offices at 1221 Avenue of the Americas, New York, New York. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM.

Fund                                                   Portfolio Managers
----                                               --------------------------
Value Fund.......................................  James.Gilligan.(Lead Manager)
                                                   Thomas Bastian
                                                   Thomas R. Copper
                                                   James Roeder
                                                   Sergio Marcheli

oJames Gilligan. Portfolio Manager; joined Van Kampen in 1985.
oThomas Bastian. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio manager at Eagle Asset Management.
oThomas R. Copper. Portfolio Manager; joined Van Kampen in 1986.
oJames Roeder. Portfolio Manager; joined Van Kampen in 1999.
oSergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.
oMark Laskin. Portfolio Manger; joined Van Kampen in 2000.

Munder Capital Management ("Munder")

Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, Munder acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals. As of December 31, 2006, the ownership of Munder Capital Management was as follows:
Munder Capital employees own 19.1% with an opportunity to grow to approximately 35% within five years; Crestview Partners GP, L.P. and its affiliates own 69.8%; and two other minority interest equity investors own 5.55% each.

  Fund                                                     Portfolio Managers
  ----                                                     ------------------
  Small Cap Opportunities Fund..........................   Robert E. Crosby
                                                           Julie R. Hollinshead
                                                           John P. Richardson

oRobert E. Crosby. Senior Portfolio Manager; joined Munder in 1993. oJulie R. Hollinshead. Senior Portfolio Manager; joined Munder in 1995.

oJohn P. Richardson. Director, Small-Cap Equity, and Senior Portfolio Manager; one of the founders of Munder, having joined the firm shortly after its inception in 1985.

Pacific Investment Management Company LLC ("PIMCO")
PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

   Fund                                                     Portfolio Managers
   ----                                                     ------------------
   Global Bond Fund.......................................  Sudi Mariappa

   Real Return Bond Fund..................................  John B. Brynjolfsson

   Total Return Fund......................................  William H. Gross

oJohn B. Brynjolfsson, CFA. Mr. Brynjolfsson is a Managing Director, portfolio manager and head of the PIMCO Real Return Bond Fund. He is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. Mr. Brynjolfsson joined PIMCO in 1989, previously having been associated with Charles River Associates and JP Morgan Securities.
oWilliam H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
oSudi Mariappa. Mr. Mariappa is a Managing Director and head of global portfolio management, with responsibility for overseeing PIMCO's global portfolio management efforts. Prior to joining PIMCO in 2000, he served as managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading. Mr. Mariappa's prior experience included positions at Sumitomo Finance International PLC, Long Term Capital Management, and Salomon Brothers in San Francisco and Tokyo, where he was Director of Fixed Income Arbitrage.

Pzena Investment Management, LLC ("Pzena")
Pzena, located at 120 West 45th Street, 20th Floor, New York, New York 10036, is an investment advisor to high net worth individuals, pension plans, foundations, endowments, mutual funds and other institutional accounts. As of January 1, 2007, the majority interest in Pzena was owned by the firm's four managing principals:

Richard S. Pzena            Managing Principal, CEO, Co-Chief Investment Officer
John P. Goetz               Managing Principal, Co-Chief Investment Officer
William L. Lipsey           Managing Principal, Marketing & Client Services
A. Rama Krishna             Managing Principal, Portfolio Manager

In addition, nineteen additional employees owned interests in the firm as of January 1, 2007. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of Pzena.

   Fund                                                  Portfolio Managers
   ----                                                  ------------------
   Classic Value Fund.................................   Richard S. Pzena
                                                         John P. Goetz
                                                         Antonio DeSpirito, III

oRichard S. Pzena. Managing Principal, CEO, Co-Chief Investment Officer and Founder of Pzena; joined Pzena in 1995.
oJohn P. Goetz. Managing Principal & Co-Chief Investment Officer; joined Pzena in 1996.
oAntonio DeSpirito, III. Principal; joined Pzena in 1996 as a Senior Research Analyst.

RCM Capital Management LLC ("RCM")

RCM is located at Four Embarcadero Center, San Francisco, CA 94111. Established in 1998, and the successor to the business of its prior holding company, Dresdner RCM Global Investors US Holdings LLC, RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970. RCM was formerly known as Dresdner RCM Global Investors LLC. RCM is wholly owned by RCM US Holdings LLC ("US Holdings"). US Holdings is a Delaware limited liability company that is wholly owned by Allianz Global Investors AG ("AGI"). AGI, in turn, is owned by Allianz SE ("Allianz").

   Fund                                                  Portfolio Managers
   ----                                                  ------------------
   Emerging Small Company Fund.........................  Thomas J. Ross
                                                         Louise M. Laufersweiler

   Science & Technology Fund...........................  Walter C. Price
                                                         Hauchen Chen

oThomas J. Ross (since May 2006). Director, Chief Investment Officer and Senior Portfolio Manager of RCM. Mr. Ross has senior portfolio management responsibilities for both the U.S. and International Small Cap strategies. Prior to joining RCM in 2001, he was a senior analyst and portfolio manager with Dresdner Bank's dit-Deutscher Investment Trust subsidiary in Frankfurt, Germany for 10 years, managing a variety of global portfolios. He has over 22 years' experience encompassing equity research and portfolio management.
oLouise M. Laufersweiler, CFA (since May, 2006). Director, Deputy Chief Investment Officer and Senior Portfolio Manager of RCM. She has senior portfolio management responsibilities for both mid-cap and small-cap equity strategies and is Chief Investment Officer for RCM Mid-Cap and Deputy Chief Investment Officer for RCM U.S. Small Cap.
oWalter C. Price, CFA (since 2006). Managing Director, Senior Analyst and Co-Portfolio Manager. Mr. Price joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.
oHuachen Chen, CFA (since 2006). Senior Analyst and Co-Portfolio Manager. Mr Chen joined RCM in 1984 and since 1990 had extensive portfolio responsibilities for technology and capital goods stocks.

RiverSource Investments, LLC ("RiverSource Investments")
RiverSource Investments, located at 200 Ameriprise Financial Center, Minneapolis, Minnesota, 55474, is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). Ameriprise Financial is a financial planning and financial services company that has been offering services for clients' asset accumulation and income management and protection needs for over 110 years. RiverSource Investments manages investments for itself, the RiverSource Investments funds and other affiliates. For institutional clients, RiverSource and its affiliates provide investment management and related services, such as separate account asset management and institutional trust and custody,as well as other investments products.

Fund                                                          Portfolio Managers
----                                                          ------------------
Mid Cap Value Equity Fund.................................... Steve Schroll
                                                              Laton Spahr
                                                              Warren Spitz
                                                              Paul Stocking

oSteve Schroll, Portfolio Manager; joined RiverSource Investments in 1998 as a Senior Security Analyst.
oLaton Spahr, CFA, Portfolio Manager; joined RiverSource Investments in 2001 as a Security Analyst; previously worked as a Sector Analyst for Holland Capital Management from 2000 to 2001. oWarren Spitz, Senior Portfolio Manager; joined RiverSource Investments in 2000.
oPaul Stocking, Associate Portfolio Manager, joined RiverSource Investments in 1995 as a Senior Equity Analyst.

SSgA Funds Management, Inc. ("SSgA FM")
SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is registered as an investment advisor with the SEC. It is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As ofDecember 31, 2006, SSgA FM had over $122 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up SSgA, the investment management arm of State Street Corporation. With over $1.7 trillion under management as of December 31, 2006, SSgA FM provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

   Fund                                                        Portfolio Manager
   ----                                                        -----------------
   International Equity Index Fund..........................   Jeffrey Beach
                                                               Thomas Coleman

oJeffrey Beach. Principal; joined SSgA FM in 1986.
oThomas Coleman. Principal; joined SSgA FM in 1998.

Sustainable Growth Advisers, L.P. ("SGA")
SGA is located at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901. It was founded in July, 2003 and is controlled by its founders, George P. Fraise, Gordon M. Marchand and Robert L. Rohn.

   Fund                                                       Portfolio Managers
   ----                                                       ------------------
   U.S. Global Leaders Growth Fund.........................   George P. Fraise
                                                              Gordon M. Marchand
                                                              Robert L. Rohn

oGeorge P. Fraise. Principal; joined SGA in 2003; previously executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003) and a portfolio manager at Scudder Kemper Investments (1997-2000).
oGordon M. Marchand. Principal; joined SGA in 2003; previously chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984-2003).
oRobert L. Rohn. Principal; joined SGA in 2003; previously an analyst and portfolio manager at W.P. Stewart & Co. ("W.P. Stewart") and held positions of Chairman of the Board and Chief Executive Officer of W.P. Stewart Inc., W.P. Stewart's core U.S. investment business, and Chairman of W.P. Stewart Inc.'s Management Committee (1992 to 2003). From 1988 through 1991 he was Vice President with Yeager, Wood and Marshall, Inc., where he was a member of the Investment Policy Committee.

Templeton Global Advisors Limited ("Templeton Global")
Templeton Global is located at Box N-7759, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of December 31, 2006, Templeton and its affiliates managed over $301 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

   Fund                                                       Portfolio Managers
   ----                                                       ------------------
   Global Fund.............................................   Jeffrey A. Everett
                                                              Murdo Murchison
                                                              Lisa Myers

oJeffrey A. Everett. President; Chief Investment Officer -- Retail for the Templeton Global Equity Group; joined Templeton in 1989 oMurdo Murchison. Lead Portfolio Manager; Executive Vice President; joined Templeton in 1993.
oLisa Myers. Vice President; joined Templeton in 1996.

Templeton Investment Counsel, LLC  ("Templeton")
Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of December 31, 2006, Templeton and its affiliates managed over $301 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

   Fund                                                       Portfolio Managers
   ----                                                       ------------------
   International Small Cap Fund............................   Tucker Scott
                                                              Cindy Sweeting
                                                              Peter Nori
                                                              Neil Devlin

   International Value Fund................................   Tucker Scott

                                                              Cindy Sweeting
                                                              Peter Nori
                                                              Neil Devlin

oTucker Scott. Senior Vice President; joined Templeton in 1996; previously worked at Aeltus Investment Management.
oCindy Sweeting. Executive Vice President and Director of Research; joined Templeton in 1997.
oPeter Nori. Executive Vice President, joined Templeton in 1994; previously worked at Franklin since 1987.
oNeil Devlin. Senior Vice President, joined Templeton in 2006; previously worked at Boston Partners since 2000.

T. Rowe Price Associates, Inc. ("T. Rowe Price")
T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2006, T. Rowe Price and its affiliates managed over $334.70 billion for over ten million individual and institutional investor accounts.

   Fund                                                       Portfolio Managers
   ----                                                       ------------------
   Blue Chip Growth Fund...................................   Larry J. Puglia

   Equity-Income Fund......................................   Brian C. Rogers

   Health Sciences Fund....................................   Kris H. Jenner

   Science & Technology Fund...............................   Michael F. Sola

   Small Company Value Fund................................   Preston G. Athey

   Spectrum Income Fund....................................   Team*

   Real Estate Equity Fund.................................   David Lee

oPreston G. Athey. Vice President; joined T. Rowe Price in 1978.
oKris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School (1995-1997).
oLarry J. Puglia. Vice President; joined T. Rowe Price in 1990.
oBrian C. Rogers. Vice President; joined T. Rowe Price in 1982.
oMichael F. Sola. Vice President; joined T. Rowe Price in 1995 as a technology analyst and has been managing investments since 1997.
oDavid Lee. Vice President; joined T. Rowe Price in 1993.

*Team. The Spectrum Income Fund is managed by an investment advisory committee that has day-to-day responsibility in managing the Fund's portfolio and developing and executing the Fund's investment program.

Edmund M. Notzon III is Chairman of the Spectrum Income Fund Investment Advisory Committee and is responsible for implementing and monitoring the Fund's overall investment strategy, as well as the allocation of the Fund's assets. Mr. Notzon joined T. Rowe Price in 1989 and is a Vice President and Senior Portfolio Manager.

The Committee members with the most significant responsibilities for managing the Fund's assets are:
oDaniel O. Shackelford. Vice President and chairman of the T. Rowe Price Fixed Income Strategy Committee; joined T. Rowe Price in 1999; responsible for the Fund's investment grade bond investments.
oMark J. Vaselkiv. Vice President and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management; joined T. Rowe Price in 1988; responsible for the Fund's investments in high-yield debt securities.
oIan Kelson. Vice President of T. Rowe Price International; responsible for the Fund's high-quality international bond investments joined T. Rowe Price in 2000; prior thereto was head of fixed income for Morgan Grenfell/DIMA.
oBrian Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the Fund's dividend-paying common stock and value stock investments.

oConnie Bavely. Vice President; joined T. Rowe Price in 1998; responsible for the Fund's mortgage-backed and mortgage-related investments.

UBS Global Asset Management (Americas) Inc. ("UBS")
UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

   Fund                                                       Portfolio Managers
   ----                                                       ------------------
   Global Allocation Fund..................................   Brian D. Singer

   Large Cap Fund..........................................   John Leonard
                                                              Thomas Cole
                                                              Thomas Digenan
                                                              Scott Hazen

Brian D. Singer is the lead portfolio manager for the Global Allocation Fund. Mr. Singer has access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the Fund over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Mr. Singer, as lead portfolio manager and coordinator for management of the Fund, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Information about Mr. Singer is provided below.

Brian D. Singer is the Chief Investment Officer, Americas, at UBS Global Asset Management. Mr. Singer has been a Managing Director of UBS Global Asset Management since 1990.

John Leonard, Thomas M. Cole, Thomas Digenan and Scott Hazen are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Large CapFund. Mr. Leonard as the head of the investment management team oversees the other members of the team, leads the portfolio construction process and reviews the overall composition of each Fund's portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Cole as the director of research for the investment management team oversees the analyst team that provides the investment research on the large cap markets that is used in making the security selections for each Fund's portfolio. Mr. Digenan and Mr. Hazen as the primary strategists for the investment management team provide cross-industry assessments and risk management assessments for portfolio construction for each Fund. Information about Messrs. Leonard, Cole, Digenan and Hazen is provided below.

John Leonard is the Head of North American Equities and Deputy Global Head of Equities at UBS Global Asset Management. Mr. Leonard is also a Managing Director of UBS Global Asset Management and has been an investment professional with UBS Global Asset Management since 1991.

Thomas M. Cole is Head of Research North American Equities and a Managing Director of UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1995.

Thomas Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001 and is an Executive Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001.

Scott Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004 and is an Executive Director of UBS Global Asset Management. From 1992 to 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management.

JHF II's SAI provides additional information about the compensation, any other accounts managed, and any Fund shares held by Messrs. Singer, Leonard, Cole, Digenan and Hazen.

UST Advisers, Inc. ("USTAI")
USTAI is a wholly-owned subsidiary of United States Trust Company, National Association ("USTCNA"), a national banking association. USTCNA is a wholly-owned subsidiary of NB Holdings Corporation, which in turn is a wholly-owned subsidiary of Bank of America Corporation, both of which are financial holding companies. USTAI has its principal offices at 225 High Ridge Road, Stamford, Connecticut 06905.

   Fund                                                       Portfolio Managers
   ----                                                       ------------------
   Value & Restructuring Fund..............................   David J. Williams
                                                              Timothy Evnin
                                                              John McDermott

oDavid J. Williams. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987. Primarily responsible for the day-to-day management of the Fund. oTimothy Evnin. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987.
oJohn McDermott. Managing Director and Portfolio Manager; joined U.S. Trust in 1996.

Wellington Management Company LLP ("Wellington Management")
Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

   Fund                                             Portfolio Managers
   ----                                             ------------------
   Investment Quality Bond Fund..................
                                                    Thomas L. Pappas, CFA
                                                    Christopher L. Gootkind, CFA
                                                    Christopher A. Jones, CFA

   Mid Cap Intersection Fund.....................   Doris T. Dwyer
                                                    David J. Elliott

   Mid Cap Stock Fund............................   Michael T. Carmen, CFA, CPA
                                                    Mario E. Abularach, CFA

   Natural Resources Fund........................   Karl E. Bandtel
                                                    James A. Bevilacqua

   Small Cap Growth Fund.........................   Steven C. Angeli, CFA
                                                    Mario E. Abularach, CFA
                                                    Stephen Mortimer

   Small Cap Value Fund..........................   Timothy J. McCormack, CFA
                                                    Stephen T. O'Brien, CFA
                                                    Shaun F. Pedersen

   Special Value Fund............................   Timothy J. McCormack, CFA
                                                    Stephen T. O'Brien, CFA
                                                    Shaun F. Pedersen

oMario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001.
oSteven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.
oKarl E. Bandtel. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1990.
oJames A. Bevilacqua. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.
oMichael T. Carmen, CFA, CPA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999. oDoris T. Dwyer. Vice President and Equity Portfolio Manager of Wellington Management, has served as Portfolio Manager of the Mid Cap Intersection Fund since its inception in May 2007. Ms. Dwyer joined Wellington Management as an investment professional in 1998.
oDavid J. Elliott, CFA. Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Mid Cap Intersection Fund since its inception in May 2007. Mr. Elliott joined Wellington Management as an investment professional in 1995. oChristopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 2000. oChristopher A. Jones, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1994.
oTimothy J. McCormack, CFA. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2000.
oStephen Mortimer. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2001.
oStephen T. O'Brien, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1983.
oThomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1987. oShaun F. Pedersen. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2004; previously an investment professional at Thomas Weisel Asset Management (2001-2004).

Wells Capital Management, Incorporated ("Wells Capital")
Wells Capital, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

   Fund                                                       Portfolio Managers
   ----                                                       ------------------
   Core Bond Fund..........................................   William Stevens

   U.S. High Yield Bond Fund...............................   Phil Susser
                                                              Niklas Nordenfelt

oWilliam Stevens. Senior Portfolio Manager and head of the Montgomery Fixed Income team at Wells Capital; joined Wells Capital in 2003; previously founded the Fixed Income team of Montgomery Asset Management in 1992.
oPhil Susser is a Portfolio Manager in the Sutter High Yield Fixed Income team at Wells Capital Management; joined Sutter as a research analyst in 2001; previously worked at Deutsche Bank Securities Inc. as an associate research analyst.
oNiklas Nordenfelt is currently senior portfolio manager and co-manager of the Sutter High Yield Fixed Income team at Wells Capital Management. Niklas joined the Sutter High Yield Fixed Income team of Wells Capital Management in February 2003 as investment strategist. Niklas began his investment career in 1991 and has managed portfolios ranging from quant-active and tactical asset allocation strategies to domestic and international index funds. Previous to joining Sutter, Niklas was at Barclays Global Investors from 1996-2002 where he was a principal working on their international and emerging markets equity strategies. Prior to this, Niklas was a quantitative analyst at Fidelity and a portfolio manager and group leader at Mellon Capital Management. He received his bachelor's degree in economics from the University of California, Berkeley and is a CFA charterholder.

Western Asset Management Company ("Western")
Western is one of the world's leading investment management firms. Its sole business is managing fixed-income portfolios for large institutional clients, an activity Western has pursued for over 30 years. From its offices in

Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore, and Tokyo, Western's 920 employees perform these services for a wide variety of global clients, including charitable, corporate, health care, insurance, mutual fund, public, and union, and across an equally wide variety of mandates, from money markets to emerging markets. As of 12/31/06, Western's current client base totals 739, representing 45 countries,1,402 accounts, and $574.6 billion in assets.

   Fund                                                       Portfolio Managers
   ----                                                       ------------------
   U.S. Government Securities Fund.........................   S. Kenneth Leech
                                                              Steven A. Walsh
                                                              Mark S. Lindbloom
                                                              Ronald D. Mass
                                                              Frederick R. Marki

   High Yield Fund.........................................   S. Kenneth Leech
                                                              Steven A. Walsh
                                                              Mike Buchanan
                                                              Timothy J. Settel
                                                              Ian R. Edmonds

   Strategic Bond Fund.....................................   S. Kenneth Leech
                                                              Steven A. Walsh
                                                              Keith J. Gardner
                                                              Matthew C. Duda
                                                              Mike Buchanan

oS. Kenneth Leech. Chief Investment Officer, joined Western in 1990. Prior to joining Western, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988 and National Bank of Detroit Portfolio Manager, 1977-1980.
oSteven A. Walsh. Deputy Chief Investment Officer, joined Western in 1991. Prior to Western, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991 and Atlantic Richfield Company Portfolio Manager, 1981-1988.
o Mark S. Lindbloom. Portfolio Manager, joined Western in 2006. Prior to Western, Mr. Lindbloom worked for Citigroup Asset Management Portfolio Manager, 1986-2005; Brown Brothers Harriman & Co. Portfolio Manager, 1981-1986 and The New York Life Insurance Company Analyst, 1979-1981.
oRonald D. Mass. Portfolio Manager/Research Analyst, joined Western in 1991. Prior to Western, Mr. Mass worked for The First Boston Corporation Research Associate, 1987-1990 and The First Boston Corporation Research Associate, 1987-1990.
oFrederick R. Marki. Senior Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Marki worked for Citigroup Asset Management Senior Portfolio Manager, 1991-2005; UBS Portfolio Manager, 1989-1991; Merrill Lynch Vice President, 1985-1989 and Federal Reserve Bank Assistant Economist, 1983-1985. oMichael C. Buchanan. Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Buchanan worked for Credit Suisse Asset Management Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management Managing Director, Head of High Yield Trading, 1998-2003 and Conseco Capital Management Vice President, Portfolio Manager, 1990-1998.
oTimothy J. Settel. Portfolio Manager/Research Analyst, joined Western in 2001. Prior to Western, Mr. Settel worked for Lazard Freres & Co. Portfolio Manager, 1995-2001 and Bear Stearns Mortgage Analyst, 1993-1995.
oIan R. Edmonds. Research Analyst, joined Western in 1994. Prior to Western Mr. Edmonds worked for Bacon & Woodrow Actuary, 1990-1994.
oKeith J. Gardner. Portfolio Manager/Research Analyst, joined Western in 1994. Prior to Western, Mr. Gardner worked for Legg Mason, Inc. Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. Portfolio Manager, 1985-1992 and Salomon Brothers, Inc. Research Analyst, 1983-1985.
oMatthew C. Duda. Research Analyst, joined Western in 2001. Prior to Western, Mr. Duda worked for Credit Suisse-First Boston Corporation Vice President and Investment Strategist, 1997-2001; Union Bank of Switzerland Investment Strategist and Research Associate, 1997-1997; Lehman Brothers Investment Strategist and Research Associate, 1996-1997; New York City Economic Development Corporation Graduate Research Associate, 1995-1996 and Merrill Lynch & Co. Emerging Markets Debt Analyst, 1993-1995.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a portfolio in operation for less than five years. Certain information reflects financial results for a single share of a Fund portfolio. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund portfolio (assuming reinvestment of all dividends and distributions).

The financial statements of the Fund as of August 31, 2006, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHF II's financial statements, in JHF II's annual report which has been incorporated by reference into the SAI and is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Active Bond                                  All Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $9.61                                             $15.50
Net investment income (loss)(h)                                          0.36                                               0.01
Net realized and unrealized gain (loss) on investments                  (0.11)                                              0.93
Total from investment operations                                         0.25                                               0.94
Less distributions
From net investment income                                              (0.26)                                             (0.01)
                                                                        (0.26)                                             (0.01)
Net asset value, end of period                                          $9.60                                             $16.43
Total return(k)(%)                                                       2.68(m)                                            6.05(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $37                                                $32
Ratio of net expenses to average net assets (%)                          0.79(r)                                            1.00(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 4.27(r)                                            0.08(r)
Portfolio turnover (%)                                                    406(m)                                             106(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                k Assumes dividend reinvestment.
m Not annualized.                                                               m Not annualized.
r Annualized.                                                                   r Annualized.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                   All Cap Value                                Blue Chip Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.84                                             $16.53
Net investment income (loss)(h)                                          0.11                                               0.08
Net realized and unrealized gain (loss) on investments                   1.91                                               1.22
Total from investment operations                                         2.02                                               1.30
Less distributions
From net investment income                                              (0.02)                                             (0.01)
                                                                        (0.02)                                             (0.01)
Net asset value, end of period                                         $15.84                                             $17.82
Total return(k,l)(%)                                                    14.64(m)                                            7.88(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $21                                               $185
Ratio of net expenses to average net assets (%)                          0.94(r)                                            0.88(r)
Ratio of gross expenses to average net assets(p)(%)                        --                                               0.90(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 0.80(r)                                            0.51(r)
Portfolio turnover (%)                                                     48(m)                                              28(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                k Assumes dividend reinvestment.
l The Adviser/Subadviser voluntarily paid Class 1 $46,991 for a potential       l Total returns would have been lower had certain
  lost investment opportunity. Excluding this payment, the total return would     expenses not been reduced during the period shown.
  have been 14.38%.                                                             m Not annualized.
m Not annualized.                                                               p Does not take into consideration expense
r Annualized.                                                                     reductions during the period shown.
                                                                                r Annualized.

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         Capital Appreciation                                          Core Bond
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $9.20                                             $12.51
Net investment income (loss)(h)                                          0.01                                               0.47
Net realized and unrealized gain (loss) on investments                   0.23                                              (0.12)
Total from investment operations                                         0.24                                               0.35
Less distributions
From net investment income                                                 --                                              (0.34)
                                                                           --                                              (0.34)
Net asset value, end of period                                          $9.44                                             $12.52
Total return(k)(%)                                                       2.61(m)                                            2.86(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $68                                                 $1
Ratio of net expenses to average net assets (%)                          0.88(r)                                            0.88(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 0.10(r)                                            4.39(r)
Portfolio turnover (%)                                                     57(m)                                             436(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
m Not annualized.                                                               k Assumes dividend reinvestment.
r Annualized.                                                                   m Not annualized.
                                                                                r Annualized.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Core Equity                                    Emerging Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.76                                             $16.35
Net investment income (loss)(h)                                         (0.01)                                             (0.04)
Net realized and unrealized gain (loss) on investments                   0.50                                               2.03
Total from investment operations                                         0.49                                               1.99
Net asset value, end of period                                         $14.25                                             $18.34
Total return (%)                                                         3.56(m)                                           12.17(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $12                                               $120
Ratio of net expenses to average net assets (%)                          0.88(r)                                            0.98(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                (0.04)(r)                                          (0.26)(r)
Portfolio turnover (%)                                                     13(m)                                             206(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
m Not annualized.                                                               m Not annualized.
r Annualized.                                                                   r Annualized.

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       Emerging Small Company                                      Equity-Income
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $28.17                                             $16.03
Net investment income (loss)(h)                                         (0.16)                                              0.26
Net realized and unrealized gain (loss) on investments                   0.96                                               1.90
Total from investment operations                                         0.80                                               2.16
Less distributions From net investment income                              --                                              (0.06)
                                                                           --                                              (0.06)
Net asset value, end of period                                         $28.97                                             $18.13
Total return(k,l)(%)                                                     2.84(m)                                           13.52(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $52                                               $183
Ratio of net expenses to average net assets (%)                          1.13(r)                                            0.89(r)
Ratio of gross expenses to average net assets(p)(%)                      1.30(r)                                            0.90(r)
Ratio of net investment income (loss) to average net assets (%)         (0.57)(r)                                           1.68(r)
Portfolio turnover (%)                                                    207(m)                                              39(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
l Total returns would have been lower had certain expenses not been reduced     k Assumes dividend reinvestment.
  during the period shown.                                                      l Total returns would have been lowered had certain
m Not annualized.                                                                 expenses not been reduced during the period shown.
p Does not take into consideration expense reductions during the period shown.  m Not annualized.
r Annualized.                                                                   p Does not take into consideration expense
                                                                                  reductions during the period shown.
                                                                                r Annualized.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                            Fundamental Value                                        Global Bond
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $14.34                                             $14.56
Net investment income (loss)(h)                                          0.13                                               0.44
Net realized and unrealized gain (loss) on investments                   1.42                                              (0.08)
Total from investment operations                                         1.55                                               0.36
Less distributions
From net investment income                                              (0.03)                                             (0.09)
                                                                        (0.03)                                             (0.09)
Net asset value, end of period                                         $15.86                                             $14.83
Total return(k)(%)                                                      10.83(m)                                            2.46(m)
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $67                                                $41
Ratio of net expenses to average net assets (%)                          0.86(r)                                            0.84(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 0.93(r)                                            3.42(r)
Portfolio turnover (%)                                                      8(m)                                             248(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                k Assumes dividend reinvestment.
m Not annualized.                                                               m Not annualized.
r Annualized.                                                                   r Annualized.

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                   High Yield                        International Opportunities
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.10                                             $13.71
Net investment income (loss)(h)                                          0.65                                               0.11
Net realized and unrealized gain (loss) on investments                  (0.03)                                              3.01
Total from investment operations                                         0.62                                               3.12
Less distributions From net investment income                           (0.60)                                             (0.70)
                                                                        (0.60)                                             (0.70)
Net asset value, end of period                                         $10.12                                             $16.13
Total return(k,l)(%)                                                     6.41(m)                                           23.36(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $44                                                 $9
Ratio of net expenses to average net assets (%)                          0.76(r)                                            1.07(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 7.22(r)                                            0.78(r)
Portfolio turnover (%)                                                     83(m)                                              99(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                k Assumes dividend reinvestment.
m Not annualized.                                                               l The Adviser/Subadviser voluntarily paid Class 1
r Annualized.                                                                     $11,316 for a potential lost investment
                                                                                  opportunity. Excluding this payment, the total
                                                                                  return would have been 23.19%.
                                                                                m Not annualized.
                                                                                r Annualized.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      International Small Cap                               International Stock
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                           Class 1
Period ended                                                          8-31-06(a)                                        8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $18.48                                            $11.95
Net investment income (loss)(h)                                          0.27                                              0.28
Net realized and unrealized gain (loss) on investments                   2.24                                              2.32
Total from investment operations                                         2.51                                              2.60
Less distributions From net investment income                           (0.04)                                            (0.28)
From net realized gain                                                     --                                             (0.45)
                                                                        (0.04)                                            (0.73)
Net asset value, end of period                                         $20.95                                            $13.82
Total return(k)(%)                                                      13.58(m)                                          22.19(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $37                                               $79
Ratio of net expenses to average net assets (%)                          1.18(r)                                           1.12(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 1.55(r)                                           2.44(r)
Portfolio turnover (%)                                                     89(m)                                            196(m,x)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                k Assumes dividend reinvestment.
m Not annualized.                                                               m Not annualized.
r Annualized.                                                                   r Annualized.
                                                                                x Includes redemption-in-kind activity. Refer to
                                                                                  Merger of International Stock footnote 1.

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                          International Value                            Investment Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                        8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $15.20                                             $11.84
Net investment income (loss)(h)                                          0.46                                               0.46
Net realized and unrealized gain (loss) on                               2.30                                              (0.16)
investments
Total from investment operations                                         2.76                                               0.30
Less distributions
From net investment income                                              (0.05)                                             (0.38)
                                                                        (0.05)                                             (0.38)
Net asset value, end of period                                         $17.91                                             $11.76
Total return(k,l) (%)                                                   18.22(m)                                            2.64(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $134                                                $35
Ratio of net expenses to average net assets (%)                          0.99(r)                                            0.84(r)
Ratio of gross expenses to average net assets(p) (%)                     1.01(r)                                              --
Ratio of net investment income (loss) to
  average net assets (%)                                                 3.17(r)                                            4.42(r)
Portfolio turnover (%)                                                     59(m)                                              35(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                k Assumes dividend reinvestment.
l Total returns would have been lower had certain expenses not                  m Not annualized.
  been reduced during the period shown.                                         r Annualized.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
r Annualized.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Large Cap                                    Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.26                                             $20.31
Net investment income (loss)(h)                                          0.11                                               0.23
Net realized and unrealized gain (loss) on investments                   1.31                                               2.48
Total from investment operations                                         1.42                                               2.71
Less distributions
From net investment income                                              (0.01)                                             (0.05)
                                                                        (0.01)                                             (0.05)
Net asset value, end of period                                         $14.67                                             $22.97
Total return(k)(%)                                                      10.73(m)                                           13.33(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $2                                               $105
Ratio of net expenses to average net assets (%)                          0.93(r)                                            0.98(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 0.86(r)                                            1.24(r)
Portfolio turnover (%)                                                     24(m)                                              54(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                k Assumes dividend reinvestment.
m Not annualized.                                                               m Not annualized.
r Annualized.                                                                   r Annualized.

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Mid Cap Core                                      Mid Cap Stock
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $15.90                                             $13.86
Net investment income (loss)(h)                                          0.13                                              (0.04)
Net realized and unrealized gain (loss) on investments                   1.25                                               2.01
Total from investment operations                                         1.38                                               1.97
Less distributions
From net investment income                                              (0.02)                                                --
From net realized gain                                                     --                                              (0.02)
                                                                        (0.02)                                             (0.02)
Net asset value, end of period                                         $17.26                                             $15.81
Total return(k,l)(%)                                                     8.67(m)                                           14.20(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $11                                               $107
Ratio of net expenses to average net assets (%)                          0.98(r)                                            0.96(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 0.88(r)                                           (0.30)(r)
Portfolio turnover (%)                                                    115(m)                                             104(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                k Assumes dividend reinvestment.
m Not annualized.                                                               l The Adviser/Subadviser voluntarily paid Class 1
r Annualized.                                                                     $510,149 for a potential lost investment
                                                                                  opportunity. Excluding this payment, the total
                                                                                  return would have been 13.67%.
                                                                                m Not annualized.
                                                                                r Annualized.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                Mid Cap Value                                  Natural Resources
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $17.65                                             $28.70
Net investment income (loss)(h)                                          0.11                                               0.34
Net realized and unrealized gain (loss) on investments                   1.15                                               6.70
Total from investment operations                                         1.26                                               7.04
Less distributions
From net investment income                                              (0.03)                                             (0.03)
From net realized gain                                                  (0.01)                                                --
                                                                        (0.04)                                             (0.03)
Net asset value, end of period                                         $18.87                                             $35.71
Total return(k)(%)                                                       7.11(m)                                           24.55(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $93                                                $81
Ratio of net expenses to average net assets (%)                          0.97(r)                                            1.12(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 0.63(r)                                            1.13(r)
Portfolio turnover (%)                                                     74(m)                                              71(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                k Assumes dividend reinvestment.
m Not annualized.                                                               m Not annualized.
r Annualized.                                                                   r Annualized.

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         Quantitative Mid Cap                                 Quantitative Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.55                                             $14.09
Net investment income (loss)(h)                                          0.02                                               0.22
Net realized and unrealized gain (loss) on investments                   0.76                                               2.31
Total from investment operations                                         0.78                                               2.53
Less distributions
From net investment income                                                 --(j)                                           (0.06)
From net realized gain                                                  (0.01)                                                --(j)
                                                                        (0.01)                                             (0.06)
Net asset value, end of period                                         $14.32                                             $16.56
Total return(k)(%)                                                       5.74(m)                                           17.98(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $133                                                $96
Ratio of net expenses to average net assets (%)                          0.85(r)                                            0.79(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 0.12(r)                                            1.62(r)
Portfolio turnover (%)                                                    119(m)                                             127(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
j Less than $0.01 per share.                                                    j Less than $0.01 per share.
k Assumes dividend reinvestment.                                                k Assumes dividend reinvestment.
m Not annualized.                                                               m Not annualized.
r Annualized.                                                                   r Annualized.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       Real Estate Securities                                   Real Return Bond
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $23.03                                             $13.52
Net investment income (loss)(h)                                          0.64                                               0.53
Net realized and unrealized gain (loss) on investments                   6.46                                              (0.24)
Total from investment operations                                         7.10                                               0.29
Less distributions
From net investment income                                              (0.16)                                             (0.40)
From net realized gain                                                  (0.03)                                                --(j)
                                                                        (0.19)                                             (0.40)
Net asset value, end of period                                         $29.94                                             $13.41
Total return(k)(%)                                                      30.96(m)                                            2.27(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $171                                                $17
Ratio of net expenses to average net assets (%)                          0.82(r)                                            0.80(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 2.76(r)                                            4.52(r)
Portfolio turnover (%)                                                    199(m)                                             216(m)

a Class 1 shares began operations on 10-15-05.                               a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                            h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                             j Less than $0.01 per share.
m Not annualized.                                                            k Assumes dividend reinvestment.
r Annualized.                                                                m Not annualized.
                                                                             r Annualized.

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Small Cap                            Small Cap Opportunities
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.60                                             $21.36
Net investment income (loss)(h)                                         (0.03)                                              0.21
Net realized and unrealized gain (loss) on investments                   0.45                                               1.72
Total from investment operations                                         0.42                                               1.93
Less distributions
From net investment income                                                 --                                              (0.05)
From net realized gain                                                     --                                                 --(j)
                                                                           --                                              (0.05)
Net asset value, end of period                                         $14.02                                             $23.24
Total return(r)(%)                                                       3.09(m)                                            9.04(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $1                                                $30
Ratio of net expenses to average net assets (%)                          0.96(r)                                            1.10(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                (0.27)(r)                                           1.01(r)
Portfolio turnover (%)                                                     53(m)                                              59(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
m Not annualized.                                                               j Less than $0.01 per share.
r Annualized.                                                                   k Assumes dividend reinvestment.
                                                                                m Not annualized.
                                                                                r Annualized.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                Small Company                                Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $15.15                                             $21.09
Net investment income (loss)(h)                                         (0.06)                                              0.10
Net realized and unrealized gain (loss) on investments                   0.33                                               2.52
Total from investment operations                                         0.27                                               2.62
Less distributions
From net investment income                                                 --                                              (0.05)
                                                                           --                                              (0.05)
Net asset value, end of period                                         $15.42                                             $23.66
Total return(k,l)(%)                                                     1.78(m)                                           12.41(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $6                                               $149
Ratio of net expenses to average net assets (%)                          1.34(r)                                            1.10(r)
Ratio of gross expenses to average net assets(p)(%)                        --                                               1.12(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                (0.40)(r)                                           0.46(r)
Portfolio turnover (%)                                                    110(m)                                              12(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
m Not annualized.                                                               k Assumes dividend reinvestment.
r Annualized.                                                                   l Total returns would have been lower had certain
                                                                                  expenses not been reduced during the period shown.
                                                                                m Not annualized.
                                                                                p Does not take into consideration expense
                                                                                  reductions during the period shown.
                                                                                r Annualized.

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                Special Value                                     Strategic Bond
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $18.66                                             $11.85
Net investment income (loss)(h)                                          0.06                                               0.51
Net realized and unrealized gain (loss) on investments                   1.79                                              (0.04)
Total from investment operations                                         1.85                                               0.47
Less distributions
From net investment income                                              (0.01)                                             (0.53)
From net realized gain                                                     --                                                 --(j)
                                                                        (0.01)                                             (0.53)
Net asset value, end of period                                         $20.50                                             $11.79
Total return(k)(%)                                                       9.91(m)                                            4.18(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $4                                                $42
Ratio of net expenses to average net assets (%)                          1.12(r)                                            0.82(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 0.35(r)                                            4.88(r)
Portfolio turnover (%)                                                     26(m)                                             192(m)

a Class 1 shares began operations on 10-15-05.                               a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                            h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                             j Less than $0.01 per share.
m Not annualized.                                                            k Assumes dividend reinvestment.
r Annualized.                                                                m Not annualized.
                                                                             r Annualized.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                              Strategic Value                                       Total Return
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.29                                             $13.70
Net investment income (loss)(h)                                          0.09                                               0.46
Net realized and unrealized gain (loss) on investments                   0.58                                              (0.04)
Total from investment operations                                         0.67                                               0.42
Less distributions
From net investment income                                              (0.02)                                             (0.34)
                                                                        (0.02)                                             (0.34)
Net asset value, end of period                                         $10.94                                             $13.78
Total return(k)(%)                                                       6.47(m)                                            3.14(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $14                                               $118
Ratio of net expenses to average net assets (%)                          0.97(r)                                            0.82(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 0.98(r)                                            3.85(r)
Portfolio turnover (%)                                                     42(m)                                             398(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                k Assumes dividend reinvestment.
m Not annualized.                                                               m Not annualized.
r Annualized.                                                                   r Annualized.

John Hancock Funds II

Financial Highlights (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                   U.S. Global Leaders Growth                         U.S. Government Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1                                            Class 1
Period ended                                                          8-31-06(a)                                         8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.79                                             $13.54
Net investment income (loss)(h)                                          0.05                                               0.44
Net realized and unrealized gain (loss) on investments                  (0.17)                                             (0.07)
Total from investment operations                                        (0.12)                                              0.37
Less distributions
From net investment income                                              (0.01)                                             (0.32)
From net realized gain                                                     --                                                 --(j)
                                                                        (0.01)                                             (0.32)
Net asset value, end of period                                         $12.66                                             $13.59
Total return(k)(%)                                                      (0.97)(m)                                           2.87(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                   $25                                                $43
Ratio of net expenses to average net assets (%)                          0.79(r)                                            0.78(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 0.44(r)                                            3.67(r)
Portfolio turnover (%)                                                     17(m)                                             100(m)

a Class 1 shares began operations on 10-15-05.                                  a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.                               h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.                                                j Less than $0.01 per share.
m Not annualized.                                                               k Assumes dividend reinvestment.
r Annualized.                                                                   m Not annualized.
                                                                                r Annualized.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         U.S. High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Class 1
Period ended                                                          8-31-06(a)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.74
Net investment income (loss)(h)                                          0.80
Net realized and unrealized gain (loss) on investments                   0.02
Total from investment operations                                         0.82
Less distributions From net investment income                           (0.51)
                                                                        (0.51)
Net asset value, end of period                                         $13.05
Total return(k)(%)                                                       6.55(m)

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $2
Ratio of net expenses to average net assets (%)                          0.87(r)
Ratio of net investment income (loss) to
  average net assets (%)                                                 7.12(r)
Portfolio turnover (%)                                                    108(m)

a Class 1 shares began operations on 10-15-05.
h Based on the average of the shares outstanding.
k Assumes dividend reinvestment.
m Not annualized.
r Annualized.

                    APPENDIX A - SCHEDULE OF MANAGEMENT FEES
                    ----------------------------------------

Set forth below is the schedule of the annual percentage rates of the management fees for the Funds. As stated above, the advisory or management fee for each Fund is calculated by applying to the net assets of the Fund an annual fee rate which is determined based on the application of the annual percentage rates for the Fund to the "Aggregate Net Assets" of the Fund. Aggregate Net Assets of a Fund include the net assets of the Fund and in most cases the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Funds and Annual Percentage Rates of Aggregate Net Assets

Active Bond Fund: 0.600% -- at all asset levels

All Cap Core Fund: 0.800% -- first $500 million; and 0.750% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the All Cap Core Trust, a series of John Hancock Trust)

All Cap Growth Fund: 0.850% -- first $500 million; 0.825% -- between $500 million and $1 billion; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the All Cap Growth Trust, a series of John Hancock Trust)

All Cap Value Fund: 0.850% -- first $250 million; 0.800% -- next $250 million; and 0.750% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the All Cap Value Trust, a series of John Hancock Trust)

Blue Chip Growth Fund: 0.825% -- first $1 billion; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Blue Chip Growth Trust, a series of John Hancock Trust)

Capital Appreciation Fund: 0.850% -- first $300 million; 0.800% -- between $300 million and $500 million; 0.700% -- between $500 million and $1 billion; and 0.670% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Capital Appreciation Trust, a series of John Hancock Trust)

Classic Value Fund: 0.800% -- at all asset levels.

Core Bond Fund: 0.690% -- first $200 million; 0.640% -- next $200 million; and 0.570% -- excess over $400 million.
(Aggregate Net Assets include the net assets of the Fund and the Core Bond Trust, a series of John Hancock Trust)

Core Equity Fund: 0.850% -- first $350 million; and 0.750% -- excess over $350 million.
(Aggregate Net Assets include the net assets of the Fund and the Core Equity Trust, a series of John Hancock Trust)

Dynamic Growth Fund: 0.900% -- first $250 million; 0.850% -- next $250 million; 0.825% -- next $250 million; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Dynamic Growth Trust, a series of John Hancock Trust)

Emerging Growth Fund: 0.800% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and the Emerging Growth Trust, a series of John Hancock Trust)

Emerging Markets Value Fund: 1.00% - first $100 million; 0.950% - excess over $100 million.
(Aggregate Net Assets include the net assets of the Emerging Markets Value Fund, a series of JHF II, and the Emerging Markets Value Trust, a series of John Hancock Trust)

Emerging Small Company Fund: 0.970 % -- first $500 million; and 0.900% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Emerging Small Company Trust, a series of John Hancock Trust)

Equity-Income Fund: 0.825% -- first $1 billion; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Equity-Income Trust, a series of John Hancock Trust)

Financial Services Fund: 0.850% -- first $50 million; 0.800% -- next $450 million; and 0.750% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Financial Services Trust, a series of John Hancock Trust)

Fundamental Value Fund: 0.850% -- first $50 million; 0.800% -- next $450 million; and 0.750% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Fundamental Value Trust, a series of John Hancock Trust)

Global Allocation Fund: 0.850% -- first $500 million; and 0.800% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Global Allocation Trust, a series of John Hancock Trust)

Global Bond Fund: 0.700% -- at all asset levels.

Global Fund: 0.850% -- first $1 billion; and 0.800% -- excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund, the Global Trust, a series of John Hancock Trust, the International Value Fund, a series of JHF II and the International Value Trust, a series of John Hancock Trust)

Global Real Estate Fund: 0.950% -- first $500 million; 0.925% -- next $250 million; and 0.900% -- excess over $750 million.
(Aggregate Net Assets include the net assets of the Fund and the Global Real Estate Trust, a series of John Hancock Trust)

Growth & Income Fund: 0.675% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund, that portion of the Managed Fund of JHF II that is subadvised by GMO., the Growth & Income Trust, a series of John Hancock Trust, that portion of the Managed Trust, another series of John Hancock Trust, that is subadvised by GMO, and the U.S. Core Fund, a series of John Hancock Funds III)

Growth Fund: 0.800% -- first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the Fund, the Growth Trust, a series of John Hancock Trust, and the Growth Fund, a series of John Hancock Funds III)

Growth Opportunities Fund: 0.800% -- first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund, the Growth Opportunities Trust, a series of John Hancock Trust, and the Growth Opportunities Fund, a series of John Hancock Funds III)

Health Sciences Fund: 1.050% -- first $500 million; and 1.000% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Health Sciences Trust, a series of John Hancock Trust)

High Income Fund: 0.725% -- first $150 million; 0.675% -- between $150 million and $500 million; 0.650% -- between $500 million and $2.5 billion; and 0.600% -- excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of John Hancock Trust)

High Yield Fund: 0.700% -- first $500 million; and 0.650% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of John Hancock Trust)

International Equity Index Fund: 0.550% -- first $100 million; and 0.530% -- excess over $100 million.
(Aggregate Net Assets include the net assets of the Fund and the International Equity Index Trust A, a series of John Hancock Trust)

Income Fund: 0.95% - first $50 million; 0.915% - between $50 million and $200 million; 0.825% - between $200 million and $500 million; 0.800% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Income Fund, a series of JHF II, the Income Trust, a series of John Hancock Trust, the International Value Trust, a series of John Hancock Trust, the International Value Fund, a series of JHF II, the International Small Cap Trust, a series of John Hancock Trust, the International Small Cap Fund, a series of JHF II, the Global Trust, a series of John Hancock Trust, the Global Fund, a series of JHF II, the Mutual Shares Trust, a series of John Hancock Trust)

International Growth Fund: 0.920% -- first $100 million; 0.895% -- next $900 million; and 0.880% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund, the International Growth Trust, a series of John Hancock Trust, and the International Growth Fund, a series of John Hancock Funds III)

International Opportunities Fund: 0.900% -- first $750 million; 0.850% -- between $750 million and $1.5 billion; and 0.800% -- excess over $1.5 billion. (Aggregate Net Assets include the net assets of the International Opportunities Fund, a series of the Trust, and the International Opportunities Trust, a series of John Hancock Trust).

International Small Cap Fund: 1.050% -- first $200 million; 0.950% -- next $300 million; and 0.850% -- excess over $500 million
(Aggregate Net Assets include the net assets of the Fund and the International Small Cap Trust, a series of John Hancock Trust)

International Small Company Fund: 1.00% -- first $100 million; and 0.95% -- excess over $100 million.
(Aggregate Net Assets include the net assets of the Fund and the International Small Company Trust, a series of John Hancock Trust)

International Value Fund: 0.950% -- first $200 million; 0.850% -- next $300 million; and 0.800% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund, the International Value Trust, a series of John Hancock Trust, the Global Fund, a series of JHF II and the Global Trust, a series of John Hancock Trust)

Intrinsic Value Fund: 0.780% -- first $500 million; 0.760% -- next $500 million; 0.750% -- next $1.5 billion; and 0.740% -- excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the Fund, the Intrinsic Value Trust, a series of John Hancock Trust, and the Intrinsic Value Fund, a series of John Hancock Funds III)

Investment Quality Bond Fund: 0.600% -- first $500 million; and 0.550% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Investment Quality Bond Trust, a series of John Hancock Trust)

Large Cap Fund: 0.780% -- first $250 million; 0.730% -- next $250 million; 0.680% -- next $250 million; and 0.650% -- excess over $750 million. (Aggregate Net Assets include the net assets of the Fund, the Strategic Opportunities Trust and the Large Cap Trust, each a series of John Hancock Trust)

Large Cap Value Fund: 0.825% -- first $500 million; 0.800% -- next $500 million; 0.775% -- next $500 million; 0.720% -- next $500 million; and 0.700% -- excess over $2 billion.
(Aggregate Net Assets include the net assets of the Fund and the Large Cap Value Trust, a series of John Hancock Trust)

Managed Fund: 0.690% -- at all asset levels.

Mid Cap Index Fund: 0.490% -- first $250 million; 0.480% -- next $250 million; and 0.460% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Index Trust, a series of John Hancock Trust)

Mid Cap Intersection Fund: 0.875% - first $500 million; 0.850% - excess over $500 million.
(Aggregate Net Assets include the net assets of the Mid Cap Intersection Fund, a series of JHF II, and the Mid Cap Intersection Trust, a series of John Hancock Trust)

Mid Cap Stock Fund: 0.875% -- first $200 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Stock Trust, a series of John Hancock Trust)

Mid Cap Value Equity Fund: 0.875% -- first $250 million; and 0.850% -- next $250 million; 0.825% -- next $500 million; and 0.800% -- excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Equity Trust, a series of John Hancock Trust)

Mid Cap Value Fund: 0.900% -- first $200 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Trust, a series of John Hancock Trust)

Money Market Fund: 0.500% -- first $500 million; and 0.470% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Money Market Trust, a series of John Hancock Trust)

Natural Resources Fund: 1.050% -- first $50 million; and 1.000% -- excess over $50 million.
(Aggregate Net Assets include the net assets of the Fund and the Natural Resources Trust, a series of John Hancock Trust)

Pacific Rim Fund: 0.800% -- first $500 million; and 0.700% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Pacific Rim Trust, a series of John Hancock Trust)

Quantitative All Cap Fund: 0.750% -- first $50 million; and 0.700% -- excess over $50 million.
(Aggregate Net Assets include the net assets of the Fund and the Quantitative All Cap Trust, a series of John Hancock Trust)

Quantitative Mid Cap Fund: 0.750% -- first $200 million; and 0.650% -- excess over $200 million.
(Aggregate Net Assets include the net assets of the Fund and the Quantitative Mid Cap Trust, a series of John Hancock Trust)

Quantitative Value Fund: 0.700% -- first $500 million; 0.650% -- next $500 million; and 0.600% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Quantitative Value Trust, a series of John Hancock Trust)

Real Estate Equity Fund: 0.875% -- first $250 million; 0.850% -- next $250 million; and 0.825% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Real Estate Trust, a series of John Hancock Trust)

Real Estate Securities Fund: 0.700% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and the Real Estate Securities Trust, a series of John Hancock Trust)

Real Return Bond Fund: 0.700% -- first $1 billion; and 0.650% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Real Return Bond Trust, a series of John Hancock Trust)

Science & Technology Fund: 1.050% -- first $500 million; and 1.000% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Science & Technology Trust, a series of John Hancock Trust)

Short-Term Bond Fund: 0.600% -- first $100 million; 0.575% -- next $150 million; and 0.550% -- excess over $250 million.
(Aggregate Net Assets include the net assets of the Fund and the Short-Term Bond Trust, a series of John Hancock Trust)

Small Cap Fund: 0.850% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Trust, a series of John Hancock Trust)

Small Cap Growth: 1.100% -- first $100 million; and 1.050% -- excess over $100 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Growth Trust, a series of John Hancock Trust)

Small Cap Index Fund: 0.490% -- first $250 million; 0.480% -- next $250 million; and 0.460% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Index Trust, a series of John Hancock Trust)

Small Cap Opportunities Fund: 1.000% -- first $500 million; and 0.950% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Opportunities Trust, a series of John Hancock Trust)

Small Cap Value Fund: 1.100% -- first $100 million; and 1.050% -- excess over $100 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Value Trust, a series of John Hancock Trust)

Small Company Fund: 1.050% -- first $125 million; and 1.000% -- excess over $125 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Company Trust, a series of John Hancock Trust)

Small Company Growth Fund: 1.050% -- first $250 million; and 1.000% -- excess over $250 million.
(Aggregate Net Assets include the net assets of the Fund. However, the applicable rate is 1.000% of all net assets of the Fund when the aggregate net assets of the following exceed $1 billion: the Fund and All Cap Growth Fund of the JHF II, and the Small Company Growth Trust and All Cap Growth Trust of John Hancock Trust.

Small Company Value Fund: 1.050% -- first $500 million; and 1.000% -- excess over $500 million.

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(Aggregate Net Assets include the net assets of the Fund and the Small Company
Value Trust, a series of John Hancock Trust)

Special Value Fund: 0.950% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and the Special Value Trust, a series of John Hancock Trust)

Spectrum Income Fund: 0.800% -- first $250 million; and 0.725% -- excess over $250 million.
(Aggregate Net Assets include the net assets of the Fund and the Spectrum Income Trust, a series of John Hancock Trust)

Strategic Bond Fund: 0.700% -- first $500 million; and 0.650% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Strategic Bond Trust, a series of John Hancock Trust)

Strategic Income Fund: 0.725% -- first $500 million; and 0.650% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Strategic Income Trust, a series of John Hancock Trust)

Total Bond Market Fund: 0.490% -- first $500 million; and 0.470% -- excess over $500 million.

Total Return Fund: 0.700% -- at all asset levels.

Total Stock Market Index Fund: 0.490% -- first $250 million; 0.480% -- next $250 million; and 0.460% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Total Stock Market Index Trust, a series of John Hancock Trust)

U.S. Global Leaders Growth Fund: 0.7125% -- first $500 million; and 0.675% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the U.S. Global Leaders Growth Trust, a series of John Hancock Trust)

U.S. Government Securities Fund: 0.620% -- first $500 million; and 0.550% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the U.S. Government Securities Trust, a series of John Hancock Trust)

U.S. High Yield Bond Fund: 0.750% -- first $200 million; and 0.720% -- excess over $200 million.
(Aggregate Net Assets include the net assets of the Fund and the U.S. High Yield Bond Trust, a series of John Hancock Trust)

U.S. Multi Sector Fund: 0.780% -- first $500 million; 0.760% -- next $500 million; 0.750% -- next $1.5 billion; and 0.740% -- excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the U.S. Multi Sector Trust, a series of John Hancock Trust)

Utilities Fund: 0.825% -- first $300 million; 0.825% -- next $300 million; 0.800% -- next $300 million; 0.775% -- next $600 million; and 0.700% -- excess over $1.5 billion.
(Aggregate Net Assets include the net assets of the Fund and the Utilities Trust, a series of John Hancock Trust)

Value & Restructuring Fund: .825% -- first $500 million; 0.800% -- next $500 million; and 0.775% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Value & Restructuring Trust, a series of John Hancock Trust)

Value Fund: 0.750% -- first $200 million; 0.725% -- next $300 million; and 0.650% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Value Trust, a series of John Hancock Trust)


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

Value Opportunities Fund: 0.800% -- first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the Value Opportunities Trust, a series of John Hancock Trust, and the Value Opportunities Fund, a series of John Hancock Funds III)

Vista Fund: 0.900% -- first $200 million; 0.850% -- next $200 million; 0.825% --
next $600 million; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Vista Trust, a series of John Hancock Trust)

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

                              FOR MORE INFORMATION
                              --------------------

 The following document is available that offers further information on JHF II:

                       Statement of Additional Information

Annual/Semi Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHF II's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

                         By mail: John Hancock Funds II
                               601 Congress Street
                                Boston, MA 02210

                            By phone: 1-800-344-1029

                        On the Internet: www.jhfunds.com

               Or You May View or Obtain These Documents and Other
                    Information About the Fund from the SEC:

                        By mail: Public Reference Section
                       Securities and Exchange Commission
                            Washington, DC 20549-0102
                           (duplicating fee required)

         In person: at the SEC's Public Reference Room in Washington, DC
              For access to the Reference Room call 1-202-551-8090

                    By electronic request: publicinfo@sec.gov
                           (duplicating fee required)

                          On the Internet: www.sec.gov

                           1940 Act File No. 811-21779

                          [JOHN HANCOCK FUNDS II LOGO]

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